File No. 333-69485
811-04732
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SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.		/ /
POST-EFFECTIVE AMENDMENT NO.	53	/X/

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO.	842	/X/

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
SEPARATE ACCOUNT TWO
(Exact Name of Registrant)

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
(Name of Depositor)

1 GRIFFIN ROAD NORTH
WINDSOR, CT 06095-1512
(Address of Depositor's Principal Executive Offices)

(860) 547-4390
(Depositor's Telephone Number, Including Area Code)

LISA PROCH
TALCOTT RESOLUTION LIFE INSURANCE COMPANY
1 GRIFFIN ROAD NORTH
WINDSOR, CT 06095-1512
(Name and Address of Agent for Service)
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Approximate Date of Proposed Public Offering: Continuous
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It is proposed that this filing will become effective:

/ /	immediately upon filing pursuant to paragraph (b) of Rule 485
/X/	on May 1, 2019 pursuant to paragraph (b) of Rule 485
/ /	60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /	on ________ pursuant to paragraph (a)(1) of Rule 485
/ /	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered:
Units of interests in separate accounts under variable annuity contracts.

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PART A

THE DIRECTOR VII*
TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT ONE (EST. 5/20/91)
TALCOTT RESOLUTION LIFE INSURANCE COMPANY
SEPARATE ACCOUNT TWO (EST. 6/2/86)
PO BOX 14293
LEXINGTON, KY 40512-4293
1-800-862-6668 (CONTRACT OWNERS)
1-800-862-7155 (INVESTMENT PROFESSIONALS)
www.talcottresolution.com

*This product was previously sold under various marketing names depending on which distribution partner sold the product and/or when the product was sold. These market names include: Series VII/VIIR of The Director, Series II/IIR of The BB&T Director, AmSouth VA, The Director Select, The Director Choice, and Series I/IR of The Huntington Director, The Director Solution, Director Preferred, Director Elite, The Wachovia Director, Fifth Third Director, Director Classic, Wells Fargo Director, NatCity Director and First Horizon Director.
The variable annuity products described in this prospectus are no longer for sale. In 2013, we announced that we would no longer be selling or issuing annuity products and part of the company’s long-term strategy is to reduce the liabilities associated with in force annuity contracts. However, we continue to administer the in force annuity contracts. You should read the terms of your annuity contract, including any riders, as your Contract contains the specific terms of the benefits, limitations, restrictions, costs and obligations regarding your annuity. There may be contract and/or rider variations due to requirements under state law. See your contract and riders for the provisions appropriate to you.
This variable annuity prospectus describes a contract between each Owner and joint Owner (“you”) and Talcott Resolution Life and Annuity Insurance Company or Talcott Resolution Life Insurance Company (“us,” “we” or “our”) where you agreed to make at least one Premium Payment to us and we agreed to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups.
At the time you purchased your Contract, you allocated your Premium Payment to “Sub-Accounts.” These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds described in this prospectus are part of the following Portfolio companies: AIM Variable Insurance Funds, AllianceBernstein L.P., BlackRock, Hartford HLS Funds, Mutual Funds and Variable Insurance Trust, Pioneer Variable Contracts Trust, The Prudential Series Fund, The Victory Variable Insurance Funds and Wells Fargo Funds Management LLC.
At the time you purchased your Contract you were able to allocate some or all of your Premium Payment to the Fixed Accumulation Feature, which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Amounts allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.
Please read this prospectus carefully and keep it for your records for future reference. You can contact us to get a Statement of Additional Information ("SAI") free of charge. The SAI contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission (“SEC” or “Commission”). We have included the Table of Contents for the SAI at the end of this prospectus. Although we file this prospectus and the SAI with the SEC, the SEC doesn’t approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the SAI can also be obtained from us by calling 1-800-862-6668 or the SEC’s website (www.sec.gov).
This variable annuity may not be suitable for everyone. This variable annuity may not be appropriate for people who do not have a long investment time horizon and is not appropriate for people who intend to engage in market timing. You will get no additional tax advantage from this variable annuity if you are investing through a tax-advantaged retirement plan (such as a 401(k) plan or Individual Retirement Account (“IRA”)). This prospectus is not intended to provide tax, accounting or legal advice. Pursuant to IRS Circular 230, you are hereby notified of the following: The information contained in this document is not intended to (and cannot) be used by anyone to avoid IRS penalties. This document supports the promotion and marketing of insurance products. You should seek advice based on your particular circumstances from an independent tax adviser. This product is not intended to provide tax, accounting or legal advice. Please consult with your tax accountant or attorney prior to finalizing or implementing any tax or legal strategy or for any tax, accounting or legal advice concerning your situation.

Four Simple Steps to Safeguard Your Account Against Fraud
We take protection of our customer accounts and information seriously. With the number of security breaches on the rise, it is a good time to remind you, our clients, to increase your awareness and protect yourself from fraud. We recommend four easy ways you can help protect yourself and your investments.
1. Strengthen Your Password
A strong password is your primary line of defense, which is why criminals attempt to acquire them. Passwords should be complex and difficult to guess. In order to ensure their ongoing effectiveness, passwords should be changed on a regular basis.
2. Keep Your Information Current
Make sure your contact information, including mailing address, email address and phone number is up to date with us. This will ensure that you receive your important documents.
3. Be Aware
Learn to recognize phishing emails, suspicious phone calls and texts from individuals posing as legitimate organizations, such as a bank, credit card company and government agencies. Do not click on links or download attachments from unknown sources.
4. Review Your Account Statements and Notify Law Enforcement of Suspicious Activity
As a precautionary measure, we recommend that you remain vigilant by reviewing your account statements and credit reports closely. If you detect any suspicious activity on an account, you should promptly notify the financial institution or company with which the account is maintained. You also should promptly report any fraudulent activity or suspected incidence of identity theft to proper law enforcement authorities or the Federal Trade Commission (FTC).
To file a complaint with the FTC, you may do so at www.ftc.gov/idtheft or call 1-877-ID-THEFT (877-438-4338). The FTC mailing address is 600 Pennsylvania Ave. NW, Washington, DC 20580. Complaints filed with the FTC will be added to the FTC’s Identity Theft Data Clearinghouse, which is a database made available to law enforcement agencies.
Obtain a Copy of Your Credit Report
You may obtain a free copy of your credit report from each of the three major credit reporting agencies once every 12 months by visiting www.annualcreditreport.com, calling toll-free 877-322-8228, or by completing an Annual Credit Report Request Form (found on the website) and mailing it to Annual Credit Report Request Service, P.O. Box 105281, Atlanta, GA 30348.
Or you can elect to purchase a copy of your credit report by contacting one of the three national credit reporting agencies. Contact information for the three national credit reporting agencies is provided below:

Equifax (800) 685-1111 www.equifax.com P.O. Box 740241 Atlanta, GA 30374	Experian (888) 397-3742 www.experian.com P.O. Box 2002 Allen, TX 75013	Transunion (800) 888-4213 www.transunion.com P.O. Box 1000 Chester, PA 19016
Additional Free Resources on Identity Theft
You may wish to review the tips provided by the FTC on how to avoid identity theft. For more information, please visit www.consumer.ftc.gov/topics/privacy-identity or call 1-877-ID THEFT (877-438-4338).
We are not an investment adviser nor are we registered as such with the SEC or any state securities regulatory authority. We are not acting in any fiduciary capacity with respect to your investment. This information does not constitute personalized investment advice or financial planning advice.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities Exchange Commission, paper copies of the shareholder reports for the portfolio companies available under your Contract will no longer be sent by mail, unless you specifically request paper copies of the reports from Talcott Resolution or your Financial Intermediary.  Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect to receive all future reports in paper free of charge. You can inform Talcott Resolution or your Financial Intermediary that you wish to continue receiving paper copies of your shareholder reports by calling Talcott Resolution Annuity Contact Center at 1-800-862-6668, Monday through Thursday, 8:00 a.m. to 7:00 p.m., or Friday, 9:15 am. to 6:00 p.m., Eastern Time.   Your election to receive reports in paper will apply to all portfolio companies available under your contract.

NOT INSURED BY FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Date of Prospectus: May 1, 2019
Date of Statement of Additional Information: May 1, 2019

2

3

Definitions
These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.
Account: Any of the Sub-Accounts or the Fixed Accumulation Feature.
Accumulation Units: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.
Accumulation Unit Value: The daily price of Accumulation Units on any Valuation Day.
Administrative Office: Our overnight mailing address is: Talcott Resolution - Annuity Service Operations, 1338 Indian Mound Drive, Mt. Sterling, KY 40353. Our standard mailing address is Talcott Resolution - Annuity Service Operations, PO Box 14293, Lexington, KY 40512-4293.
Anniversary Value: The value equal to the Contract Value as of a Contract Anniversary, adjusted for subsequent Premium Payments and partial Surrenders.
Annual Maintenance Fee: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.
Annual Withdrawal Amount AWA: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.
Annuitant: The person on whose life the Contract is issued. The Annuitant may not be changed after your Contract is issued.
Annuity Calculation Date: The date we calculate the first Annuity Payout.
Annuity Commencement Date: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, unless you elect an earlier date.
Annuity Payout: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.
Annuity Payout Option: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.
Annuity Unit: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.
Annuity Unit Value: The daily price of Annuity Units on any Valuation Day.
Beneficiary: The person(s) entitled to receive benefits pursuant to the terms of the Contract upon the death of any Contract Owner, joint Contract Owner or Annuitant.
Benefit Amount: The basis used to determine the maximum payout guaranteed under Principal First. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date. The Benefit Amount is referred to as the Guaranteed Remaining Balance in your Contract.
Benefit Payment: The maximum guaranteed payment that can be made each Contract Year under Principal First. The initial Benefit Payment is equal to 7% of your Premium Payments if you elect the benefit upon purchase or 7% of your Contract Value on the date we add the benefit to your Contract. The Benefit Payment can never exceed the Benefit Amount. The Benefit Payment is called Guaranteed Annual Withdrawal Benefit in your Contract.
Charitable Remainder Trust: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.
Code: The Internal Revenue Code of 1986, as amended.
Commuted Value: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.
Contingent Annuitant: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant’s death.
Contingent Deferred Sales Charge (“CDSC”): The deferred sales charge that may apply when you make a full or partial Surrender.
Contract: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.
Contract Anniversary: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

4

Contract Owner, Owner or you: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize “you” in the prospectus.
Contract Value: The total value of the Accounts on any Valuation Day.
Contract Year: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.
Death Benefit: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.
Deferred Annuity Commencement Date: The Annuitant’s 100th birthday.
Dollar Cost Averaging: A program that allows you to systematically make transfers between Accounts available in your Contract.
Financial Intermediary: The broker dealer through whom you purchased your contract or the Investment Professional who is listed in our administrative systems as the agent of record on your Contract and services your Contract.
Fixed Accumulation Feature - Part of our General Account where you are able to allocate a portion of your Contract Value. In the Contract, this is defined as the “Fixed Account.” In the future, we may impose limitations on your ability to transfer funds or allocate future Premium Payments to the Fixed Accumulation Feature.
General Account: The General Account includes our company assets, including any money you have invested in the Fixed Accumulation Feature. The assets in the General Account are available to the creditors of Talcott Resolution.
In Good Order: Certain transactions require your authorization and completion of requisite forms. Such transactions will not be considered in good order unless received by us in our Administrative Office or via telephone or facsimile. Generally, our request for documentation will be considered in good order when we receive all of the requisite information on the form required by us.
Joint Annuitant: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.
Maximum Anniversary Value: This is the highest Anniversary Value, adjusted for subsequent Premium Payments and withdrawals, prior to the deceased’s 81st birthday or the date of death, if earlier.
Net Investment Factor: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.
Non-Valuation Day: Any day the New York Stock Exchange is not open for trading.
Payee: The person or party you designate to receive Annuity Payouts.
Premium Payment: Money sent to us to be invested in your Contract.
Premium Tax: The amount of tax, if any, charged by federal, state, or other governmental entity on Premium Payments or Contract Values. On any contract subject to a Premium Tax, We may deduct the tax on a pro-rata basis from the Sub-Accounts at the time We pay the tax to the applicable taxing authorities, at the time the contract is surrendered, at the time death benefits are paid or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently the maximum rate charged by any state is 3.5% and 1.0% in Puerto Rico.
Principal First: An option that was available at an additional charge where, if elected upon purchase, you may take withdrawals that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount is different if you elected this benefit after you purchased your Contract. This benefit is called the Guaranteed Income Benefit in your Contract. This rider/option can no longer be elected or added after you purchase your Contract.
Qualified Contract: A contract issued to qualify under Sections 401, 403 or 408 of the Internal Revenue Code.
Required Minimum Distribution: A federal requirement that individuals age 70½ and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70½ or upon retirement, whichever comes later.
Spouse: A person related to a Contract Owner by marriage pursuant to the Code.
Sub-Account Value: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.
Surrender: A complete or partial withdrawal from your Contract.
Surrender Value: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges (subject to rounding).
Valuation Day: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.
Valuation Period: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

5

Fee Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.
This table describes the fees and expenses that you will pay at the time that you purchase the Contract or Surrender the Contract. Charges for state premium taxes may also be deducted when you purchase the Contract, upon Surrender or when we start to make Annuity Payouts.

Contract Owner Transaction Expenses
Sales Charge Imposed on Purchases (as a percentage of Premium Payments)	None
Contingent Deferred Sales Charge (as a percentage of Premium Payments) (1)
First Year (2)	7%
Second Year	6%
Third Year	6%
Fourth Year	5%
Fifth Year	4%
Sixth Year	3%
Seventh Year	2%
Eighth Year	0%

(1)
Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this prospectus.

(2)	Length of time from each Premium Payment.
Contract Owner Periodic Expenses
This table describes the fees and expenses that you will pay periodically and on a daily basis during the time that you own the Contract, not including fees and expenses of the underlying Funds.

Annual Maintenance Fee (3)	$30
Separate Account Annual Expenses (as a percentage of average daily Sub-Account Value)
Mortality and Expense Risk Charge	1.25%
Total Separate Account Annual Expenses	1.25%
Optional Charges (as a percentage of average daily Sub-Account Value)
Principal First Charge	0.75%
Optional Death Benefit Charge	0.15%
Earnings Protection Benefit Charge	0.20%
Total Separate Account Annual Expenses with all optional charges	2.35%

(3)
An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Sub-Accounts in which you are invested at the time of the charge.

The following tables show the minimum and maximum total annual fund operating expenses charged by the underlying Funds that you may pay on a daily basis during the time that you own the Contract. More detail concerning each underlying Fund’s fees and expenses is contained in the prospectus for each Fund.

The Director	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from Underlying Funds assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses).	0.17%	0.91%

The BB&T Director	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from Underlying Funds assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses).	0.17%	0.91%

6

AmSouth Variable Annuity	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from Underlying Funds assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses).	0.17%	1.07%

The Director Select	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from Underlying Funds assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses).	0.17%	1.07%

The Director Choice	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from Underlying Funds assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses).	0.17%	1.36%

The Huntington Director	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from Underlying Funds assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses).	0.17%	1.93%

The Director Solution	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from Underlying Funds assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses).	0.17%	0.96%

The Director Preferred	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from Underlying Funds assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses).	0.17%	0.91%

The Director Elite	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from Underlying Funds assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses).	0.17%	1.60%

The Wachovia Director	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from Underlying Funds assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses).	0.17%	1.07%

The Fifth Third Director	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from Underlying Funds assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses).	0.17%	0.91%

The Director Classic	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from Underlying Funds assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses).	0.17%	0.96%

The Wells Fargo Director	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from Underlying Funds assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses).	0.17%	1.32%

7

EXAMPLE
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The Example reflects a deduction for any Contingent Deferred Sales Charge, Annual Maintenance Fee, maximum Separate Account Annual Expenses including all Optional Charges, and the highest Total Annual Fund Operating Expenses of the underlying Funds. The Example does not reflect the deduction of any applicable Premium Taxes, income taxes or tax penalties you may be required to pay if you Surrender your Contract. If you did not select all of the optional benefits, your expenses would be lower than those shown in the Example.
The Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In the following Example table, we assume a Contract Value of $40,000 to illustrate the charges that would be deducted. Our average Contract Value is $80,000, but we use a smaller Contract Value so that we can show you the highest possible deductions. The Example assumes the Annual Maintenance Fee will always be deducted if the Contract is Surrendered. If your Contract Value is $50,000 or more, we waive the Annual Maintenance Fee, so the Example shows charges that are higher than you would have to pay. We change the Annual Maintenance Fee for a $40,000 Contract Value into a percentage to more easily calculate the charges. The percentage we use is 0.075%.
The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the highest Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

The Director Series VII, NatCity Director, First Horizon Director, The BB&T Director, The Director Preferred Series I/IR, and The Fifth Third Director:

(1)	If you Surrender your Contract at the end of the applicable time period:

1 year	$1,009
3 years	$1,676
5 years	$2,259
10 years	$3,855

(2)	If you annuitize at the end of the applicable time period:

1 year	$257
3 years	$997
5 years	$1,756
10 years	$3,738

(3)	If you do not Surrender your Contract:

1 year	$364
3 years	$1,106
5 years	$1,867
10 years	$3,855
AmSouth VA Series II/IIR:

(1)	If you Surrender your Contract at the end of the applicable time period:

1 year	$1,025
3 years	$1,721
5 years	$2,333
10 years	$4,002

(2)	If you annuitize at the end of the applicable time period:

1 year	$274
3 years	$1,046
5 years	$1,835
10 years	$3,886

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(3)	If you do not Surrender your Contract:

1 year	$381
3 years	$1,154
5 years	$1,945
10 years	$4,002
The Director Choice Series II/IR:

(1)	If you Surrender your Contract at the end of the applicable time period:

1 year	$1,052
3 years	$1,803
5 years	$2,468
10 years	$4,261

(2)	If you annuitize at the end of the applicable time period:

1 year	$303
3 years	$1,133
5 years	$1,976
10 years	$4,148

(3)	If you do not Surrender your Contract:

1 year	$410
3 years	$1,241
5 years	$2,086
10 years	$4,261
The Huntington Director Series I/IR:

(1)	If you Surrender your Contract at the end of the applicable time period:

1 year	$1,107
3 years	$1,961
5 years	$2,727
10 years	$4,750

(2)	If you annuitize at the end of the applicable time period:

1 year	$362
3 years	$1,303
5 years	$2,249
10 years	$4,641

(3)	If you do not Surrender your Contract:

1 year	$469
3 years	$1,410
5 years	$2,357
10 years	$4,750

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The Director Solution Series I/IR :

(1)	If you Surrender your Contract at the end of the applicable time period:

1 year	$1,014
3 years	$1,690
5 years	$2,282
10 years	$3,901

(2)	If you annuitize at the end of the applicable time period:

1 year	$262
3 years	$1,012
5 years	$1,780
10 years	$3,785

(3)	If you do not Surrender your Contract:

1 year	$369
3 years	$1,121
5 years	$1,891
10 years	$3,901
Director Elite Series I/IR:

(1)	If you Surrender your Contract at the end of the applicable time period:

1 year	$1,075
3 years	$1,869
5 years	$2,578
10 years	$4,470

(2)	If you annuitize at the end of the applicable time period:

1 year	$328
3 years	$1,205
5 years	$2,092
10 years	$4,359

(3)	If you do not Surrender your Contract:

1 year	$435
3 years	$1,313
5 years	$2,201
10 years	$4,470
Director Classic Series I/IR:

(1)	If you Surrender your Contract at the end of the applicable time period:

1 year	$1,014
3 years	$1,690
5 years	$2,282
10 years	$3,901
If you annuitize at the end of the applicable time period:

1 year	$262
3 years	$1,012
5 years	$1,780
10 years	$3,785

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(2)	If you do not Surrender your Contract:

1 year	$369
3 years	$1,121
5 years	$1,891
10 years	$3,901
The Director Select Series II/IIR and The Wachovia Director Series I/IR:

(1)	If you Surrender your Contract at the end of the applicable time period:

1 year	$1,025
3 years	$1,721
5 years	$2,333
10 years	$4,002

(2)	If you annuitize at the end of the applicable time period:

1 year	$274
3 years	$1,046
5 years	$1,835
10 years	$3,886

(3)	If you do not Surrender your Contract:

1 year	$381
3 years	$1,154
5 years	$1,945
10 years	$4,002
Wells Fargo Director Series I/IR:

(1)	If you Surrender your Contract at the end of the applicable time period:

1 year	$1,049
3 years	$1,791
5 years	$2,449
10 years	$4,226
(2) If you annuitize at the end of the applicable time period:

1 year	$299
3 years	$1,121
5 years	$1,957
10 years	$4,112
(3) If you do not Surrender your Contract:

1 year	$406
3 years	$1,229
5 years	$2,067
10 years	$4,226

Condensed Financial Information
When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see “How is the value of my Contract calculated before the Annuity

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Commencement Date?”. Please refer to Appendix V for information regarding the minimum and maximum class of Accumulation Unit Values. All classes of Accumulation Unit Values may be obtained, free of charge, by calling us at 1-800-862-6668.
Available Information
We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.
You may read or copy these reports at the SEC’s Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.talcottresolution.com or visiting at the SEC’s website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.
Highlights
How do I purchase this Contract?
This Contract is closed to new investors. In addition, as of October 4, 2013, we no longer allow Contract Owners to reinstate their Contracts when a Contract Owner requests a Surrender (either Full or Partial). Subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase® Program or are part of certain retirement plans.
What type of sales charges apply?
You didn’t pay a sales charge when you purchased your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.
The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

Number of years from Premium Payment	Contingent Deferred Sales Charge
1	7%
2	6%
3	6%
4	5%
5	4%
6	3%
7	2%
8 or more	0%
You won’t be charged a Contingent Deferred Sales Charge on:

✓	The Annual Withdrawal Amount

✓	Premium Payments or earnings that have been in your Contract for more than seven years

✓	Distributions made due to death

✓	Distributions under a program for substantially equal periodic payments made for your life expectancy

✓	Most payments we make to you as part of your Annuity Payout
Is there an Annual Maintenance Fee?
We deduct this $30 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.
What charges will I pay on an annual basis?
In addition to the Annual Maintenance Fee, you pay the following charges each year:

•	Mortality and Expense Risk Charge - This charge is deducted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Sub-Accounts.

•	Annual Fund Operating Expenses — These are charges for the underlying Funds. See the Funds’ prospectuses for more complete information.

•
Principal First Charge — This rider/option can no longer be elected or added after you purchase your Contract. If you elected Principal First, we deduct an additional charge on a daily basis that is based on your Contract Value invested in

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the Sub-Accounts. If you elected this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

•	Optional Death Benefit Charge — This rider/option can no longer be elected or added after you purchase your Contract. The Optional Death Benefit adds new features to your Death Benefit calculation.
If you elected the Optional Death Benefit, we deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts.

•
Earnings Protection Benefit Charge — This rider/option can no longer be elected or added after you purchase your Contract. The Earnings Protection Benefit adds new features to your Death Benefit calculation.

If you elected the Earnings Protection Benefit, we deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts.
Charges and fees may have a significant impact on Contract Values and the investment performance of Sub-Accounts. This impact may be more significant with Contracts with lower Contract Values.
Can I take out any of my money?
You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable dollar amount Annuity Payouts.

➢	You may have to pay income tax on the money you take out and, if you Surrender before you are age 59½, you may have to pay a federal income tax penalty.

➢	You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.
Will Talcott Resolution pay a Death Benefit?
There is a Death Benefit if the Contract Owner, joint Contract Owner or the Annuitant, if applicable, die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts and Fixed Accumulation Feature according to your last instructions and will fluctuate with the performance of the underlying Funds.
If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

•	The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

•	The Contract Value of your Contract, or

•
Your Maximum Anniversary Value, which is described below. The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased’s 81st birthday or date of death, whichever is earlier.

If you purchased your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

•	Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

•
Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchased your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

•	Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

•	Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.
The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.
If you elect the Annuity Commencement Date Deferral Option ("Deferral Option"), then on and after the original Annuity Commencement Date, your Death Benefit will equal the Contract Value calculated as of the date of receipt of Due Proof of Death at our Administrative Office. During the time period between our receipt of Due Proof of Death and our receipt of complete settlement instructions from each Beneficiary, the calculated Death Benefit amount will be subject to market fluctuations. No other Death Benefit or optional Death Benefits apply. All optional Death Benefits and Earnings Protection Benefit and their associated charges will terminate. Please see the section titled Annuity Commencement Date Deferral Option for more information.
Optional Death Benefit — This rider/option can no longer be elected or added after you purchase your Contract. The Optional Death Benefit added new features to your Death Benefit calculation.

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If you elected the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:

➢	The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;

➢	The Contract Value of your Contract;

➢	Your Maximum Anniversary Value; or

➢	Your Interest Accumulation Value from the date your Optional Death Benefit is added to your Contract.
If you elected the Optional Death Benefit, you cannot cancel it.
Earnings Protection Benefit — This rider/option can no longer be elected or added after you purchase your Contract. The Earnings Protection Benefit added new features to your Death Benefit calculation.
You may have elected the Earnings Protection Benefit at an additional charge. If you elected the Earnings Protection Benefit, you cannot cancel it.
If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greatest of:

•	The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

•	The Maximum Anniversary Value, or

•
Your Contract Value on the date we receive a death certificate or other legal document acceptable to us plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.
Your Contract gain is limited to or “capped” at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.
What Annuity Payout Options are available?
When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain. We may make other Annuity Payout Options available at any time.
You must begin to take payments by the Annuity Commencement Date, which is before the Annuitant’s 90th birthday or the end of the 10th Contract Year, whichever comes later. As of October 4, 2013, we no longer allow Contract Owners to extend their Annuity Commencement Date even though we may have granted extensions in the past to you or other similarly situated investors. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option.

•
On or about February 1, 2016, we will allow eligible Contract Owners to defer their Annuity Commencement Date pursuant to the provisions outlined in the Annuity Commencement Date Deferral Option section.

•
For Qualified Contracts, if you defer your Annuity Commencement Date, the minimum periods for the Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain Annuity Payout Options will be five years. For non-Qualified Contracts, if you defer your Annuity Commencement Date, the minimum periods for the Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain Annuity Payout Options will be ten years.

•
For Qualified Contracts, if you defer your Annuity Commencement Date and if, between your original Annuity Commencement Date and your Deferred Annuity Commencement Date, you do not tell us which Annuity Payout Option you want, we will pay you under the Life Annuity with Payments For a Period Certain Payout Option with period certain payments for five years. For non-Qualified Contracts, if you defer your Annuity Commencement Date and if, between your Annuity Commencement Date and your Deferred Annuity Commencement Date, you do not tell us which Annuity Payout Option you want, we will pay you under the Life Annuity with Payments For a Period Certain Payout Option with period certain payments for ten years.

Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

•	fixed dollar amount Automatic Annuity Payouts,

•	variable dollar amount Automatic Annuity Payouts, or

•	a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.

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Can I defer my Annuity Commencement Date?
If you are eligible, you may elect a one-time deferral of your Annuity Commencement Date. To elect this option we must receive at our Administrative Office the Annuity Commencement Date Deferral Option Form In Good Order during the Election Period. The Election Period begins when we send you the Deferral Option rider and ends on your Annuity Commencement Date. The Deferral Option rider will become effective on the Annuity Commencement Date. For more information, please see the section titled Annuity Commencement Date Deferral Option.
General Contract Information
The Company
We are a stock life insurance company. Talcott Resolution Life Insurance Company (formerly "Hartford Life Insurance Company") is authorized to do business in all states of the United States and the District of Columbia. Talcott Resolution Life and Annuity Insurance Company ("formerly Hartford Life and Annuity Insurance Company") is authorized to do business in Puerto Rico, the District of Columbia, and all states of the United States except New York. Talcott Resolution Life Insurance Company was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Talcott Resolution Life and Annuity Insurance Company was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Talcott Resolution Life and Annuity Insurance Company is a subsidiary of Talcott Resolution Life Insurance Company. Our corporate offices are located in Windsor, Connecticut. Neither company cross guarantees the obligations of the other. We are ultimately controlled by Henry Cornell, David I. Schamis, and Robert E. Diamond.
All guarantees under the Contract are subject to each issuing company’s financial strength and claims-paying capabilities. We provide information about our financial strength in reports filed with the SEC (Talcott Resolution Life Insurance Company only) and/or state insurance departments. For example, Talcott Resolution Life Insurance Company files annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above. You may read or copy these reports at the SEC’s Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.talcottresolution.com or visiting the SEC’s website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.
The General Account
The Fixed Accumulation Feature is part of our General Account. Any amounts that we are obligated to pay under the Fixed Accumulation Feature and any other payment obligation we undertake under the Contract are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We invest the assets of the General Account according to the laws governing the investments of insurance company general accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in our General Account. Amounts in our General Account are available to our general creditors. We issue other types of insurance policies and financial products and pay our obligations under these products from our assets in the General Account.
Effective August 8, 2016, if you purchased your Contract after May 1, 2002, and the Amendatory Rider was approved in your state at the time you purchased your Contract, you cannot allocate amounts to the Fixed Accumulation Feature until further notice.
The Separate Account
We set aside and invest the assets of some of our annuity contracts, including these Contracts, in a Separate Account. These Separate Accounts are registered as unit investment trusts under the 1940 Act. This registration does not involve supervision by the SEC of the management or the investment practices of a Separate Account or us. Separate Accounts meet the definition of “Separate Account” under federal securities law. The Separate Accounts referenced in this prospectus hold only assets for variable annuity contracts. These Separate Accounts:

•	hold assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract;

•	are not subject to the liabilities arising out of any other business we may conduct;

•	are not affected by the rate of return of our General Account or by the investment performance of any of our other Separate Accounts;

•	may be subject to liabilities of other variable annuity contracts offered by this Separate Account which are not described in this prospectus; and

•	are credited with income and gains, and takes losses, whether or not realized, from the assets they hold without regard to our other income, gains or loss.
We do not guarantee the investment results of the Separate Account.

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In a low interest rate environment, yields for Money Market Sub-Accounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and Charges for Optional Benefits (if applicable), may be negative even though the underlying Fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a Money Market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a Money Market Sub-Account under the applicable asset allocation model, that portion of your Contract Value may decrease in value.
The Funds
At the time you purchased your Contract, you allocated your Premium Payments to Sub-Accounts. These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your investment professional even though they may have similar investment strategies and the same portfolio managers. Each Fund has varying degrees of investment risk. Funds are also subject to separate fees and expenses such as management fees, distribution charges and operating expenses. Please contact us to obtain a copy of the prospectuses for each Fund. Read these prospectuses carefully before investing. We do not guarantee the investment results of any Fund. Certain Funds may not be available in all states and in all Contract classes. Please see Appendix I for additional information.
Mixed and Shared Funding — Fund shares may be sold to our other Separate Accounts or other unaffiliated insurance companies to serve as an underlying investment for variable annuity contracts and variable life insurance policies, pursuant to a practice known as mixed and shared funding. As a result, there is a possibility that a material conflict may arise between the interests of Owners, and other Contract Owners investing in these Funds. If a material conflict arises, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying Fund.
Voting Rights — We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Funds’ shareholder meetings. To the extent required by federal securities laws or regulations, we will:

•	notify you of any Fund shareholders’ meeting if the shares held for your Contract may be voted;

•	send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract;

•	arrange for the handling and tallying of proxies received from Owners;

•	vote all Fund shares attributable to your Contract according to timely instructions received from you, and

•	vote all Fund shares for which no timely voting instructions are received in the same proportion as shares for which timely voting instructions have been received.
If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which Fund shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease. There is no minimum number of shares for which we must receive timely voting instructions before we vote the shares. Therefore, as a result of proportional voting, the instruction of a small number of Owners could determine the outcome of matters subject to shareholder vote.
Substitutions, Additions, or Deletions of Funds — Subject to any applicable law, we may make certain changes to the Funds offered under your Contract. We may, at our discretion, establish new Funds. New Funds may be made available to existing Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Funds. We may liquidate one or more Sub-Accounts if the board of directors of any Fund determines that such actions are prudent. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.
We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC, and we have notified you of the change.
In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.
Fees and Payments We Receive from Funds and related parties — We receive substantial fees and payments with respect to the Funds that are offered through your Contract (sometimes referred to as revenue sharing payments). We consider these fees and payments, among a number of facts, when deciding to include a Fund that we offer through the Contract. All of the Funds that are offered through your Contract make payments to us. We receive these payments and fees under agreements between us and a Fund’s principal underwriter, transfer agent, investment adviser and/or other entities related to the Funds in

16

amounts up to 0.55% of assets invested in a Fund. These fees and payments may include asset-based sales compensation and service fees under Premium Based Charges and/or servicing plans adopted by Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. We expect to make a profit on the amount of the fees and payments that exceed our own expenses, including our expenses of payment compensation to broker-dealers, financial institutions and other persons for selling the Contracts.
The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other Funds (or available classes of shares) may have lower fees and better overall investment performance. As of December 31, 2018, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities):
AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investments, American Century Investment Services Inc., BlackRock Advisors, LLC, BlackRock Investment, LLC, Columbia Management Distributors, Inc., Fidelity Distributors Corporation, Fidelity Investments Institutional Operations Company, Franklin Templeton Services, LLC, Hartford HLS Funds, The Huntington Funds, Invesco Advisors Inc., Invesco Distributors Inc., Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Morgan Stanley Distribution, Inc. & Morgan Stanley Investment Management & The Universal Institutional Funds, JPMorgan Investment Advisors, Inc., Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Pioneer Variable Contracts Trust & Pioneer Investment Management, Inc. & Pioneer Funds Distributor, Inc., Prudential Investment Management Services, LLC, Putnam Retail Management Limited Partnership, The Victory Variable Insurance Funds & Victory Capital Management, Inc. & Victory Capital Advisers, Inc. and Wells Fargo Variable Trust & Wells Fargo Fund Management, LLC.
Not all Fund complexes pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of fees and payments received by us varies by Fund and we may receive greater or less fees and payments depending on the Funds you select. Revenue sharing payments and Rule 12b-1 fees did not exceed 0.40% and 0.35%, respectively, in 2018, and are not expected to exceed 0.40% and 0.35%, respectively, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect a total of $75 from that Fund). For the fiscal year ended December 31, 2018, revenue sharing payments and Rule 12b-1 fees did not collectively exceed approximately $82 million. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.
Performance Related Information
The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account’s past performance only and is no indication of future performance.
When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of either the Separate Account’s inception or the Sub-Account’s inception, whichever is later, for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.
The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.
If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of the underlying Fund less the recurring charges at the Separate Account level.
A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.
We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments,

17

customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.
Fixed Accumulation Feature
If you purchased your Contract after May 1, 2002, and the Amendatory Rider was approved in your state at the time you purchased your Contract, you cannot allocate amounts to the Fixed Accumulation Feature until further notice.
Important Information You Should Know: This portion of the Prospectus relating to the Fixed Accumulation Feature is not registered under the Securities Act of 1933 (“1933 Act”) and the Fixed Accumulation Feature is not registered as an investment company under the 1940 Act. The Fixed Accumulation Feature or any of its interests are not subject to the provisions or restrictions of the 1933 Act or the 1940 Act, and the staff of the Securities and Exchange Commission has not reviewed the disclosure regarding the Fixed Accumulation Feature. The following disclosure about the Fixed Accumulation Feature may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of disclosure.
Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in the General Account. Premium Payments and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.
We guarantee that we will credit interest to amounts you allocate to the Fixed Accumulation Feature at a minimum rate that meets your State’s minimum non-forfeiture requirements. We reserve the right to prospectively declare different rates of excess interest depending on when amounts are allocated or transferred to the Fixed Accumulation Feature. This means that amounts at any designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates and no assurances are offered as to future rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available for the types of investments and durations that match our liabilities and anticipated yields on our investments; regulatory and tax requirements; and competitive factors.
In most states, we guarantee that we will credit interest at an annual effective rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. In some states, the minimum guaranteed interest rate is lower. If your Contract was issued before May 1, 2003, the minimum guaranteed interest rate is 3%. We reserve the right to change the rate subject only to applicable state insurance law.
We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a “first-in first-out” basis. For Contracts issued in the state of New York, the Fixed Accumulation Feature interest rates may vary from other states.
Important: Any interest credited to amounts you allocate to the Fixed Accumulation Feature in excess of your minimum guaranteed interest rate per year will be determined at our sole discretion. You assume the risk that interest credited to the Fixed Accumulation Feature may not exceed the minimum guaranteed interest rate for any given year. While we do not charge a separate fee for investing in the Fixed Accumulation Feature, our expenses associated with offering this feature are factored into the Fixed Accumulation Feature.
From time to time, we may credit increased interest rates under certain programs established in our sole discretion.
The Contract
Purchases and Contract Value
What types of Contracts are available?
This Contract is no longer available for sale. The Contract is an individual or group tax-deferred variable annuity contract. It was designed for retirement planning purposes and was available for purchase by any individual, group or trust, including:

•	Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

•
Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code. We no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts or additional Premium Payments into any individual annuity contract funded through a 403(b) plan;

•	Individual Retirement Annuities adopted according to Section 408 of the Code;

•	Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

•	Certain eligible deferred compensation plans as defined in Section 457 of the Code.
The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts were able to purchase Contracts that were not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

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If you purchased the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.
This prospectus describes two versions of the Contract. Series VII of the Contract was sold before May 1, 2002. Series VIIR of the Contract is sold on or after May 1, 2002, or the date your state approved Series VIIR for sale, if later.
How do I purchase a Contract?
The Contract was only available for purchase through a Financial Intermediary.
Premium Payments sent to us must be made payable in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred. A check must clear our account through our Administrative Office to be considered to be in good order.
Premium Payments may not exceed $1 million without our prior approval. We reserve the right to impose special conditions on anyone who seeks our approval to exceed this limit.
For Contracts issued in Oregon, premium payments will only be accepted prior to the third Contract Anniversary. For Contracts issued in Massachusetts, subsequent premium payments will only be accepted until the Annuitant’s 63rd birthday or the third Contract Anniversary, whichever is later.
How are Premium Payments applied to my Contract?
If we receive a subsequent Premium Payment before the end of a Valuation Day, it will be invested on the same Valuation Day. If we receive your subsequent Premium Payment after the end of a Valuation Day, it will be invested on the next Valuation Day. If we receive a subsequent Premium Payment on a non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest all Premium Payments based on your last instructions on record. We will send you a confirmation when we invest your Premium Payment.
It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the US Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your annuity contract being considered abandoned property under state law, and remitted to the applicable state and may result in you not receiving important notices about your Contract.
Replacement of Annuities
A "replacement" occurs when a new contract is purchased and, in connection with the sale, an existing contract is surrendered, lapsed, forfeited, assigned to the replacing insurer, otherwise terminated, or used in a financed purchase. A "financed purchase" occurs when the purchase of a new annuity contract involves the use of the funds obtained from the values of an existing annuity contract through Withdrawal, Surrender or loan.
There are circumstances in which replacing your existing annuity contract can benefit you. However, a replacement may not be in your best interest. Accordingly, you should make a careful comparison of the cost and benefits of your existing contract and the proposed contract with the assistance of your financial and tax advisers to determine whether replacement is in your best interest. You should be aware that the person selling you the new contract will generally earn a commission if you buy the new contract through a replacement. Remember that if you replace a contract with another contract, you might have to pay a surrender charge on the replaced contract, and there may be a new surrender charge period for the new contract. In addition, other charges may be higher (or lower) and the benefits may be different.
You should also note that once you have replaced your variable annuity contract, you generally cannot reinstate it even if you choose not to accept your new variable annuity contract during your "free look" period. The only exception to this rule would be if your previously issued contract was issued in a state that requires the insurer to reinstate the previously surrendered contract if the owner chooses to reject their new variable annuity contract during their "free look" period.
Description of Right to Cancel provision you had when you Purchased your Contract.
If, for any reason, you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.
Unless otherwise required by state law, we will pay you your Contract Value as of the Valuation Date we receive your request to cancel and will refund any sales or contract charges incurred during the period you owned the Contract. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Account. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. In certain states, however, we are required to return your Premium Payment without deduction for any fees or charges.
How is the value of my Contract calculated before the Annuity Commencement Date?
The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of

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Accumulation Units by the Accumulation Unit Value. On any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.
When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.
To determine the current Accumulation Unit Value, we take the prior Valuation Day’s Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.
The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

•	The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; divided by

•	The net asset value per share of each Fund at the end of the prior Valuation Day; multiplied by

•
Contract charges including the daily expense factor for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, adjusted for the number of days in the period.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.
Can I transfer from one Sub-Account to another?
You may make transfers between the Sub-Accounts offered in this Contract according to our policies and procedures as amended from time to time. In addition, there may be investment restrictions applicable to your contract in conjunction with certain riders as described in this prospectus.
What is a Sub-Account Transfer?
A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.
What Happens When I Request a Sub-Account Transfer?
Many Contract Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Contract Owners’ “transfer-out” requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Contract Owners’ “transfer-in” requests.
In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us. Each day, investors and participants in these other products engage in similar transfer transactions.
We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us. We also combine many of the purchases of that particular Fund for many of the products we offer. We then “net” these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.
For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.
What Restrictions Are There on My Ability to Make a Sub-Account Transfer?
First, you may make only one Sub-Account transfer request each day. We limit each Contract Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one “Sub-Account transfer;” however, you cannot transfer the same Contract Value more than once a Valuation Day.

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Examples

Transfer Request Per Valuation Day	Permissible?
Transfer $10,000 from a money market Sub-Account to a growth Sub-Account	Yes
Transfer $10,000 from a money market Sub-Account to any number of other Sub-Accounts (dividing the $10,000 among the other Sub-Accounts however you chose)	Yes
Transfer $10,000 from any number of different Sub-Accounts to any number of other Sub-Accounts	Yes
Transfer $10,000 from a money market Sub-Account to a growth Sub-Account and then, before the end of that same Valuation Day, transfer the same $10,000 from the growth Sub-Account to an international Sub-Account
No
Second, you are allowed to submit a total of 20 Sub-Account transfers each Contract Year (the “Transfer Rule”) by U.S. Mail, Internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.
We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.
The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company-sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger, substitution or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.
We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.
Third, policies have been designed to restrict excessive Sub-Account transfers. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don’t purchase this Contract if you plan to engage in “market timing,” which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

Abusive Transfer Policy (effective until July 1, 2007):
Regardless of the number of Sub-Account transfers you have done under the Transfer Rule, you still may have your Sub-Account transfer privileges restricted if you violate the Abusive Transfer Policy.
We rely on the Funds to identify a pattern or frequency of Sub-Account transfers that the Fund wants us to investigate. Most often, the Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once a Fund contacts us, we run a report that identifies all Contract Owners who transferred in or out of that Fund’s Sub-Account on the day or days identified by the Fund. We may share tax identification numbers and other shareholder identifying information contained in our records with Funds. We then review the Contracts on that list to determine whether transfer activity of each identified Contract violates our written Abusive Transfer Policy. We don't reveal the precise details of our analysis to help make it more difficult for abusive traders to adjust their behavior to escape detection.

We consider some or all of the following factors:
✓ the dollar amount of the transfer;
✓ the total assets of the Funds involved in the transfer;
✓ the number of transfers completed in the current calendar quarter;
✓ whether the transfer is part of a pattern of transfers designed to take advantage of short-term market fluctuations or market inefficiencies; or
✓ the frequent trading policies and procedures of a potentially affected Fund.
If you violate the Abusive Trading Policy, we will terminate your Sub-Account transfer privileges until your next Contract Anniversary. We do not differentiate between Contract Owners when enforcing this policy.

Fund Trading Policies (effective after July 1, 2007):
You are subject to Fund trading policies, if any. We are obligated to provide, at the Fund’s request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund’s agent to help monitor compliance with that Fund’s trading policy.

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We are obligated to follow each Fund’s instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund’s trading policy. Please refer to each Fund’s prospectus for more information.

Fund trading policies do not apply or may be limited. For instance:
✓ Certain types of financial intermediaries may not be required to provide us with shareholder information.
✓ “Excepted funds” such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

✓ A Fund can decide to exempt categories of contract holders whose contracts are subject to inconsistent trading restrictions or none at all.
✓ Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company-sponsored contractual or systematic program such as transfers of assets as a result of “dollar cost averaging” programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a step-up in Contract Value pursuant to a Contract Death Benefit or guaranteed minimum withdrawal benefit; (iv) as a result of any deduction of charges or fees under a Contract; or (v) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan salary reduction contributions, or planned premium payments.

Possibility of undetected abusive trading or market timing. We may not be able to detect or prevent all abusive trading or market timing activities. For instance,

•	Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

•	Certain forms of variable annuities and types of Funds may be attractive to market timers. We cannot provide assurances that we will be capable of addressing possible abuses in a timely manner.

•
These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

•
In some cases, we are unable to count the number of Sub-Account transfers requested by group annuity participants co-investing in the same Funds (participants) or enforce the Transfer Rule because we do not keep participants' account records for a Contract. In those cases, the participant account records and participant Sub-Account transfer information are kept by such owners or its third party service provider. These owners and third party service providers may provide us with limited information or no information at all regarding participant Sub-Account transfers.

How am I affected by frequent Sub-Account Transfers?
We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce value of other optional benefits available under your Contract.
Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund’s trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund’s opinion, has violated the Fund’s trading policy.
In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.
Fixed Accumulation Feature Transfers
During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%).

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Fixed Accumulation Feature Transfer Restrictions
Each Contract Year, unless you have elected the Deferral Option, you may transfer the greater of:

•
30% of the greatest Contract Value in the Fixed Accumulation Feature as of any Contract Anniversary or Contract issue date. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary; or

•	An amount equal to your largest previous transfer from the Fixed Accumulation Feature in any one Contract Year.
These transfer restrictions do not include systematic transfers and Dollar Cost Averaging Programs.
If you elect the Deferral Option, there is an imposed limit of 20% of the Contract Value that may be allocated to the Fixed Accumulation Feature on the original Annuity Commencement Date. Any amount over 20% of Contract Value allocated to the Fixed Accumulation Feature on the original Annuity Commencement Date will be moved out of the Fixed Accumulation Feature via a Dollar Cost Averaging program with a duration of six months or less according to the instructions that you provide to us on the Annuity Commencement Date Deferral Option Form. Any existing restriction on the maximum amount transferable from the Fixed Accumulation Feature during any Contract Year will be waived on and after the original Annuity Commencement Date. On or after the original Annuity Commencement Date, if at the time of the transfer you are not subject to restrictions on your ability to transfer funds into the Fixed Accumulation Feature described in the definition of Fixed Accumulation Feature above, then you may transfer amounts from existing funds to the Fixed Accumulation Feature until the total amount in the Fixed Accumulation Feature reaches a maximum of 20% of the Contract Value. The Contract Value is calculated on the Valuation Day immediately before the transfer.
Similarly, on or after the original Annuity Commencement Date, if at the time of the transfer you are not subject to restrictions on your ability to transfer funds into the Fixed Accumulation Feature described in the definition of Fixed Accumulation Feature above, then a maximum of 20% of any additional Premium Payments may be allocated to the Fixed Accumulation Feature.
Whether or not you elect the Deferral Option, if any interest rate applicable to your Fixed Accumulation Feature renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount that would receive the reduced rate. You must make this transfer request within 60 days of being notified of the renewal rate.
We may defer transfers and Surrenders from the Fixed Accumulation Feature for up to six months from the date of your request.
You must wait six months after your most recent transfer from the Fixed Accumulation Feature before moving Sub-Account Values back to the Fixed Accumulation Feature. If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program, you must wait six months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.
Mail, Telephone and Internet Transfers
You may make transfers through the mail or your Financial Intermediary. You may also make transfers by calling us or through our website. Transfer instructions received by telephone before the end of any Valuation Day will be carried our at the end of that date. Otherwise, the instructions will be carried out at the end of the next Valuation Day.
Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgment we return to you. If the time and date indicated on the acknowledgment is before the end of any Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgment, you should telephone us as soon as possible.
We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your investment professional. Any verbal communication should be re-confirmed in writing.
Telephone or Internet transfer requests may currently only be canceled by calling us before the close of the New York Stock Exchange on the day you made the transfer request.
We and our agents are not responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.
Power of Attorney
You may authorize another person to conduct financial and other transactions on your behalf by submitting a copy of a power of attorney (POA) executed by you that meets the requirements of your resident state law. Once we have the POA on file, we will accept transaction requests, including transfer instructions, subject to our transfer restrictions, from your designated agent (attorney-in-fact). We reserve the right to request an affidavit or certification from the agent that the POA is in effect when the agent makes such transactions. You may instruct us to discontinue honoring the POA at any time.

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Charges and Fees
The following charges and fees are associated with the Contract:
The Contingent Deferred Sales Charge
The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to Investment Professionals and the cost of preparing sales literature and other promotional activities.
We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.
The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

Number of years from Premium Payment	Contingent Deferred Sales Charge
1	7%
2	6%
3	6%
4	5%
5	4%
6	3%
7	2%
8 or more	0%

For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the year, we will deduct a Contingent Deferred Sales Charge as follows:
•
We will Surrender the Annual Withdrawal Amount which is equal to 15% of your total Premium Payments or $4,500 without charging a Contingent Deferred Sales Charge.
• We will then Surrender the Premium Payments that have been in the Contract the longest.
• That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 4% on that amount, or $400.
• The remaining $500 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 7% of the $500, or $35.
• Your Contingent Deferred Sales Charge is $435.
If you have any questions about these charges, please contact us or your Investment Professional.

The following Surrenders are NOT subject to a Contingent Deferred Sales Charge:

•
Annual Withdraw Amount — Each Premium Payment has its own schedule of Contingent Deferred Sales charges; however, in any contract year you may able to take Partial Surrenders up to a certain percentage of your total Premium Payments without being subject to a Contingent Deferred Sales Charge. Please refer to your Contract for your specific Annual Withdrawal Percentage amounts and your Contingent Deferred Sales Charge schedule.

Under the following situations, the Contingent Deferred Sales Charge is WAIVED:

•
Upon eligible confinement as described in the Waiver of Sales Charge Rider — We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint Contract Owner or the Annuitant, is confined for at least 180 calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified by Medicare as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint Contract Owner or the Annuitant is confined when you purchase or upgrade the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 91 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Investment Professional or us to determine if it is available for you.

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•
For Required Minimum Distributions — This allows Annuitants who are age 70½ or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge for one year’s required minimum distribution for that Contract Year. All requests for Required Minimum Distributions must be in writing.

The following situations are NOT subject to a Contingent Deferred Sales Charge:

•	Upon death of the Annuitant, Contract Owner or joint Contract Owner — No Contingent Deferred Sales Charge will be deducted if the Annuitant, Contract Owner or joint Contract Owner dies.

•
Upon Annuitization — The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. However, we will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

•
For Principal First Benefit Payments — If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

•
For substantially equal periodic payments — We will waive the Contingent Deferred Sales Charge if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59½.

•	Upon cancellation during the Right to Cancel period.
Surrender Order — During the Contract Years when a Contingent Deferred Sales Charge applies to the initial Premium Payment, all Surrenders in excess of the Annual Withdrawal Amount (which is equal to 10% of total Premium Payments) will be taken first from Premium Payments, then from earnings. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.
Thereafter, Surrenders will be taken first from earnings, then from Premium Payments not subject to a Contingent Deferred Sales Charge, then from 10% of Premium Payments still subject to a Contingent Deferred Sales Charge and then from Premium Payments subject to a Contingent Deferred Sales Charge on a first-in-first-out basis.
Mortality and Expense Risk Charge
For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.25% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

•	Mortality Risk — There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.
During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.
Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

•
Expense Risk — We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will not be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.
If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk charge.
Annual Maintenance Fee
The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

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When is the Annual Maintenance Fee Waived?
We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include contracts from our Putnam line of variable annuity contracts with the Contracts when we combine Contract Value for purposes of this waiver.
Premium Taxes
The amount of tax, if any, charged by federal, state, or other governmental entity on Premium Payments or Contract Values. On any contract subject to a Premium Tax, we may deduct the tax on a pro-rata basis from the Sub-Accounts at the time we pay the tax to the applicable taxing authorities, at the time the Contract is surrendered, at the time death benefits are paid or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently the maximum rate charged by any state is 3.5% and 1.0% in Puerto Rico.
Charges Against the Funds
Annual Fund Operating Expenses — The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds’ prospectuses.
Principal First Charge
This rider/option can no longer be elected or added after you purchase your Contract. If you elected Principal First, we will deduct an additional charge on a daily basis based on your Contract Value invested in the Sub-Accounts. If you elected this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.
Optional Death Benefit Charge
This rider/option can no longer be elected or added after you purchase your Contract. The Optional Death Benefit adds new features to your Death Benefit calculation.
If you elected the Optional Death Benefit, we subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts. If you elected this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.
Earnings Protection Benefit Charge
This rider/option can no longer be elected or added after you purchase your Contract. The Earnings Protection Benefit adds new features to your Death Benefit calculation.
If you elected the Earnings Protection Benefit, we subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts. If you elected this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.
If you elect the Deferral Option, then upon the original Annuity Commencement Date, Principal First, the Optional Death Benefit and the Earnings Protection Benefit riders are terminated and the associated rider charges will no longer be assessed.
Other disclosure specific to Invesco V.I. Government Money Market Fund
The Invesco V.I. Government Money Market Fund will continue to use the amortized cost method of valuation to seek to maintain a stable $1.00 net asset value and does not intend to impose liquidity fees or redemption gates on Fund redemptions. The Fund's board reserves the right to impose a liquidity fee or redemption gate in the future upon prior notice to shareholders and in conformance to Rule 2a-7 of the Investment Company Act of 1940. Further detail regarding these changes is set forth in the fund's prospectus.
Reduced Fees and Charges
We may offer, in our discretion, reduced fees and charges including, but not limited to Contingent Deferred Sales Charges, the mortality and expense risk charge, and the Annual Maintenance Fee, for certain Contracts (including employer sponsored savings plans) which may result in decreased costs and expenses. Reductions in these fees and charges will not be unfairly discriminatory against any Contract Owner.
Principal First
This rider/option can no longer be elected or added after you purchase your Contract. If you elected this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. We reserve the right to treat all Contracts issued to you by us within a calendar year as one Contract for purposes of Principal First . This means that if you purchase two Contracts from us in any twelve month period and elect Principal First on both Contracts, withdrawals from one Contract will be treated as withdrawals from the other Contract. If you elect Principal First , a company-sponsored exchange will not be considered to be a revocation or termination of the benefit.

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If you elected Principal First when you purchased your Contract, your initial Premium Payment is equal to the maximum payouts (the “Benefit Amount”). If you elected this option at a later date, your Contract Value on the date we added the benefit to your Contract is equal to the initial Benefit Amount. The Benefit Amount can never be more than $5 million dollars. The Benefit Amount is reduced as you take withdrawals. Principal First operates as a guarantee of the Benefit Amount. Benefit Payments under Principal First are treated as partial Surrenders and are deducted from your Contract Value.
Once the initial Benefit Amount has been determined, we calculate the maximum guaranteed payment that may be made each year (“Benefit Payment”). The Benefit Payment is equal to 7% of the initial Benefit Amount. If you do not take 7% one year, you may not take more than 7% the next year. The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.
If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. If you establish Principal First when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish the benefit at any time after purchase, we count one year as the time between the date we added the option to your Contract and your next Contract Anniversary, which could be less than a year. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.
If, in one year, your Surrenders total more than your Benefit Payment out of your Contract we will recalculate your Benefit Amount and your Benefit Payment may be lower in the future. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value (“New Contract Value”) and then we deduct the amount of the last Surrender from the Benefit Amount (“New Benefit Amount”). Then we compare those results:

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If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.

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If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. Your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount.

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If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the “old” Benefit Payment to 7% of the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.

If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.
Any additional Premium Payments made to your Contract will cause the Benefit Amount to be increased on a dollar-for-dollar basis. The Benefit Payment will equal the prior Benefit Payment plus 7% of the additional Premium Payment for Principal First.
If you change the ownership or assign this Contract to someone other than your spouse anytime after one year of electing Principal First, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future.
The Benefit Amount will be recalculated to equal the lesser of:

•	The Benefit Amount immediately prior to the ownership change or assignment, or

•	The Contract Value at the time of the ownership change or assignment.
Principal First Step-Up
Any time after the 5th year Principal First has been in effect, you may elect to “step-up” the benefit. If you choose to “step-up” the benefit, your Benefit Amount is recalculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You cannot elect to “step-up” if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year the “step-up” benefit has been in place, you may choose to “step-up” the benefit again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can “step up” without waiting for the 5th year their Contract has been in force.
We currently allow you to “step-up” on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a “step-up” to occur on your Contract Anniversary. At the time you elect to “step up, we may be charging more for Principal First, but in no event will this charge exceed 0.75% annually. Regardless of when you bought your Contract, upon “step up” we will charge you the current charge. Before you decide to “step up, you should request a current prospectus which will describe the current charge for this Benefit. This rider protects your investment by guaranteeing Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted. You may also elect “step-ups” that reset your Benefit Amount to the then prevailing Contract Value.
You or your Spouse (if Spousal Contract continuation has been chosen) may elect to step-up your Benefit Amount following the 5th Contract Year that you added this rider to your Contract and again on each fifth anniversary from the last time you elected to step-up your Benefit Amount (or upon Spousal Contract continuation, whichever is earlier). These dates are called “election dates” in this section. Your Benefit Amount will then become the Contract Value as of the close of business on the Valuation Date that you properly made this election. Each time that you exercise step-up rights, your Benefit Payment will be

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reset to 7% of the new Benefit Amount, but will never be less than your then existing Benefit Payment. You must follow certain requirements to make this election:

•	We will accept requests for a step-up in writing, verbally or electronically, if available.

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Written elections must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of making this election. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuineness of any election.

•	We will not accept any written election request received more than 30 days prior to an election date.

•	We will not accept any Internet (if available) or telephone election requests received prior to the election date. You may not post-date your election.

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If an election form is received in good order within the 30 days prior to an election date, the “step-up” will automatically occur on the rider anniversary (or if the rider anniversary in a Non-Valuation Day then the next following Valuation Day). If an election form is received in good order on or after an election date, the “step-up” will occur as of the close of business on the Valuation Day that the request is received by us at our Administrative Office. We reserve the right to require you to elect step-ups only on Contract Anniversaries.

•	We will not honor any election request if your Contract Value is less than your Benefit Amount effective as of the step-up effective date.

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Your election is irrevocable. This means that if your Contract Value increases after your step-up, you cannot ask us to reset your Benefit Amount again until your next election date. The fee for this rider may also change when you make this election and will remain in effect until your next election, if any.

Each Surrender you make as a Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable Contingent Deferred Sales Charge.
You can Surrender your Contract any time, even if you have Principal First, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under Principal First. If you still have a Benefit Amount after you Surrender all of your Contract Value or your Contract Value is reduced to zero, you will still receive a Benefit Payment through an Annuity Payout option called Principal First Payout Option until your Benefit Amount is depleted. While you are receiving payments, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining payments.
If you elected Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called Principal First Payout Option, we will pay a fixed dollar amount for a specific number of years (“Payout Period”). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options.
If you, the joint Contract Owner or Annuitant die before you receive all the Benefit Payments guaranteed by us, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.
Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on an annual basis, usually beginning after age 70½. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, causing a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future. For qualified Contracts, Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older.
For examples on how Principal First is calculated, please see Appendix III.
Other information

•	The annual percentage used for determining Benefit Payments is not a fixed rate of return. The Contract Value used to set Benefit Payments is based on the investment performance of your Sub-Accounts.

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Benefit Payments cannot be carried forward from one year to the next. You will not be warned if you take less than the maximum withdrawals available without triggering recalculation of your Benefit Payments.

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Annual Surrenders exceeding 7% accelerate depletion of your Benefit Amount even if you use the Automatic Income Program to meet RMD requirements. No reliable assumptions can be made that your payments will continue for any particular number of years.

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Additional contributions made to your Contract after withdrawals have begun may not restore the previous amount of Benefit Payments, even if the additional contribution restores the Benefit Amount to the previous Benefit Amount.

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•	Voluntary or involuntary annuitization will terminate Benefit Payments. Annuity Payout options available subsequent to the Annuity Commencement Date may be less than Benefit Payments.

•	There are no assurances made or implied that automatic Benefit Amount increases will occur and if occurring, will be predictable.

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The fee for this rider may increase if and when a step-up is elected. There are no assurances as to the fee we will be charging at the time of each step-up. This is subject to the maximum fee disclosed in the Synopsis and this section.

•	When the Contract Value is small in relation to the Benefit Amount, Surrenders may have a significant effect on future Benefit Payments.

•	Withdrawals can deplete and even eliminate death benefits.

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We do not automatically increase payments under the Automatic Income Program if your Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Benefit Payments and your eligible Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

Death Benefit
What is the Death Benefit and how is it calculated?
The Death Benefit is the amount we will pay if the Contract Owner, joint Contract Owner, or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.
Unless the Beneficiary provides us with instructions to reallocate the Death Benefit among the Accounts, the calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner’s last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary’s portion of the proceeds.
If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

•	The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

•	The Contract Value of your Contract; or

•	The Maximum Anniversary Value, which is described below.
The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased’s 81st birthday or date of death, whichever is earlier.
If you purchased your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

•	Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

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Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchased your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

•	Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

•	Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.
The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.
If you elect the Deferral Option, then on and after the original Annuity Commencement Date, your Death Benefit will equal the Contract Value calculated as of the date of receipt of Due Proof of Death at our Administrative Office. During the time period between our receipt of Due Proof of Death and our receipt of complete settlement instructions from each Beneficiary, the calculated Death Benefit amount will be subject to market fluctuations. No other Death Benefit or optional Death Benefits apply. All optional Death Benefits and Earnings Protection Benefit and their associated charges will terminate. Please see the section titled Annuity Commencement Date Deferral Option for more information.
Optional Death Benefit — This rider/option can no longer be elected or added after you purchase your Contract.
You may have elected the Optional Death Benefit for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.
The Interest Accumulation Value will be:

•	Your Contract Value on the date we add the Optional Death Benefit to your Contract;

•	Plus any Premium Payments made after the Optional Death Benefit is added;

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•	Minus any partial Surrenders after the Optional Death Benefit is added;

•	Compounded daily at an annual interest rate of 5%.
If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.
On or after the deceased’s 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments or subtract any partial Surrenders.
The Optional Death Benefit is limited to a maximum of 200% of Contract Value on the date the Optional Death Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Optional Death Benefit was added to your Contract. We subtract proportional adjustments for any partial Surrenders. For examples on how the Optional Death Benefit is calculated see “Appendix II.”
If you elected the Optional Death Benefit, you cannot cancel it.
Earnings Protection Benefit — This rider/option can no longer be elected or added after you purchase your Contract. The Earnings Protection Benefit adds new features to your Death Benefit calculation.
You may have elected the Earnings Protection Benefit at an additional charge. If you elected the Earnings Protection Benefit, you cannot cancel it.
If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greatest of:

•	The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

•	The Maximum Anniversary Value; or

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Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.
We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.
Your Contract gain is limited to or “capped” at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.
We take 40% of either the Contract gain or the capped amount and add it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.

For example: Assuming that:
• The Contract Value on the date we received proof of death plus 40% of the Contract gain was the greatest of the three death benefit calculations,
• You elected the Earnings Protection Benefit when you purchased your Contract,
• You made a single Premium Payment of $100,000,
• You took no partial Surrenders,
• The Contract Value on the date we receive proof of death was $400,000.
We would calculate the Contract gain as follows:
• Contract Value on the date we receive proof of death equals $400,000,
• minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract or $100,000 = $300,000.
To determine if the cap applies:
• We calculate the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),
• plus Premium Payments made since that date ($0),
• minus Premium Payments made in the 12 months prior to death ($0),
Which equals $100,000. The cap is 200% of $100,000, which is $200,000.
In this situation the cap applies, so we take 40% of $200,000 or $80,000 and add that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $480,000.

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Before you purchase the Earnings Protection Benefit, you should also consider the following:

•	If your Contract has no gain when we calculate the Death Benefit, we will not pay an Earnings Protection Benefit.

•	Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

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If you transfer ownership of your Contract, or your spouse continues your Contract after your death, and the new Contract Owner would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.

If you elect the Deferral Option, then upon the original Annuity Commencement Date, Principal First, the Optional Death Benefit and the Earnings Protection Benefit riders are terminated and the associated rider charges will no longer be assessed.
Additional Information about the Death Benefits
For more information on how these optional benefits may affect your taxes, please see Appendix Tax the section entitled, “Federal Tax Considerations,” under sub-section entitled “Taxation of Annuities — General Provisions Affecting Contracts Not Held in Tax-Qualified Retirement Plans.”
The total death benefits payable as a result of the death of any one person under one or more deferred variable annuities issued by us after May 1, 2002, and aggregate Premium Payments total $5 million or more, cannot exceed the greater of:

•	The aggregate Premium Payments minus any Surrenders;

•	The aggregate Contract Value plus $1 million.
However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

•	The aggregate Contract Value; plus

•	The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.
Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction.
How is the Death Benefit paid?
The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. When payment is taken in one lump sum, payment will be made within seven days of our receipt of complete instructions, except when we are permitted to defer such payment under the Investment Company Act of 1940. We will calculate the Death Benefit as of the date we receive a certified death certificate or other legal documents acceptable to us. The Death Benefit amount remains invested and is subject to market fluctuation until complete settlement instructions are received from each Beneficiary. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary’s portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary’s instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.
If the Death Benefit payment is $5,000 or more, the Beneficiary may elect to have their Death Benefit paid through our “Talcott Resolution Pathways Program” (formerly "Safe Haven"). Under this program, the proceeds remain in our General Account and the Beneficiary will receive a draft book. Proceeds are guaranteed by the claims paying ability of the Company; however, it is not a bank account and is not insured by Federal Deposit Insurance Corporation (FDIC), nor is it backed by any federal or state government agency. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. The interest rate is based upon the analysis of interest rates credited to funds left on deposit with other insurance companies under programs similar to the Talcott Resolution Pathways Program. In determining the interest rate, we also factor in the impact of our profitability, general economic trends, competitive factors and administrative expenses. The interest rate credit is not the same rate earned on assets in the Fixed Accumulation Feature and is not subject to minimum interest rates prescribed by state non-forfeiture laws . For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Talcott Resolution Pathways Program in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for this program, we earn investment income from the proceeds. The investment income we earn is likely more than the amount of interest we credit; therefore, we make a profit from the difference.
The Beneficiary may elect under the Annuity Proceeds Settlement Option “Death Benefit Remaining with the Company” to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if death occurred before the

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Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.
The Beneficiary of a non-qualified Contract or IRA may also elect the “Single Life Expectancy Only” option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary’s remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.
Required Distributions — If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.
If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner’s death.
If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.
What should the Beneficiary consider?
Alternatives to the Required Distributions — The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary’s life or life expectancy, and (b) must begin within one year of the date of death.
If these conditions are not met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.
Spousal Contract Continuation — If the Contract Owner dies and a Beneficiary is the Contract Owner’s spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an annuity payment option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract continuation will only apply one time for each Contract.
If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, we will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint Contract Owner or Annuitant at the time the Contract is continued.
If you elect the Deferral Option and if your Spouse continues the Contract after the original Annuity Commencement Date, the terms of the Deferral Option will remain in force and will supersede any conflicting terms set forth above and the Deferred Annuity Commencement Date will be adjusted to the new Annuitant’s, if any, 100th birthday.
Who will receive the Death Benefit?
The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.
If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.
If death occurs before the Annuity Commencement Date:

If the deceased is the . . .	and . . .	and . . .	then the . . .
Contract Owner	There is a surviving joint Contract Owner	The Annuitant is living or deceased	Joint Contract Owner receives the Death Benefit.
Contract Owner	There is no surviving joint Contract Owner	The Annuitant is living or deceased	Designated Beneficiary receives the Death Benefit.
Contract Owner	There is no surviving joint Contract Owner and the Beneficiary predeceases the Contract Owner	The Annuitant is living or deceased	Contract Owner’s estate receives the Death Benefit.
Annuitant	The Contract Owner is living	There is no named Contingent Annuitant	The Contract Owner becomes the Contingent Annuitant and the Contract continues. The Contract Owner may waive this presumption and receive the Death Benefit.
Annuitant	The Contract Owner is living	The Contingent Annuitant is living	Contingent Annuitant becomes the Annuitant, and the Contract continues.

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If you elect the Deferral Option and if the Contingent Annuitant continues the Contract after the original Annuity Commencement Date, the terms of the Deferral Option will remain in force and will supersede any conflicting terms set forth above and the Deferred Annuity Commencement Date will be adjusted to the new Annuitant’s 100th birthday.
If death occurs on or after the Annuity Commencement Date:

If the deceased is the . . .	and . . .	then the . . .
Contract Owner	The Annuitant is living	Designated Beneficiary becomes the Contract Owner.
Annuitant	The Contract Owner is living	Contract Owner receives a payout at death, if any.
Annuitant	The Annuitant is also the Contract Owner	Designated Beneficiary receives a payout at death, if any.
These are the most common Death Benefit scenarios, however, there are others. Some of the Annuity Payout Options may not result in a payout at death. For more information on Annuity Payout Options, including those that may not result in a payout at death, please see the section entitled “Annuity Payouts” and the “Death Benefit” section of your Contract. If you have questions about these and any other scenarios, please contact your Investment Professional or us.
Surrenders
What kinds of Surrenders are available?
Full Surrenders before the Annuity Commencement Date — When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.
Partial Surrenders before the Annuity Commencement Date — You may request a partial Surrender of Contract Value at any time before the Annuity Commencement Date. We will deduct any applicable Contingent Deferred Sales Charge. However, on a noncumulative basis, you may make partial Surrenders during any Contract Year, up to the Annual Withdrawal Amount allowed and the Contingent Deferred Sales Charge will not be assessed against such amounts. Surrender of Contract Values in excess of the Annual Withdrawal Amount and additional surrenders made in any Contract Year will be subject to the Contingent Deferred Sales Charge. You can ask us to deduct the Contingent Deferred Sales Charge from the amount you are Surrendering or from your remaining Contract Value. If we deduct the Contingent Deferred Sales Charge from your remaining Contract Value, that amount will also be subject to Contingent Deferred Sales Charge. This is our default option.
Both full and partial Surrenders are taken proportionally from the Sub-Accounts and the Fixed Accumulation Feature. There are two restrictions on partial Surrenders before the Annuity Commencement Date:

•	The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

•
The Contract must have a minimum Contract Value of $500 after the Surrender. The minimum Contract Value in New York must be $1,000 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. The minimum Contract Value in Texas must be $1,000 after the Surrender with no Premium Payments made during the prior two Contract Years.

Under certain circumstances we had permitted certain Contract Owners to reinstate their Contracts (and certain riders) when a Contract Owner had requested a Surrender (either full or Partial) and returned the forms to us in good order. As of October 4, 2013, we no longer allow Contract Owners to reinstate their Contracts when a Contract Owner requests a Surrender (either full or Partial).
Full Surrenders after the Annuity Commencement Date — You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payments For a Period Certain variable dollar amount Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.
Partial Surrenders after the Annuity Commencement Date — Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the “Period Certain” for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.
To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.
Both full and partial Surrenders are taken proportionally from the Sub-Accounts and the Fixed Accumulation Feature.
We will deduct any applicable Contingent Deferred Sales Charges.

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If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.
Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.
Does the Invesco V.I. Government Money Market Fund impose a fee or gate for redemption?
The Invesco V.I. Government Money Market Fund will continue to use the amortized cost method of valuation to seek to maintain a stable $1.00 net asset value and does not intend to impose liquidity fees or redemption gates on Fund redemptions.  The Fund’s board reserves the right to impose a liquidity fee or redemption gate in the future upon prior notice to shareholders and in conformance to Rule 2a-7 of the Investment Company Act of 1940.  Further detail is set forth in the Fund’s prospectus.
How do I request a Surrender?
Requests for full Surrenders terminating your Contract must be in writing. Requests for partial Surrenders can be made in writing, by telephone or via the internet. We will send your money within seven days of receiving complete instructions. However, we may postpone payment whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.
We may also postpone payment of Surrenders with respect to a money market Fund if the board of directors of the underlying money market Fund suspends redemptions from the Fund in connection with the Fund’s plan of liquidation, in compliance with rules of the SEC or an order of the SEC.
We may defer payment of any amounts from the Fixed Accumulation for up to six months from the date of the request to Surrender. If we defer payment for more than thirty days, we will pay interest of at least 3% per annum on the amount deferred.
Written Requests — Complete a Surrender form or send us a letter, signed by you, stating:

•	the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

•	your tax withholding amount or percentage, if any, and

•	your disbursement instructions, including your mailing address.
You may submit this form via mail or fax.
Unless you specify otherwise, we will provide the dollar amount you want to receive after applicable taxes and charges as the default option.
If there are joint Owners, both must authorize these transactions. For a partial Surrender, specify the Sub-Accounts that you want your Surrender to come from (this may be limited to pro-rata Surrenders if optional benefits are elected); otherwise, the Surrender will be taken in proportion to the value in each Sub-Account.
Telephone or Internet Requests — To request a partial Surrender by telephone or internet, we must have received your completed Internet Partial Withdrawal/Telephone Redemption Authorization Form. If there are joint Owners, both must sign the form. By signing the form, you authorize us to accept telephone or internet instructions for partial Surrenders from either Owner. Telephone or Internet authorization will remain in effect until we receive a written cancellation notice from you or your joint Owner, we discontinue the program, or you are no longer the Owner of the Contract. Please call us with any questions regarding restrictions on telephone or internet Surrenders.
We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine.
We may modify the requirements for telephone and/or internet redemptions at any time.
Telephone and internet Surrender instructions received before the end of a Valuation Day will be processed at the end of that Valuation Day. Otherwise, your request will be processed at the end of the next Valuation Day.
Completing a Power of Attorney for another person to act on your behalf may prevent you from making Surrenders via telephone and internet.
What should be considered about taxes?
There are certain tax consequences associated with Surrenders:
Prior to age 59½ — If you make a Surrender prior to age 59½, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59½ may also affect the continuing tax-qualified status of some Contracts.
We do not monitor Surrender requests. To determine whether a Surrender is permissible, with or without federal income tax penalty, please consult your personal tax adviser.

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More than one Contract issued in the same calendar year — If you own more than one contract issued by us in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.
Internal Revenue Code section 403(b) annuities — As of December 31, 1988, all section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59½, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59½). Distributions prior to age 59½ due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.
We will no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts.
We encourage you to consult with your qualified tax adviser before making any Surrenders. Please see Appendix Tax “Federal Tax Considerations” section for more information.
Annuity Commencement Date Deferral Option
Who is eligible to participate in the Deferral Option?
We will notify you prior to your Annuity Commencement Date of the options available to you at your Annuity Commencement Date. During the Election Period, which begins when we send you the Deferral Option rider and ends on your Annuity Commencement Date (“Election Period”), you may choose any of the available options. If one of the options available at that time is the Deferral Option and the following conditions are met during the entirety of the Election Period, you may elect the Deferral Option:

•	You have not elected the Deferral Option previously;

•	The Deferral Option has not been withdrawn by us;

•
We have not received a death notification on the Contract. (In addition, if a death that triggers a Death Benefit under the Contract occurs before we process your request for the Deferral Option, you and your Beneficiary(ies) will not be eligible for the Deferral Option);

•	No death that triggers a Death Benefit under the Contract occurs before your Annuity Commencement Date;

•	Your beneficiaries have not elected a death benefit settlement option;

•	You are within 90 days of your Annuity Commencement Date and you are at least 90 years old on your Annuity Commencement Date;

•	We have not previously received a separate full Surrender request from you;

•	The state in which your Contract was issued has approved the Deferral Option rider;

•
We must receive your signed Annuity Commencement Date Deferral Option Form in Good Order at our Administrative Office to elect the Deferral Option. We must receive the Annuity Commencement Date Deferral Option Form on any Valuation Day up to and including the Annuity Commencement Date, provided we receive it no later than 4:00 p.m. Eastern Time or, if earlier, the close of the New York Stock Exchange on the Annuity Commencement Date. If the Annuity Commencement Date falls on a non-Valuation Day we must receive it by the prior Valuation Day;

•	You must not be beyond your Annuity Commencement Date or have annuitized your Contract;

•	You must be a customer of a Financial Intermediary in accordance with our records;

•
The Contract is not owned by a Charitable Remainder Trust (The Annuity Commencement Date of these contracts is the Annuitant's 100th birthday except in New York and Pennsylvania, where the Annuity Commencement Date is the Annuitant's 90th birthday); and

•	During the Election Period, we have not received a request to process additional Premium Payments through a 1035 exchange, direct transfer or direct rollover.
If, on the Annuity Commencement Date, you are not eligible to defer your Annuity Commencement Date to the Annuitant’s 100th birthday, your Contract will annuitize using the default annuitization option outlined in your Contract unless you have provided us with In Good Order instructions to the contrary.
While we have described the Deferral Option, this does not signify that your state has approved the Deferral Option rider and does not mean that the Deferral Option will be available in the future even if the rider has been approved by your state. Approval by your state is not an endorsement by that state of the Deferral Option.
If you are eligible for the Deferral Option and if you properly elect the Deferral Option, no changes will be made to your contract until the Annuity Commencement Date. On that date, the following changes will occur:

•	Your Annuity Commencement Date will be deferred to the Annuitant’s 100th birthday ("the Deferred Annuity Commencement Date");

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•
The Death Benefit described in your Contract and any optional Death Benefits will be terminated and the new Death Benefit will be the Contract Value on the date of receipt of Due Proof of Death at our Administrative Office. During the time period between our receipt of Due Proof of Death and our receipt of complete settlement instructions from each Beneficiary, the Death Benefit amount will be subject to market fluctuations;

•	All optional Death Benefit rider charges will no longer be assessed;

•	The Earnings Protection Benefit (i) will be terminated in its entirety, and (ii) the charge for that benefit will no longer be assessed;

•	Principal First rider including any guaranteed income benefit, death benefit settlement option and any annuitization option under that rider (i) will be terminated in its entirety;

•
(ii) the charge for that rider will no longer be assessed; and (iii) your contract will then be subject to the contract minimum rules. If however you are receiving Automatic Income Payments under Principal First rider, you may continue to do so once the Deferral Option is effective. However, you will then be subject to the contract minimum rules. That is, if after any withdrawal, whether it be a systematic withdrawal or a one-time partial Surrender, your Contract Value falls below the contract minimum, we will close your contract and pay the full Surrender Value;

•	You may not transfer money into your Contract through a 1035 exchange, direct transfer or direct rollover unless the request to transfer money was received prior to the Election Period;

•
There is an imposed limit of 20% of the Contract Value that may be allocated to the Fixed Accumulation Feature. Any amount over 20% of Contract Value allocated to the Fixed Accumulation Feature on the original Annuity Commencement Date will be moved out of the Fixed Accumulation Feature via a Dollar Cost Averaging program with a duration of six months or less according to the instructions that you provide to us on the Annuity Commencement Date Deferral Option Form. Any existing restriction on the maximum amount transferable from the Fixed Accumulation Feature during any Contract Year will be waived on and after the original Annuity Commencement Date;

•
On or after the original Annuity Commencement Date, if at the time of the transfer you are not subject to restrictions on your ability to transfer funds into the Fixed Accumulation Feature described in the definition of Fixed Accumulation Feature below, then you may transfer amounts from existing funds to the Fixed Accumulation Feature until the total amount in the Fixed Accumulation Feature reaches a maximum of 20% of the Contract Value. The Contract Value is calculated on the Valuation Day immediately before the transfer;

•
Similarly, on or after the original Annuity Commencement Date, if at the time of the transfer you are not subject to restrictions on your ability to transfer funds into the Fixed Accumulation Feature described in the definition of Fixed Accumulation Feature below, then a maximum of 20% of any additional Premium Payments may be allocated to the Fixed Accumulation Feature. If there is a Dollar Cost Averaging Program already established from the Fixed Accumulation Feature it will be terminated. You may begin a new Dollar Cost Averaging Program by contacting us after the original Annuity Commencement Date; and

•
The default annuitization option for Qualified Contracts is the Life Annuity with Payments for a Period Certain Annuity Payout Option with a five year period certain. The default annuitization option for non-Qualified Contracts is the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten year period certain. In general, we use Contract Value to calculate fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Contract in effect on the Deferred Annuity Commencement Date.

The ability to elect the Deferral Option may not be available in every State. The Deferral Option may be cancelled or withdrawn at any time by us without prior notification from us, except that we will not withdraw the option for any Contract Owner who has been offered the option at the beginning of the Election Period preceding the Annuity Commencement Date.
You are not required to elect the Deferral Option and you do not need to take any action if you do not want to elect the Deferral Option.
We encourage you to review the Deferral Option with your tax adviser regarding the tax consequences of electing the Deferral Option.
Please carefully review the Tax Considerations section of the prospectus for additional information.
This Deferral Option will not be appropriate for all Contract Owners, and it may not be in your best interest to elect the Deferral Option.
Other Considerations

•
We cannot recommend whether or not the Deferral Option is the right choice for you. Please discuss the merits of the Deferral Option with your Financial Intermediary and tax adviser to be sure that the Deferral Option is suitable for you based on your particular circumstances;

•
It is possible that the IRS could characterize the deferral of your annuity commencement date as a deemed exchange of your contract. Therefore, if your contract was issued prior to 1989, you should discuss the possible

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loss of any grandfathered rights related to your current contract with your tax adviser. In addition, if you elect the Deferral Option for more than one contract in the same year and the IRS were to characterize the deferral of your annuity commencement dates as a deemed exchange of your contracts, your contracts may be aggregated for the purposes of determining the taxability of any future distributions;

•
It is possible that the selection of an Annuity Commencement Date at certain advanced ages could result in the Contract not being treated as an annuity for tax purposes; therefore, you should consult with your tax adviser;

•	Whether the advantages of deferring the Annuity Commencement Date outweigh any other option available to you at that time including liquidation or choosing an Annuity Payout Option;

•
Whether the advantages of deferring the Annuity Commencement Date outweigh the disadvantages, including the loss of all Death Benefits in excess of Contract Value and the constraints on investments into the Fixed Accumulation Feature;

•	Whether you have other assets to meet your future income needs;

•
Whether you will change your mind. Once you have elected the Deferral Option, you will not have the ability to reinstate the annuitization option in Principal First rider or reverse any other changes made to your Contract on the original Annuity Commencement Date;

•	In your evaluation of the Deferral Option, you should consult with your Financial Intermediary and tax adviser and potentially any Beneficiaries named in the Contract;

•	The Deferral Option may not be available in all states, through all Financial Intermediaries or for all contracts;

•	Financial Intermediaries do not receive additional compensation if you choose the Deferral Option, but continue to receive existing compensation throughout the deferral period;

•	If you choose an Annuity Payout Option, you cannot later elect the Deferral Option; and

•
If you elect the Deferral Option, you may choose any then available Annuity Payout Options at or before the Deferred Annuity Commencement Date; however, you cannot elect to defer your Deferred Annuity Commencement Date further. On your Deferred Annuity Commencement Date if you have a Qualified Contract, the default Annuity Payout Option is a Life Annuity with Payments for a Period Certain Payout Option with period certain of five years. If you have a non-Qualified Contract, the default Annuity Payout Option is the Life Annuity with Payments for a Period Certain Payout Option with period certain of ten years. In general, we use Contract Value to calculate fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Contract in effect on the Deferred Annuity Commencement Date.

Annuity Payouts
This section describes what happens when we begin to make regular Annuity Payouts from your Contract. You, as the Contract Owner, should answer five questions:

•	When do you want Annuity Payouts to begin?

•	Which Annuity Payout Option do you want to use?

•	How often do you want the Payee to receive Annuity Payouts?

•	What is the Assumed Investment Return?

•	Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?
Please check with your Investment Professional to select the Annuity Payout Option that best meets your income needs.
As of October 4, 2013 we no longer allow Contract Owners to extend their Annuity Commencement Date even though we may have granted extensions in the past to you or other similarly situated investors.
On February 13, 2016, we began allowing eligible Contract Owners to defer their Annuity Commencement Date pursuant to the provisions outlined in the Annuity Commencement Date Deferral Option section.
For Qualified Contracts, if you defer your Annuity Commencement Date, the minimum periods for the Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain Annuity Payout Options will be five years. For non-Qualified Contracts, if you defer your Annuity Commencement Date, the minimum periods for the Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain Annuity Payout Options will be ten years.
For Qualified Contracts, if you defer your Annuity Commencement Date and if, between your original Annuity Commencement Date and your Deferred Annuity Commencement Date, you do not tell us which Annuity Payout Option you want, we will pay you under the Life Annuity with Payments For a Period Certain Payout Option with period certain payments for five years. For non-Qualified Contracts, if you defer your Annuity Commencement Date and if, between your Annuity Commencement Date and your Deferred Annuity Commencement Date, you do not tell us which Annuity Payout Option you want, we will pay you under the Life Annuity with Payments For a Period Certain Payout Option with period certain payments for ten years.

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Proof of Survival
The payment of any annuity benefit will be subject to evidence that the Annuitant is alive on the date such payment is otherwise due.
1. When do you want Annuity Payouts to begin?
You selected an Annuity Commencement Date when you purchased your Contract or it can be selected at any time before you begin receiving Annuity Payouts. If the annuity reaches the maximum Annuity Commencement Date, which is the later of the 10th Contract Anniversary or the date the annuitant reaches age 90, (unless you choose the Deferral Option, described above) the Contract will automatically be annuitized. If you purchased your Contract in New York, you must begin Annuity Payouts before your Annuitant’s 91st birthday (unless you choose the Deferral Option, described above). If this Contract was issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date is the Annuitant’s 100th birthday except in New York and Pennsylvania, where the Annuity Commencement Date is the Annuitant's 90th birthday.
If you elect the Deferral Option, you may defer your Annuity Commencement Date to the fifteenth day of any month before or including the month of the Annuitant’s 100th birthday. Once elected, in the event the Contingent Annuitant becomes the Annuitant and in the absence of a written election to the contrary, the Deferred Annuity Commencement Date will be the fifteenth day of the month coincident with or next following the Contingent Annuitant’s 100th birthday.
The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.
All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.
2. Which Annuity Payout Option do you want to use?
Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the “Death Benefit” section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.
Life Annuity
We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.
Life Annuity with a Cash Refund
We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus the Annuity Payouts already made. This option is only available for Annuity Payouts using the 5% Assumed Investment Return or fixed dollar amount Annuity Payouts. In Texas, this option is only available for Annuity Payouts using the 5% Assumed Investment Return.
Life Annuity with Payments for a Period Certain
We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant’s age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.
Joint and Last Survivor Life Annuity
We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

•	Remain the same at 100%, or

•	Decrease to 66.67%, or

•	Decrease to 50%.
For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.
Joint and Last Survivor Life Annuity with Payments for a Period Certain
We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant’s age. If the

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Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.
When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

•	Remain the same at 100%, or

•	Decrease to 66.67%, or

•	Decrease to 50%.
For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.
Payments for a Period Certain
We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant’s age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.
For Contracts issued in the State of Oregon, the minimum period that you can select under the Payments for a Period Certain Annuity Payout Option is as follows: For fixed annuity payouts, the minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. For variable annuity payouts, the minimum period that you can select is 5 years on or after the tenth Contract Anniversary.
Principal First Payout Option
If you elected Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Fixed Annuity Payout Option, called Principal First Payout Option, we will pay a fixed dollar amount for a specific number of years (“Payout Period”). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.
If you elect the Deferral Option, Principal First Payout Option is not available.
Important Information:

•
You cannot Surrender your Contract once Annuity Payouts begin, unless you have selected Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments For a Period Certain, or Payments For a Period Certain variable dollar amount Annuity Payout Option. A Contingent Deferred Sales Charge may be deducted.

•
For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

•
Automatic Annuity Payouts — If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%. For Qualified Contracts, if you defer your Annuity Commencement Date and if, between your Annuity Commencement Date and your Deferred Annuity Commencement Date, you do not tell us what Annuity Payout Option you want, we will pay you under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a five year period certain.

3. How often do you want the Payee to receive Annuity Payouts?
In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

•	monthly,

•	quarterly,

•	semi-annually, or

•	annually.
Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have

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the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.
4. What is the Assumed Investment Return?
The Assumed Investment Return (“AIR”) is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.
Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.
For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.
Level variable dollar Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of the variation depends on the AIR you select.
5. Do you want Annuity Payouts to be Fixed Dollar Amount or Variable Dollar Amount?
You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs.
Fixed Dollar Amount Annuity Payouts — Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the Fixed Payment Annuity tables in your Contract.
Variable Dollar Amount Annuity Payouts — Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.
The dollar amount of the first variable Annuity Payout depends on:

•	the Annuity Payout Option chosen,

•	the Annuitant’s attained age and gender (if applicable),

•	the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table, and

•	the Assumed Investment Return.
The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.
The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.
The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout. The Annuity Unit Factor for a 3% AIR is 0.999919. The Annuity Unit Factor for a 5% AIR is 0.999866. The Annuity Unit Factor for a 6% AIR is 0.999840.
Combination Annuity Payout — You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs. Combination annuity payouts are not available during the first two Contract Years.
Transfer of Annuity Units — After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with our Sub-Account transfer restriction policies. For more information on Sub-Account

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transfer restrictions please see the sub-section entitled “Can I transfer from one Sub-Account to another?” under the section entitled “The Contract.”
Other Programs Available
We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change other than termination of a Program will not affect Contract Owners currently enrolled in the Program. There is no additional charge for these programs. If you are enrolled in any of these programs while a fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us; your Contract Value invested in such underlying Fund will be transferred automatically to the designated surviving Fund in the case of mergers and any available Money Market Fund in the case of Fund liquidations. Your enrollment instructions will be automatically updated to reflect the surviving Fund or a Money Market Fund for any continued and future investments.
InvestEase Program — InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.
Automatic Income Program — The Automatic Income Program allows you to Surrender up to 15% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The minimum amount of each Surrender is $100. The Automatic Income Program may change based on your instructions after your seventh Contract Year. Amounts taken under this Program will count towards the Annual Withdrawal Amount, and if received prior to age 59½, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Please see Appendix Tax for more information regarding the tax consequences associated with your Contract.
Static Asset Allocation Models
This feature allows you to select an asset allocation model of Funds based on several potential factors including your risk tolerance, time horizon, investment objectives, or your preference to invest in certain funds or fund families. Based on these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Contract. Asset allocation models can be based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods, or can be based on certain potential investment strategies that could possibly be achieved by investing in particular funds or fund families and are not based on such investment theories. Please see Appendix VI for models that are available to you.
If you choose to participate in one of these asset allocation models, you must invest all of your Premium Payment into one model. You may invest in an asset allocation model through the Dollar Cost Averaging Program where the Fixed Accumulation Feature is the source of the assets to be invested in the asset allocation model you have chosen. You can also participate in these asset allocation models while enrolled in the Automatic Income Program.
You may participate in only one asset allocation model at a time. Asset allocation models cannot be combined with other asset allocation models or with individual sub-account elections. You can switch asset allocation models up to twelve times per year. Your ability to elect or switch into and between asset allocation models may be restricted based on fund abusive trading restrictions.
You may be required to invest in an acceptable asset allocation model as a condition for electing and maintaining certain guaranteed minimum withdrawal benefits.
Your investments in an asset allocation model will be rebalanced quarterly to reflect the model’s original percentages and you may cancel your model at any time subject to investment restrictions for maintaining certain guaranteed minimum withdrawal benefits.
We have no discretionary authority or control over your investment decisions. These asset allocation models are based on then available Funds and do not include the Fixed Accumulation Feature. We make available educational information and materials (e.g., risk tolerance questionnaire, pie charts, graphs, or case studies) that can help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.
While we will not alter allocation percentages used in any asset allocation model, allocation weightings could be affected by mergers, liquidations, fund substitutions or closures. Individual availability of these models is subject to fund company restrictions. Please refer to What Restrictions Are There on your Ability to Make a Sub-Account Transfer? for more information.
You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the asset allocation models, and we will not reallocate your Account Value based on those updates. Information on updated asset allocation models may be obtained by contacting your Investment Professional. If you wish to update your asset allocation model, you may do so by terminating your existing model and re-enrolling into a new one. Investment alternatives other than these asset allocation models are available that may enable you to invest your Contract Value with similar risk and return

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characteristics. When considering an asset allocation model for your individual situation, you should consider your other assets, income and investments in addition to this annuity.

•	Asset Rebalancing
In asset rebalancing, you select a portfolio of Funds, and we will rebalance your assets at the specified frequency to reflect the original allocation percentages you selected. You can choose how much of your Contract Value you want to invest in this program. You can also combine this program with others such as the Automatic Income Program and Dollar Cost Averaging Program (subject to restrictions). You may designate only one set of asset allocation instructions at a time.

•	Dollar Cost Averaging
We offer two dollar cost averaging programs:

•	Fixed Amount DCA

•	Earnings/Interest DCA
These programs allow you to earn a fixed rate of interest on investments. These programs are different from the Fixed Accumulation Feature. We determine, in our sole discretion, the interest rates to be credited. These interest rates may vary depending on the Contract you purchased and the date business is received. Please consult your Investment Professional to determine the interest rate for your Program.
Fixed Amount DCA — This feature allows you to regularly transfer (monthly or quarterly) a fixed amount from the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into a different Fund. This program begins approximately 15 days following the next monthly Contract Anniversary from the day the enrollment requested is established unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.
Earnings/Interest DCA — This feature allows you to regularly transfer (monthly or quarterly) the interest earned from your investment in the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into another Fund. This program begins two business days plus the frequency selected unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.
On June 29, 2001, Hartford MidCap HLS Fund Sub-Account closed to new and subsequent Premium Payments and transfers of Contract Value. However, you are allowed to continue any Dollar Cost Averaging Program, InvestEase Program, Asset Rebalancing Program, or Automatic Income Program into the Hartford MidCap HLS Fund Sub-Account if you enrolled on or before June 29, 2001.
Other Program Considerations

•	You may terminate your enrollment in any Program (other than Dollar Cost Averaging Programs) at any time.

•	We may discontinue, modify or amend any of these Programs at any time. We will automatically and unilaterally amend your enrollment instructions if:

•	any Fund is merged or substituted into another Fund — then your allocations will be directed to the surviving Fund;

•	any Fund is liquidated — then your allocations will be directed to any available money market Fund.
You may always provide us with updated instructions following any of these events.

•
Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

•
If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

•
We make available educational information and materials (e.g., pie charts, graphs, or case studies) that can help you select a model portfolio, but we do not recommend models or otherwise provide advice as to what model portfolio may be appropriate for you.

•
Asset allocation does not guarantee that your Contract Value will increase nor will it protect against a decline if market prices fall. If you choose to participate in an asset allocation program, you are responsible for determining which model portfolio is best for you. Tools used to assess your risk tolerance may not be accurate and could be useless if your circumstances change over time. Although each model portfolio is intended to maximize returns given various levels of risk tolerance, a model portfolio may not perform as intended. Market, asset class or allocation option class performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause a model portfolio to be ineffective or less effective in reducing volatility. A model portfolio may perform better or worse than any single Fund, allocation option or any other combination of Funds or allocation options. In addition, the timing of your investment and automatic rebalancing may affect performance. Quarterly rebalancing and periodic updating of model portfolios can cause their component Funds to incur transactional expenses to raise cash for money flowing out of Funds or to buy securities with money flowing into the Funds. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These expenses can adversely affect

42

the performance of the relevant Funds and of the model portfolios. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the achievement of the Fund’s investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular fund, see that Fund’s prospectus.

•
Additional considerations apply for qualified Contracts with respect to Static Asset Allocation Model programs. Neither we, nor any third party service provider, nor any of their respective affiliates, is acting as a fiduciary under The Employee Retirement Income Security Act of 1974, as amended (ERISA) or the Code, in providing any information or other communication contemplated by any Program, including, without limitation, any model portfolios. That information and communications are not intended, and may not serve as a primary basis for your investment decisions with respect to your participation in a Program. Before choosing to participate in a Program, you must determine that you are capable of exercising control and management of the assets of the plan and of making an independent and informed decision concerning your participation in the Program. Also, you are solely responsible for determining whether and to what extent the Program is appropriate for you and the assets contained in the qualified Contract. Qualified Contracts are subject to additional rules regarding participation in these Programs. It is your responsibility to ensure compliance of any recommendation in connection with any model portfolio with governing plan documents.

•	These Programs may be adversely affected by Fund trading policies.
Other Information
Assignment — A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.
A qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.
Speculative Investing — Do not purchase this Contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatification or any other type of collective investment scheme. When you purchased this contract you represented and warranted that you would not use this Contract, or any of its riders, for speculation, arbitrage, viatification or any other type of collective investment scheme.
Contract Modification — The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.
We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.
How Contracts Are Sold — We have entered into a distribution agreement with our affiliate Talcott Resolution Distribution Company, Inc. (“TDC”) under which TDC serves as the principal underwriter for the Contracts. TDC is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The principal business address of TDC is the same as ours.
TDC has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions (“Financial Intermediaries”) for the sale of the Contracts. We pay compensation to TDC for sales of the Contracts by Financial Intermediaries. TDC, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2018. Contracts were sold by individuals who were appointed by us as insurance agents and who were investment professionals of Financial Intermediaries.
We list below types of arrangements that helped to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.
Financial Intermediaries receive commissions (described below under “Commissions”). Certain selected Financial Intermediaries also receive additional compensation (described below under “Additional Payments”). All or a portion of the payments we make to Financial Intermediaries may be passed on to Investment Professionals according to a Financial Intermediary’s internal compensation practices.
Affiliated broker-dealers also employ individuals called “wholesalers” in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.
Commissions
Up front commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Premium Payment you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year)

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range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation. We may pay a lower commission for sales to people over age 80.
Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your investment professional’s compensation. Under certain circumstances, your investment professional may be required to return all or a portion of the commissions paid.
Check with your investment professional to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your investment professional (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your investment professional (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your investment professional’s (or their Financial Intermediary’s) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.
Additional Payments
Subject to FINRA, Financial Intermediary and insurance rules, we also pay the following types of fees to among other things encourage the sale of this Contract and/or to provide in force Contract Owner support. These additional payments could create an incentive for your investment professional, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others, which may not necessarily be to your benefit. In addition, some Financial Intermediaries may make a profit from fees received for in force Contract Owner support.

Additional Payment Type	What it’s used for
Access	Access to investment professionals and/or Financial Intermediaries such as one-on-one wholesaler visits or attendance at national sales meetings or similar events.
Gifts & Entertainment	Occasional meals and entertainment, tickets to sporting events and other gifts.
Marketing
Joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including investment professionals) receive prizes such as travel awards, merchandise and recognition; client generation expenses.

Marketing Expense Allowance	Pay Fund related parties for wholesaler support, training and marketing activities for certain Funds.
In force Contract Owner Support	Support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary’s websites; shareholder services.
Training	Educational (due diligence), sales or training seminars, conferences and programs, sales and service desk training.
Volume	Pay for the overall volume of their sales or the amount of money investing in our products.
During 2018, we made Additional Payments to the following Financial Intermediaries for our entire suite of variable annuities pursuant to contractual arrangements:
AIG Advisors Group, Inc., (FSC Securities Corporation, Royal Alliance Assoc., Inc., Sagepoint Financial), Cambridge Investment Research Inc., Cetera Financial Group (Cetera Financial Specialists, LLC, Cetera Investment Services, LLC, Cetera Advisors, LLC, Cetera Advisor Networks, LLC), CCO Investment Services Corp., Citigroup Global Markets, Inc., Commonwealth Financial Network, Crown Capital Securities, LLP, Edward D. Jones & Co., LLP, First Allied Securities, Inc., First Tennessee Brokerage Inc., H.D. Vest Investment Services, Huntington Investment Company, ING Financial Partners, Investacorp, Inc., LPL Financial Corporation, Morgan Stanley Smith Barney, LLC, (various divisions and affiliates), Raymond James & Associates, Inc., Raymond James Financial Services, Robert W. Baird & Co. Inc., Securities America, Inc., UBS Financial Services, Inc., Wells Fargo Advisors LLC (various divisions), Woodbury Financial Services, Inc.
Inclusion on this list does not imply that these sums necessarily constitute “special cash compensation” as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their investment professional is or should be included in any such listing.
During 2018, we had arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities: American Funds Distributors & Capital Research and Management Company & Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc. Marketing Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.

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For the fiscal year ended December 31, 2018, Additional Payments did not in the aggregate exceed approximately $14.2 million (excluding corporate-sponsorship related perquisites and Marketing Expense Allowances) or approximately 0.04% of average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $12,713.
Legal Proceedings
There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company’s results of operations or cash flows in particular quarterly or annual periods.
More Information
You may call your Investment Professional if you have any questions or write or call us at the address below:
Talcott Resolution Life Insurance Company
PO Box 14293
Lexington, KY 40512-4293
1-800-862-6662 (Contract Owners)
1-800-862-7155 (Investment Professionals)
Financial Statements
You can find financial statements for us and the Separate Account in the SAI. To receive a copy of the SAI free of charge, call your investment professional or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.
Cybersecurity
We rely heavily on interconnected computer systems and digital data to conduct our annuity products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.

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Table of Contents to Statement of Additional Information

General Information
Safekeeping of Assets
Experts
Non-Participating
Misstatement of Age or Sex
Principal Underwriter
Performance Related Information
Total Return for all Sub-Accounts
Yield for Sub-Accounts
Money Market Sub-Accounts
Additional Materials
Performance Comparisons
Accumulation Unit Values
Financial Statements

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Appendix Tax
Federal Tax Considerations
A. Introduction
The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code (“Code”), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See “Nonresident Aliens and Foreign Entities” below regarding annuity purchases by, or payments to, non-U.S. Persons. Pursuant to IRS Circular 230, you are hereby notified of the following: The information contained in this document is not intended to (and cannot) be used by anyone to avoid IRS penalties. This document supports the promotion and marketing of insurance products. You should seek advice based on your particular circumstances from an independent tax advisor. This prospectus is not intended to provide tax, accounting or legal advice. Please consult your tax accountant or attorney prior to finalizing or implementing any tax or legal strategy or for any tax, account or legal advice concerning your situation.
This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.
In addition, although this discussion addresses certain tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements, this discussion is not exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.
As used in the following sections addressing “Federal Tax Considerations,” the term “spouse” means the person to whom you are legally married, as determined under federal tax law. This may include opposite or same-sex spouses, but does not include those in domestic partnerships or civil unions which are not recognized as married for federal tax purposes. You are encouraged to consult with an accountant, lawyer or other qualified tax advisor about your own situation. Although some sections below discuss certain tax considerations in connection with contract loans, this is provided as general information only.  Please refer to your contract to determine if your contract contains a loan provision.
The federal, as well as state and local, tax laws and regulations require the Company to report certain transactions with respect to your contract (such as an exchange of or a distribution from the contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and records. you should review whatever is reported to the taxing authorities by the Company against your own records, and in consultation with your own tax advisor, and should notify the Company if you find any discrepancies in case corrections have to be made.
THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.
B. Taxation of the Company and the Separate Account
The Separate Account is taxed as part of the Company which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a “regulated investment company” under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

APP TAX-1

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. The Company is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since the Company is the owner of the assets from which the tax benefits are derived.
C. Taxation of Annuities — General Provisions Affecting Contracts Not Held in Tax-Qualified Retirement Plans
Section 72 of the Code governs the taxation of annuities in general.
1. Non-Natural Persons as Owners
Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

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A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

•	A contract acquired by the estate of a decedent by reason of such decedent’s death,

•	Certain contracts acquired with respect to tax-qualified retirement arrangements,

•	Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

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A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract’s purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.
Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the “holder” in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a “holder.” In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the “holder.” However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.
For tax years beginning after December 31, 2012, estates and trusts with gross income from annuities may be subject to an additional tax (Unearned Income Medicare Contribution) of 3.8%, depending upon the amount of the estate’s or trust’s adjusted gross income for the taxable year.
2. Other Contract Owners (Natural Persons).
A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.
The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982. For tax years beginning after December 31, 2012, individuals with gross income from annuities may be subject to an additional tax (Unearned Income Medicare Contribution) of 3.8%, depending upon exceeding certain income thresholds.

a.	Amounts Received as an Annuity
Contract payments made periodically at regular intervals over a period of more than one full year, such that the total amount payable is determinable from the start (“amounts received as an annuity”) are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the allocable “investment in the contract” to the total amount of the payments to be made after the start of the payments (the “exclusion ratio”) under Section 72 of the Code. Total premium payments less amounts received which were not includable in gross income equal the “investment in the contract.” The start of the payments may be the Annuity Commencement Date, or may be an annuity starting date assigned should any portion less than the full Contract be converted to periodic payments from the Contract (Annuity Payouts).

i.
When the total of amounts excluded from income by application of the exclusion ratio is equal to the allocated investment in the contract for the Annuity Payout, any additional payments (including surrenders) will be entirely includable in gross income.

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ii.
To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the “investment in the contract,” such excess constitutes the “income on the contract”. It is unclear what value should be used in determining the “income on the contract.” We believe that the “income on the contract” does not include some measure of the value of certain future cash-value type benefits, but the IRS could take a contrary position and include such value in determining the “income on the contract”.

iii.
Under Section 72(a)(2) of the Code, if any amount is received as an annuity (i.e., as one of a series of periodic payments at regular intervals over more than one full year) for a period of 10 or more years, or during one or more lives, under any portion of an annuity, endowment, or life insurance contract, then that portion of the contract shall be treated as a separate contract with its own annuity starting date (otherwise referred to as a partial annuitization of the contract). This assigned annuity starting date for the new separate contract can be different from the original Annuity Commencement Date for the Contract. Also, for purposes of applying the exclusion ratio for the amounts received under the partial annuitization, the investment in the contract before receiving any such amounts shall be allocated pro rata between the portion of the Contract from which such amounts are received as an annuity and the portion of the Contract from which amounts are not received as an annuity. These provisions apply to payments received in taxable years beginning after December 31, 2010.

b. Amounts Not Received as an Annuity

i.
To the extent that the “cash value” of the Contract (ignoring any surrender charges except on a full surrender) exceeds the “investment in the contract,” such excess constitutes the “income on the contract.”

ii.
Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender), which is non-periodic and not part of a partial annuitization, is deemed to come first from any such “income on the contract” and then from “investment in the contract,” and for these purposes such “income on the contract” is computed by reference to the aggregation rule described in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such “income on the contract,” and (2) shall not be includable in gross income to the extent that such amount does exceed any such “income on the contract.” If at the time that any amount is received or deemed received there is no “income on the contract” (e.g., because the gross value of the Contract does not exceed the “investment in the contract,” and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the “investment in the contract.”

iii.
Generally, non-periodic amounts received or deemed received after the Annuity Commencement Date (or after the assigned annuity starting date for a partial annuitization) are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining “investment in the contract” shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph 2.c. may apply).

iv.
The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a.

v.
In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a. This transfer rule does not apply, however, to certain transfers of property between Spouses or incident to divorce.

vi.
In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.

c. Aggregation of Two or More Annuity Contracts.
Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.

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d. 10% Penalty Tax — Applicable to Certain Withdrawals and Annuity Payments.

i.
If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii.	The 10% penalty tax will not apply to the following distributions:

1.	Distributions made on or after the date the recipient has attained the age of 59½.

2.	Distributions made on or after the death of the holder or, where the holder is not an individual, the death of the primary annuitant.

3.	Distributions attributable to a recipient becoming disabled.

4.
A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient’s designated Beneficiary).

5.	Distributions made under certain annuities issued in connection with structured settlement agreements.

6.	Distributions of amounts which are allocable to the “investment in the contract” prior to August 14, 1982 (see next subparagraph e.).

7.	Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.
If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59½ and (b) 5 years have elapsed since the first of these periodic payments.
e. Special Provisions Affecting Contracts Obtained Through a Tax-Free Exchange of Other Annuity or Life Insurance Contracts Purchased Prior to August 14, 1982.
If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come (1) first from the amount of the “investment in the contract” prior to August 14, 1982 (“pre-8/14/82 investment”) carried over from the prior Contract, (2) then from the portion of the “income on the contract” (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining “income on the contract” and (4) last from the remaining “investment in the contract.” As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the “income on the contract” attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.
f. Required Distributions

i.	Death of Contract Owner or Primary Annuitant
Subject to the alternative election or Spouse beneficiary provisions in ii or iii below:

1.
If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

2.	If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

3.
If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

ii.	Alternative Election to Satisfy Distribution Requirements
If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner’s death.

iii.	Spouse Beneficiary
If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her Spouse, and the Annuitant or Contingent Annuitant is living, such Spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This Spousal Contract continuation shall apply only once for this Contract.

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iv.	Civil Union or Domestic Partner
Upon the death of the Contract Owner prior to the Annuity Commencement Date, if the designated beneficiary is the surviving civil union or domestic partner of the Contract Owner, rather than the spouse of the Contract Owner, then such designated beneficiary is not permitted to continue the Contract as the succeeding Contract Owner. A designated beneficiary who is a same sex spouse will be permitted to continue the Contract as the succeeding Contract Owner.
g. Addition of Rider or Material Change.
The addition of a rider to the Contract, or a material change in the Contract’s provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.
h. Partial Exchanges.
The owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange"). The IRS in Revenue Procedure 2011-38, indicated that a partial exchange made on or after October 24, 2011 will be treated as a tax-free exchange under Code Section 1035 if there is no distribution from or surrender of, either contract involved in the exchange within 180 days of such exchange. Amounts received as annuity payments for a period of at least 10 years on one or more lives will not be treated as distributions for this purpose. If a transfer does not meet the 180-day test, the IRS will apply general tax rules to determine the substance and treatment of the transfer.
We advise you to consult with a qualified tax adviser as to the potential tax consequences before attempting any partial exchanges.

3.	Diversification Requirements.
The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.
The Treasury Department’s diversification regulations under Code Section 817(h) require, among other things, that:

•	no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

•	no more than 70% is represented by any two investments,

•	no more than 80% is represented by any three investments and

•	no more than 90% is represented by any four investments.
In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.
A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to make adjustments or pay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.
Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, the Company obtained a private letter ruling (“PLR”) from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. The Company and the Funds will monitor the Funds’ compliance with the terms and conditions contained in the PLR.
4. Tax Ownership of the Assets in the Separate Account.
In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the “owner” of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the “tax owner” of certain separate account assets, income and gain from such assets would be includable in the variable contract owner’s gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular Sub-Accounts without being treated as tax owners of the underlying shares. Although no such

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regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.
Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer’s separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such “public availability” means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer’s variable contracts or by other permitted entities.
Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, although the owner of a Contract has more than 20 fund choices, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.
D. Federal Income Tax Withholding
The portion of an amount received under a Contract that is taxable gross income to the Payee is also subject to federal income tax withholding, pursuant to Code Section 3405, which requires the following:

1.
Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld (“election out”). We will provide such an “election out” form at the time such a distribution is requested. If the necessary “election out” form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

2.
Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the Payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary “election out” forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.

Generally no “election out” is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any “election out” (or any amount of tax actually withheld) on an amount received from a Contract, the Payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A Payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the Payee’s total tax liability.
E. General Provisions Affecting Qualified Retirement Plans
The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to the section entitled “Information Regarding Tax-Qualified Retirement Plans” for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.
F. Nonresident Aliens and Foreign Entities
The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. persons (such as U.S. citizens or U.S. resident aliens). Purchasers (and payees such as a purchaser’s beneficiary) that are not U.S. persons (such as a Nonresident Alien) will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required information and IRS tax forms (such as IRS Form W-8BEN) are submitted to us. If withholding tax applies, we are generally required to withhold tax at a 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. Foreign entities (such as foreign corporations, foreign partnerships, or foreign trusts) must provide the appropriate IRS tax forms (such as IRS Form W-8BEN-E or other appropriate Form W-8). If required by law, we may withhold 30% from any taxable payment in accordance with applicable requirements such as The Foreign Account Tax Compliance Act (FATCA) and applicable regulations. An updated Form W-8 is generally required to be submitted every three years. Purchasers may also be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser’s country of citizenship or residence.

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G. Estate, Gift and Generation-Skipping Tax and Related Tax Considerations
Any amount payable upon a Contract Owner’s death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner’s estate for federal estate tax purposes. Similarly, prior to the Contract Owner’s death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-Spouse beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendant) of a Contract Owner may have federal generation-skipping-transfer (“GST”) tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code Section 691(c) or Section 1015(d). In addition, as indicated above in “Distributions Prior to the Annuity Commencement Date,” the transfer of a Contract for less than adequate consideration during the Contract Owner’s lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner’s gross income, this same income amount could produce a corresponding increase in such Contract Owner’s tax basis for such Contract that is carried over to the transferee’s tax basis for such Contract under Code Section 72(e)(4)(C)(iii) and Section 1015.
H. Tax Disclosure Obligations
In some instances certain transactions must be disclosed to the IRS or penalties could apply. See, for example, IRS Notice 2009-59. The Code also requires certain “material advisers” to maintain a list of persons participating in such “reportable transactions,” which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by us, the Owner(s) or other persons involved in transactions involving annuity contracts. It is the responsibility of each party, in consultation with their tax and legal advisers, to determine whether the particular facts and circumstances warrant such disclosures.
Information Regarding Tax-Qualified Retirement Plans
This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.
The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a “Qualified Plan” or “Plan”). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.
The following is only a general discussion about types of Qualified Plans for which the Contracts may be available. We are not the plan administrator for any Qualified Plan. The plan administrator or custodian, whichever is applicable, (but not us) is responsible for all Plan administrative duties including, but not limited to, notification of distribution options, disbursement of Plan benefits, handling any processing and administration of Qualified Plan loans, compliance with regulatory requirements and federal and state tax reporting of income/distributions from the Plan to Plan participants and, if applicable, beneficiaries of Plan participants and IRA contributions from Plan participants. Our administrative duties are limited to administration of the Contract and any disbursements of any Contract benefits to the Owner, annuitant or beneficiary of the Contract, as applicable. Our tax reporting responsibility is limited to federal and state tax reporting of income/distributions to the applicable payee and IRA contributions from the Owner of a Contract, as recorded on our books and records. If you are purchasing a Contract through a Qualified Plan, you should consult with your Plan administrator and/or a qualified tax adviser. You also should consult with a qualified tax adviser and/or Plan administrator before you withdraw any portion of your Contract Value.
The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative

APP TAX-7

procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.
We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.
1. Individual Retirement Annuities (“IRAs”).
In addition to “traditional” IRAs governed by Code Sections 408(a) and (b) (“Traditional IRAs”), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) may elect to provide for a separate account or annuity contract that accepts after-tax employee contributions and is treated as a “Deemed IRA” under Code Section 408(q), which is generally subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

a.	Traditional IRAs
Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions (“RMDs”) when the Owner reaches age 70½ or dies, as described below, may result in imposition of a 50% additional tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59½ or dies is subject to a 10% additional tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.
You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse “designated beneficiary” of a deceased Plan participant may make a tax-free “direct rollover” (in the form of a direct transfer between Plan fiduciaries, as described below in “Rollover Distributions”) from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an “inherited IRA” that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant).
IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract’s cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA’s cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.

b.	SEP IRAs
Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension (“SEP”) or a SEP IRA. A SEP IRA can have employer contributions, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.

c.	SIMPLE IRAs
The Savings Incentive Match Plan for Employees of small employers (“SIMPLE Plan”) is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees (“SIMPLE IRAs”). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% additional tax for failure to make a full RMD, and to the 10% additional tax on premature distributions, as described below. In addition, the 10% additional tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification

APP TAX-8

as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.
If we do not serve as the Designated Financial Institution for your employer’s SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

d.	Roth IRAs
Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner’s lifetime. Generally, however, upon the Owner’s death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. Prior to January 1, 2018, the Owner of a Traditional IRA or other qualified plan assets could recharacterize a Traditional IRA into a Roth IRA under certain circumstances. Effective January 1, 2018, a Traditional IRA or other qualified plan cannot be recharacterized as a Roth IRA. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. After 2007, distributions from eligible Qualified Plans can be “rolled over” directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
2. Qualified Pension or Profit-Sharing Plan or Section 401(k) Plan
Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of “incidental” death benefits, and the time when RMDs must commence. In addition, a Plan’s provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.
In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.
3. Tax Sheltered Annuity under Section 403(b) (“TSA”)
Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code Section 501(c)(3) to purchase a “tax-sheltered annuity” (“TSA”) contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee’s gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit or 100% of the employee’s “includable compensation” for the most recent full year of service, subject to other adjustments. There are also legal limits on annual elective deferrals that a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased. A TSA participant should contact his plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.
A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

a.	after the employee reaches age 59½;

b.	upon the employee’s separation from service;

c.	upon the employee’s death or disability;

APP TAX-9

d.	in the case of hardship (as defined in applicable law and in the case of hardship, any income attributable to such contributions may not be distributed); or

e.	as a qualified reservist distribution upon certain calls to active duty.
An employer sponsoring a TSA may impose additional restrictions on your TSA through its plan document.
Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA under Reg. § 1.403(b)-8(c)(2).
Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. § 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant’s or beneficiary’s accumulated benefit immediately before such exchange (taking into account such participant’s or beneficiary’s accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant’s employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information. In addition, the same Regulation provides corresponding rules for a transfer from one TSA to another TSA under a different TSA Plan (e.g., for a different eligible employer). We are no longer accepting any incoming exchange request, or new contract application, for any individual TSA contract.
4. Deferred Compensation Plans under Section 457 (“Section 457 Plans”)
Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code Section 457. For these purposes, a “governmental employer” is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an “Eligible Deferred Compensation Plan” or “Section 457(b) Plan.” Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant’s includible compensation or (2) the applicable dollar amount ($19,000 for 2019). The Plan may provide for additional “catch-up” contributions . In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70½, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).
Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. However, where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer’s general creditors under Code Section 457(b)(6).
5. Taxation of Amounts Received from Qualified Plans
Except under certain circumstances in the case of Roth IRAs or Roth accounts in certain Qualified Plans, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other “investment in the contract.” For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining

APP TAX-10

what portion of each amount received represents a tax-free recovery of “investment in the contract” are generally the same as for Non-Qualified Contracts, as described above.
For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the “investment in the contract,” based on the ratio of the “investment in the contract” over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.
In addition, additional taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6.	Additional Taxes for Qualified Plans
Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal additional taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions (“RMDs”). Additional taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The additional taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

a.	Additional Taxes on Premature Distributions
Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59½. However, this 10% additional tax does not apply to a distribution that is either:

(i)	made to a beneficiary (or to the employee’s estate) on or after the employee’s death;

(ii)	attributable to the employee’s becoming disabled under Code Section 72(m)(7);

(iii)
part of a series of substantially equal periodic payments (not less frequently than annually - “SEPPs”) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary (“SEPP Exception”), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

(iv)
(except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

(v)
(except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

(vi)	not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year;

(vii)	certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty;

(viii)	made an account of an IRS levy on the Qualified Plan under Code Section 72(t)(2)(A)(vii); or

(ix)	made as a “direct rollover” or other timely rollover to an Eligible Retirement Plan, as described below.
In addition, the 10% additional tax does not apply to a distribution from an IRA that is either:

(x)	made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions in Code Section 72(t)(2)(D) are met;

(xi)	not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

(xii)	for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).
If the taxpayer avoids this 10% additional tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death, disability or a method change allowed by Rev. Rul. 2002-62), the 10% additional tax will be applied retroactively to all the prior periodic payments (i.e., additional tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59½ and (b) 5 years have elapsed since the first of these periodic payments.
For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual’s employer under a SIMPLE Plan, the 10% additional tax rate is increased to 25%.

b.	RMDs and 50% Additional Tax
If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution (“RMD”) for the year, the participant is subject to a 50% additional tax on the amount that has not been timely distributed.
An individual’s interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of -

APP TAX-11

(i)	the calendar year in which the individual attains age 70½, or

(ii)
(except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over -

(a)	the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

(b)	over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.
If an individual dies before reaching the Required Beginning Date, the individual’s entire interest generally must be distributed within 5 years after the individual’s death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual’s death to a qualifying designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If the individual’s surviving spouse is the sole designated beneficiary, distributions may be delayed until the deceased individual would have attained age 70½.
If an individual dies after RMDs have begun for such individual, any remainder of the individual’s interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual’s death.
The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner’s surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.
The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.
In addition, in computing any RMD amount based on a contract’s account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% additional tax for RMDs if such additional RMD amount is not timely distributed.
7. Tax Withholding for Qualified Plans
Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any “elections out” and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an “eligible rollover distribution” from a Qualified Plan (described below in “Rollover Distributions”). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the “eligible rollover distribution,” to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in “Rollover Distributions”). Payees cannot elect out of this mandatory 20% withholding in the case of such an “eligible rollover distribution.”
Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.
Regardless of any “election out” (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee’s total tax liability.
8. Rollover Distributions
The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan fiduciaries (a “direct transfer” or a “direct rollover”) or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a “60-day rollover”), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.
For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transfer or Plan and certain other conditions to maintain the applicable tax qualification are satisfied. Such a “direct transfer” between the same kinds of Plan is generally not treated as any form of “distribution” out of such a Plan for federal income tax purposes.
By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a “distribution” out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must

APP TAX-12

qualify either as a “direct rollover” (made directly to another Plan fiduciary) or as a “60-day rollover.” The tax restrictions and other rules for a “direct rollover” and a “60-day rollover” are similar in many ways, but if any “eligible rollover distribution” made from certain types of Qualified Plan is not transferred directly to another Plan fiduciary by a “direct rollover,” then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a “60-day rollover” by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a “60-day rollover”, the missing amount that is not rolled over remains subject to normal income tax plus any applicable additional tax.
Under Code Sections 402(f)(2)(A) and 3405(c)(3) an “eligible rollover distribution” (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a “direct rollover”) is generally any distribution to an employee of any portion (or all) of the balance to the employee’s credit in any of the following types of “Eligible Retirement Plan”: (1) a Qualified Plan under Code Section 401(a) (“Qualified 401(a) Plan”), (2) a qualified annuity plan under Code Section 403(a) (“Qualified Annuity Plan”), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an “eligible rollover distribution” does not include any distribution that is either -

a.	an RMD amount;

b.
one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

c.	any distribution made upon hardship of the employee.
Before making an “eligible rollover distribution,” a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the “direct rollover” and “60-day rollover” rules and the distribution’s exposure to the 20% mandatory withholding if it is not made by “direct rollover.” Generally, under Code Sections 402(c), 403(b)(8) and 457 (e)(16), a “direct rollover” or a “60-day rollover” of an “eligible rollover distribution” can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an “eligible rollover distribution” that can qualify for a tax-free “60-day rollover” is limited to the amount that otherwise would be includable in gross income. By contrast, a “direct rollover” of an “eligible rollover distribution” can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution additional tax applicable to distributions from such a “predecessor” Qualified Plan.
Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free “direct rollover” or “60-day rollover” can be made between a “NonRoth IRA” (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a “conversion” of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free “direct rollover” or “60-day rollover” can be made between an “inherited IRA” (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a “direct rollover” or a “60-day rollover” to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a “direct rollover” or a “60-day rollover” to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such “direct rollover.” Similar rules apply to a “direct rollover” or a “60-day rollover” of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer’s SIMPLE Plan is generally disqualified (and subject to the 25% additional tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a “direct rollover” or a “60-day rollover” to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).
Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a non-spouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS.

APP TAX-13

Appendix I — The Funds

The following tables describe the investment options available by contract, including the Fund name, share class, fund objectives and the investment adviser and sub-adviser of each Fund. For additional information on each Fund, please refer to the Fund’s Prospectus.

1.	The Director Series VII/VIIR, BB&T Director Series II/IIR, Fifth Third Director Series I/IR, NatCity Director, First Horizon Director and The Director Preferred Series I/IR	APP I - 2
2.	AmSouth Variable Annuity Series II/IIR	APP I - 4
3.	The Director Select Series II/IIR	APP I - 6
4.	The Director Choice Series II/IIR	APP I - 8
5.	The Huntington Director Series I/IR	APP I - 10
6.	The Director Solution I/IR	APP I - 12
7.	Director Elite Series I/IR	APP I - 14
8.	The Wachovia Director Series I/IR	APP I - 16
9.	Director Classic Series I/IR	APP I - 18
10.	Wells Fargo Director Series I/IR	APP I - 20

APP I-1

1. The Director Series VII/VIIR, BB&T Director Series II/IIR, Fifth Third Director Series I/IR, NatCity Director, First Horizon Director and The Director Preferred Series I/IR:

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Fixed Accumulation Feature*	Preservation of capital	General Account
AIM Variable Insurance Funds
Invesco V.I. Government Money Market Fund - Series I**	Seeks to provide current income consistent with preservation of capital and liquidity	Invesco Advisers, Inc.
BlackRock Variable Series Funds, Inc.
BlackRock S&P 500 Index V.I. Fund - Class I	Seeks investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor’s 500 Index (the “S&P 500”).	BlackRock Advisors, LLC
Hartford HLS Series Fund II, Inc.
Hartford Growth Opportunities HLS Fund - Class IA	Seeks capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford MidCap Growth HLS Fund - Class IA (formerly Hartford Small/Mid Cap Equity HLS Fund)	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Small Cap Growth HLS Fund - Class IA	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford U.S. Government Securities HLS Fund - Class IA	Seeks to maximize total return while providing shareholders with a high level of current income consistent with prudent investment risk	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Series Fund, Inc.
Hartford Balanced HLS Fund - Class IA	Seeks long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Capital Appreciation HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Disciplined Equity HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Dividend and Growth HLS Fund - Class IA	Seeks a high level of current income consistent with growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Global Growth HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Healthcare HLS Fund - Class IA†	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford High Yield HLS Fund - Class IA	Seeks to provide high current income, and long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford International Opportunities HLS Fund - Class IA	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP

APP I-2

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Hartford MidCap HLS Fund - Class IA†	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford MidCap Value HLS Fund - Class IA	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Small Company HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Stock HLS Fund - Class IA	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Total Return Bond HLS Fund - Class IA	Seeks a competitive total return, with income as a secondary objective	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Ultrashort Bond HLS Fund - Class IA	Seeks total return and income consistent with preserving capital and maintaining liquidity	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Value HLS Fund - Class IA	Seeks long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP

*	The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.
**
In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program where Contact value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.

†	Closed to new and subsequent Premium Payments and transfers of Contract Value.

APP I-3

2. AmSouth Variable Annuity Series II/IIR:

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Fixed Accumulation Feature*	Preservation of capital	General Account
AIM Variable Insurance Funds
Invesco V.I. Government Money Market Fund - Series I**	Seeks to provide current income consistent with preservation of capital and liquidity	Invesco Advisers, Inc.
BlackRock Variable Series Funds, Inc.
BlackRock S&P 500 Index V.I. Fund - Class I	Seeks investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor’s 500 Index (the “S&P 500”).	BlackRock Advisors, LLC
Hartford HLS Series Fund II, Inc.
Hartford Growth Opportunities HLS Fund - Class IA	Seeks capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford MidCap Growth HLS Fund - Class IA (formerly Hartford Small/Mid Cap Equity HLS Fund)	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Small Cap Growth HLS Fund - Class IA	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford U.S. Government Securities HLS Fund - Class IA	Seeks to maximize total return while providing shareholders with a high level of current income consistent with prudent investment risk	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Series Fund, Inc.
Hartford Balanced HLS Fund - Class IA	Seeks long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Capital Appreciation HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Disciplined Equity HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Dividend and Growth HLS Fund - Class IA	Seeks a high level of current income consistent with growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Global Growth HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Healthcare HLS Fund - Class IA†	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford High Yield HLS Fund - Class IA	Seeks to provide high current income, and long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford International Opportunities HLS Fund - Class IA	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford MidCap HLS Fund - Class IA†	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP

APP I-4

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Hartford MidCap Value HLS Fund - Class IA	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Small Company HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Stock HLS Fund - Class IA	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Total Return Bond HLS Fund - Class IA	Seeks a competitive total return, with income as a secondary objective	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Ultrashort Bond HLS Fund - Class IA	Seeks total return and income consistent with preserving capital and maintaining liquidity	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Value HLS Fund - Class IA	Seeks long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Pioneer Variable Contracts Trust
Pioneer Fund VCT Portfolio - Class II	Seeks reasonable income and capital growth	Amundi Pioneer Asset Management, Inc.
______________

*	The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.
**
In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program where Contact value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.

†	Closed to new and subsequent Premium Payments and transfers of Contract Value.

APP I-5

3. The Director Select Series II/IIR:

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Fixed Accumulation Feature*	Preservation of capital	General Account
AIM Variable Insurance Funds
Invesco V.I. Government Money Market Fund - Series I**	Seeks to provide current income consistent with preservation of capital and liquidity	Invesco Advisers, Inc.
BlackRock Variable Series Funds, Inc.
BlackRock S&P 500 Index V.I. Fund - Class I	Seeks investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor’s 500 Index (the “S&P 500”).	BlackRock Advisors, LLC
Hartford HLS Series Fund II, Inc.
Hartford Growth Opportunities HLS Fund - Class IA	Seeks capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford MidCap Growth HLS Fund - Class IA (formerly Hartford Small/Mid Cap Equity HLS Fund)	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Small Cap Growth HLS Fund - Class IA	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford U.S. Government Securities HLS Fund - Class IA	Seeks to maximize total return while providing shareholders with a high level of current income consistent with prudent investment risk	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Series Fund, Inc.
Hartford Balanced HLS Fund - Class IA	Seeks long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Capital Appreciation HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Disciplined Equity HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Dividend and Growth HLS Fund - Class IA	Seeks a high level of current income consistent with growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Global Growth HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Healthcare HLS Fund - Class IA†	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford High Yield HLS Fund - Class IA	Seeks to provide high current income, and long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford International Opportunities HLS Fund - Class IA	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford MidCap HLS Fund - Class IA†	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP

APP I-6

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Hartford MidCap Value HLS Fund - Class IA	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Small Company HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Stock HLS Fund - Class IA	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Total Return Bond HLS Fund - Class IA	Seeks a competitive total return, with income as a secondary objective	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Ultrashort Bond HLS Fund - Class IA	Seeks total return and income consistent with preserving capital and maintaining liquidity	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Value HLS Fund - Class IA	Seeks long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Wells Fargo Variable Trust Funds
Wells Fargo VT International Equity Fund - Class 1	Seeks long-term capital appreciation	Wells Fargo Funds Management, LLC, Sub-advised by Wells Capital Management Incorporated
Wells Fargo VT Omega Growth Fund - Class 1	Seeks long-term capital appreciation	Wells Fargo Funds Management, LLC, Sub-advised by Wells Capital Management Incorporated
Wells Fargo VT Opportunity Fund - Class 1	Seeks long-term capital appreciation	Wells Fargo Funds Management, LLC, Sub-advised by Wells Capital Management Incorporated
Wells Fargo VT Small Cap Growth Fund - Class 1	Seeks long-term capital appreciation	Wells Fargo Funds Management, LLC, Sub-advised by Wells Capital Management Incorporated

*	The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.
**
In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program where Contact value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.

†	Closed to new and subsequent Premium Payments and transfers of Contract Value.

APP I-7

4. The Director Choice Series II/IIR:

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Fixed Accumulation Feature*	Preservation of capital	General Account
AB Variable Products Series Fund, Inc.
AB VPS Growth and Income Portfolio - Class B	Seeks long-term growth of capital	AllianceBernstein, L.P.
AB VPS Intermediate Bond Portfolio - Class B	Generate income and price appreciation without assuming what the Adviser considers undue risk	AllianceBernstein, L.P.
AIM Variable Insurance Funds
Invesco V.I. Government Money Market Fund - Series I**	Seeks to provide current income consistent with preservation of capital and liquidity	Invesco Advisers, Inc.
BlackRock Variable Series Funds, Inc.
BlackRock S&P 500 Index V.I. Fund - Class I	Seeks investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor’s 500 Index (the “S&P 500”).	BlackRock Advisors, LLC
Hartford HLS Series Fund II, Inc.
Hartford Growth Opportunities HLS Fund - Class IA	Seeks capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford MidCap Growth HLS Fund - Class IA (formerly Hartford Small/Mid Cap Equity HLS Fund)	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Small Cap Growth HLS Fund - Class IA	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford U.S. Government Securities HLS Fund - Class IA	Seeks to maximize total return while providing shareholders with a high level of current income consistent with prudent investment risk	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Series Fund, Inc.
Hartford Balanced HLS Fund - Class IA	Seeks long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Capital Appreciation HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Disciplined Equity HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Dividend and Growth HLS Fund - Class IA	Seeks a high level of current income consistent with growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Global Growth HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Healthcare HLS Fund - Class IA†	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford High Yield HLS Fund - Class IA	Seeks to provide high current income, and long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP

APP I-8

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Hartford International Opportunities HLS Fund - Class IA	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford MidCap HLS Fund - Class IA†	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford MidCap Value HLS Fund - Class IA	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Small Company HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Stock HLS Fund - Class IA	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Total Return Bond HLS Fund - Class IA	Seeks a competitive total return, with income as a secondary objective	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Ultrashort Bond HLS Fund - Class IA	Seeks total return and income consistent with preserving capital and maintaining liquidity	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Value HLS Fund - Class IA	Seeks long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP

*	The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.
**
In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program where Contact value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.

†	Closed to new and subsequent Premium Payments and transfers of Contract Value.

APP I-9

5. The Huntington Director Series II/IIR:

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Fixed Accumulation Feature*	Preservation of capital	General Account
AIM Variable Insurance Funds
Invesco V.I. Government Money Market Fund - Series I**	Seeks to provide current income consistent with preservation of capital and liquidity	Invesco Advisers, Inc.
BlackRock Variable Series Funds, Inc.
BlackRock S&P 500 Index V.I. Fund - Class I	Seeks investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor’s 500 Index (the “S&P 500”).	BlackRock Advisors, LLC
Hartford HLS Series Fund II, Inc.
Hartford Growth Opportunities HLS Fund - Class IA	Seeks capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford MidCap Growth HLS Fund - Class IA (formerly Hartford Small/Mid Cap Equity HLS Fund)	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Small Cap Growth HLS Fund - Class IA	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford U.S. Government Securities HLS Fund - Class IA	Seeks to maximize total return while providing shareholders with a high level of current income consistent with prudent investment risk	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Series Fund, Inc.
Hartford Balanced HLS Fund - Class IA	Seeks long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Capital Appreciation HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Disciplined Equity HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Dividend and Growth HLS Fund - Class IA	Seeks a high level of current income consistent with growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Global Growth HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Healthcare HLS Fund - Class IA†	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford High Yield HLS Fund - Class IA	Seeks to provide high current income, and long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford International Opportunities HLS Fund - Class IA	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford MidCap HLS Fund - Class IA†	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP

APP I-10

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Hartford MidCap Value HLS Fund - Class IA	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Small Company HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Stock HLS Fund - Class IA	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Total Return Bond HLS Fund - Class IA	Seeks a competitive total return, with income as a secondary objective	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Ultrashort Bond HLS Fund - Class IA	Seeks total return and income consistent with preserving capital and maintaining liquidity	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Value HLS Fund - Class IA	Seeks long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Mutual Fund and Variable Insurance Trust
Rational Trend Aggregation VA Fund (formerly Rational Dividend Capture VA Fund)	Seeks total return with dividend income as an important component of that return	Rational Advisors, Inc., Sub-advised by PVG Asset Management Corp.
Rational Insider Buying VA Fund	Seeks long-term capital appreciation	Rational Advisors, Inc.

*	The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.
**
In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program where Contact value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.

†	Closed to new and subsequent Premium Payments and transfers of Contract Value.

APP I-11

6. The Director Solution Series II/IIR:

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Fixed Accumulation Feature*	Preservation of capital	General Account
AIM Variable Insurance Funds
Invesco V.I. Government Money Market Fund - Series I**	Seeks to provide current income consistent with preservation of capital and liquidity	Invesco Advisers, Inc.
BlackRock Variable Series Funds, Inc.
BlackRock Large Cap Focus Growth V.I. Fund - Class I	Seeks long-term capital growth	BlackRock Advisors, LLC
BlackRock S&P 500 Index V.I. Fund - Class I	Seeks investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor’s 500 Index (the “S&P 500”).	BlackRock Advisors, LLC
Hartford HLS Series Fund II, Inc.
Hartford Growth Opportunities HLS Fund - Class IA	Seeks capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford MidCap Growth HLS Fund - Class IA (formerly Hartford Small/Mid Cap Equity HLS Fund)	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Small Cap Growth HLS Fund - Class IA	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford U.S. Government Securities HLS Fund - Class IA	Seeks to maximize total return while providing shareholders with a high level of current income consistent with prudent investment risk	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Series Fund, Inc.
Hartford Balanced HLS Fund - Class IA	Seeks long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Capital Appreciation HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Disciplined Equity HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Dividend and Growth HLS Fund - Class IA	Seeks a high level of current income consistent with growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Global Growth HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Healthcare HLS Fund - Class IA†	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford High Yield HLS Fund - Class IA	Seeks to provide high current income, and long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford International Opportunities HLS Fund - Class IA	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP

APP I-12

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Hartford MidCap HLS Fund - Class IA†	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford MidCap Value HLS Fund - Class IA	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Small Company HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Stock HLS Fund - Class IA	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Total Return Bond HLS Fund - Class IA	Seeks a competitive total return, with income as a secondary objective	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Ultrashort Bond HLS Fund - Class IA	Seeks total return and income consistent with preserving capital and maintaining liquidity	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Value HLS Fund - Class IA	Seeks long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP

*	The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.
**
In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program where Contact value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.

†	Closed to new and subsequent Premium Payments and transfers of Contract Value.

APP I-13

7. Director Elite Series I/IR:

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Fixed Accumulation Feature*	Preservation of capital	General Account
AIM Variable Insurance Funds
Invesco V.I. Government Money Market Fund - Series I**	Seeks to provide current income consistent with preservation of capital and liquidity	Invesco Advisers, Inc.
BlackRock Variable Series Funds, Inc.
BlackRock S&P 500 Index V.I. Fund - Class I	Seeks investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor’s 500 Index (the “S&P 500”).	BlackRock Advisors, LLC
Hartford HLS Series Fund II, Inc.
Hartford Growth Opportunities HLS Fund - Class IA	Seeks capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford MidCap Growth HLS Fund - Class IA (formerly Hartford Small/Mid Cap Equity HLS Fund)	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Small Cap Growth HLS Fund - Class IA	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford U.S. Government Securities HLS Fund - Class IA	Seeks to maximize total return while providing shareholders with a high level of current income consistent with prudent investment risk	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Series Fund, Inc.
Hartford Balanced HLS Fund - Class IA	Seeks long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Capital Appreciation HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Disciplined Equity HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Dividend and Growth HLS Fund - Class IA	Seeks a high level of current income consistent with growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Global Growth HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Healthcare HLS Fund - Class IA†	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford High Yield HLS Fund - Class IA	Seeks to provide high current income, and long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford International Opportunities HLS Fund - Class IA	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford MidCap HLS Fund - Class IA†	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP

APP I-14

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Hartford MidCap Value HLS Fund - Class IA	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Small Company HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Stock HLS Fund - Class IA	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Total Return Bond HLS Fund - Class IA	Seeks a competitive total return, with income as a secondary objective	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Ultrashort Bond HLS Fund - Class IA	Seeks total return and income consistent with preserving capital and maintaining liquidity	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Value HLS Fund - Class IA	Seeks long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
The Prudential Series Fund
Jennison 20/20 Focus Portfolio - Class II	Seeks long-term growth of capital	Prudential Investments LLC, Sub-advised by Jennison Associates LLC
Jennison Portfolio - Class II	Seeks long-term growth of capital	Prudential Investments LLC, Sub-advised by Jennison Associates LLC
SP International Growth Portfolio - Class II	Seeks long-term growth of capital	Prudential Investments LLC, Sub-advised by William Blair & Company LLC, Neuberger Berman Management, LLC and Jennison Associates LLC
Value Portfolio - Class II	Seeks capital appreciation	Prudential Investments LLC, Sub-advised by Jennison Associates LLC

*	The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.
**
In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program where Contact value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.

†	Closed to new and subsequent Premium Payments and transfers of Contract Value.

APP I-15

8. The Wachovia Director Series I/IR:

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Fixed Accumulation Feature*	Preservation of capital	General Account
AIM Variable Insurance Funds
Invesco V.I. Government Money Market Fund - Series I**	Seeks to provide current income consistent with preservation of capital and liquidity	Invesco Advisers, Inc.
BlackRock Variable Series Funds, Inc.
BlackRock S&P 500 Index V.I. Fund - Class I	Seeks investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor’s 500 Index (the “S&P 500”).	BlackRock Advisors, LLC
Hartford HLS Series Fund II, Inc.
Hartford Growth Opportunities HLS Fund - Class IA	Seeks capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford MidCap Growth HLS Fund - Class IA (formerly Hartford Small/Mid Cap Equity HLS Fund)	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Small Cap Growth HLS Fund - Class IA	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford U.S. Government Securities HLS Fund - Class IA	Seeks to maximize total return while providing shareholders with a high level of current income consistent with prudent investment risk	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Series Fund, Inc.
Hartford Balanced HLS Fund - Class IA	Seeks long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Capital Appreciation HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Disciplined Equity HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Dividend and Growth HLS Fund - Class IA	Seeks a high level of current income consistent with growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Global Growth HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Healthcare HLS Fund - Class IA†	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford High Yield HLS Fund - Class IA	Seeks to provide high current income, and long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford International Opportunities HLS Fund - Class IA	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford MidCap HLS Fund - Class IA†	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP

APP I-16

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Hartford MidCap Value HLS Fund - Class IA	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Small Company HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Stock HLS Fund - Class IA	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Total Return Bond HLS Fund - Class IA	Seeks a competitive total return, with income as a secondary objective	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Ultrashort Bond HLS Fund - Class IA	Seeks total return and income consistent with preserving capital and maintaining liquidity	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Value HLS Fund - Class IA	Seeks long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Wells Fargo Variable Trust Funds
Wells Fargo VT International Equity Fund - Class 1	Seeks long-term capital appreciation	Wells Fargo Funds Management, LLC, Sub-advised by Wells Capital Management Incorporated
Wells Fargo VT Omega Growth Fund - Class 1	Seeks long-term capital appreciation	Wells Fargo Funds Management, LLC, Sub-advised by Wells Capital Management Incorporated
Wells Fargo VT Opportunity Fund - Class 1	Seeks long-term capital appreciation	Wells Fargo Funds Management, LLC, Sub-advised by Wells Capital Management Incorporated
Wells Fargo VT Small Cap Growth Fund - Class 1	Seeks long-term capital appreciation	Wells Fargo Funds Management, LLC, Sub-advised by Wells Capital Management Incorporated

*	The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.
**
In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program where Contact value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.

†	Closed to new and subsequent Premium Payments and transfers of Contract Value.

APP I-17

9. Director Classic Series I/IR:

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Fixed Accumulation Feature*	Preservation of capital	General Account
AIM Variable Insurance Funds
Invesco V.I. Government Money Market Fund - Series I**	Seeks to provide current income consistent with preservation of capital and liquidity	Invesco Advisers, Inc.
BlackRock Variable Series Funds, Inc.
BlackRock S&P 500 Index V.I. Fund - Class I	Seeks investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor’s 500 Index (the “S&P 500”).	BlackRock Advisors, LLC
Hartford HLS Series Fund II, Inc.
Hartford Growth Opportunities HLS Fund - Class IA	Seeks capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford MidCap Growth HLS Fund - Class IA (formerly Hartford Small/Mid Cap Equity HLS Fund)	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Small Cap Growth HLS Fund - Class IA	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford U.S. Government Securities HLS Fund - Class IA	Seeks to maximize total return while providing shareholders with a high level of current income consistent with prudent investment risk	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Series Fund, Inc.
Hartford Balanced HLS Fund - Class IA	Seeks long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Capital Appreciation HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Disciplined Equity HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Dividend and Growth HLS Fund - Class IA	Seeks a high level of current income consistent with growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Global Growth HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Healthcare HLS Fund - Class IA†	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford High Yield HLS Fund - Class IA	Seeks to provide high current income, and long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford International Opportunities HLS Fund - Class IA	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford MidCap HLS Fund - Class IA†	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP

APP I-18

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Hartford MidCap Value HLS Fund - Class IA	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Small Company HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Stock HLS Fund - Class IA	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Total Return Bond HLS Fund - Class IA	Seeks a competitive total return, with income as a secondary objective	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Ultrashort Bond HLS Fund - Class IA	Seeks total return and income consistent with preserving capital and maintaining liquidity	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Value HLS Fund - Class IA	Seeks long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Victory Variable Insurance Funds
Victory Variable Insurance Diversified Stock Fund - Class A	Seeks long-term growth of capital	Victory Capital Management Inc.

*	The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.
**
In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program where Contact value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.

†	Closed to new and subsequent Premium Payments and transfers of Contract Value.

APP I-19

10. Wells Fargo Director Series I/IR:

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Fixed Accumulation Feature*	Preservation of capital	General Account
AIM Variable Insurance Funds
Invesco V.I. Government Money Market Fund - Series I**	Seeks to provide current income consistent with preservation of capital and liquidity	Invesco Advisers, Inc.
BlackRock Variable Series Funds, Inc.
BlackRock S&P 500 Index V.I. Fund - Class I	Seeks investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor’s 500 Index (the “S&P 500”).	BlackRock Advisors, LLC
Hartford HLS Series Fund II, Inc.
Hartford Growth Opportunities HLS Fund - Class IA	Seeks capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford MidCap Growth HLS Fund - Class IA (formerly Hartford Small/Mid Cap Equity HLS Fund)	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Small Cap Growth HLS Fund - Class IA	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford U.S. Government Securities HLS Fund - Class IA	Seeks to maximize total return while providing shareholders with a high level of current income consistent with prudent investment risk	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Series Fund, Inc.
Hartford Balanced HLS Fund - Class IA	Seeks long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Capital Appreciation HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Disciplined Equity HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Dividend and Growth HLS Fund - Class IA	Seeks a high level of current income consistent with growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Global Growth HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Healthcare HLS Fund - Class IA†	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford High Yield HLS Fund - Class IA	Seeks to provide high current income, and long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford International Opportunities HLS Fund - Class IA	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford MidCap HLS Fund - Class IA†	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP

APP I-20

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Hartford MidCap Value HLS Fund - Class IA	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Small Company HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Stock HLS Fund - Class IA	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Total Return Bond HLS Fund - Class IA	Seeks a competitive total return, with income as a secondary objective	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Ultrashort Bond HLS Fund - Class IA	Seeks total return and income consistent with preserving capital and maintaining liquidity	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Value HLS Fund - Class IA	Seeks long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Wells Fargo Variable Trust Funds
Wells Fargo VT Discovery Fund - Class 2	Seeks long-term capital appreciation	Wells Fargo Funds Management, LLC, Sub-advised by Wells Capital Management Incorporated
Wells Fargo VT Index Asset Allocation Fund - Class 2	Long-term total return, consisting of capital appreciation and current income	Wells Fargo Funds Management, LLC, Sub-advised by Wells Capital Management Incorporated
Wells Fargo VT International Equity Fund - Class 2	Seeks long-term capital appreciation	Wells Fargo Funds Management, LLC, Sub-advised by Wells Capital Management Incorporated
Wells Fargo VT Omega Growth Fund - Class 2	Seeks long-term capital appreciation	Wells Fargo Funds Management, LLC, Sub-advised by Wells Capital Management Incorporated
Wells Fargo VT Opportunity Fund - Class 2	Seeks long-term capital appreciation	Wells Fargo Funds Management, LLC, Sub-advised by Wells Capital Management Incorporated
Wells Fargo VT Small Cap Growth Fund - Class 2	Seeks long-term capital appreciation	Wells Fargo Funds Management, LLC, Sub-advised by Wells Capital Management Incorporated

*	The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.
**
In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program where Contact value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.

†	Closed to new and subsequent Premium Payments and transfers of Contract Value.

APP I-21

Appendix II — Death Benefit — Examples
Example 1:
Assume you make a Premium Payment of $90,000. Assume your Maximum Anniversary Value is $95,000. Then your Contract Value on due proof of death is $102,000.
Your Maximum death benefit payable is the greatest of Total Premium Payments (adjusted for partial surrenders), Maximum Anniversary Value and Contract Value on due proof of death is $102,000.
Example 2:
Assume you make a Premium Payment of $90,000. Assume your Maximum Anniversary Value is $105,000. Then your Contract Value on due proof of death is $102,000.
Your Maximum death benefit payable is the greatest of Total Premium Payments (adjusted for partial surrenders), Maximum Anniversary Value and Contract Value on due proof of death is $105,000.
Example 3:
Your Contract does not have the 2002 Amendatory rider. Assume you make a Premium Payment of $90,000. Assume your Maximum Anniversary Value is $105,000 on the second anniversary. During the third contract year you take a partial Surrender of $20,000.
Your Total Premium Payment is reduced by the amount of the partial surrender and is $70,000. Your Maximum Anniversary Value is reduced by the amount of the partial surrender and is $85,000.
You die prior to the third anniversary and your Contract Value on due proof of death is $82,000.
Your Maximum death benefit payable is the greatest of Total Premium Payouts (adjusted for withdrawals), Maximum Anniversary Value and Contract Value on due proof of death is $85,000.
Example 4:
Your Contract does have the 2002 Amendatory rider. Assume you make a Premium Payment of $90,000. Assume your Maximum Anniversary Value is $105,000 on the second anniversary. During the third contract year you take a partial Surrender of $20,000. The Contract Value prior to the partial Surrender is $100,000.
Your Total Premium Payment is reduced by the amount of the partial surrender and is $70,000.
Due to the 2002 Amendatory Rider the Maximum Anniversary Value is adjusted proportionally for the partial surrender. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Maximum Anniversary Value prior to the Surrender. To determine the new Maximum Anniversary Value, that total is then subtracted from the Maximum Anniversary Value prior to the Surrender.

$20,000	partial Surrender divided by
$100,000	Contract Value prior to Surrender equals
.20	multiplied by
$105,000	Maximum Anniversary Value for a total of
$21,000	to be deducted from the Interest Accumulation Value equals
$84,000	the new Maximum Anniversary Value
You die prior to the third anniversary and your Contract Value on due proof of death is $82,000.
Your Maximum death benefit payable is the greatest of Total Premium Payouts (adjusted for withdrawals), Maximum Anniversary Value and Contract Value on due proof of death is $84,000.
Example 5:
You elected the Optional Death Benefit rider
Your Contract does not have the 2002 Amendatory rider. Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000.00. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$100,000	Premium Payment
$5,000	Interest of 5%
$105,000	Interest Accumulation Value
If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

APP II-1

$10,000	partial Surrender divided by
$108,000	Contract Value prior to Surrender equals
.09259	multiplied by
$105,000	Interest Accumulation Value for a total of
$9,722	to be deducted from the Interest Accumulation Value equals
$95,278	the new Interest Accumulation Value
The adjusted Maximum Anniversary Value $108,000 minus $10,000 which equals $98,000.
The adjusted Total Premium Payments is $100,000 minus $10,000 which equals $90,000.
Your maximum death benefit is $98,000.
Example 6:
You have elected the Optional Death Benefit
Your Contract does not have the 2002 Amendatory rider. Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000.00. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$100,000	Premium Payment
$5,000	Interest of 5%
$105,000	Interest Accumulation Value
If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$10,000	partial Surrender divided by
$92,000	Contract Value prior to Surrender equals
.10870	multiplied by
$105,000	Interest Accumulation Value for a total of
$11,413	to be deducted from the Interest Accumulation Value equals
$93,587	the New Interest Accumulation Value
The adjusted Maximum Anniversary Value $92,000 minus $10,000 which equals $82,000.
The adjusted Total Premium Payments is $100,000 minus $10,000 which equals $90,000.
Your maximum death benefit is $93,587.

APP II-2

Appendix III — Principal First — Examples
Example 1: Assume you select Principal First when you purchase your Contract and your initial Premium Payment is $100,000.

•	Your Benefit Amount is $100,000, which is your initial Premium Payment.

•	Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.
Example 2: If you make an additional Premium Payment of $50,000, then

•	Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment($50,000).

•	Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment($3,500).
Example 3: Assume the same facts as Example 1. If you take the maximum Benefit Payment before the end of the first Contract Year, then

•	Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

•	Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).
Example 4: Assume the same facts as Example 1. If you Surrender $50,000, and your Contract Value is $150,000 at the time of the Surrender, then
We recalculate your Benefit Amount by comparing the results of two calculations:

•	First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your “New Contract Value.”

•	Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your “New Benefit Amount.”
Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.
Example 5: Assume the same facts as Example 1. If you Surrender $60,000, and your Contract Value is $150,000 at the time of the Surrender, then
We recalculate your Benefit Amount by comparing the results of two calculations:

•	First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your “New Contract Value.”

•	Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your “New Benefit Amount.”
Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.
Example 6: Assume the same facts as Example 1. If you Surrender $50,000, and your Contract Value is $80,000 at the time of the Surrender, then
We recalculate your Benefit Amount by comparing the results of two calculations:

•	First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your “New Contract Value.”

•	Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your “New Benefit Amount.”
Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your “New Benefit Amount” becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.
We recalculate the Benefit Payment by comparing the “old” Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.
Example 7: If you elect to “step up” Principal First after the 5th year, assuming you have made no withdrawals, and your Contract Value at the time of step up is $200,000, then

•	We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

•	Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

APP III-1

Appendix IV — ACD Deferral Option — Example
This example is intended to help you compare the total and taxable amounts of annuity payments if you annuitize your contract on its Annuity Commencement Date to the total and taxable amounts of annuity payments if you elect the Deferral Option and either die at age 100 under circumstances which trigger payment of a Death Benefit or annuitize your contract on the Annuitant’s 100th birthday.
This example should not be considered to be a representation of the actual total or taxable amounts nor a representation of the tax consequences of receipt of those total or taxable amounts. The consequences of receipt of those total and taxable amounts depend on many factors outside the scope of this example.
This example assumes that on the Annuity Commencement Date:
The annuitant is age 90.
Your Contract Value is $250,000.
Your investment (tax basis) in your Contract is $175,000.
Your Contract is non-Qualified.
The amounts shown in this example will vary depending on the annuitization option chosen and whether you elect variable payouts, fixed payouts or a combination of variable and fixed payouts. In addition, the exclusion ratio depends on factors including your investment into the Contract, the Contract Value and the length of time that annuity payments will continue. For Payout Options which include a Life Annuity, the exclusion ratio may also depend on your life expectancy at the time annuity payments begin.
As you consider this example, please note that to make a direct comparison between the total and taxable amounts received through annuitization at the original Annuity Commencement Date (age 90) and received at the Deferred Annuity Commencement Date, you must calculate the results of investment of the amount received at age 90 for the ten-year period until age 100. Factors to consider in this calculation include:
•Your assumed net rate of return for this period;
•The amount that you would pay in taxes related to this amount; and
•Potential changes in laws including tax laws that may affect your investment and taxes.
Total and taxable amounts if you choose to annuitize your Contract on your Annuity Commencement Date:
To calculate the total and taxable amounts, this example assumes:
You elect the ten year Payments for a Period Certain, Fixed Dollar Amount Annuity Payout Option.
Your annual payment is equal to $29,637. Based on these assumptions:
Your exclusion ratio is 0.5905 ($175,000 divided by ($29,637 times 10)).
The annual excludable amount is $17,500 ($29,637 times 0.5905). The annual taxable amount is $12,137.
After 10 years, you will receive total payments of $296,370 of which $121,370 is taxable.
Total and taxable amounts if you elect the Annuity Commencement Date Deferral Option and defer your Annuity Commencement Date to age 100:
This example assumes:
Your Contract has a 4% annual growth, net of fees, compounded annually, for the next ten years.
Based on this assumption, your Contract Value at age 100 is $370,061.
If you die at age 100 and a Death Benefit is payable:
Your beneficiary receives the $370,061 Contract Value as a Death Benefit in one lump sum.
$195,061 ($370,061 minus $175,000) of the amount is taxable to the beneficiary.
If you annuitize at age 100 and elect the ten year Payments for a Period Certain, Fixed Dollar Amount Annuity Payout Option:
This example assumes:
Your annual payment is equal to $43,870.
Based on this assumption:
Your exclusion ratio will be 0.3989 ($175,000 divided by ($43,870 times 10)).
Your annual excludable amount is $17,500 ($43,870 times 0.3989).
Your annual taxable amount is $26,370.
After 10 years, you will receive total payments of $438,700, of which $263,700 is taxable.

APP IV-1

Appendix V — Accumulation Unit Values
(For an Accumulation Unit outstanding throughout the period)
The following information should be read in conjunction with the financial statements for the Separate Account included in the SAI.
There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The tables below reflect Accumulation Unit Values for both Talcott Resolution Life Insurance Company and Talcott Resolution Life and Annuity Insurance Company and show only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the SAI, which you may obtain free of charge by contacting us at 1-800-862-6668.
REST OF PAGE INTENTIONALLY LEFT BLANK

APP V-1

Talcott Resolution Life Insurance Company

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011
BlackRock S&P 500 Index V.I. Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.471	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.926	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	10,262	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.449	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.837	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	—	—	—	—	—	—	—
Hartford Balanced HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.066	$7.942	$7.584	$7.666	$7.070	$5.907	$5.340	$5.308
Accumulation Unit Value at end of period	$8.485	$9.066	$7.942	$7.584	$7.666	$7.070	$5.907	$5.340
Number of Accumulation Units outstanding at end of period (in thousands)	49,493	56,241	63,903	73,775	84,740	101,149	120,552	143,056
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.776	$1.573	$1.519	$1.552	$1.447	$1.223	$1.117	$1.123
Accumulation Unit Value at end of period	$1.644	$1.776	$1.573	$1.519	$1.552	$1.447	$1.223	$1.117
Number of Accumulation Units outstanding at end of period (in thousands)	28	40	48	39	40	87	78	100
Hartford Capital Appreciation HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$25.502	$21.142	$20.288	$20.336	$19.190	$13.971	$11.955	$13.664
Accumulation Unit Value at end of period	$23.433	$25.502	$21.142	$20.288	$20.336	$19.190	$13.971	$11.955
Number of Accumulation Units outstanding at end of period (in thousands)	27,503	31,278	34,880	40,151	45,768	53,177	63,564	75,582
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$3.785	$3.173	$3.078	$3.119	$2.976	$2.191	$1.895	$2.190
Accumulation Unit Value at end of period	$3.440	$3.785	$3.173	$3.078	$3.119	$2.976	$2.191	$1.895
Number of Accumulation Units outstanding at end of period (in thousands)	104	106	119	148	152	201	301	359
Hartford Disciplined Equity HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$3.130	$2.599	$2.489	$2.359	$2.056	$1.533	$1.320	$1.321
Accumulation Unit Value at end of period	$3.029	$3.130	$2.599	$2.489	$2.359	$2.056	$1.533	$1.320
Number of Accumulation Units outstanding at end of period (in thousands)	7,889	8,881	9,740	10,609	11,467	13,200	15,860	18,279
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.403	$2.018	$1.953	$1.872	$1.649	$1.243	$1.082	$1.095
Accumulation Unit Value at end of period	$2.300	$2.403	$2.018	$1.953	$1.872	$1.649	$1.243	$1.082
Number of Accumulation Units outstanding at end of period (in thousands)	16	23	24	25	27	15	16	18

APP V-2

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011
Hartford Dividend and Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$8.108	$6.937	$6.114	$6.263	$5.614	$4.309	$3.841	$3.839
Accumulation Unit Value at end of period	$7.581	$8.108	$6.937	$6.114	$6.263	$5.614	$4.309	$3.841
Number of Accumulation Units outstanding at end of period (in thousands)	32,050	36,929	41,641	47,265	54,733	64,386	77,460	92,546
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.753	$2.382	$2.122	$2.198	$1.992	$1.546	$1.393	$1.408
Accumulation Unit Value at end of period	$2.546	$2.753	$2.382	$2.122	$2.198	$1.992	$1.546	$1.393
Number of Accumulation Units outstanding at end of period (in thousands)	52	51	59	73	75	131	263	267
Hartford Global Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$3.835	$2.926	$2.906	$2.724	$2.582	$1.919	$1.574	$1.851
Accumulation Unit Value at end of period	$3.643	$3.835	$2.926	$2.906	$2.724	$2.582	$1.919	$1.574
Number of Accumulation Units outstanding at end of period (in thousands)	9,478	10,812	11,248	13,483	14,562	13,504	16,371	19,224
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$3.190	$2.460	$2.470	$2.341	$2.244	$1.686	$1.398	$1.663
Accumulation Unit Value at end of period	$2.997	$3.190	$2.460	$2.470	$2.341	$2.244	$1.686	$1.398
Number of Accumulation Units outstanding at end of period (in thousands)	17	18	23	24	23	5	6	7
Hartford Growth Opportunities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$3.901	$3.028	$3.081	$2.792	$2.477	$1.848	$1.475	$1.639
Accumulation Unit Value at end of period	$3.872	$3.901	$3.028	$3.081	$2.792	$2.477	$1.848	$1.475
Number of Accumulation Units outstanding at end of period (in thousands)	11,464	12,202	13,010	15,880	16,753	11,996	14,175	16,188
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$3.294	$2.585	$2.660	$2.437	$2.186	$1.648	$1.330	$1.495
Accumulation Unit Value at end of period	$3.235	$3.294	$2.585	$2.660	$2.437	$2.186	$1.648	$1.330
Number of Accumulation Units outstanding at end of period (in thousands)	26	20	22	44	38	13	13	16
Hartford Healthcare HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$6.262	$5.186	$5.732	$5.127	$4.075	$2.718	$2.281	$2.128
Accumulation Unit Value at end of period	$6.019	$6.262	$5.186	$5.732	$5.127	$4.075	$2.718	$2.281
Number of Accumulation Units outstanding at end of period (in thousands)	2,515	2,927	3,258	3,601	4,094	4,885	5,770	7,059
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$5.233	$4.382	$4.897	$4.429	$3.559	$2.399	$2.036	$1.921
Accumulation Unit Value at end of period	$4.975	$5.233	$4.382	$4.897	$4.429	$3.559	$2.399	$2.036
Number of Accumulation Units outstanding at end of period (in thousands)	5	6	12	12	12	10	22	22

APP V-3

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011
Hartford High Yield HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.560	$2.409	$2.135	$2.259	$2.230	$2.122	$1.879	$1.818
Accumulation Unit Value at end of period	$2.441	$2.560	$2.409	$2.135	$2.259	$2.230	$2.122	$1.879
Number of Accumulation Units outstanding at end of period (in thousands)	7,077	8,258	9,394	10,124	12,333	15,397	19,588	21,503
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.129	$2.026	$1.815	$1.942	$1.938	$1.864	$1.670	$1.633
Accumulation Unit Value at end of period	$2.008	$2.129	$2.026	$1.815	$1.942	$1.938	$1.864	$1.670
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	5	5	5	36	30
Hartford International Opportunities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$3.938	$3.184	$3.184	$3.165	$3.334	$2.777	$2.339	$2.754
Accumulation Unit Value at end of period	$3.160	$3.938	$3.184	$3.184	$3.165	$3.334	$2.777	$2.339
Number of Accumulation Units outstanding at end of period (in thousands)	21,719	24,376	26,999	30,796	34,979	40,589	48,599	58,160
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.846	$1.509	$1.525	$1.533	$1.633	$1.375	$1.171	$1.394
Accumulation Unit Value at end of period	$1.465	$1.846	$1.509	$1.525	$1.533	$1.633	$1.375	$1.171
Number of Accumulation Units outstanding at end of period (in thousands)	17	24	26	36	28	44	97	92
Hartford MidCap Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.128	$17.812	$15.483	$16.457	$15.837	$11.662	$10.191	$10.437
Accumulation Unit Value at end of period	$17.879	$20.128	$17.812	$15.483	$16.457	$15.837	$11.662	$10.191
Number of Accumulation Units outstanding at end of period (in thousands)	410	488	656	494	552	683	737	919
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.063	$16.161	$14.204	$15.264	$14.852	$11.057	$9.769	$10.117
Accumulation Unit Value at end of period	$15.870	$18.063	$16.161	$14.204	$15.264	$14.852	$11.057	$9.769
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—
Hartford MidCap HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.409	$8.468	$7.658	$7.632	$6.939	$5.025	$4.260	$4.685
Accumulation Unit Value at end of period	$9.515	$10.409	$8.468	$7.658	$7.632	$6.939	$5.025	$4.260
Number of Accumulation Units outstanding at end of period (in thousands)	11,926	13,482	15,367	17,471	19,917	23,242	27,663	32,992
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$6.424	$5.284	$4.831	$4.868	$4.475	$3.277	$2.809	$3.123
Accumulation Unit Value at end of period	$5.808	$6.424	$5.284	$4.831	$4.868	$4.475	$3.277	$2.809
Number of Accumulation Units outstanding at end of period (in thousands)	8	8	8	8	8	8	—	—

APP V-4

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011
Hartford MidCap Value HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$3.527	$3.148	$2.825	$2.896	$2.710	$2.037	$1.650	$1.828
Accumulation Unit Value at end of period	$2.976	$3.527	$3.148	$2.825	$2.896	$2.710	$2.037	$1.650
Number of Accumulation Units outstanding at end of period (in thousands)	10,794	12,116	13,740	15,465	17,387	19,824	22,833	26,734
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.961	$2.671	$2.424	$2.512	$2.377	$1.806	$1.480	$1.657
Accumulation Unit Value at end of period	$2.471	$2.961	$2.671	$2.424	$2.512	$2.377	$1.806	$1.480
Number of Accumulation Units outstanding at end of period (in thousands)	12	13	13	24	22	20	67	59
Hartford Small Cap Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$3.459	$2.917	$2.628	$2.676	$2.560	$1.790	$1.544	$1.541
Accumulation Unit Value at end of period	$3.016	$3.459	$2.917	$2.628	$2.676	$2.560	$1.790	$1.544
Number of Accumulation Units outstanding at end of period (in thousands)	4,473	4,970	5,372	5,986	7,144	8,976	9,211	11,762
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.921	$2.491	$2.269	$2.336	$2.259	$1.597	$1.392	$1.406
Accumulation Unit Value at end of period	$2.519	$2.921	$2.491	$2.269	$2.336	$2.259	$1.597	$1.392
Number of Accumulation Units outstanding at end of period (in thousands)	12	14	15	16	14	10	24	25
Hartford Small Company HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$4.996	$4.003	$3.972	$4.382	$4.144	$2.907	$2.545	$2.667
Accumulation Unit Value at end of period	$4.725	$4.996	$4.003	$3.972	$4.382	$4.144	$2.907	$2.545
Number of Accumulation Units outstanding at end of period (in thousands)	9,467	10,920	11,757	13,459	15,124	17,509	21,338	25,306
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.950	$2.390	$2.398	$2.675	$2.558	$1.814	$1.606	$1.701
Accumulation Unit Value at end of period	$2.760	$2.950	$2.390	$2.398	$2.675	$2.558	$1.814	$1.606
Number of Accumulation Units outstanding at end of period (in thousands)	15	16	20	21	20	17	—	—
Hartford Stock HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.639	$10.678	$10.066	$9.921	$9.025	$6.910	$6.117	$6.263
Accumulation Unit Value at end of period	$12.464	$12.639	$10.678	$10.066	$9.921	$9.025	$6.910	$6.117
Number of Accumulation Units outstanding at end of period (in thousands)	22,513	25,686	28,999	32,555	36,776	43,503	51,448	60,616
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.798	$1.536	$1.464	$1.458	$1.341	$1.038	$0.929	$0.962
Accumulation Unit Value at end of period	$1.753	$1.798	$1.536	$1.464	$1.458	$1.341	$1.038	$0.929
Number of Accumulation Units outstanding at end of period (in thousands)	32	40	49	53	57	58	28	66

APP V-5

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011
Hartford Total Return Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$4.444	$4.279	$4.147	$4.224	$4.039	$4.146	$3.904	$3.695
Accumulation Unit Value at end of period	$4.353	$4.444	$4.279	$4.147	$4.224	$4.039	$4.146	$3.904
Number of Accumulation Units outstanding at end of period (in thousands)	22,712	24,847	27,078	30,761	35,536	41,394	52,669	60,468
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.689	$1.644	$1.611	$1.659	$1.604	$1.664	$1.585	$1.516
Accumulation Unit Value at end of period	$1.636	$1.689	$1.644	$1.611	$1.659	$1.604	$1.664	$1.585
Number of Accumulation Units outstanding at end of period (in thousands)	42	42	42	67	68	58	237	214
Hartford U.S. Government Securities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.251	$1.251	$1.247	$1.243	$1.224	$1.261	$1.231	$1.189
Accumulation Unit Value at end of period	$1.246	$1.251	$1.251	$1.247	$1.243	$1.224	$1.261	$1.231
Number of Accumulation Units outstanding at end of period (in thousands)	22,495	25,151	28,019	31,669	35,616	42,640	54,228	63,613
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.057	$1.068	$1.077	$1.085	$1.081	$1.125	$1.111	$1.084
Accumulation Unit Value at end of period	$1.041	$1.057	$1.068	$1.077	$1.085	$1.081	$1.125	$1.111
Number of Accumulation Units outstanding at end of period (in thousands)	28	37	42	42	41	42	30	29
Hartford Ultrashort Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.906	$1.910	$1.916	$1.938	$1.960	$1.985	$2.010	$2.035
Accumulation Unit Value at end of period	$1.912	$1.906	$1.910	$1.916	$1.938	$1.960	$1.985	$2.010
Number of Accumulation Units outstanding at end of period (in thousands)	13,112	14,560	16,471	18,714	21,823	30,278	37,059	47,022
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$0.904	$0.917	$0.929	$0.950	$0.972	$0.995	$1.019	$1.043
Accumulation Unit Value at end of period	$0.897	$0.904	$0.917	$0.929	$0.950	$0.972	$0.995	$1.019
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	12	13	14	15	—	—
Hartford Value HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.611	$2.291	$2.040	$2.131	$1.938	$1.487	$1.287	$1.329
Accumulation Unit Value at end of period	$2.316	$2.611	$2.291	$2.040	$2.131	$1.938	$1.487	$1.287
Number of Accumulation Units outstanding at end of period (in thousands)	12,066	13,359	14,962	16,673	19,322	23,693	28,727	34,991
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.192	$1.944	$1.751	$1.849	$1.700	$1.319	$1.154	$1.205
Accumulation Unit Value at end of period	$1.923	$2.192	$1.944	$1.751	$1.849	$1.700	$1.319	$1.154
Number of Accumulation Units outstanding at end of period (in thousands)	1	34	34	59	59	105	108	88

APP V-6

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011
Invesco V.I. Government Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.509	$9.575	$9.686	$9.807	$9.929	$9.985	$—	$—
Accumulation Unit Value at end of period	$9.536	$9.509	$9.575	$9.686	$9.807	$9.929	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,800	1,535	2,309	1,205	1,019	701	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.041	$9.204	$9.414	$9.637	$9.864	$9.971	$—	$—
Accumulation Unit Value at end of period	$8.968	$9.041	$9.204	$9.414	$9.637	$9.864	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—
(a) Inception date April 20, 2018.

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011
Pioneer Fund VCT Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.082	$1.737	$1.605	$1.631	$1.491	$1.135	$1.045	$1.109
Accumulation Unit Value at end of period	$2.020	$2.082	$1.737	$1.605	$1.631	$1.491	$1.135	$1.045
Number of Accumulation Units outstanding at end of period (in thousands)	1,536	1,791	1,979	2,300	2,929	3,588	4,526	5,648
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.336	$20.530	$19.175	$19.704	$18.210	$14.018	$13.053	$14.000
Accumulation Unit Value at end of period	$23.358	$24.336	$20.530	$19.175	$19.704	$18.210	$14.018	$13.053
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—
Wells Fargo VT International Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.368	$1.921	$1.884	$1.864	$1.994	$1.683	$1.499	$1.741
Accumulation Unit Value at end of period	$1.945	$2.368	$1.921	$1.884	$1.864	$1.994	$1.683	$1.499
Number of Accumulation Units outstanding at end of period (in thousands)	940	1,070	1,144	1,292	1,382	1,631	1,917	2,123
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.555	$14.394	$14.272	$14.284	$15.442	$13.181	$11.870	$13.935
Accumulation Unit Value at end of period	$14.256	$17.555	$14.394	$14.272	$14.284	$15.442	$13.181	$11.870
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	2	2	2	2	—
Wells Fargo VT Omega Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.408	$1.807	$1.816	$1.809	$1.760	$1.271	$1.066	$1.140
Accumulation Unit Value at end of period	$2.390	$2.408	$1.807	$1.816	$1.809	$1.760	$1.271	$1.066
Number of Accumulation Units outstanding at end of period (in thousands)	364	326	348	404	634	747	916	1,122
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$34.219	$25.959	$26.374	$26.571	$26.134	$19.081	$16.177	$17.499
Accumulation Unit Value at end of period	$33.598	$34.219	$25.959	$26.374	$26.571	$26.134	$19.081	$16.177
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	1	—	—	—	—

APP V-7

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011
Wells Fargo VT Opportunity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.562	$18.085	$16.275	$16.963	$15.516	$11.993	$10.487	$10.000
Accumulation Unit Value at end of period	$19.819	$21.562	$18.085	$16.275	$16.963	$15.516	$11.993	$10.487
Number of Accumulation Units outstanding at end of period (in thousands)	65	73	101	174	186	199	218	261
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.110	$17.053	$15.516	$16.351	$15.121	$11.818	$10.448	$10.000
Accumulation Unit Value at end of period	$18.282	$20.110	$17.053	$15.516	$16.351	$15.121	$11.818	$10.448
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—
Wells Fargo VT Small Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.825	$19.126	$17.915	$18.631	$19.186	$12.904	$12.085	$12.793
Accumulation Unit Value at end of period	$23.876	$23.825	$19.126	$17.915	$18.631	$19.186	$12.904	$12.085
Number of Accumulation Units outstanding at end of period (in thousands)	41	46	72	91	111	131	152	175
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.951	$17.815	$16.872	$17.740	$18.472	$12.560	$11.894	$12.729
Accumulation Unit Value at end of period	$21.757	$21.951	$17.815	$16.872	$17.740	$18.472	$12.560	$11.894
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	—	—	—	—

APP V-8

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011
AB VPS Growth and Income Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.565	$2.190	$1.996	$1.993	$1.847	$1.389	$1.200	$1.145
Accumulation Unit Value at end of period	$2.385	$2.565	$2.190	$1.996	$1.993	$1.847	$1.389	$1.200
Number of Accumulation Units outstanding at end of period (in thousands)	210	281	330	431	579	687	701	928
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.139	$1.846	$1.702	$1.718	$1.609	$1.224	$1.069	$1.031
Accumulation Unit Value at end of period	$1.967	$2.139	$1.846	$1.702	$1.718	$1.609	$1.224	$1.069
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—
AB VPS Intermediate Bond Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.423	$13.161	$12.770	$12.954	$12.349	$12.804	$12.255	$11.664
Accumulation Unit Value at end of period	$13.122	$13.423	$13.161	$12.770	$12.954	$12.349	$12.804	$12.255
Number of Accumulation Units outstanding at end of period (in thousands)	63	78	68	130	149	104	118	128
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.053	$11.948	$11.721	$12.022	$11.587	$12.146	$11.754	$11.312
Accumulation Unit Value at end of period	$11.653	$12.053	$11.948	$11.721	$12.022	$11.587	$12.146	$11.754
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—
Rational Insider Buying VA Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.527	$2.178	$1.986	$2.167	$2.240	$1.719	$1.420	$1.451
Accumulation Unit Value at end of period	$2.317	$2.527	$2.178	$1.986	$2.167	$2.240	$1.719	$1.420
Number of Accumulation Units outstanding at end of period (in thousands)	126	140	165	220	281	43	53	79
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.125	$24.501	$22.597	$24.921	$26.051	$20.216	$16.878	$17.438
Accumulation Unit Value at end of period	$25.499	$28.125	$24.501	$22.597	$24.921	$26.051	$20.216	$16.878
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	1	1	2	1	1
Rational Trend Aggregation VA Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.182	$2.245	$2.125	$2.219	$2.040	$1.722	$1.564	$1.479
Accumulation Unit Value at end of period	$2.056	$2.182	$2.245	$2.125	$2.219	$2.040	$1.722	$1.564
Number of Accumulation Units outstanding at end of period (in thousands)	352	455	531	706	791	641	759	857
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.900	$21.743	$20.810	$21.977	$20.424	$17.430	$16.008	$15.307
Accumulation Unit Value at end of period	$19.482	$20.900	$21.743	$20.810	$21.977	$20.424	$17.430	$16.008
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	7	7	3	—	—
APP V-9

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011
BlackRock Large Cap Focus Growth V.I. Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.154	$1.684	$1.580	$1.558	$1.382	$1.045	$0.918	$0.907
Accumulation Unit Value at end of period	$2.192	$2.154	$1.684	$1.580	$1.558	$1.382	$1.045	$0.918
Number of Accumulation Units outstanding at end of period (in thousands)	1	4	4	4	4	4	4	4
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$32.087	$25.355	$24.061	$23.979	$21.503	$16.438	$14.606	$14.595
Accumulation Unit Value at end of period	$32.286	$32.087	$25.355	$24.061	$23.979	$21.503	$16.438	$14.606
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—
Jennison 20/20 Focus Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.840	$2.216	$2.217	$2.120	$2.012	$1.575	$1.442	$1.529
Accumulation Unit Value at end of period	$2.644	$2.840	$2.216	$2.217	$2.120	$2.012	$1.575	$1.442
Number of Accumulation Units outstanding at end of period (in thousands)	4	6	6	6	4	25	88	97
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.198	$22.249	$22.502	$21.761	$20.879	$16.525	$15.294	$16.396
Accumulation Unit Value at end of period	$25.966	$28.198	$22.249	$22.502	$21.761	$20.879	$16.525	$15.294
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—
Jennison Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.666	$1.239	$1.271	$1.159	$1.071	$0.791	$0.692	$0.701
Accumulation Unit Value at end of period	$1.626	$1.666	$1.239	$1.271	$1.159	$1.071	$0.791	$0.692
Number of Accumulation Units outstanding at end of period (in thousands)	139	170	207	215	218	220	418	416
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$33.948	$25.530	$26.479	$24.415	$22.810	$17.031	$15.067	$15.438
Accumulation Unit Value at end of period	$32.768	$33.948	$25.530	$26.479	$24.415	$22.810	$17.031	$15.067
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—
Prudential Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.150	$1.868	$1.705	$1.888	$1.743	$1.332	$1.182	$1.271
Accumulation Unit Value at end of period	$1.906	$2.150	$1.868	$1.705	$1.888	$1.743	$1.332	$1.182
Number of Accumulation Units outstanding at end of period (in thousands)	12	28	58	58	58	58	75	75
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.620	$21.634	$19.962	$22.346	$20.862	$16.115	$14.455	$15.725
Accumulation Unit Value at end of period	$21.587	$24.620	$21.634	$19.962	$22.346	$20.862	$16.115	$14.455
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—

APP V-10

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011
SP William Blair International Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.482	$1.109	$1.171	$1.150	$1.241	$1.060	$0.881	$1.053
Accumulation Unit Value at end of period	$1.271	$1.482	$1.109	$1.171	$1.150	$1.241	$1.060	$0.881
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	3	3	3	3
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.942	$15.832	$16.913	$16.797	$18.317	$15.823	$13.293	$16.071
Accumulation Unit Value at end of period	$17.755	$20.942	$15.832	$16.913	$16.797	$18.317	$15.823	$13.293
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—
Wells Fargo VT International Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.368	$1.921	$1.884	$1.864	$1.994	$1.683	$1.499	$1.741
Accumulation Unit Value at end of period	$1.945	$2.368	$1.921	$1.884	$1.864	$1.994	$1.683	$1.499
Number of Accumulation Units outstanding at end of period (in thousands)	940	1,070	1,144	1,292	1,382	1,631	1,917	2,123
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.555	$14.394	$14.272	$14.284	$15.442	$13.181	$11.870	$13.935
Accumulation Unit Value at end of period	$14.256	$17.555	$14.394	$14.272	$14.284	$15.442	$13.181	$11.870
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	2	2	2	2	—
Wells Fargo VT Omega Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.408	$1.807	$1.816	$1.809	$1.760	$1.271	$1.066	$1.140
Accumulation Unit Value at end of period	$2.390	$2.408	$1.807	$1.816	$1.809	$1.760	$1.271	$1.066
Number of Accumulation Units outstanding at end of period (in thousands)	364	326	348	404	634	747	916	1,122
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$34.219	$25.959	$26.374	$26.571	$26.134	$19.081	$16.177	$17.499
Accumulation Unit Value at end of period	$33.598	$34.219	$25.959	$26.374	$26.571	$26.134	$19.081	$16.177
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	1	—	—	—	—
Wells Fargo VT Opportunity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.562	$18.085	$16.275	$16.963	$15.516	$11.993	$10.487	$10.000
Accumulation Unit Value at end of period	$19.819	$21.562	$18.085	$16.275	$16.963	$15.516	$11.993	$10.487
Number of Accumulation Units outstanding at end of period (in thousands)	65	73	101	174	186	199	218	261
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.110	$17.053	$15.516	$16.351	$15.121	$11.818	$10.448	$10.000
Accumulation Unit Value at end of period	$18.282	$20.110	$17.053	$15.516	$16.351	$15.121	$11.818	$10.448
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—

APP V-11

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011
Wells Fargo VT Small Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.825	$19.126	$17.915	$18.631	$19.186	$12.904	$12.085	$12.793
Accumulation Unit Value at end of period	$23.876	$23.825	$19.126	$17.915	$18.631	$19.186	$12.904	$12.085
Number of Accumulation Units outstanding at end of period (in thousands)	41	46	72	91	111	131	152	175
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.951	$17.815	$16.872	$17.740	$18.472	$12.560	$11.894	$12.729
Accumulation Unit Value at end of period	$21.757	$21.951	$17.815	$16.872	$17.740	$18.472	$12.560	$11.894
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	—	—	—	—
Victory Diversified Stock Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.043	$16.850	$16.422	$17.163	$15.770	$11.923	$10.383	$11.284
Accumulation Unit Value at end of period	$18.017	$21.043	$16.850	$16.422	$17.163	$15.770	$11.923	$10.383
Number of Accumulation Units outstanding at end of period (in thousands)	15	15	15	17	19	21	23	26
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.658	$19.153	$18.873	$19.943	$18.527	$14.162	$12.469	$13.701
Accumulation Unit Value at end of period	$20.034	$23.658	$19.153	$18.873	$19.943	$18.527	$14.162	$12.469
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—

APP V-12

Talcott Resolution Life and Annuity Insurance Company

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011
BlackRock S&P 500 Index V.I. Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.471	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.926	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	11,250	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.449	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.837	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	83	—	—	—	—	—	—	—
Hartford Balanced HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.066	$7.942	$7.584	$7.666	$7.070	$5.907	$5.340	$5.308
Accumulation Unit Value at end of period	$8.485	$9.066	$7.942	$7.584	$7.666	$7.070	$5.907	$5.340
Number of Accumulation Units outstanding at end of period (in thousands)	62,991	71,155	80,085	91,956	107,757	134,585	164,083	197,494
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.776	$1.573	$1.519	$1.552	$1.447	$1.223	$1.117	$1.123
Accumulation Unit Value at end of period	$1.644	$1.776	$1.573	$1.519	$1.552	$1.447	$1.223	$1.117
Number of Accumulation Units outstanding at end of period (in thousands)	353	362	373	372	380	382	62	75
Hartford Capital Appreciation HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$25.502	$21.142	$20.288	$20.336	$19.190	$13.971	$11.955	$13.664
Accumulation Unit Value at end of period	$23.433	$25.502	$21.142	$20.288	$20.336	$19.190	$13.971	$11.955
Number of Accumulation Units outstanding at end of period (in thousands)	36,576	41,491	47,329	54,292	62,438	75,527	92,581	112,288
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$3.785	$3.173	$3.078	$3.119	$2.976	$2.191	$1.895	$2.190
Accumulation Unit Value at end of period	$3.440	$3.785	$3.173	$3.078	$3.119	$2.976	$2.191	$1.895
Number of Accumulation Units outstanding at end of period (in thousands)	120	228	201	215	250	148	113	119
Hartford Disciplined Equity HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$3.130	$2.599	$2.489	$2.359	$2.056	$1.533	$1.320	$1.321
Accumulation Unit Value at end of period	$3.029	$3.130	$2.599	$2.489	$2.359	$2.056	$1.533	$1.320
Number of Accumulation Units outstanding at end of period (in thousands)	15,789	17,555	19,883	22,115	24,892	29,878	37,155	44,113
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.403	$2.018	$1.953	$1.872	$1.649	$1.243	$1.082	$1.095
Accumulation Unit Value at end of period	$2.300	$2.403	$2.018	$1.953	$1.872	$1.649	$1.243	$1.082
Number of Accumulation Units outstanding at end of period (in thousands)	76	80	80	31	25	45	45	67

APP V-13

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011
Hartford Dividend and Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$8.108	$6.937	$6.114	$6.263	$5.614	$4.309	$3.841	$3.839
Accumulation Unit Value at end of period	$7.581	$8.108	$6.937	$6.114	$6.263	$5.614	$4.309	$3.841
Number of Accumulation Units outstanding at end of period (in thousands)	66,490	75,862	86,444	98,384	115,081	141,367	174,032	209,332
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.753	$2.382	$2.122	$2.198	$1.992	$1.546	$1.393	$1.408
Accumulation Unit Value at end of period	$2.546	$2.753	$2.382	$2.122	$2.198	$1.992	$1.546	$1.393
Number of Accumulation Units outstanding at end of period (in thousands)	297	291	224	226	235	171	104	123
Hartford Global Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$3.835	$2.926	$2.906	$2.724	$2.582	$1.919	$1.574	$1.851
Accumulation Unit Value at end of period	$3.643	$3.835	$2.926	$2.906	$2.724	$2.582	$1.919	$1.574
Number of Accumulation Units outstanding at end of period (in thousands)	17,058	19,057	20,287	23,249	25,371	25,264	30,953	38,021
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$3.190	$2.460	$2.470	$2.341	$2.244	$1.686	$1.398	$1.663
Accumulation Unit Value at end of period	$2.997	$3.190	$2.460	$2.470	$2.341	$2.244	$1.686	$1.398
Number of Accumulation Units outstanding at end of period (in thousands)	87	26	2	30	43	31	20	26
Hartford Growth Opportunities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$3.901	$3.028	$3.081	$2.792	$2.477	$1.848	$1.475	$1.639
Accumulation Unit Value at end of period	$3.872	$3.901	$3.028	$3.081	$2.792	$2.477	$1.848	$1.475
Number of Accumulation Units outstanding at end of period (in thousands)	16,722	18,226	19,439	23,406	23,907	17,422	21,972	24,543
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$3.294	$2.585	$2.660	$2.437	$2.186	$1.648	$1.330	$1.495
Accumulation Unit Value at end of period	$3.235	$3.294	$2.585	$2.660	$2.437	$2.186	$1.648	$1.330
Number of Accumulation Units outstanding at end of period (in thousands)	65	71	67	82	110	63	20	21
Hartford Healthcare HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$6.262	$5.186	$5.732	$5.127	$4.075	$2.718	$2.281	$2.128
Accumulation Unit Value at end of period	$6.019	$6.262	$5.186	$5.732	$5.127	$4.075	$2.718	$2.281
Number of Accumulation Units outstanding at end of period (in thousands)	3,977	4,381	4,846	5,424	6,141	7,384	8,973	11,066
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$5.233	$4.382	$4.897	$4.429	$3.559	$2.399	$2.036	$1.921
Accumulation Unit Value at end of period	$4.975	$5.233	$4.382	$4.897	$4.429	$3.559	$2.399	$2.036
Number of Accumulation Units outstanding at end of period (in thousands)	16	15	15	15	15	15	15	16

APP V-14

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011
Hartford High Yield HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.560	$2.409	$2.135	$2.259	$2.230	$2.122	$1.879	$1.818
Accumulation Unit Value at end of period	$2.441	$2.560	$2.409	$2.135	$2.259	$2.230	$2.122	$1.879
Number of Accumulation Units outstanding at end of period (in thousands)	13,100	14,967	16,294	18,788	22,707	27,561	34,283	37,689
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.129	$2.026	$1.815	$1.942	$1.938	$1.864	$1.670	$1.633
Accumulation Unit Value at end of period	$2.008	$2.129	$2.026	$1.815	$1.942	$1.938	$1.864	$1.670
Number of Accumulation Units outstanding at end of period (in thousands)	26	68	66	15	5	54	10	11
Hartford International Opportunities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$3.938	$3.184	$3.184	$3.165	$3.334	$2.777	$2.339	$2.754
Accumulation Unit Value at end of period	$3.160	$3.938	$3.184	$3.184	$3.165	$3.334	$2.777	$2.339
Number of Accumulation Units outstanding at end of period (in thousands)	36,572	40,568	44,505	50,687	57,078	67,641	81,468	98,852
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.846	$1.509	$1.525	$1.533	$1.633	$1.375	$1.171	$1.394
Accumulation Unit Value at end of period	$1.465	$1.846	$1.509	$1.525	$1.533	$1.633	$1.375	$1.171
Number of Accumulation Units outstanding at end of period (in thousands)	200	274	166	137	119	76	47	65
Hartford MidCap Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.128	$17.812	$15.483	$16.457	$15.837	$11.662	$10.191	$10.437
Accumulation Unit Value at end of period	$17.879	$20.128	$17.812	$15.483	$16.457	$15.837	$11.662	$10.191
Number of Accumulation Units outstanding at end of period (in thousands)	647	734	838	848	1,003	1,277	1,439	1,865
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.063	$16.161	$14.204	$15.264	$14.852	$11.057	$9.769	$10.117
Accumulation Unit Value at end of period	$15.870	$18.063	$16.161	$14.204	$15.264	$14.852	$11.057	$9.769
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	4	6	6	9	—	—
Hartford MidCap HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.409	$8.468	$7.658	$7.632	$6.939	$5.025	$4.260	$4.685
Accumulation Unit Value at end of period	$9.515	$10.409	$8.468	$7.658	$7.632	$6.939	$5.025	$4.260
Number of Accumulation Units outstanding at end of period (in thousands)	17,888	20,181	22,992	25,868	29,550	34,948	43,043	52,779
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$6.424	$5.284	$4.831	$4.868	$4.475	$3.277	$2.809	$3.123
Accumulation Unit Value at end of period	$5.808	$6.424	$5.284	$4.831	$4.868	$4.475	$3.277	$2.809
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	1

APP V-15

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011
Hartford MidCap Value HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$3.527	$3.148	$2.825	$2.896	$2.710	$2.037	$1.650	$1.828
Accumulation Unit Value at end of period	$2.976	$3.527	$3.148	$2.825	$2.896	$2.710	$2.037	$1.650
Number of Accumulation Units outstanding at end of period (in thousands)	16,106	18,162	20,714	23,011	26,115	30,877	35,948	43,671
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.961	$2.671	$2.424	$2.512	$2.377	$1.806	$1.480	$1.657
Accumulation Unit Value at end of period	$2.471	$2.961	$2.671	$2.424	$2.512	$2.377	$1.806	$1.480
Number of Accumulation Units outstanding at end of period (in thousands)	49	91	93	71	79	78	62	61
Hartford Small Cap Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$3.459	$2.917	$2.628	$2.676	$2.560	$1.790	$1.544	$1.541
Accumulation Unit Value at end of period	$3.016	$3.459	$2.917	$2.628	$2.676	$2.560	$1.790	$1.544
Number of Accumulation Units outstanding at end of period (in thousands)	6,834	7,015	8,165	9,436	10,939	13,958	15,165	19,000
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.921	$2.491	$2.269	$2.336	$2.259	$1.597	$1.392	$1.406
Accumulation Unit Value at end of period	$2.519	$2.921	$2.491	$2.269	$2.336	$2.259	$1.597	$1.392
Number of Accumulation Units outstanding at end of period (in thousands)	17	58	67	5	—	78	6	12
Hartford Small Company HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$4.996	$4.003	$3.972	$4.382	$4.144	$2.907	$2.545	$2.667
Accumulation Unit Value at end of period	$4.725	$4.996	$4.003	$3.972	$4.382	$4.144	$2.907	$2.545
Number of Accumulation Units outstanding at end of period (in thousands)	16,158	18,001	19,675	22,424	25,466	29,863	35,881	43,459
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.950	$2.390	$2.398	$2.675	$2.558	$1.814	$1.606	$1.701
Accumulation Unit Value at end of period	$2.760	$2.950	$2.390	$2.398	$2.675	$2.558	$1.814	$1.606
Number of Accumulation Units outstanding at end of period (in thousands)	24	20	85	11	21	57	10	11
Hartford Stock HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.639	$10.678	$10.066	$9.921	$9.025	$6.910	$6.117	$6.263
Accumulation Unit Value at end of period	$12.464	$12.639	$10.678	$10.066	$9.921	$9.025	$6.910	$6.117
Number of Accumulation Units outstanding at end of period (in thousands)	29,230	33,326	37,675	42,712	49,443	59,673	73,019	87,842
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.798	$1.536	$1.464	$1.458	$1.341	$1.038	$0.929	$0.962
Accumulation Unit Value at end of period	$1.753	$1.798	$1.536	$1.464	$1.458	$1.341	$1.038	$0.929
Number of Accumulation Units outstanding at end of period (in thousands)	44	1	1	1	1	2	4	23

APP V-16

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011
Hartford Total Return Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$4.444	$4.279	$4.147	$4.224	$4.039	$4.146	$3.904	$3.695
Accumulation Unit Value at end of period	$4.353	$4.444	$4.279	$4.147	$4.224	$4.039	$4.146	$3.904
Number of Accumulation Units outstanding at end of period (in thousands)	35,136	38,606	41,911	47,195	54,621	66,243	85,314	97,444
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.689	$1.644	$1.611	$1.659	$1.604	$1.664	$1.585	$1.516
Accumulation Unit Value at end of period	$1.636	$1.689	$1.644	$1.611	$1.659	$1.604	$1.664	$1.585
Number of Accumulation Units outstanding at end of period (in thousands)	146	217	239	182	324	232	183	131
Hartford U.S. Government Securities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.251	$1.251	$1.247	$1.243	$1.224	$1.261	$1.231	$1.189
Accumulation Unit Value at end of period	$1.246	$1.251	$1.251	$1.247	$1.243	$1.224	$1.261	$1.231
Number of Accumulation Units outstanding at end of period (in thousands)	27,188	30,115	33,264	36,381	41,452	51,736	70,188	82,561
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.057	$1.068	$1.077	$1.085	$1.081	$1.125	$1.111	$1.084
Accumulation Unit Value at end of period	$1.041	$1.057	$1.068	$1.077	$1.085	$1.081	$1.125	$1.111
Number of Accumulation Units outstanding at end of period (in thousands)	50	83	93	124	126	39	13	40
Hartford Ultrashort Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.906	$1.910	$1.916	$1.938	$1.960	$1.985	$2.010	$2.035
Accumulation Unit Value at end of period	$1.912	$1.906	$1.910	$1.916	$1.938	$1.960	$1.985	$2.010
Number of Accumulation Units outstanding at end of period (in thousands)	19,740	20,400	22,495	25,908	30,195	37,949	52,389	62,003
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$0.904	$0.917	$0.929	$0.950	$0.972	$0.995	$1.019	$1.043
Accumulation Unit Value at end of period	$0.897	$0.904	$0.917	$0.929	$0.950	$0.972	$0.995	$1.019
Number of Accumulation Units outstanding at end of period (in thousands)	18	18	19	20	23	25	—	163
Hartford Value HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.611	$2.291	$2.040	$2.131	$1.938	$1.487	$1.287	$1.329
Accumulation Unit Value at end of period	$2.316	$2.611	$2.291	$2.040	$2.131	$1.938	$1.487	$1.287
Number of Accumulation Units outstanding at end of period (in thousands)	25,194	28,952	32,756	37,514	44,104	54,382	68,387	84,751
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.192	$1.944	$1.751	$1.849	$1.700	$1.319	$1.154	$1.205
Accumulation Unit Value at end of period	$1.923	$2.192	$1.944	$1.751	$1.849	$1.700	$1.319	$1.154
Number of Accumulation Units outstanding at end of period (in thousands)	105	151	196	229	266	106	58	47

APP V-17

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011
Invesco V.I. Government Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.509	$9.575	$9.686	$9.807	$9.929	$9.985	$—	$—
Accumulation Unit Value at end of period	$9.536	$9.509	$9.575	$9.686	$9.807	$9.929	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,722	1,627	1,498	1,728	1,510	1,103	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.041	$9.204	$9.414	$9.637	$9.864	$9.971	$—	$—
Accumulation Unit Value at end of period	$8.968	$9.041	$9.204	$9.414	$9.637	$9.864	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	55	12	5	20	11	18	—	—
(a) Inception date April 20, 2018.

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011
Wells Fargo VT International Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.368	$1.921	$1.884	$1.864	$1.994	$1.683	$1.499	$1.741
Accumulation Unit Value at end of period	$1.945	$2.368	$1.921	$1.884	$1.864	$1.994	$1.683	$1.499
Number of Accumulation Units outstanding at end of period (in thousands)	6	11	11	16	22	28	30	71
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.555	$14.394	$14.272	$14.284	$15.442	$13.181	$11.870	$13.935
Accumulation Unit Value at end of period	$14.256	$17.555	$14.394	$14.272	$14.284	$15.442	$13.181	$11.870
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	6	7	7	3	4	4
Wells Fargo VT Omega Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.408	$1.807	$1.816	$1.809	$1.760	$1.271	$1.066	$1.140
Accumulation Unit Value at end of period	$2.390	$2.408	$1.807	$1.816	$1.809	$1.760	$1.271	$1.066
Number of Accumulation Units outstanding at end of period (in thousands)	9	9	9	9	9	9	9	15
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$34.219	$25.959	$26.374	$26.571	$26.134	$19.081	$16.177	$17.499
Accumulation Unit Value at end of period	$33.598	$34.219	$25.959	$26.374	$26.571	$26.134	$19.081	$16.177
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1
Wells Fargo VT Opportunity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.562	$18.085	$16.275	$16.963	$15.516	$11.993	$10.487	$10.000
Accumulation Unit Value at end of period	$19.819	$21.562	$18.085	$16.275	$16.963	$15.516	$11.993	$10.487
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	2	3	4	15	21
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.110	$17.053	$15.516	$16.351	$15.121	$11.818	$10.448	$10.000
Accumulation Unit Value at end of period	$18.282	$20.110	$17.053	$15.516	$16.351	$15.121	$11.818	$10.448
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	—	—	—
APP V-18

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011
Wells Fargo VT Small Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.825	$19.126	$17.915	$18.631	$19.186	$12.904	$12.085	$12.793
Accumulation Unit Value at end of period	$23.876	$23.825	$19.126	$17.915	$18.631	$19.186	$12.904	$12.085
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	2	2	2	2
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.951	$17.815	$16.872	$17.740	$18.472	$12.560	$11.894	$12.729
Accumulation Unit Value at end of period	$21.757	$21.951	$17.815	$16.872	$17.740	$18.472	$12.560	$11.894
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	—	—	—	—
BlackRock Large Cap Focus Growth V.I. Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.154	$1.684	$1.580	$1.558	$1.382	$1.045	$0.918	$0.907
Accumulation Unit Value at end of period	$2.192	$2.154	$1.684	$1.580	$1.558	$1.382	$1.045	$0.918
Number of Accumulation Units outstanding at end of period (in thousands)	112	123	105	112	111	150	158	207
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$32.087	$25.355	$24.061	$23.979	$21.503	$16.438	$14.606	$14.595
Accumulation Unit Value at end of period	$32.286	$32.087	$25.355	$24.061	$23.979	$21.503	$16.438	$14.606
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	3	3	3	3	—
Jennison 20/20 Focus Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.840	$2.216	$2.217	$2.120	$2.012	$1.575	$1.442	$1.529
Accumulation Unit Value at end of period	$2.644	$2.840	$2.216	$2.217	$2.120	$2.012	$1.575	$1.442
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.198	$22.249	$22.502	$21.761	$20.879	$16.525	$15.294	$16.396
Accumulation Unit Value at end of period	$25.966	$28.198	$22.249	$22.502	$21.761	$20.879	$16.525	$15.294
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—
Jennison Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.666	$1.239	$1.271	$1.159	$1.071	$0.791	$0.692	$0.701
Accumulation Unit Value at end of period	$1.626	$1.666	$1.239	$1.271	$1.159	$1.071	$0.791	$0.692
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$33.948	$25.530	$26.479	$24.415	$22.810	$17.031	$15.067	$15.438
Accumulation Unit Value at end of period	$32.768	$33.948	$25.530	$26.479	$24.415	$22.810	$17.031	$15.067
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—

APP V-19

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011
Prudential Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.150	$1.868	$1.705	$1.888	$1.743	$1.332	$1.182	$1.271
Accumulation Unit Value at end of period	$1.906	$2.150	$1.868	$1.705	$1.888	$1.743	$1.332	$1.182
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.620	$21.634	$19.962	$22.346	$20.862	$16.115	$14.455	$15.725
Accumulation Unit Value at end of period	$21.587	$24.620	$21.634	$19.962	$22.346	$20.862	$16.115	$14.455
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—
SP William Blair International Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.482	$1.109	$1.171	$1.150	$1.241	$1.060	$0.881	$1.053
Accumulation Unit Value at end of period	$1.271	$1.482	$1.109	$1.171	$1.150	$1.241	$1.060	$0.881
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.942	$15.832	$16.913	$16.797	$18.317	$15.823	$13.293	$16.071
Accumulation Unit Value at end of period	$17.755	$20.942	$15.832	$16.913	$16.797	$18.317	$15.823	$13.293
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011
Wells Fargo VT Discovery Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$33.619	$26.362	$24.798	$25.483	$25.712	$18.105	$15.571	$15.700
Accumulation Unit Value at end of period	$30.857	$33.619	$26.362	$24.798	$25.483	$25.712	$18.105	$15.571
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$36.717	$29.110	$27.686	$28.765	$29.345	$20.891	$18.166	$18.519
Accumulation Unit Value at end of period	$33.331	$36.717	$29.110	$27.686	$28.765	$29.345	$20.891	$18.166
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—
Wells Fargo VT Index Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.402	$2.167	$2.038	$2.038	$1.748	$1.479	$1.325	$1.260
Accumulation Unit Value at end of period	$2.303	$2.402	$2.167	$2.038	$2.038	$1.748	$1.479	$1.325
Number of Accumulation Units outstanding at end of period (in thousands)	63	67	70	73	76	75	89	97
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.962	$20.943	$19.913	$20.135	$17.461	$14.942	$13.533	$13.011
Accumulation Unit Value at end of period	$21.777	$22.962	$20.943	$19.913	$20.135	$17.461	$14.942	$13.533
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—

APP V-20

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011
Wells Fargo VT International Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.339	$13.306	$13.043	$12.974	$13.880	$11.759	$10.492	$12.200
Accumulation Unit Value at end of period	$13.348	$16.339	$13.306	$13.043	$12.974	$13.880	$11.759	$10.492
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	2	3	7	7
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.041	$12.385	$12.275	$12.344	$13.353	$11.437	$10.318	$12.130
Accumulation Unit Value at end of period	$12.153	$15.041	$12.385	$12.275	$12.344	$13.353	$11.437	$10.318
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—
Wells Fargo VT Omega Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$26.191	$19.704	$19.849	$19.832	$19.334	$13.995	$11.771	$12.618
Accumulation Unit Value at end of period	$25.937	$26.191	$19.704	$19.849	$19.832	$19.334	$13.995	$11.771
Number of Accumulation Units outstanding at end of period (in thousands)	5	6	6	6	7	7	8	10
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.130	$18.354	$18.694	$18.884	$18.614	$13.623	$11.584	$12.556
Accumulation Unit Value at end of period	$23.635	$24.130	$18.354	$18.694	$18.884	$18.614	$13.623	$11.584
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—
Wells Fargo VT Opportunity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$25.275	$21.249	$19.172	$20.031	$18.368	$14.233	$12.475	$13.370
Accumulation Unit Value at end of period	$23.177	$25.275	$21.249	$19.172	$20.031	$18.368	$14.233	$12.475
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	1	1	1
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$31.586	$26.849	$24.493	$25.873	$23.988	$18.792	$16.654	$18.046
Accumulation Unit Value at end of period	$28.648	$31.586	$26.849	$24.493	$25.873	$23.988	$18.792	$16.654
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—
Wells Fargo VT Small Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$3.180	$2.558	$2.404	$2.507	$2.587	$1.744	$1.637	$1.737
Accumulation Unit Value at end of period	$3.182	$3.180	$2.558	$2.404	$2.507	$2.587	$1.744	$1.637
Number of Accumulation Units outstanding at end of period (in thousands)	6	8	8	8	8	15	15	18
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$33.742	$27.447	$26.079	$27.492	$28.684	$19.546	$18.551	$19.907
Accumulation Unit Value at end of period	$33.390	$33.742	$27.447	$26.079	$27.492	$28.684	$19.546	$18.551
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—

APP V-21

Appendix VI — Model Investment Options

(Percentage allocations apply to value in the Sub-Accounts)

Applicable To The Following Products

•	AmSouth VA 2

•	Director Classic 1

•	Director Elite 1

•	Director Elite Outlook 1

•	Director Elite Plus 1

•	Director Focus 1

•	Director Preferred 1

•	Director Select 2

•	Fifth Third Director 1

•	First Horizon Director 1

•	The BB&T Director 2

•	The Director Choice VA 2

•	The Director Solution 1

•	The Director VA 7

•	The Huntington Director 1

•	The Wachovia Director 1

•	Wells Fargo Director 1

Occasionally, funds may be liquidated or merged into other funds due to actions taken by its fund company. As a result of these actions, the funds available in particular models may be impacted. We mail notifications of any such changes around the time they occur. If you are invested in a model, it is important to regularly review the current fund allocations of your model with your Investment professional to determine whether they meet your current and ongoing needs.

As of May 2, 2016, the following models are available:

Portfolio Planner Models

Fund	Series 1142	Series 1143	Series 2102	Series 3035
Hartford Disciplined Equity HLS Fund	5%	6%	8%	9%
Hartford Dividend and Growth HLS Fund	4%	5%	6%	8%
Hartford Global Growth HLS Fund	4%	6%	7%	9%
Hartford Growth Opportunities HLS Fund	6%	8%	10%	11%
Hartford High Yield HLS Fund	17%	21%	19%	18%
Hartford International Opportunities HLS Fund	5%	7%	9%	11%
Hartford MidCap Value HLS Fund	1%	1%	2%	2%
Hartford Small Cap Growth HLS Fund	2%	3%	3%	4%
Hartford MidCap Growth HLS Fund (formerly Hartford Small/Mid Cap Equity HLS Fund)	3%	4%	5%	6%
Hartford Total Return Bond HLS Fund	26%	18%	13%	9%
Hartford U.S. Government Securities HLS Fund	27%	21%	18%	13%
Total	100%	100%	100%	100%

APP VI-1

The SAI is designed to provide additional information and is intended for those who have read this prospectus and are interested in a more detailed explanation of financial statements for us and the Separate Account. The SAI is not your personal Variable Annuity Quarterly Statement.
You may obtain a copy of the SAI, free of charge, by:
1)     completing the form below and mailing to the address shown; or
2)     calling us at 800-862-6668.
To obtain a copy of the SAI by mail or email, complete the form below and mail to:
Talcott Resolution Life Insurance Company
Talcott Resolution Life and Annuity Insurance Company
PO Box 14293
Lexington, KY 40512-4293
Please send a copy of the SAI via email or physical address to:

Name:______________________________________________________________________________________

Email:______________________________________________________________________________________

Address:____________________________________________________________________________________

City/State/Zip Code:___________________________________________________________________________

Phone Number: ______________________________________________________________________________

Contract Number:_____________________________________________________________________________

Statement of Additional Information
Talcott Resolution Life Insurance Company
Separate Account Two

The Director Series VII/VIIR
The BB&T Director Series II/IIR
AmSouth Variable Annuity Series II/IIR
The Director Select Series II/IIR
The Director Choice Series II/IIR
The Huntington Director Series I/IR
The Director Solution Series I/IR
Director Preferred Series I/IR
Director Elite Series I/IR
The Wachovia Director Series I/IR
Fifth Third Director Series I/IR
Director Classic Series I/IR
Wells Fargo Director Series I/IR

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.
To obtain a prospectus, send a written request to Talcott Resolution Insurance Company, P. O. Box 14293, Lexington, KY 40512-4293.
Date of Prospectus: May 1, 2019
Date of Statement of Additional Information: May 1, 2019

General Information
Safekeeping of Assets
We hold title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from our general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.
Experts
The consolidated financial statements of Talcott Resolution Life Insurance Company as of December 31, 2018 and 2017, and for each of the three years in the period ended December 31, 2018 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, and the statements of assets and liabilities of each of the individual sub-accounts which comprise Talcott Resolution Life Insurance Company Separate Account Two as of December 31, 2018, and the related statements of operations for the periods then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is CityPlace I, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.
Non-Participating
The Contract is non-participating and we pay no dividends.
Misstatement of Age or Sex
If an Annuitant’s age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.
Principal Underwriter
The Contracts, which are offered continuously, are distributed by Talcott Resolution Distribution Company, Inc. (“TDC”). TDC serves as Principal Underwriter for the securities issued with respect to the Separate Account. TDC is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. TDC is an affiliate of ours. Both TDC and Talcott Resolution are ultimately controlled by Henry Cornell, David I. Schamis, and Robert E. Diamond. The principal business address of TDC is the same as ours.
Talcott Resolution currently pays TDC underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to TDC in its role as Principal Underwriter has been: 2018 : $ 7,231,318 ; 2017 : $ 12,110,691 ; and 2016 : $ 9,662,531 .
Performance Related Information
The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account’s past performance only and is no indication of future performance.
Total Return for all Sub-Accounts
When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, we use a hypothetical initial premium payment of $1,000.00 and deduct for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.
The formula we use to calculate standardized total return is P(1+T)n = ERV. In this calculation, “P” represents a hypothetical initial premium payment of $1,000.00, “T” represents the average annual total return, “n” represents the number of years and “ERV” represents the redeemable value at the end of the period.
In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

Yield for Sub-Accounts
If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.
The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.
The formula we use to calculate yield is: YIELD = 2[(a - b/cd +1)6 - 1]. In this calculation, “a” represents the net investment income earned during the period by the underlying fund, “b” represents the expenses accrued for the period, “c” represents the average daily number of Accumulation Units outstanding during the period and “d” represents the maximum offering price per Accumulation Unit on the last day of the period.
Money Market Sub-Accounts
At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.
Current yield of a money market fund Sub-Account is calculated for a seven-day period or the “base period” without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. We take a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculate the net change in its value from the beginning of the base period to the end of the base period. We then subtract an amount equal to the total deductions for the Contract and then divide that number by the value of the account at the beginning of the base period. The result is the base period return or “BPR.” Once the base period return is calculated, we then multiply it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.
The formula for this calculation is YIELD = BPR × (365/7), where BPR = (A - B)/C. “A” is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. “B” is equal to the amount that we deduct for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. “C” represents the value of the Sub-Account at the beginning of the base period.
Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation we use is:
EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7] - 1.
Additional Materials
We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.
Performance Comparisons
Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract’s sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Accumulation Unit Values
(For an Accumulation Unit outstanding throughout the period)
The following information should be read in conjunction with the financial statements for the Separate Account included in this SAI.
There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The tables below show all possible Accumulation Unit Values corresponding to all combinations of optional benefits. Tables showing only the highest and lowest possible Accumulation Unit Values are shown in the prospectus, which assumes you select either no optional benefits or all optional benefits.

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
BlackRock S&P 500 Index V.I. Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.471	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.926	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	10,262	—	—	—	—	—	—	—	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$9.468	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.914	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	235	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$9.467	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.910	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	116	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$9.464	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.898	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	274	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.464	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.898	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	274	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.461	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.885	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	93	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.461	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.885	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	93	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.460	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.881	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	17	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.458	$—	$—	$—	$—	$—	$—	$—	$—	$—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Accumulation Unit Value at end of period	$8.873	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	170	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.457	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.869	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	43	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.457	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.869	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	43	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.456	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.865	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	206	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.454	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.857	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.453	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.853	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.452	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.849	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	16	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.449	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.837	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Balanced HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.066	$7.942	$7.584	$7.666	$7.070	$5.907	$5.340	$5.308	$4.793	$3.725
Accumulation Unit Value at end of period	$8.485	$9.066	$7.942	$7.584	$7.666	$7.070	$5.907	$5.340	$5.308	$4.793
Number of Accumulation Units outstanding at end of period (in thousands)	49,493	56,241	63,903	73,775	84,740	101,149	120,552	143,056	170,323	197,285
With Optional Death Benefit

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Accumulation Unit Value at beginning of period	$8.816	$7.735	$7.397	$7.488	$6.916	$5.788	$5.239	$5.216	$4.717	$3.672
Accumulation Unit Value at end of period	$8.238	$8.816	$7.735	$7.397	$7.488	$6.916	$5.788	$5.239	$5.216	$4.717
Number of Accumulation Units outstanding at end of period (in thousands)	798	1,011	1,226	1,344	1,555	1,785	2,051	2,376	2,744	3,221
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$8.765	$7.693	$7.361	$7.456	$6.890	$5.768	$5.224	$5.204	$4.709	$3.667
Accumulation Unit Value at end of period	$8.186	$8.765	$7.693	$7.361	$7.456	$6.890	$5.768	$5.224	$5.204	$4.709
Number of Accumulation Units outstanding at end of period (in thousands)	803	1,074	1,295	1,408	1,573	1,791	1,955	2,434	3,193	3,572
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$8.523	$7.492	$7.180	$7.282	$6.740	$5.651	$5.126	$5.114	$4.634	$3.614
Accumulation Unit Value at end of period	$7.948	$8.523	$7.492	$7.180	$7.282	$6.740	$5.651	$5.126	$5.114	$4.634
Number of Accumulation Units outstanding at end of period (in thousands)	1,269	1,611	1,864	2,180	2,578	3,291	4,520	6,126	8,124	11,553
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$8.523	$7.492	$7.180	$7.282	$6.740	$5.651	$5.126	$5.114	$4.634	$3.614
Accumulation Unit Value at end of period	$7.948	$8.523	$7.492	$7.180	$7.282	$6.740	$5.651	$5.126	$5.114	$4.634
Number of Accumulation Units outstanding at end of period (in thousands)	1,269	1,611	1,864	2,180	2,578	3,291	4,520	6,126	8,124	11,553
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$8.328	$7.332	$7.036	$7.148	$6.625	$5.564	$5.054	$5.050	$4.583	$3.579
Accumulation Unit Value at end of period	$7.754	$8.328	$7.332	$7.036	$7.148	$6.625	$5.564	$5.054	$5.050	$4.583
Number of Accumulation Units outstanding at end of period (in thousands)	469	600	779	963	1,300	1,821	2,848	3,526	4,722	5,590
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$8.328	$7.332	$7.036	$7.148	$6.625	$5.564	$5.054	$5.050	$4.583	$3.579
Accumulation Unit Value at end of period	$7.754	$8.328	$7.332	$7.036	$7.148	$6.625	$5.564	$5.054	$5.050	$4.583
Number of Accumulation Units outstanding at end of period (in thousands)	469	600	779	963	1,300	1,821	2,848	3,526	4,722	5,590
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$8.264	$7.279	$6.989	$7.104	$6.588	$5.535	$5.030	$5.028	$4.566	$3.568
Accumulation Unit Value at end of period	$7.691	$8.264	$7.279	$6.989	$7.104	$6.588	$5.535	$5.030	$5.028	$4.566
Number of Accumulation Units outstanding at end of period (in thousands)	226	292	457	470	491	601	704	898	1,314	1,844
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.901	$1.676	$1.611	$1.639	$1.522	$1.280	$1.164	$1.165	$1.059	$0.828
Accumulation Unit Value at end of period	$1.768	$1.901	$1.676	$1.611	$1.639	$1.522	$1.280	$1.164	$1.165	$1.059
Number of Accumulation Units outstanding at end of period (in thousands)	7,158	7,921	8,315	8,544	8,989	10,192	10,268	10,374	10,168	4,613
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$8.075	$7.123	$6.850	$6.973	$6.476	$5.449	$4.960	$4.965	$4.515	$3.534
Accumulation Unit Value at end of period	$7.504	$8.075	$7.123	$6.850	$6.973	$6.476	$5.449	$4.960	$4.965	$4.515
Number of Accumulation Units outstanding at end of period (in thousands)	178	274	322	381	453	609	914	1,151	1,586	1,824
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$8.075	$7.123	$6.850	$6.973	$6.476	$5.449	$4.960	$4.965	$4.515	$3.534
Accumulation Unit Value at end of period	$7.504	$8.075	$7.123	$6.850	$6.973	$6.476	$5.449	$4.960	$4.965	$4.515
Number of Accumulation Units outstanding at end of period (in thousands)	178	274	322	381	453	609	914	1,151	1,586	1,824
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.871	$1.651	$1.589	$1.618	$1.503	$1.265	$1.152	$1.154	$1.050	$0.822
Accumulation Unit Value at end of period	$1.738	$1.871	$1.651	$1.589	$1.618	$1.503	$1.265	$1.152	$1.154	$1.050
Number of Accumulation Units outstanding at end of period (in thousands)	5,401	5,591	5,991	6,025	5,941	5,984	4,074	4,242	4,110	1,884

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.843	$1.629	$1.568	$1.599	$1.487	$1.253	$1.142	$1.145	$1.043	$0.818
Accumulation Unit Value at end of period	$1.710	$1.843	$1.629	$1.568	$1.599	$1.487	$1.253	$1.142	$1.145	$1.043
Number of Accumulation Units outstanding at end of period (in thousands)	41	44	48	120	128	132	160	171	260	278
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.827	$1.615	$1.556	$1.587	$1.477	$1.245	$1.136	$1.139	$1.038	$0.814
Accumulation Unit Value at end of period	$1.695	$1.827	$1.615	$1.556	$1.587	$1.477	$1.245	$1.136	$1.139	$1.038
Number of Accumulation Units outstanding at end of period (in thousands)	166	157	364	370	419	434	164	175	154	37
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.814	$1.604	$1.546	$1.578	$1.469	$1.239	$1.131	$1.135	$1.035	$0.812
Accumulation Unit Value at end of period	$1.681	$1.814	$1.604	$1.546	$1.578	$1.469	$1.239	$1.131	$1.135	$1.035
Number of Accumulation Units outstanding at end of period (in thousands)	787	882	868	877	907	654	520	649	629	165
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.776	$1.573	$1.519	$1.552	$1.447	$1.223	$1.117	$1.123	$1.025	$0.806
Accumulation Unit Value at end of period	$1.644	$1.776	$1.573	$1.519	$1.552	$1.447	$1.223	$1.117	$1.123	$1.025
Number of Accumulation Units outstanding at end of period (in thousands)	28	40	48	39	40	87	78	100	36	17

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Capital Appreciation HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$25.502	$21.142	$20.288	$20.336	$19.190	$13.971	$11.955	$13.664	$11.876	$8.255
Accumulation Unit Value at end of period	$23.433	$25.502	$21.142	$20.288	$20.336	$19.190	$13.971	$11.955	$13.664	$11.876
Number of Accumulation Units outstanding at end of period (in thousands)	27,503	31,278	34,880	40,151	45,768	53,177	63,564	75,582	89,112	104,310
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$24.798	$20.589	$19.787	$19.864	$18.772	$13.688	$11.730	$13.427	$11.687	$8.136
Accumulation Unit Value at end of period	$22.752	$24.798	$20.589	$19.787	$19.864	$18.772	$13.688	$11.730	$13.427	$11.687
Number of Accumulation Units outstanding at end of period (in thousands)	465	549	653	737	850	991	1,152	1,343	1,613	1,965
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$24.653	$20.479	$19.691	$19.778	$18.700	$13.642	$11.696	$13.395	$11.666	$8.125
Accumulation Unit Value at end of period	$22.608	$24.653	$20.479	$19.691	$19.778	$18.700	$13.642	$11.696	$13.395	$11.666
Number of Accumulation Units outstanding at end of period (in thousands)	510	605	730	806	930	1,047	1,292	1,705	2,192	2,620
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$23.973	$19.944	$19.205	$19.319	$18.293	$13.365	$11.476	$13.163	$11.481	$8.008
Accumulation Unit Value at end of period	$21.951	$23.973	$19.944	$19.205	$19.319	$18.293	$13.365	$11.476	$13.163	$11.481
Number of Accumulation Units outstanding at end of period (in thousands)	821	989	1,175	1,375	1,653	2,114	2,881	3,975	5,507	7,886
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$23.973	$19.944	$19.205	$19.319	$18.293	$13.365	$11.476	$13.163	$11.481	$8.008
Accumulation Unit Value at end of period	$21.951	$23.973	$19.944	$19.205	$19.319	$18.293	$13.365	$11.476	$13.163	$11.481
Number of Accumulation Units outstanding at end of period (in thousands)	821	989	1,175	1,375	1,653	2,114	2,881	3,975	5,507	7,886
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$23.425	$19.517	$18.822	$18.962	$17.983	$13.158	$11.315	$12.998	$11.353	$7.932
Accumulation Unit Value at end of period	$21.417	$23.425	$19.517	$18.822	$18.962	$17.983	$13.158	$11.315	$12.998	$11.353

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Number of Accumulation Units outstanding at end of period (in thousands)	275	445	538	648	934	1,332	2,241	3,022	3,824	5,027
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$23.425	$19.517	$18.822	$18.962	$17.983	$13.158	$11.315	$12.998	$11.353	$7.932
Accumulation Unit Value at end of period	$21.417	$23.425	$19.517	$18.822	$18.962	$17.983	$13.158	$11.315	$12.998	$11.353
Number of Accumulation Units outstanding at end of period (in thousands)	275	445	538	648	934	1,332	2,241	3,022	3,824	5,027
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$23.245	$19.377	$18.697	$18.845	$17.881	$13.090	$11.262	$12.943	$11.311	$7.906
Accumulation Unit Value at end of period	$21.242	$23.245	$19.377	$18.697	$18.845	$17.881	$13.090	$11.262	$12.943	$11.311
Number of Accumulation Units outstanding at end of period (in thousands)	138	163	224	246	278	347	447	609	956	1,311
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$4.051	$3.380	$3.265	$3.294	$3.129	$2.293	$1.975	$2.272	$1.987	$1.390
Accumulation Unit Value at end of period	$3.698	$4.051	$3.380	$3.265	$3.294	$3.129	$2.293	$1.975	$2.272	$1.987
Number of Accumulation Units outstanding at end of period (in thousands)	6,926	7,604	8,631	9,391	10,238	11,508	13,306	14,899	15,663	8,030
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$22.713	$18.962	$18.324	$18.497	$17.577	$12.887	$11.104	$12.781	$11.186	$7.830
Accumulation Unit Value at end of period	$20.725	$22.713	$18.962	$18.324	$18.497	$17.577	$12.887	$11.104	$12.781	$11.186
Number of Accumulation Units outstanding at end of period (in thousands)	128	175	223	275	349	450	676	896	1,287	1,542
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$22.713	$18.962	$18.324	$18.497	$17.577	$12.887	$11.104	$12.781	$11.186	$7.830
Accumulation Unit Value at end of period	$20.725	$22.713	$18.962	$18.324	$18.497	$17.577	$12.887	$11.104	$12.781	$11.186
Number of Accumulation Units outstanding at end of period (in thousands)	128	175	223	275	349	450	676	896	1,287	1,542
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$3.986	$3.330	$3.219	$3.251	$3.091	$2.267	$1.955	$2.251	$1.971	$1.380
Accumulation Unit Value at end of period	$3.636	$3.986	$3.330	$3.219	$3.251	$3.091	$2.267	$1.955	$2.251	$1.971
Number of Accumulation Units outstanding at end of period (in thousands)	4,857	5,254	5,614	6,961	7,147	7,023	4,430	4,723	4,795	2,891
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$3.928	$3.284	$3.179	$3.213	$3.058	$2.245	$1.938	$2.234	$1.958	$1.373
Accumulation Unit Value at end of period	$3.579	$3.928	$3.284	$3.179	$3.213	$3.058	$2.245	$1.938	$2.234	$1.958
Number of Accumulation Units outstanding at end of period (in thousands)	66	78	83	126	135	146	171	178	262	332
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$3.894	$3.257	$3.154	$3.190	$3.037	$2.231	$1.926	$2.222	$1.949	$1.367
Accumulation Unit Value at end of period	$3.546	$3.894	$3.257	$3.154	$3.190	$3.037	$2.231	$1.926	$2.222	$1.949
Number of Accumulation Units outstanding at end of period (in thousands)	120	129	256	255	300	400	68	70	93	97
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$3.865	$3.235	$3.134	$3.171	$3.021	$2.221	$1.918	$2.213	$1.942	$1.363
Accumulation Unit Value at end of period	$3.518	$3.865	$3.235	$3.134	$3.171	$3.021	$2.221	$1.918	$2.213	$1.942
Number of Accumulation Units outstanding at end of period (in thousands)	1,054	1,098	1,209	1,271	1,168	1,309	876	1,024	1,008	363
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Accumulation Unit Value at beginning of period	$3.785	$3.173	$3.078	$3.119	$2.976	$2.191	$1.895	$2.190	$1.925	$1.353
Accumulation Unit Value at end of period	$3.440	$3.785	$3.173	$3.078	$3.119	$2.976	$2.191	$1.895	$2.190	$1.925
Number of Accumulation Units outstanding at end of period (in thousands)	104	106	119	148	152	201	301	359	78	65

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Disciplined Equity HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$3.130	$2.599	$2.489	$2.359	$2.056	$1.533	$1.320	$1.321	$1.173	$0.945
Accumulation Unit Value at end of period	$3.029	$3.130	$2.599	$2.489	$2.359	$2.056	$1.533	$1.320	$1.321	$1.173
Number of Accumulation Units outstanding at end of period (in thousands)	7,889	8,881	9,740	10,609	11,467	13,200	15,860	18,279	21,772	27,154
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$3.043	$2.532	$2.427	$2.304	$2.011	$1.502	$1.295	$1.298	$1.154	$0.932
Accumulation Unit Value at end of period	$2.941	$3.043	$2.532	$2.427	$2.304	$2.011	$1.502	$1.295	$1.298	$1.154
Number of Accumulation Units outstanding at end of period (in thousands)	344	502	610	696	730	878	981	1,054	1,208	1,427
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$3.026	$2.518	$2.416	$2.294	$2.003	$1.497	$1.291	$1.295	$1.152	$0.930
Accumulation Unit Value at end of period	$2.923	$3.026	$2.518	$2.416	$2.294	$2.003	$1.497	$1.291	$1.295	$1.152
Number of Accumulation Units outstanding at end of period (in thousands)	695	757	793	846	924	1,063	1,283	1,778	2,210	2,432
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.942	$2.452	$2.356	$2.241	$1.960	$1.466	$1.267	$1.272	$1.134	$0.917
Accumulation Unit Value at end of period	$2.838	$2.942	$2.452	$2.356	$2.241	$1.960	$1.466	$1.267	$1.272	$1.134
Number of Accumulation Units outstanding at end of period (in thousands)	798	964	1,073	1,306	1,616	1,955	2,585	3,413	4,262	5,765
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$2.942	$2.452	$2.356	$2.241	$1.960	$1.466	$1.267	$1.272	$1.134	$0.917
Accumulation Unit Value at end of period	$2.838	$2.942	$2.452	$2.356	$2.241	$1.960	$1.466	$1.267	$1.272	$1.134
Number of Accumulation Units outstanding at end of period (in thousands)	798	964	1,073	1,306	1,616	1,955	2,585	3,413	4,262	5,765
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.875	$2.400	$2.309	$2.199	$1.927	$1.444	$1.249	$1.256	$1.121	$0.908
Accumulation Unit Value at end of period	$2.769	$2.875	$2.400	$2.309	$2.199	$1.927	$1.444	$1.249	$1.256	$1.121
Number of Accumulation Units outstanding at end of period (in thousands)	214	289	358	366	536	829	1,365	1,706	2,195	2,656
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.875	$2.400	$2.309	$2.199	$1.927	$1.444	$1.249	$1.256	$1.121	$0.908
Accumulation Unit Value at end of period	$2.769	$2.875	$2.400	$2.309	$2.199	$1.927	$1.444	$1.249	$1.256	$1.121
Number of Accumulation Units outstanding at end of period (in thousands)	214	289	358	366	536	829	1,365	1,706	2,195	2,656
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.853	$2.383	$2.294	$2.186	$1.916	$1.436	$1.243	$1.251	$1.117	$0.905
Accumulation Unit Value at end of period	$2.746	$2.853	$2.383	$2.294	$2.186	$1.916	$1.436	$1.243	$1.251	$1.117
Number of Accumulation Units outstanding at end of period (in thousands)	119	156	197	259	236	280	342	452	833	1,090
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$24.258	$20.278	$19.542	$18.642	$16.354	$12.272	$10.633	$10.714	$9.574	$7.766
Accumulation Unit Value at end of period	$23.327	$24.258	$20.278	$19.542	$18.642	$16.354	$12.272	$10.633	$10.714	$9.574
Number of Accumulation Units outstanding at end of period (in thousands)	207	238	246	276	319	331	312	370	295	93

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.788	$2.332	$2.248	$2.146	$1.883	$1.414	$1.226	$1.236	$1.105	$0.897
Accumulation Unit Value at end of period	$2.679	$2.788	$2.332	$2.248	$2.146	$1.883	$1.414	$1.226	$1.236	$1.105
Number of Accumulation Units outstanding at end of period (in thousands)	259	346	475	557	671	785	1,171	1,872	2,471	2,844
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.788	$2.332	$2.248	$2.146	$1.883	$1.414	$1.226	$1.236	$1.105	$0.897
Accumulation Unit Value at end of period	$2.679	$2.788	$2.332	$2.248	$2.146	$1.883	$1.414	$1.226	$1.236	$1.105
Number of Accumulation Units outstanding at end of period (in thousands)	259	346	475	557	671	785	1,171	1,872	2,471	2,844
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.531	$2.118	$2.043	$1.951	$1.713	$1.287	$1.116	$1.126	$1.007	$0.818
Accumulation Unit Value at end of period	$2.431	$2.531	$2.118	$2.043	$1.951	$1.713	$1.287	$1.116	$1.126	$1.007
Number of Accumulation Units outstanding at end of period (in thousands)	925	1,012	1,127	1,371	1,372	1,337	641	648	395	401
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.494	$2.089	$2.017	$1.928	$1.695	$1.274	$1.106	$1.117	$1.000	$0.813
Accumulation Unit Value at end of period	$2.393	$2.494	$2.089	$2.017	$1.928	$1.695	$1.274	$1.106	$1.117	$1.000
Number of Accumulation Units outstanding at end of period (in thousands)	15	16	16	17	18	22	22	23	23	29
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.472	$2.072	$2.001	$1.914	$1.683	$1.266	$1.100	$1.111	$0.995	$0.809
Accumulation Unit Value at end of period	$2.371	$2.472	$2.072	$2.001	$1.914	$1.683	$1.266	$1.100	$1.111	$0.995
Number of Accumulation Units outstanding at end of period (in thousands)	26	37	38	79	94	106	10	11	33	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.454	$2.058	$1.989	$1.903	$1.674	$1.260	$1.095	$1.107	$0.992	$0.807
Accumulation Unit Value at end of period	$2.353	$2.454	$2.058	$1.989	$1.903	$1.674	$1.260	$1.095	$1.107	$0.992
Number of Accumulation Units outstanding at end of period (in thousands)	263	300	321	343	313	396	357	252	191	8
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.403	$2.018	$1.953	$1.872	$1.649	$1.243	$1.082	$1.095	$0.983	$0.801
Accumulation Unit Value at end of period	$2.300	$2.403	$2.018	$1.953	$1.872	$1.649	$1.243	$1.082	$1.095	$0.983
Number of Accumulation Units outstanding at end of period (in thousands)	16	23	24	25	27	15	16	18	11	12

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Dividend and Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$8.108	$6.937	$6.114	$6.263	$5.614	$4.309	$3.841	$3.839	$3.434	$2.789
Accumulation Unit Value at end of period	$7.581	$8.108	$6.937	$6.114	$6.263	$5.614	$4.309	$3.841	$3.839	$3.434
Number of Accumulation Units outstanding at end of period (in thousands)	32,050	36,929	41,641	47,265	54,733	64,386	77,460	92,546	107,093	125,523
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$7.884	$6.755	$5.963	$6.118	$5.492	$4.222	$3.769	$3.773	$3.379	$2.749
Accumulation Unit Value at end of period	$7.361	$7.884	$6.755	$5.963	$6.118	$5.492	$4.222	$3.769	$3.773	$3.379
Number of Accumulation Units outstanding at end of period (in thousands)	677	899	1,072	1,165	1,390	1,593	1,721	1,910	2,252	2,607

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$7.838	$6.719	$5.934	$6.091	$5.471	$4.208	$3.758	$3.764	$3.373	$2.745
Accumulation Unit Value at end of period	$7.315	$7.838	$6.719	$5.934	$6.091	$5.471	$4.208	$3.758	$3.764	$3.373
Number of Accumulation Units outstanding at end of period (in thousands)	1,123	1,307	1,424	1,574	1,779	1,980	2,298	3,006	3,786	4,421
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$7.622	$6.544	$5.788	$5.950	$5.352	$4.122	$3.688	$3.698	$3.320	$2.706
Accumulation Unit Value at end of period	$7.102	$7.622	$6.544	$5.788	$5.950	$5.352	$4.122	$3.688	$3.698	$3.320
Number of Accumulation Units outstanding at end of period (in thousands)	1,697	2,082	2,443	2,909	3,474	4,538	6,007	8,075	10,793	15,401
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$7.622	$6.544	$5.788	$5.950	$5.352	$4.122	$3.688	$3.698	$3.320	$2.706
Accumulation Unit Value at end of period	$7.102	$7.622	$6.544	$5.788	$5.950	$5.352	$4.122	$3.688	$3.698	$3.320
Number of Accumulation Units outstanding at end of period (in thousands)	1,697	2,082	2,443	2,909	3,474	4,538	6,007	8,075	10,793	15,401
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$7.448	$6.404	$5.672	$5.840	$5.261	$4.058	$3.636	$3.652	$3.283	$2.680
Accumulation Unit Value at end of period	$6.929	$7.448	$6.404	$5.672	$5.840	$5.261	$4.058	$3.636	$3.652	$3.283
Number of Accumulation Units outstanding at end of period (in thousands)	739	1,013	1,239	1,601	2,108	3,038	5,005	6,551	8,411	10,481
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$7.448	$6.404	$5.672	$5.840	$5.261	$4.058	$3.636	$3.652	$3.283	$2.680
Accumulation Unit Value at end of period	$6.929	$7.448	$6.404	$5.672	$5.840	$5.261	$4.058	$3.636	$3.652	$3.283
Number of Accumulation Units outstanding at end of period (in thousands)	739	1,013	1,239	1,601	2,108	3,038	5,005	6,551	8,411	10,481
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$7.390	$6.358	$5.634	$5.804	$5.231	$4.037	$3.619	$3.637	$3.271	$2.671
Accumulation Unit Value at end of period	$6.872	$7.390	$6.358	$5.634	$5.804	$5.231	$4.037	$3.619	$3.637	$3.271
Number of Accumulation Units outstanding at end of period (in thousands)	295	374	581	626	648	778	971	1,277	1,917	2,709
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.947	$2.538	$2.251	$2.321	$2.094	$1.618	$1.452	$1.460	$1.315	$1.075
Accumulation Unit Value at end of period	$2.738	$2.947	$2.538	$2.251	$2.321	$2.094	$1.618	$1.452	$1.460	$1.315
Number of Accumulation Units outstanding at end of period (in thousands)	8,527	9,249	10,197	10,315	11,062	12,204	11,948	13,082	12,719	5,293
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$7.221	$6.221	$5.522	$5.697	$5.142	$3.975	$3.568	$3.591	$3.234	$2.645
Accumulation Unit Value at end of period	$6.705	$7.221	$6.221	$5.522	$5.697	$5.142	$3.975	$3.568	$3.591	$3.234
Number of Accumulation Units outstanding at end of period (in thousands)	364	509	615	754	964	1,189	1,872	2,474	3,408	3,964
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$7.221	$6.221	$5.522	$5.697	$5.142	$3.975	$3.568	$3.591	$3.234	$2.645
Accumulation Unit Value at end of period	$6.705	$7.221	$6.221	$5.522	$5.697	$5.142	$3.975	$3.568	$3.591	$3.234
Number of Accumulation Units outstanding at end of period (in thousands)	364	509	615	754	964	1,189	1,872	2,474	3,408	3,964
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.900	$2.500	$2.220	$2.291	$2.069	$1.600	$1.437	$1.447	$1.304	$1.067
Accumulation Unit Value at end of period	$2.691	$2.900	$2.500	$2.220	$2.291	$2.069	$1.600	$1.437	$1.447	$1.304
Number of Accumulation Units outstanding at end of period (in thousands)	4,728	4,982	5,322	5,895	6,112	5,939	3,892	3,927	3,791	2,193

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.858	$2.466	$2.192	$2.264	$2.047	$1.585	$1.425	$1.436	$1.295	$1.061
Accumulation Unit Value at end of period	$2.649	$2.858	$2.466	$2.192	$2.264	$2.047	$1.585	$1.425	$1.436	$1.295
Number of Accumulation Units outstanding at end of period (in thousands)	29	39	62	115	122	113	146	160	259	314
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.833	$2.445	$2.175	$2.248	$2.033	$1.575	$1.416	$1.428	$1.289	$1.056
Accumulation Unit Value at end of period	$2.625	$2.833	$2.445	$2.175	$2.248	$2.033	$1.575	$1.416	$1.428	$1.289
Number of Accumulation Units outstanding at end of period (in thousands)	105	99	238	245	254	352	66	70	94	106
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.812	$2.429	$2.161	$2.235	$2.022	$1.567	$1.410	$1.423	$1.285	$1.053
Accumulation Unit Value at end of period	$2.604	$2.812	$2.429	$2.161	$2.235	$2.022	$1.567	$1.410	$1.423	$1.285
Number of Accumulation Units outstanding at end of period (in thousands)	876	940	1,086	1,208	1,162	1,230	1,053	1,115	1,275	314
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.753	$2.382	$2.122	$2.198	$1.992	$1.546	$1.393	$1.408	$1.273	$1.046
Accumulation Unit Value at end of period	$2.546	$2.753	$2.382	$2.122	$2.198	$1.992	$1.546	$1.393	$1.408	$1.273
Number of Accumulation Units outstanding at end of period (in thousands)	52	51	59	73	75	131	263	267	42	22

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Global Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$3.835	$2.926	$2.906	$2.724	$2.582	$1.919	$1.574	$1.851	$1.641	$1.225
Accumulation Unit Value at end of period	$3.643	$3.835	$2.926	$2.906	$2.724	$2.582	$1.919	$1.574	$1.851	$1.641
Number of Accumulation Units outstanding at end of period (in thousands)	9,478	10,812	11,248	13,483	14,562	13,504	16,371	19,224	22,865	27,017
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$3.729	$2.849	$2.834	$2.660	$2.526	$1.880	$1.545	$1.819	$1.615	$1.207
Accumulation Unit Value at end of period	$3.537	$3.729	$2.849	$2.834	$2.660	$2.526	$1.880	$1.545	$1.819	$1.615
Number of Accumulation Units outstanding at end of period (in thousands)	317	371	433	557	593	578	857	907	1,082	1,236
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$3.708	$2.834	$2.821	$2.649	$2.517	$1.873	$1.540	$1.815	$1.612	$1.205
Accumulation Unit Value at end of period	$3.515	$3.708	$2.834	$2.821	$2.649	$2.517	$1.873	$1.540	$1.815	$1.612
Number of Accumulation Units outstanding at end of period (in thousands)	513	572	620	687	714	711	784	1,064	1,312	1,669
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$3.605	$2.760	$2.751	$2.587	$2.462	$1.835	$1.511	$1.783	$1.586	$1.188
Accumulation Unit Value at end of period	$3.413	$3.605	$2.760	$2.751	$2.587	$2.462	$1.835	$1.511	$1.783	$1.586
Number of Accumulation Units outstanding at end of period (in thousands)	363	455	549	716	836	705	1,026	1,366	1,787	2,573
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$3.605	$2.760	$2.751	$2.587	$2.462	$1.835	$1.511	$1.783	$1.586	$1.188
Accumulation Unit Value at end of period	$3.413	$3.605	$2.760	$2.751	$2.587	$2.462	$1.835	$1.511	$1.783	$1.586
Number of Accumulation Units outstanding at end of period (in thousands)	363	455	549	716	836	705	1,026	1,366	1,787	2,573
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$3.523	$2.701	$2.696	$2.539	$2.420	$1.807	$1.490	$1.761	$1.568	$1.177

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Accumulation Unit Value at end of period	$3.330	$3.523	$2.701	$2.696	$2.539	$2.420	$1.807	$1.490	$1.761	$1.568
Number of Accumulation Units outstanding at end of period (in thousands)	307	380	417	500	669	636	1,061	1,436	1,848	2,334
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$3.523	$2.701	$2.696	$2.539	$2.420	$1.807	$1.490	$1.761	$1.568	$1.177
Accumulation Unit Value at end of period	$3.330	$3.523	$2.701	$2.696	$2.539	$2.420	$1.807	$1.490	$1.761	$1.568
Number of Accumulation Units outstanding at end of period (in thousands)	307	380	417	500	669	636	1,061	1,436	1,848	2,334
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$3.496	$2.682	$2.678	$2.524	$2.406	$1.797	$1.483	$1.753	$1.563	$1.173
Accumulation Unit Value at end of period	$3.303	$3.496	$2.682	$2.678	$2.524	$2.406	$1.797	$1.483	$1.753	$1.563
Number of Accumulation Units outstanding at end of period (in thousands)	81	108	125	140	148	150	237	296	426	611
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.567	$15.025	$15.020	$14.169	$13.523	$10.112	$8.351	$9.884	$8.817	$6.625
Accumulation Unit Value at end of period	$18.468	$19.567	$15.025	$15.020	$14.169	$13.523	$10.112	$8.351	$9.884	$8.817
Number of Accumulation Units outstanding at end of period (in thousands)	245	276	282	321	333	307	269	306	226	79
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$3.416	$2.624	$2.625	$2.477	$2.365	$1.770	$1.462	$1.731	$1.545	$1.162
Accumulation Unit Value at end of period	$3.222	$3.416	$2.624	$2.625	$2.477	$2.365	$1.770	$1.462	$1.731	$1.545
Number of Accumulation Units outstanding at end of period (in thousands)	238	284	326	375	457	458	690	1,141	1,340	1,624
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$3.416	$2.624	$2.625	$2.477	$2.365	$1.770	$1.462	$1.731	$1.545	$1.162
Accumulation Unit Value at end of period	$3.222	$3.416	$2.624	$2.625	$2.477	$2.365	$1.770	$1.462	$1.731	$1.545
Number of Accumulation Units outstanding at end of period (in thousands)	238	284	326	375	457	458	690	1,141	1,340	1,624
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$3.359	$2.582	$2.584	$2.440	$2.331	$1.745	$1.442	$1.709	$1.526	$1.148
Accumulation Unit Value at end of period	$3.167	$3.359	$2.582	$2.584	$2.440	$2.331	$1.745	$1.442	$1.709	$1.526
Number of Accumulation Units outstanding at end of period (in thousands)	649	664	731	831	696	509	315	341	323	159
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$3.310	$2.547	$2.551	$2.411	$2.306	$1.728	$1.430	$1.696	$1.516	$1.141
Accumulation Unit Value at end of period	$3.118	$3.310	$2.547	$2.551	$2.411	$2.306	$1.728	$1.430	$1.696	$1.516
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	7	16	19	21	23	24	29	35
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$3.281	$2.526	$2.531	$2.394	$2.290	$1.717	$1.422	$1.687	$1.508	$1.136
Accumulation Unit Value at end of period	$3.089	$3.281	$2.526	$2.531	$2.394	$2.290	$1.717	$1.422	$1.687	$1.508
Number of Accumulation Units outstanding at end of period (in thousands)	7	12	13	13	18	19	10	10	10	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$3.257	$2.509	$2.515	$2.380	$2.278	$1.709	$1.415	$1.680	$1.503	$1.133
Accumulation Unit Value at end of period	$3.065	$3.257	$2.509	$2.515	$2.380	$2.278	$1.709	$1.415	$1.680	$1.503
Number of Accumulation Units outstanding at end of period (in thousands)	103	112	157	182	150	157	163	115	122	6

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$3.190	$2.460	$2.470	$2.341	$2.244	$1.686	$1.398	$1.663	$1.490	$1.125
Accumulation Unit Value at end of period	$2.997	$3.190	$2.460	$2.470	$2.341	$2.244	$1.686	$1.398	$1.663	$1.490
Number of Accumulation Units outstanding at end of period (in thousands)	17	18	23	24	23	5	6	7	5	6

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Growth Opportunities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$3.901	$3.028	$3.081	$2.792	$2.477	$1.848	$1.475	$1.639	$1.411	$1.103
Accumulation Unit Value at end of period	$3.872	$3.901	$3.028	$3.081	$2.792	$2.477	$1.848	$1.475	$1.639	$1.411
Number of Accumulation Units outstanding at end of period (in thousands)	11,464	12,202	13,010	15,880	16,753	11,996	14,175	16,188	18,469	22,841
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$3.810	$2.962	$3.018	$2.739	$2.434	$1.818	$1.453	$1.617	$1.395	$1.092
Accumulation Unit Value at end of period	$3.777	$3.810	$2.962	$3.018	$2.739	$2.434	$1.818	$1.453	$1.617	$1.395
Number of Accumulation Units outstanding at end of period (in thousands)	296	353	422	500	534	418	399	340	361	401
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$3.780	$2.940	$2.998	$2.722	$2.420	$1.808	$1.446	$1.610	$1.390	$1.088
Accumulation Unit Value at end of period	$3.745	$3.780	$2.940	$2.998	$2.722	$2.420	$1.808	$1.446	$1.610	$1.390
Number of Accumulation Units outstanding at end of period (in thousands)	699	706	795	836	908	592	853	1,082	1,305	1,552
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$3.692	$2.876	$2.937	$2.671	$2.378	$1.780	$1.426	$1.590	$1.374	$1.077
Accumulation Unit Value at end of period	$3.653	$3.692	$2.876	$2.937	$2.671	$2.378	$1.780	$1.426	$1.590	$1.374
Number of Accumulation Units outstanding at end of period (in thousands)	976	1,188	1,434	1,629	1,978	1,417	1,756	2,257	2,870	4,168
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$3.692	$2.876	$2.937	$2.671	$2.378	$1.780	$1.426	$1.590	$1.374	$1.077
Accumulation Unit Value at end of period	$3.653	$3.692	$2.876	$2.937	$2.671	$2.378	$1.780	$1.426	$1.590	$1.374
Number of Accumulation Units outstanding at end of period (in thousands)	976	1,188	1,434	1,629	1,978	1,417	1,756	2,257	2,870	4,168
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$3.608	$2.815	$2.878	$2.622	$2.337	$1.752	$1.406	$1.570	$1.359	$1.067
Accumulation Unit Value at end of period	$3.564	$3.608	$2.815	$2.878	$2.622	$2.337	$1.752	$1.406	$1.570	$1.359
Number of Accumulation Units outstanding at end of period (in thousands)	351	749	771	1,080	1,313	1,154	1,995	2,326	2,815	3,559
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$3.608	$2.815	$2.878	$2.622	$2.337	$1.752	$1.406	$1.570	$1.359	$1.067
Accumulation Unit Value at end of period	$3.564	$3.608	$2.815	$2.878	$2.622	$2.337	$1.752	$1.406	$1.570	$1.359
Number of Accumulation Units outstanding at end of period (in thousands)	351	749	771	1,080	1,313	1,154	1,995	2,326	2,815	3,559
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$3.580	$2.794	$2.859	$2.605	$2.324	$1.743	$1.399	$1.563	$1.354	$1.063
Accumulation Unit Value at end of period	$3.535	$3.580	$2.794	$2.859	$2.605	$2.324	$1.743	$1.399	$1.563	$1.354
Number of Accumulation Units outstanding at end of period (in thousands)	153	191	235	292	284	263	366	564	837	1,448
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$36.347	$28.397	$29.085	$26.529	$23.688	$17.785	$14.288	$15.980	$13.853	$10.894

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Accumulation Unit Value at end of period	$35.851	$36.347	$28.397	$29.085	$26.529	$23.688	$17.785	$14.288	$15.980	$13.853
Number of Accumulation Units outstanding at end of period (in thousands)	242	252	263	265	270	178	164	170	151	58
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$3.498	$2.735	$2.802	$2.557	$2.284	$1.716	$1.379	$1.543	$1.339	$1.053
Accumulation Unit Value at end of period	$3.449	$3.498	$2.735	$2.802	$2.557	$2.284	$1.716	$1.379	$1.543	$1.339
Number of Accumulation Units outstanding at end of period (in thousands)	246	291	397	463	549	524	703	1,048	1,338	1,793
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$3.498	$2.735	$2.802	$2.557	$2.284	$1.716	$1.379	$1.543	$1.339	$1.053
Accumulation Unit Value at end of period	$3.449	$3.498	$2.735	$2.802	$2.557	$2.284	$1.716	$1.379	$1.543	$1.339
Number of Accumulation Units outstanding at end of period (in thousands)	246	291	397	463	549	524	703	1,048	1,338	1,793
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$3.469	$2.713	$2.782	$2.540	$2.270	$1.706	$1.372	$1.536	$1.333	$1.049
Accumulation Unit Value at end of period	$3.418	$3.469	$2.713	$2.782	$2.540	$2.270	$1.706	$1.372	$1.536	$1.333
Number of Accumulation Units outstanding at end of period (in thousands)	1,342	1,454	1,561	1,545	1,404	887	326	445	782	705
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$3.419	$2.676	$2.747	$2.510	$2.246	$1.690	$1.360	$1.524	$1.324	$1.043
Accumulation Unit Value at end of period	$3.365	$3.419	$2.676	$2.747	$2.510	$2.246	$1.690	$1.360	$1.524	$1.324
Number of Accumulation Units outstanding at end of period (in thousands)	23	32	34	35	42	35	37	37	37	34
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$3.389	$2.654	$2.725	$2.492	$2.231	$1.679	$1.352	$1.516	$1.318	$1.039
Accumulation Unit Value at end of period	$3.334	$3.389	$2.654	$2.725	$2.492	$2.231	$1.679	$1.352	$1.516	$1.318
Number of Accumulation Units outstanding at end of period (in thousands)	43	46	20	21	28	18	12	12	12	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$3.364	$2.636	$2.708	$2.477	$2.219	$1.671	$1.346	$1.510	$1.313	$1.036
Accumulation Unit Value at end of period	$3.308	$3.364	$2.636	$2.708	$2.477	$2.219	$1.671	$1.346	$1.510	$1.313
Number of Accumulation Units outstanding at end of period (in thousands)	162	180	243	282	266	205	185	151	64	7
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$3.294	$2.585	$2.660	$2.437	$2.186	$1.648	$1.330	$1.495	$1.302	$1.028
Accumulation Unit Value at end of period	$3.235	$3.294	$2.585	$2.660	$2.437	$2.186	$1.648	$1.330	$1.495	$1.302
Number of Accumulation Units outstanding at end of period (in thousands)	26	20	22	44	38	13	13	16	10	10

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Healthcare HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$6.262	$5.186	$5.732	$5.127	$4.075	$2.718	$2.281	$2.128	$2.012	$1.660
Accumulation Unit Value at end of period	$6.019	$6.262	$5.186	$5.732	$5.127	$4.075	$2.718	$2.281	$2.128	$2.012
Number of Accumulation Units outstanding at end of period (in thousands)	2,515	2,927	3,258	3,601	4,094	4,885	5,770	7,059	8,756	11,085
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$6.098	$5.058	$5.599	$5.016	$3.993	$2.666	$2.242	$2.094	$1.983	$1.639

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Accumulation Unit Value at end of period	$5.853	$6.098	$5.058	$5.599	$5.016	$3.993	$2.666	$2.242	$2.094	$1.983
Number of Accumulation Units outstanding at end of period (in thousands)	149	193	219	244	253	322	356	412	526	622
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$6.054	$5.024	$5.564	$4.986	$3.971	$2.654	$2.232	$2.086	$1.976	$1.634
Accumulation Unit Value at end of period	$5.807	$6.054	$5.024	$5.564	$4.986	$3.971	$2.654	$2.232	$2.086	$1.976
Number of Accumulation Units outstanding at end of period (in thousands)	147	163	171	178	206	219	282	323	399	515
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$5.895	$4.899	$5.435	$4.878	$3.891	$2.604	$2.193	$2.053	$1.948	$1.613
Accumulation Unit Value at end of period	$5.647	$5.895	$4.899	$5.435	$4.878	$3.891	$2.604	$2.193	$2.053	$1.948
Number of Accumulation Units outstanding at end of period (in thousands)	286	334	376	455	557	671	929	1,294	1,625	2,295
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$5.895	$4.899	$5.435	$4.878	$3.891	$2.604	$2.193	$2.053	$1.948	$1.613
Accumulation Unit Value at end of period	$5.647	$5.895	$4.899	$5.435	$4.878	$3.891	$2.604	$2.193	$2.053	$1.948
Number of Accumulation Units outstanding at end of period (in thousands)	286	334	376	455	557	671	929	1,294	1,625	2,295
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$5.761	$4.795	$5.326	$4.788	$3.825	$2.563	$2.162	$2.028	$1.926	$1.598
Accumulation Unit Value at end of period	$5.509	$5.761	$4.795	$5.326	$4.788	$3.825	$2.563	$2.162	$2.028	$1.926
Number of Accumulation Units outstanding at end of period (in thousands)	125	148	171	198	239	341	532	753	917	1,210
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$5.761	$4.795	$5.326	$4.788	$3.825	$2.563	$2.162	$2.028	$1.926	$1.598
Accumulation Unit Value at end of period	$5.509	$5.761	$4.795	$5.326	$4.788	$3.825	$2.563	$2.162	$2.028	$1.926
Number of Accumulation Units outstanding at end of period (in thousands)	125	148	171	198	239	341	532	753	917	1,210
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$5.716	$4.760	$5.291	$4.758	$3.803	$2.550	$2.152	$2.019	$1.919	$1.592
Accumulation Unit Value at end of period	$5.464	$5.716	$4.760	$5.291	$4.758	$3.803	$2.550	$2.152	$2.019	$1.919
Number of Accumulation Units outstanding at end of period (in thousands)	52	61	78	80	84	107	135	160	249	415
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$5.601	$4.669	$5.195	$4.676	$3.741	$2.511	$2.122	$1.992	$1.896	$1.574
Accumulation Unit Value at end of period	$5.349	$5.601	$4.669	$5.195	$4.676	$3.741	$2.511	$2.122	$1.992	$1.896
Number of Accumulation Units outstanding at end of period (in thousands)	141	180	205	224	257	322	297	334	339	212
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$5.586	$4.658	$5.185	$4.670	$3.738	$2.510	$2.122	$1.994	$1.898	$1.577
Accumulation Unit Value at end of period	$5.331	$5.586	$4.658	$5.185	$4.670	$3.738	$2.510	$2.122	$1.994	$1.898
Number of Accumulation Units outstanding at end of period (in thousands)	74	130	173	178	192	229	328	362	442	503
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$5.586	$4.658	$5.185	$4.670	$3.738	$2.510	$2.122	$1.994	$1.898	$1.577
Accumulation Unit Value at end of period	$5.331	$5.586	$4.658	$5.185	$4.670	$3.738	$2.510	$2.122	$1.994	$1.898
Number of Accumulation Units outstanding at end of period (in thousands)	74	130	173	178	192	229	328	362	442	503
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$5.512	$4.599	$5.122	$4.616	$3.696	$2.483	$2.100	$1.974	$1.880	$1.563
Accumulation Unit Value at end of period	$5.258	$5.512	$4.599	$5.122	$4.616	$3.696	$2.483	$2.100	$1.974	$1.880

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Number of Accumulation Units outstanding at end of period (in thousands)	188	208	231	275	279	247	162	165	153	110
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$5.431	$4.536	$5.057	$4.562	$3.657	$2.459	$2.082	$1.959	$1.868	$1.554
Accumulation Unit Value at end of period	$5.176	$5.431	$4.536	$5.057	$4.562	$3.657	$2.459	$2.082	$1.959	$1.868
Number of Accumulation Units outstanding at end of period (in thousands)	12	13	14	15	16	20	31	32	40	65
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$5.384	$4.499	$5.018	$4.529	$3.632	$2.444	$2.070	$1.949	$1.859	$1.548
Accumulation Unit Value at end of period	$5.128	$5.384	$4.499	$5.018	$4.529	$3.632	$2.444	$2.070	$1.949	$1.859
Number of Accumulation Units outstanding at end of period (in thousands)	5	6	6	6	6	7	—	—	2	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$5.344	$4.468	$4.986	$4.502	$3.613	$2.432	$2.061	$1.941	$1.853	$1.543
Accumulation Unit Value at end of period	$5.088	$5.344	$4.468	$4.986	$4.502	$3.613	$2.432	$2.061	$1.941	$1.853
Number of Accumulation Units outstanding at end of period (in thousands)	49	38	50	53	53	52	49	41	28	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$5.233	$4.382	$4.897	$4.429	$3.559	$2.399	$2.036	$1.921	$1.836	$1.532
Accumulation Unit Value at end of period	$4.975	$5.233	$4.382	$4.897	$4.429	$3.559	$2.399	$2.036	$1.921	$1.836
Number of Accumulation Units outstanding at end of period (in thousands)	5	6	12	12	12	10	22	22	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford High Yield HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.560	$2.409	$2.135	$2.259	$2.230	$2.122	$1.879	$1.818	$1.585	$1.066
Accumulation Unit Value at end of period	$2.441	$2.560	$2.409	$2.135	$2.259	$2.230	$2.122	$1.879	$1.818	$1.585
Number of Accumulation Units outstanding at end of period (in thousands)	7,077	8,258	9,394	10,124	12,333	15,397	19,588	21,503	24,597	27,105
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$2.489	$2.346	$2.082	$2.207	$2.181	$2.079	$1.844	$1.786	$1.559	$1.051
Accumulation Unit Value at end of period	$2.370	$2.489	$2.346	$2.082	$2.207	$2.181	$2.079	$1.844	$1.786	$1.559
Number of Accumulation Units outstanding at end of period (in thousands)	311	400	718	779	875	953	1,359	1,299	1,701	1,947
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$2.475	$2.333	$2.072	$2.197	$2.173	$2.072	$1.839	$1.782	$1.557	$1.050
Accumulation Unit Value at end of period	$2.355	$2.475	$2.333	$2.072	$2.197	$2.173	$2.072	$1.839	$1.782	$1.557
Number of Accumulation Units outstanding at end of period (in thousands)	598	579	649	690	769	916	1,198	1,392	1,589	1,659
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.406	$2.272	$2.021	$2.146	$2.126	$2.030	$1.804	$1.751	$1.532	$1.035
Accumulation Unit Value at end of period	$2.287	$2.406	$2.272	$2.021	$2.146	$2.126	$2.030	$1.804	$1.751	$1.532
Number of Accumulation Units outstanding at end of period (in thousands)	1,185	1,385	1,574	1,818	2,068	2,591	3,326	4,092	5,681	7,874
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$2.406	$2.272	$2.021	$2.146	$2.126	$2.030	$1.804	$1.751	$1.532	$1.035
Accumulation Unit Value at end of period	$2.287	$2.406	$2.272	$2.021	$2.146	$2.126	$2.030	$1.804	$1.751	$1.532
Number of Accumulation Units outstanding at end of period (in thousands)	1,185	1,385	1,574	1,818	2,068	2,591	3,326	4,092	5,681	7,874

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.351	$2.224	$1.981	$2.106	$2.090	$1.998	$1.779	$1.729	$1.515	$1.025
Accumulation Unit Value at end of period	$2.231	$2.351	$2.224	$1.981	$2.106	$2.090	$1.998	$1.779	$1.729	$1.515
Number of Accumulation Units outstanding at end of period (in thousands)	322	436	454	516	835	1,160	1,956	2,294	3,120	4,020
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.351	$2.224	$1.981	$2.106	$2.090	$1.998	$1.779	$1.729	$1.515	$1.025
Accumulation Unit Value at end of period	$2.231	$2.351	$2.224	$1.981	$2.106	$2.090	$1.998	$1.779	$1.729	$1.515
Number of Accumulation Units outstanding at end of period (in thousands)	322	436	454	516	835	1,160	1,956	2,294	3,120	4,020
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.333	$2.208	$1.968	$2.093	$2.078	$1.988	$1.770	$1.722	$1.509	$1.021
Accumulation Unit Value at end of period	$2.213	$2.333	$2.208	$1.968	$2.093	$2.078	$1.988	$1.770	$1.722	$1.509
Number of Accumulation Units outstanding at end of period (in thousands)	238	287	301	324	368	456	517	721	1,372	1,710
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.827	$18.779	$16.752	$17.841	$17.727	$16.975	$15.135	$14.733	$12.928	$8.757
Accumulation Unit Value at end of period	$18.784	$19.827	$18.779	$16.752	$17.841	$17.727	$16.975	$15.135	$14.733	$12.928
Number of Accumulation Units outstanding at end of period (in thousands)	145	199	188	190	213	247	265	259	290	112
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.280	$2.161	$1.928	$2.055	$2.043	$1.957	$1.746	$1.700	$1.493	$1.012
Accumulation Unit Value at end of period	$2.159	$2.280	$2.161	$1.928	$2.055	$2.043	$1.957	$1.746	$1.700	$1.493
Number of Accumulation Units outstanding at end of period (in thousands)	220	253	267	331	410	623	1,054	1,280	1,939	1,917
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.280	$2.161	$1.928	$2.055	$2.043	$1.957	$1.746	$1.700	$1.493	$1.012
Accumulation Unit Value at end of period	$2.159	$2.280	$2.161	$1.928	$2.055	$2.043	$1.957	$1.746	$1.700	$1.493
Number of Accumulation Units outstanding at end of period (in thousands)	220	253	267	331	410	623	1,054	1,280	1,939	1,917
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.242	$2.126	$1.898	$2.024	$2.013	$1.929	$1.722	$1.678	$1.474	$0.999
Accumulation Unit Value at end of period	$2.122	$2.242	$2.126	$1.898	$2.024	$2.013	$1.929	$1.722	$1.678	$1.474
Number of Accumulation Units outstanding at end of period (in thousands)	681	748	795	942	1,158	1,135	788	939	826	427
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.210	$2.097	$1.874	$2.000	$1.991	$1.911	$1.707	$1.665	$1.464	$0.994
Accumulation Unit Value at end of period	$2.089	$2.210	$2.097	$1.874	$2.000	$1.991	$1.911	$1.707	$1.665	$1.464
Number of Accumulation Units outstanding at end of period (in thousands)	10	10	10	10	10	11	11	11	33	12
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.190	$2.080	$1.860	$1.986	$1.978	$1.899	$1.697	$1.656	$1.457	$0.989
Accumulation Unit Value at end of period	$2.070	$2.190	$2.080	$1.860	$1.986	$1.978	$1.899	$1.697	$1.656	$1.457
Number of Accumulation Units outstanding at end of period (in thousands)	27	31	28	29	45	56	22	23	28	3
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.174	$2.066	$1.848	$1.974	$1.967	$1.890	$1.690	$1.650	$1.452	$0.987
Accumulation Unit Value at end of period	$2.054	$2.174	$2.066	$1.848	$1.974	$1.967	$1.890	$1.690	$1.650	$1.452

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Number of Accumulation Units outstanding at end of period (in thousands)	110	139	149	171	155	173	226	263	331	23
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.129	$2.026	$1.815	$1.942	$1.938	$1.864	$1.670	$1.633	$1.439	$0.979
Accumulation Unit Value at end of period	$2.008	$2.129	$2.026	$1.815	$1.942	$1.938	$1.864	$1.670	$1.633	$1.439
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	5	5	5	36	30	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford International Opportunities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$3.938	$3.184	$3.184	$3.165	$3.334	$2.777	$2.339	$2.754	$2.435	$1.848
Accumulation Unit Value at end of period	$3.160	$3.938	$3.184	$3.184	$3.165	$3.334	$2.777	$2.339	$2.754	$2.435
Number of Accumulation Units outstanding at end of period (in thousands)	21,719	24,376	26,999	30,796	34,979	40,589	48,599	58,160	69,189	61,299
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$3.830	$3.101	$3.105	$3.091	$3.261	$2.721	$2.295	$2.706	$2.397	$1.821
Accumulation Unit Value at end of period	$3.068	$3.830	$3.101	$3.105	$3.091	$3.261	$2.721	$2.295	$2.706	$2.397
Number of Accumulation Units outstanding at end of period (in thousands)	485	655	787	890	881	935	1,095	1,225	1,519	1,178
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$3.807	$3.084	$3.090	$3.078	$3.249	$2.712	$2.289	$2.700	$2.392	$1.819
Accumulation Unit Value at end of period	$3.049	$3.807	$3.084	$3.090	$3.078	$3.249	$2.712	$2.289	$2.700	$2.392
Number of Accumulation Units outstanding at end of period (in thousands)	856	934	916	1,004	1,129	1,301	1,610	2,209	2,884	1,848
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$3.702	$3.003	$3.014	$3.006	$3.178	$2.657	$2.246	$2.653	$2.354	$1.793
Accumulation Unit Value at end of period	$2.960	$3.702	$3.003	$3.014	$3.006	$3.178	$2.657	$2.246	$2.653	$2.354
Number of Accumulation Units outstanding at end of period (in thousands)	659	794	963	1,240	1,455	2,089	2,769	3,604	4,580	3,264
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$3.702	$3.003	$3.014	$3.006	$3.178	$2.657	$2.246	$2.653	$2.354	$1.793
Accumulation Unit Value at end of period	$2.960	$3.702	$3.003	$3.014	$3.006	$3.178	$2.657	$2.246	$2.653	$2.354
Number of Accumulation Units outstanding at end of period (in thousands)	659	794	963	1,240	1,455	2,089	2,769	3,604	4,580	3,264
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$3.618	$2.939	$2.954	$2.951	$3.124	$2.615	$2.214	$2.619	$2.328	$1.775
Accumulation Unit Value at end of period	$2.888	$3.618	$2.939	$2.954	$2.951	$3.124	$2.615	$2.214	$2.619	$2.328
Number of Accumulation Units outstanding at end of period (in thousands)	311	564	664	752	1,005	1,350	2,244	3,167	3,902	2,532
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$3.618	$2.939	$2.954	$2.951	$3.124	$2.615	$2.214	$2.619	$2.328	$1.775
Accumulation Unit Value at end of period	$2.888	$3.618	$2.939	$2.954	$2.951	$3.124	$2.615	$2.214	$2.619	$2.328
Number of Accumulation Units outstanding at end of period (in thousands)	311	564	664	752	1,005	1,350	2,244	3,167	3,902	2,532
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$3.590	$2.918	$2.934	$2.933	$3.106	$2.602	$2.204	$2.608	$2.320	$1.770
Accumulation Unit Value at end of period	$2.865	$3.590	$2.918	$2.934	$2.933	$3.106	$2.602	$2.204	$2.608	$2.320
Number of Accumulation Units outstanding at end of period (in thousands)	106	115	129	170	195	256	431	528	914	867
With Optional Death Benefit and Principal First (50 BPS)

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Accumulation Unit Value at beginning of period	$1.976	$1.608	$1.618	$1.619	$1.716	$1.439	$1.220	$1.446	$1.287	$0.983
Accumulation Unit Value at end of period	$1.575	$1.976	$1.608	$1.618	$1.619	$1.716	$1.439	$1.220	$1.446	$1.287
Number of Accumulation Units outstanding at end of period (in thousands)	4,038	4,311	4,777	5,064	5,533	5,410	5,290	5,792	5,154	1,268
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$3.508	$2.856	$2.876	$2.878	$3.053	$2.561	$2.173	$2.576	$2.294	$1.753
Accumulation Unit Value at end of period	$2.795	$3.508	$2.856	$2.876	$2.878	$3.053	$2.561	$2.173	$2.576	$2.294
Number of Accumulation Units outstanding at end of period (in thousands)	379	411	479	608	785	819	1,201	1,755	2,323	1,593
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$3.508	$2.856	$2.876	$2.878	$3.053	$2.561	$2.173	$2.576	$2.294	$1.753
Accumulation Unit Value at end of period	$2.795	$3.508	$2.856	$2.876	$2.878	$3.053	$2.561	$2.173	$2.576	$2.294
Number of Accumulation Units outstanding at end of period (in thousands)	379	411	479	608	785	819	1,201	1,755	2,323	1,593
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.944	$1.583	$1.595	$1.598	$1.696	$1.423	$1.208	$1.433	$1.277	$0.976
Accumulation Unit Value at end of period	$1.548	$1.944	$1.583	$1.595	$1.598	$1.696	$1.423	$1.208	$1.433	$1.277
Number of Accumulation Units outstanding at end of period (in thousands)	1,729	1,858	1,763	2,067	2,088	2,012	1,109	1,116	1,201	514
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.916	$1.562	$1.575	$1.579	$1.678	$1.409	$1.197	$1.422	$1.268	$0.970
Accumulation Unit Value at end of period	$1.524	$1.916	$1.562	$1.575	$1.579	$1.678	$1.409	$1.197	$1.422	$1.268
Number of Accumulation Units outstanding at end of period (in thousands)	33	35	36	37	46	47	55	56	82	59
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.899	$1.549	$1.563	$1.568	$1.666	$1.401	$1.191	$1.414	$1.262	$0.966
Accumulation Unit Value at end of period	$1.510	$1.899	$1.549	$1.563	$1.568	$1.666	$1.401	$1.191	$1.414	$1.262
Number of Accumulation Units outstanding at end of period (in thousands)	53	56	22	34	36	38	16	16	16	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.885	$1.538	$1.553	$1.558	$1.657	$1.394	$1.185	$1.409	$1.258	$0.963
Accumulation Unit Value at end of period	$1.498	$1.885	$1.538	$1.553	$1.558	$1.657	$1.394	$1.185	$1.409	$1.258
Number of Accumulation Units outstanding at end of period (in thousands)	436	474	582	671	625	714	591	523	431	48
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.846	$1.509	$1.525	$1.533	$1.633	$1.375	$1.171	$1.394	$1.246	$0.956
Accumulation Unit Value at end of period	$1.465	$1.846	$1.509	$1.525	$1.533	$1.633	$1.375	$1.171	$1.394	$1.246
Number of Accumulation Units outstanding at end of period (in thousands)	17	24	26	36	28	44	97	92	12	11

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford MidCap Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.128	$17.812	$15.483	$16.457	$15.837	$11.662	$10.191	$10.437	$8.399	$5.751
Accumulation Unit Value at end of period	$17.879	$20.128	$17.812	$15.483	$16.457	$15.837	$11.662	$10.191	$10.437	$8.399
Number of Accumulation Units outstanding at end of period (in thousands)	410	488	656	494	552	683	737	919	1,169	1,568
With Optional Death Benefit

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Accumulation Unit Value at beginning of period	$19.833	$17.577	$15.302	$16.289	$15.699	$11.577	$10.132	$10.393	$8.376	$5.744
Accumulation Unit Value at end of period	$17.591	$19.833	$17.577	$15.302	$16.289	$15.699	$11.577	$10.132	$10.393	$8.376
Number of Accumulation Units outstanding at end of period (in thousands)	8	19	19	20	21	27	21	26	37	25
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$19.736	$17.499	$15.242	$16.233	$15.653	$11.549	$10.113	$10.378	$8.368	$5.742
Accumulation Unit Value at end of period	$17.496	$19.736	$17.499	$15.242	$16.233	$15.653	$11.549	$10.113	$10.378	$8.368
Number of Accumulation Units outstanding at end of period (in thousands)	22	25	32	32	26	33	36	48	44	47
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$19.447	$17.269	$15.064	$16.068	$15.516	$11.466	$10.055	$10.334	$8.345	$5.735
Accumulation Unit Value at end of period	$17.214	$19.447	$17.269	$15.064	$16.068	$15.516	$11.466	$10.055	$10.334	$8.345
Number of Accumulation Units outstanding at end of period (in thousands)	14	15	17	20	22	30	47	75	90	120
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.447	$17.269	$15.064	$16.068	$15.516	$11.466	$10.055	$10.334	$8.345	$5.735
Accumulation Unit Value at end of period	$17.214	$19.447	$17.269	$15.064	$16.068	$15.516	$11.466	$10.055	$10.334	$8.345
Number of Accumulation Units outstanding at end of period (in thousands)	14	15	17	20	22	30	47	75	90	120
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.162	$17.042	$14.888	$15.904	$15.381	$11.383	$9.997	$10.290	$8.322	$5.727
Accumulation Unit Value at end of period	$16.936	$19.162	$17.042	$14.888	$15.904	$15.381	$11.383	$9.997	$10.290	$8.322
Number of Accumulation Units outstanding at end of period (in thousands)	17	20	21	27	36	57	96	137	147	144
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.162	$17.042	$14.888	$15.904	$15.381	$11.383	$9.997	$10.290	$8.322	$5.727
Accumulation Unit Value at end of period	$16.936	$19.162	$17.042	$14.888	$15.904	$15.381	$11.383	$9.997	$10.290	$8.322
Number of Accumulation Units outstanding at end of period (in thousands)	17	20	21	27	36	57	96	137	147	144
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.068	$16.966	$14.830	$15.849	$15.336	$11.355	$9.978	$10.276	$8.314	$5.725
Accumulation Unit Value at end of period	$16.845	$19.068	$16.966	$14.830	$15.849	$15.336	$11.355	$9.978	$10.276	$8.314
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	4	6	9	11	16	28	43
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.881	$16.817	$14.714	$15.742	$15.247	$11.300	$9.939	$10.247	$8.299	$5.720
Accumulation Unit Value at end of period	$16.663	$18.881	$16.817	$14.714	$15.742	$15.247	$11.300	$9.939	$10.247	$8.299
Number of Accumulation Units outstanding at end of period (in thousands)	71	93	96	87	80	114	91	103	104	23
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.788	$16.743	$14.656	$15.688	$15.203	$11.273	$9.920	$10.232	$8.292	$5.718
Accumulation Unit Value at end of period	$16.573	$18.788	$16.743	$14.656	$15.688	$15.203	$11.273	$9.920	$10.232	$8.292
Number of Accumulation Units outstanding at end of period (in thousands)	8	10	12	11	12	17	19	31	73	110
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.788	$16.743	$14.656	$15.688	$15.203	$11.273	$9.920	$10.232	$8.292	$5.718
Accumulation Unit Value at end of period	$16.573	$18.788	$16.743	$14.656	$15.688	$15.203	$11.273	$9.920	$10.232	$8.292
Number of Accumulation Units outstanding at end of period (in thousands)	8	10	12	11	12	17	19	31	73	110
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.696	$16.669	$14.599	$15.634	$15.158	$11.246	$9.901	$10.218	$8.284	$5.715

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Accumulation Unit Value at end of period	$16.483	$18.696	$16.669	$14.599	$15.634	$15.158	$11.246	$9.901	$10.218	$8.284
Number of Accumulation Units outstanding at end of period (in thousands)	40	41	42	52	53	48	21	34	28	16
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.513	$16.522	$14.485	$15.528	$15.070	$11.192	$9.863	$10.189	$8.269	$5.711
Accumulation Unit Value at end of period	$16.306	$18.513	$16.522	$14.485	$15.528	$15.070	$11.192	$9.863	$10.189	$8.269
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.422	$16.450	$14.428	$15.475	$15.026	$11.165	$9.844	$10.174	$8.261	$5.708
Accumulation Unit Value at end of period	$16.218	$18.422	$16.450	$14.428	$15.475	$15.026	$11.165	$9.844	$10.174	$8.261
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	2	3	1	1	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.332	$16.377	$14.372	$15.422	$14.982	$11.138	$9.826	$10.160	$8.254	$5.706
Accumulation Unit Value at end of period	$16.130	$18.332	$16.377	$14.372	$15.422	$14.982	$11.138	$9.826	$10.160	$8.254
Number of Accumulation Units outstanding at end of period (in thousands)	11	11	12	13	11	14	9	10	11	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.063	$16.161	$14.204	$15.264	$14.852	$11.057	$9.769	$10.117	$8.231	$5.699
Accumulation Unit Value at end of period	$15.870	$18.063	$16.161	$14.204	$15.264	$14.852	$11.057	$9.769	$10.117	$8.231
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford MidCap HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.409	$8.468	$7.658	$7.632	$6.939	$5.025	$4.260	$4.685	$3.843	$2.971
Accumulation Unit Value at end of period	$9.515	$10.409	$8.468	$7.658	$7.632	$6.939	$5.025	$4.260	$4.685	$3.843
Number of Accumulation Units outstanding at end of period (in thousands)	11,926	13,482	15,367	17,471	19,917	23,242	27,663	32,992	39,419	46,546
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$10.122	$8.247	$7.468	$7.455	$6.788	$4.923	$4.180	$4.603	$3.782	$2.928
Accumulation Unit Value at end of period	$9.238	$10.122	$8.247	$7.468	$7.455	$6.788	$4.923	$4.180	$4.603	$3.782
Number of Accumulation Units outstanding at end of period (in thousands)	441	513	568	642	743	897	1,033	1,246	1,533	1,891
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$10.063	$8.203	$7.432	$7.422	$6.762	$4.907	$4.168	$4.593	$3.775	$2.924
Accumulation Unit Value at end of period	$9.180	$10.063	$8.203	$7.432	$7.422	$6.762	$4.907	$4.168	$4.593	$3.775
Number of Accumulation Units outstanding at end of period (in thousands)	100	121	130	150	180	209	304	400	500	623
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.785	$7.988	$7.249	$7.250	$6.615	$4.807	$4.090	$4.513	$3.715	$2.882
Accumulation Unit Value at end of period	$8.913	$9.785	$7.988	$7.249	$7.250	$6.615	$4.807	$4.090	$4.513	$3.715
Number of Accumulation Units outstanding at end of period (in thousands)	50	55	66	80	99	114	156	182	271	379
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$9.785	$7.988	$7.249	$7.250	$6.615	$4.807	$4.090	$4.513	$3.715	$2.882
Accumulation Unit Value at end of period	$8.913	$9.785	$7.988	$7.249	$7.250	$6.615	$4.807	$4.090	$4.513	$3.715

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Number of Accumulation Units outstanding at end of period (in thousands)	50	55	66	80	99	114	156	182	271	379
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.561	$7.817	$7.104	$7.116	$6.502	$4.733	$4.032	$4.456	$3.674	$2.855
Accumulation Unit Value at end of period	$8.696	$9.561	$7.817	$7.104	$7.116	$6.502	$4.733	$4.032	$4.456	$3.674
Number of Accumulation Units outstanding at end of period (in thousands)	27	36	51	71	87	144	247	302	352	426
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.561	$7.817	$7.104	$7.116	$6.502	$4.733	$4.032	$4.456	$3.674	$2.855
Accumulation Unit Value at end of period	$8.696	$9.561	$7.817	$7.104	$7.116	$6.502	$4.733	$4.032	$4.456	$3.674
Number of Accumulation Units outstanding at end of period (in thousands)	27	36	51	71	87	144	247	302	352	426
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.488	$7.761	$7.057	$7.072	$6.465	$4.708	$4.013	$4.438	$3.660	$2.846
Accumulation Unit Value at end of period	$8.625	$9.488	$7.761	$7.057	$7.072	$6.465	$4.708	$4.013	$4.438	$3.660
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	2	2	2	2	5	5
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$6.876	$5.630	$5.125	$5.141	$4.704	$3.429	$2.926	$3.239	$2.674	$2.081
Accumulation Unit Value at end of period	$6.245	$6.876	$5.630	$5.125	$5.141	$4.704	$3.429	$2.926	$3.239	$2.674
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	14	14	14	53	55	60	65
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.271	$7.595	$6.916	$6.942	$6.356	$4.635	$3.957	$4.382	$3.619	$2.818
Accumulation Unit Value at end of period	$8.415	$9.271	$7.595	$6.916	$6.942	$6.356	$4.635	$3.957	$4.382	$3.619
Number of Accumulation Units outstanding at end of period (in thousands)	8	8	8	8	8	11	40	42	47	49
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.271	$7.595	$6.916	$6.942	$6.356	$4.635	$3.957	$4.382	$3.619	$2.818
Accumulation Unit Value at end of period	$8.415	$9.271	$7.595	$6.916	$6.942	$6.356	$4.635	$3.957	$4.382	$3.619
Number of Accumulation Units outstanding at end of period (in thousands)	8	8	8	8	8	11	40	42	47	49
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$6.766	$5.546	$5.053	$5.074	$4.648	$3.391	$2.897	$3.209	$2.652	$2.066
Accumulation Unit Value at end of period	$6.138	$6.766	$5.546	$5.053	$5.074	$4.648	$3.391	$2.897	$3.209	$2.652
Number of Accumulation Units outstanding at end of period (in thousands)	161	168	187	197	202	170	79	87	75	71
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$6.667	$5.470	$4.989	$5.015	$4.598	$3.358	$2.871	$3.185	$2.634	$2.054
Accumulation Unit Value at end of period	$6.043	$6.667	$5.470	$4.989	$5.015	$4.598	$3.358	$2.871	$3.185	$2.634
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	8	8	8	8
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$6.609	$5.425	$4.950	$4.978	$4.567	$3.337	$2.855	$3.168	$2.622	$2.046
Accumulation Unit Value at end of period	$5.987	$6.609	$5.425	$4.950	$4.978	$4.567	$3.337	$2.855	$3.168	$2.622
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	9	43	9	9	9	6
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$6.561	$5.388	$4.919	$4.949	$4.543	$3.321	$2.843	$3.156	$2.613	$2.040

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Accumulation Unit Value at end of period	$5.940	$6.561	$5.388	$4.919	$4.949	$4.543	$3.321	$2.843	$3.156	$2.613
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	1	1	1	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$6.424	$5.284	$4.831	$4.868	$4.475	$3.277	$2.809	$3.123	$2.590	$2.024
Accumulation Unit Value at end of period	$5.808	$6.424	$5.284	$4.831	$4.868	$4.475	$3.277	$2.809	$3.123	$2.590
Number of Accumulation Units outstanding at end of period (in thousands)	8	8	8	8	8	8	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford MidCap Value HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$3.527	$3.148	$2.825	$2.896	$2.710	$2.037	$1.650	$1.828	$1.484	$1.042
Accumulation Unit Value at end of period	$2.976	$3.527	$3.148	$2.825	$2.896	$2.710	$2.037	$1.650	$1.828	$1.484
Number of Accumulation Units outstanding at end of period (in thousands)	10,794	12,116	13,740	15,465	17,387	19,824	22,833	26,734	31,726	33,445
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$3.440	$3.074	$2.764	$2.837	$2.658	$2.001	$1.624	$1.801	$1.465	$1.031
Accumulation Unit Value at end of period	$2.898	$3.440	$3.074	$2.764	$2.837	$2.658	$2.001	$1.624	$1.801	$1.465
Number of Accumulation Units outstanding at end of period (in thousands)	332	416	455	483	632	738	839	901	1,048	1,168
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$3.412	$3.051	$2.743	$2.818	$2.642	$1.990	$1.616	$1.793	$1.459	$1.027
Accumulation Unit Value at end of period	$2.872	$3.412	$3.051	$2.743	$2.818	$2.642	$1.990	$1.616	$1.793	$1.459
Number of Accumulation Units outstanding at end of period (in thousands)	542	598	783	843	1,025	1,101	1,251	1,553	2,029	2,123
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$3.327	$2.980	$2.684	$2.760	$2.592	$1.955	$1.590	$1.767	$1.440	$1.015
Accumulation Unit Value at end of period	$2.797	$3.327	$2.980	$2.684	$2.760	$2.592	$1.955	$1.590	$1.767	$1.440
Number of Accumulation Units outstanding at end of period (in thousands)	1,235	1,702	2,085	2,448	2,864	3,620	4,632	6,168	8,242	11,298
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$3.327	$2.980	$2.684	$2.760	$2.592	$1.955	$1.590	$1.767	$1.440	$1.015
Accumulation Unit Value at end of period	$2.797	$3.327	$2.980	$2.684	$2.760	$2.592	$1.955	$1.590	$1.767	$1.440
Number of Accumulation Units outstanding at end of period (in thousands)	1,235	1,702	2,085	2,448	2,864	3,620	4,632	6,168	8,242	11,298
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$3.251	$2.916	$2.630	$2.709	$2.548	$1.925	$1.568	$1.745	$1.424	$1.005
Accumulation Unit Value at end of period	$2.729	$3.251	$2.916	$2.630	$2.709	$2.548	$1.925	$1.568	$1.745	$1.424
Number of Accumulation Units outstanding at end of period (in thousands)	470	637	744	852	1,165	1,717	2,817	3,543	4,665	5,495
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$3.251	$2.916	$2.630	$2.709	$2.548	$1.925	$1.568	$1.745	$1.424	$1.005
Accumulation Unit Value at end of period	$2.729	$3.251	$2.916	$2.630	$2.709	$2.548	$1.925	$1.568	$1.745	$1.424
Number of Accumulation Units outstanding at end of period (in thousands)	470	637	744	852	1,165	1,717	2,817	3,543	4,665	5,495
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$3.226	$2.895	$2.613	$2.693	$2.533	$1.915	$1.560	$1.737	$1.419	$1.002
Accumulation Unit Value at end of period	$2.707	$3.226	$2.895	$2.613	$2.693	$2.533	$1.915	$1.560	$1.737	$1.419
Number of Accumulation Units outstanding at end of period (in thousands)	196	234	427	435	443	553	713	858	1,363	1,814

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$3.169	$2.847	$2.571	$2.653	$2.499	$1.890	$1.542	$1.719	$1.405	$0.993
Accumulation Unit Value at end of period	$2.656	$3.169	$2.847	$2.571	$2.653	$2.499	$1.890	$1.542	$1.719	$1.405
Number of Accumulation Units outstanding at end of period (in thousands)	1,456	1,433	1,504	1,571	1,643	1,938	1,819	2,102	2,179	944
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$3.152	$2.833	$2.560	$2.643	$2.490	$1.885	$1.538	$1.716	$1.403	$0.992
Accumulation Unit Value at end of period	$2.641	$3.152	$2.833	$2.560	$2.643	$2.490	$1.885	$1.538	$1.716	$1.403
Number of Accumulation Units outstanding at end of period (in thousands)	141	225	297	403	470	600	953	1,143	1,516	1,573
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$3.152	$2.833	$2.560	$2.643	$2.490	$1.885	$1.538	$1.716	$1.403	$0.992
Accumulation Unit Value at end of period	$2.641	$3.152	$2.833	$2.560	$2.643	$2.490	$1.885	$1.538	$1.716	$1.403
Number of Accumulation Units outstanding at end of period (in thousands)	141	225	297	403	470	600	953	1,143	1,516	1,573
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$3.118	$2.804	$2.535	$2.618	$2.469	$1.869	$1.526	$1.703	$1.394	$0.986
Accumulation Unit Value at end of period	$2.611	$3.118	$2.804	$2.535	$2.618	$2.469	$1.869	$1.526	$1.703	$1.394
Number of Accumulation Units outstanding at end of period (in thousands)	1,429	1,554	1,582	1,738	1,769	1,587	975	1,085	1,089	618
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$3.073	$2.766	$2.503	$2.588	$2.442	$1.851	$1.513	$1.690	$1.384	$0.980
Accumulation Unit Value at end of period	$2.571	$3.073	$2.766	$2.503	$2.588	$2.442	$1.851	$1.513	$1.690	$1.384
Number of Accumulation Units outstanding at end of period (in thousands)	20	22	24	25	28	37	49	50	57	62
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$3.046	$2.743	$2.484	$2.569	$2.426	$1.840	$1.504	$1.681	$1.378	$0.976
Accumulation Unit Value at end of period	$2.547	$3.046	$2.743	$2.484	$2.569	$2.426	$1.840	$1.504	$1.681	$1.378
Number of Accumulation Units outstanding at end of period (in thousands)	30	37	39	40	50	61	28	28	34	8
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$3.024	$2.724	$2.468	$2.554	$2.413	$1.831	$1.498	$1.675	$1.373	$0.973
Accumulation Unit Value at end of period	$2.527	$3.024	$2.724	$2.468	$2.554	$2.413	$1.831	$1.498	$1.675	$1.373
Number of Accumulation Units outstanding at end of period (in thousands)	220	242	253	272	242	303	233	191	169	25
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.961	$2.671	$2.424	$2.512	$2.377	$1.806	$1.480	$1.657	$1.361	$0.966
Accumulation Unit Value at end of period	$2.471	$2.961	$2.671	$2.424	$2.512	$2.377	$1.806	$1.480	$1.657	$1.361
Number of Accumulation Units outstanding at end of period (in thousands)	12	13	13	24	22	20	67	59	3	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Small Cap Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$3.459	$2.917	$2.628	$2.676	$2.560	$1.790	$1.544	$1.541	$1.143	$0.855
Accumulation Unit Value at end of period	$3.016	$3.459	$2.917	$2.628	$2.676	$2.560	$1.790	$1.544	$1.541	$1.143
Number of Accumulation Units outstanding at end of period (in thousands)	4,473	4,970	5,372	5,986	7,144	8,976	9,211	11,762	13,521	17,037

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$3.379	$2.853	$2.575	$2.626	$2.516	$1.761	$1.521	$1.521	$1.130	$0.846
Accumulation Unit Value at end of period	$2.942	$3.379	$2.853	$2.575	$2.626	$2.516	$1.761	$1.521	$1.521	$1.130
Number of Accumulation Units outstanding at end of period (in thousands)	141	178	202	233	289	352	438	434	517	626
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$3.352	$2.833	$2.557	$2.609	$2.501	$1.752	$1.514	$1.515	$1.125	$0.843
Accumulation Unit Value at end of period	$2.917	$3.352	$2.833	$2.557	$2.609	$2.501	$1.752	$1.514	$1.515	$1.125
Number of Accumulation Units outstanding at end of period (in thousands)	551	564	598	649	716	826	943	1,211	1,592	1,802
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$3.274	$2.771	$2.505	$2.560	$2.458	$1.724	$1.492	$1.495	$1.112	$0.835
Accumulation Unit Value at end of period	$2.845	$3.274	$2.771	$2.505	$2.560	$2.458	$1.724	$1.492	$1.495	$1.112
Number of Accumulation Units outstanding at end of period (in thousands)	441	506	621	744	868	1,125	1,660	2,367	3,235	4,899
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$3.274	$2.771	$2.505	$2.560	$2.458	$1.724	$1.492	$1.495	$1.112	$0.835
Accumulation Unit Value at end of period	$2.845	$3.274	$2.771	$2.505	$2.560	$2.458	$1.724	$1.492	$1.495	$1.112
Number of Accumulation Units outstanding at end of period (in thousands)	441	506	621	744	868	1,125	1,660	2,367	3,235	4,899
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$3.199	$2.712	$2.456	$2.513	$2.416	$1.697	$1.471	$1.476	$1.100	$0.827
Accumulation Unit Value at end of period	$2.776	$3.199	$2.712	$2.456	$2.513	$2.416	$1.697	$1.471	$1.476	$1.100
Number of Accumulation Units outstanding at end of period (in thousands)	158	197	229	331	445	605	1,198	1,679	1,917	2,401
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$3.199	$2.712	$2.456	$2.513	$2.416	$1.697	$1.471	$1.476	$1.100	$0.827
Accumulation Unit Value at end of period	$2.776	$3.199	$2.712	$2.456	$2.513	$2.416	$1.697	$1.471	$1.476	$1.100
Number of Accumulation Units outstanding at end of period (in thousands)	158	197	229	331	445	605	1,198	1,679	1,917	2,401
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$3.175	$2.692	$2.439	$2.497	$2.402	$1.688	$1.464	$1.470	$1.096	$0.824
Accumulation Unit Value at end of period	$2.753	$3.175	$2.692	$2.439	$2.497	$2.402	$1.688	$1.464	$1.470	$1.096
Number of Accumulation Units outstanding at end of period (in thousands)	125	134	141	157	170	237	331	504	1,036	1,006
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$31.738	$26.939	$24.432	$25.038	$24.111	$16.962	$14.726	$14.798	$11.044	$8.314
Accumulation Unit Value at end of period	$27.497	$31.738	$26.939	$24.432	$25.038	$24.111	$16.962	$14.726	$14.798	$11.044
Number of Accumulation Units outstanding at end of period (in thousands)	155	178	189	184	192	202	209	246	207	74
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$3.102	$2.634	$2.391	$2.451	$2.361	$1.662	$1.444	$1.452	$1.084	$0.816
Accumulation Unit Value at end of period	$2.686	$3.102	$2.634	$2.391	$2.451	$2.361	$1.662	$1.444	$1.452	$1.084
Number of Accumulation Units outstanding at end of period (in thousands)	218	250	293	338	429	485	803	1,282	1,777	1,925
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$3.102	$2.634	$2.391	$2.451	$2.361	$1.662	$1.444	$1.452	$1.084	$0.816
Accumulation Unit Value at end of period	$2.686	$3.102	$2.634	$2.391	$2.451	$2.361	$1.662	$1.444	$1.452	$1.084
Number of Accumulation Units outstanding at end of period (in thousands)	218	250	293	338	429	485	803	1,282	1,777	1,925

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$3.077	$2.614	$2.373	$2.434	$2.347	$1.652	$1.436	$1.445	$1.079	$0.813
Accumulation Unit Value at end of period	$2.663	$3.077	$2.614	$2.373	$2.434	$2.347	$1.652	$1.436	$1.445	$1.079
Number of Accumulation Units outstanding at end of period (in thousands)	813	810	837	745	797	883	575	659	484	458
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$3.031	$2.578	$2.343	$2.406	$2.322	$1.636	$1.424	$1.433	$1.072	$0.809
Accumulation Unit Value at end of period	$2.621	$3.031	$2.578	$2.343	$2.406	$2.322	$1.636	$1.424	$1.433	$1.072
Number of Accumulation Units outstanding at end of period (in thousands)	18	19	19	19	19	23	25	26	25	24
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$3.005	$2.557	$2.325	$2.389	$2.306	$1.626	$1.415	$1.426	$1.067	$0.805
Accumulation Unit Value at end of period	$2.597	$3.005	$2.557	$2.325	$2.389	$2.306	$1.626	$1.415	$1.426	$1.067
Number of Accumulation Units outstanding at end of period (in thousands)	31	34	35	36	53	96	31	31	33	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.983	$2.540	$2.310	$2.375	$2.294	$1.618	$1.409	$1.420	$1.063	$0.803
Accumulation Unit Value at end of period	$2.577	$2.983	$2.540	$2.310	$2.375	$2.294	$1.618	$1.409	$1.420	$1.063
Number of Accumulation Units outstanding at end of period (in thousands)	193	225	241	248	160	210	141	117	127	12
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.921	$2.491	$2.269	$2.336	$2.259	$1.597	$1.392	$1.406	$1.054	$0.797
Accumulation Unit Value at end of period	$2.519	$2.921	$2.491	$2.269	$2.336	$2.259	$1.597	$1.392	$1.406	$1.054
Number of Accumulation Units outstanding at end of period (in thousands)	12	14	15	16	14	10	24	25	10	10

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Small Company HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$4.996	$4.003	$3.972	$4.382	$4.144	$2.907	$2.545	$2.667	$2.175	$1.704
Accumulation Unit Value at end of period	$4.725	$4.996	$4.003	$3.972	$4.382	$4.144	$2.907	$2.545	$2.667	$2.175
Number of Accumulation Units outstanding at end of period (in thousands)	9,467	10,920	11,757	13,459	15,124	17,509	21,338	25,306	29,587	35,218
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$4.858	$3.899	$3.874	$4.281	$4.054	$2.848	$2.497	$2.621	$2.141	$1.679
Accumulation Unit Value at end of period	$4.588	$4.858	$3.899	$3.874	$4.281	$4.054	$2.848	$2.497	$2.621	$2.141
Number of Accumulation Units outstanding at end of period (in thousands)	321	366	392	460	503	578	723	818	970	1,170
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$4.830	$3.878	$3.856	$4.262	$4.039	$2.838	$2.490	$2.614	$2.137	$1.677
Accumulation Unit Value at end of period	$4.559	$4.830	$3.878	$3.856	$4.262	$4.039	$2.838	$2.490	$2.614	$2.137
Number of Accumulation Units outstanding at end of period (in thousands)	201	210	247	264	282	364	557	659	781	967
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$4.696	$3.777	$3.761	$4.163	$3.951	$2.781	$2.443	$2.569	$2.103	$1.653
Accumulation Unit Value at end of period	$4.426	$4.696	$3.777	$3.761	$4.163	$3.951	$2.781	$2.443	$2.569	$2.103
Number of Accumulation Units outstanding at end of period (in thousands)	276	367	451	519	628	818	1,070	1,402	1,879	2,555

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$4.696	$3.777	$3.761	$4.163	$3.951	$2.781	$2.443	$2.569	$2.103	$1.653
Accumulation Unit Value at end of period	$4.426	$4.696	$3.777	$3.761	$4.163	$3.951	$2.781	$2.443	$2.569	$2.103
Number of Accumulation Units outstanding at end of period (in thousands)	276	367	451	519	628	818	1,070	1,402	1,879	2,555
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$4.589	$3.696	$3.686	$4.086	$3.884	$2.737	$2.409	$2.537	$2.080	$1.637
Accumulation Unit Value at end of period	$4.318	$4.589	$3.696	$3.686	$4.086	$3.884	$2.737	$2.409	$2.537	$2.080
Number of Accumulation Units outstanding at end of period (in thousands)	85	107	129	164	246	392	842	1,229	1,603	1,972
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$4.589	$3.696	$3.686	$4.086	$3.884	$2.737	$2.409	$2.537	$2.080	$1.637
Accumulation Unit Value at end of period	$4.318	$4.589	$3.696	$3.686	$4.086	$3.884	$2.737	$2.409	$2.537	$2.080
Number of Accumulation Units outstanding at end of period (in thousands)	85	107	129	164	246	392	842	1,229	1,603	1,972
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$4.554	$3.669	$3.661	$4.061	$3.862	$2.723	$2.398	$2.526	$2.072	$1.632
Accumulation Unit Value at end of period	$4.283	$4.554	$3.669	$3.661	$4.061	$3.862	$2.723	$2.398	$2.526	$2.072
Number of Accumulation Units outstanding at end of period (in thousands)	36	51	82	85	83	124	159	199	344	474
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$3.158	$2.547	$2.544	$2.825	$2.689	$1.898	$1.673	$1.764	$1.448	$1.142
Accumulation Unit Value at end of period	$2.967	$3.158	$2.547	$2.544	$2.825	$2.689	$1.898	$1.673	$1.764	$1.448
Number of Accumulation Units outstanding at end of period (in thousands)	544	618	546	619	647	776	801	844	1,023	597
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$4.450	$3.591	$3.588	$3.986	$3.796	$2.681	$2.364	$2.494	$2.049	$1.616
Accumulation Unit Value at end of period	$4.179	$4.450	$3.591	$3.588	$3.986	$3.796	$2.681	$2.364	$2.494	$2.049
Number of Accumulation Units outstanding at end of period (in thousands)	22	36	49	65	79	122	168	220	306	338
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$4.450	$3.591	$3.588	$3.986	$3.796	$2.681	$2.364	$2.494	$2.049	$1.616
Accumulation Unit Value at end of period	$4.179	$4.450	$3.591	$3.588	$3.986	$3.796	$2.681	$2.364	$2.494	$2.049
Number of Accumulation Units outstanding at end of period (in thousands)	22	36	49	65	79	122	168	220	306	338
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$3.107	$2.509	$2.508	$2.788	$2.656	$1.877	$1.656	$1.748	$1.437	$1.134
Accumulation Unit Value at end of period	$2.917	$3.107	$2.509	$2.508	$2.788	$2.656	$1.877	$1.656	$1.748	$1.437
Number of Accumulation Units outstanding at end of period (in thousands)	588	631	671	782	841	877	324	375	372	276
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$3.062	$2.475	$2.476	$2.755	$2.628	$1.859	$1.641	$1.735	$1.427	$1.127
Accumulation Unit Value at end of period	$2.871	$3.062	$2.475	$2.476	$2.755	$2.628	$1.859	$1.641	$1.735	$1.427
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	4	4	8	27	29	30	34
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$3.035	$2.454	$2.457	$2.735	$2.610	$1.847	$1.632	$1.726	$1.420	$1.122
Accumulation Unit Value at end of period	$2.845	$3.035	$2.454	$2.457	$2.735	$2.610	$1.847	$1.632	$1.726	$1.420

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Number of Accumulation Units outstanding at end of period (in thousands)	2	4	4	5	7	38	14	15	12	13
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$3.013	$2.437	$2.442	$2.719	$2.596	$1.838	$1.625	$1.719	$1.416	$1.119
Accumulation Unit Value at end of period	$2.823	$3.013	$2.437	$2.442	$2.719	$2.596	$1.838	$1.625	$1.719	$1.416
Number of Accumulation Units outstanding at end of period (in thousands)	80	69	47	38	43	48	54	123	91	52
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.950	$2.390	$2.398	$2.675	$2.558	$1.814	$1.606	$1.701	$1.403	$1.111
Accumulation Unit Value at end of period	$2.760	$2.950	$2.390	$2.398	$2.675	$2.558	$1.814	$1.606	$1.701	$1.403
Number of Accumulation Units outstanding at end of period (in thousands)	15	16	20	21	20	17	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Stock HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.639	$10.678	$10.066	$9.921	$9.025	$6.910	$6.117	$6.263	$5.524	$3.952
Accumulation Unit Value at end of period	$12.464	$12.639	$10.678	$10.066	$9.921	$9.025	$6.910	$6.117	$6.263	$5.524
Number of Accumulation Units outstanding at end of period (in thousands)	22,513	25,686	28,999	32,555	36,776	43,503	51,448	60,616	71,316	84,815
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$12.290	$10.399	$9.818	$9.690	$8.829	$6.770	$6.002	$6.154	$5.436	$3.895
Accumulation Unit Value at end of period	$12.101	$12.290	$10.399	$9.818	$9.690	$8.829	$6.770	$6.002	$6.154	$5.436
Number of Accumulation Units outstanding at end of period (in thousands)	486	559	612	708	798	931	1,025	1,231	1,437	1,709
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$12.218	$10.343	$9.770	$9.648	$8.795	$6.747	$5.985	$6.139	$5.426	$3.890
Accumulation Unit Value at end of period	$12.025	$12.218	$10.343	$9.770	$9.648	$8.795	$6.747	$5.985	$6.139	$5.426
Number of Accumulation Units outstanding at end of period (in thousands)	258	328	402	446	516	619	780	1,073	1,327	1,695
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$11.881	$10.073	$9.529	$9.424	$8.603	$6.610	$5.872	$6.033	$5.340	$3.834
Accumulation Unit Value at end of period	$11.675	$11.881	$10.073	$9.529	$9.424	$8.603	$6.610	$5.872	$6.033	$5.340
Number of Accumulation Units outstanding at end of period (in thousands)	410	500	608	738	863	1,064	1,480	1,981	2,679	3,793
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$11.881	$10.073	$9.529	$9.424	$8.603	$6.610	$5.872	$6.033	$5.340	$3.834
Accumulation Unit Value at end of period	$11.675	$11.881	$10.073	$9.529	$9.424	$8.603	$6.610	$5.872	$6.033	$5.340
Number of Accumulation Units outstanding at end of period (in thousands)	410	500	608	738	863	1,064	1,480	1,981	2,679	3,793
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.609	$9.857	$9.339	$9.250	$8.457	$6.508	$5.790	$5.957	$5.281	$3.797
Accumulation Unit Value at end of period	$11.391	$11.609	$9.857	$9.339	$9.250	$8.457	$6.508	$5.790	$5.957	$5.281
Number of Accumulation Units outstanding at end of period (in thousands)	143	185	223	265	362	538	890	1,222	1,654	2,041
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$11.609	$9.857	$9.339	$9.250	$8.457	$6.508	$5.790	$5.957	$5.281	$3.797
Accumulation Unit Value at end of period	$11.391	$11.609	$9.857	$9.339	$9.250	$8.457	$6.508	$5.790	$5.957	$5.281
Number of Accumulation Units outstanding at end of period (in thousands)	143	185	223	265	362	538	890	1,222	1,654	2,041
With Earnings Protection Benefit and Principal First (35 BPS)

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Accumulation Unit Value at beginning of period	$11.520	$9.787	$9.276	$9.193	$8.409	$6.474	$5.763	$5.932	$5.261	$3.785
Accumulation Unit Value at end of period	$11.298	$11.520	$9.787	$9.276	$9.193	$8.409	$6.474	$5.763	$5.932	$5.261
Number of Accumulation Units outstanding at end of period (in thousands)	52	66	68	78	90	114	141	226	388	570
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.924	$1.636	$1.552	$1.540	$1.410	$1.087	$0.968	$0.998	$0.886	$0.638
Accumulation Unit Value at end of period	$1.885	$1.924	$1.636	$1.552	$1.540	$1.410	$1.087	$0.968	$0.998	$0.886
Number of Accumulation Units outstanding at end of period (in thousands)	3,939	4,318	4,614	4,684	5,423	5,905	5,948	6,367	5,329	2,305
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.256	$9.577	$9.092	$9.023	$8.266	$6.374	$5.682	$5.858	$5.203	$3.748
Accumulation Unit Value at end of period	$11.023	$11.256	$9.577	$9.092	$9.023	$8.266	$6.374	$5.682	$5.858	$5.203
Number of Accumulation Units outstanding at end of period (in thousands)	122	144	162	198	233	275	377	571	760	987
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$11.256	$9.577	$9.092	$9.023	$8.266	$6.374	$5.682	$5.858	$5.203	$3.748
Accumulation Unit Value at end of period	$11.023	$11.256	$9.577	$9.092	$9.023	$8.266	$6.374	$5.682	$5.858	$5.203
Number of Accumulation Units outstanding at end of period (in thousands)	122	144	162	198	233	275	377	571	760	987
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.893	$1.612	$1.531	$1.520	$1.393	$1.075	$0.959	$0.989	$0.879	$0.633
Accumulation Unit Value at end of period	$1.853	$1.893	$1.612	$1.531	$1.520	$1.393	$1.075	$0.959	$0.989	$0.879
Number of Accumulation Units outstanding at end of period (in thousands)	2,644	2,692	2,801	3,022	3,050	2,958	1,736	1,793	2,011	1,228
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.866	$1.590	$1.511	$1.502	$1.378	$1.064	$0.950	$0.981	$0.873	$0.630
Accumulation Unit Value at end of period	$1.824	$1.866	$1.590	$1.511	$1.502	$1.378	$1.064	$0.950	$0.981	$0.873
Number of Accumulation Units outstanding at end of period (in thousands)	30	33	35	36	38	46	80	84	93	103
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.849	$1.577	$1.500	$1.491	$1.369	$1.058	$0.945	$0.976	$0.869	$0.627
Accumulation Unit Value at end of period	$1.807	$1.849	$1.577	$1.500	$1.491	$1.369	$1.058	$0.945	$0.976	$0.869
Number of Accumulation Units outstanding at end of period (in thousands)	50	53	50	47	44	37	103	110	114	94
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.836	$1.566	$1.490	$1.483	$1.362	$1.053	$0.941	$0.972	$0.866	$0.625
Accumulation Unit Value at end of period	$1.793	$1.836	$1.566	$1.490	$1.483	$1.362	$1.053	$0.941	$0.972	$0.866
Number of Accumulation Units outstanding at end of period (in thousands)	402	442	462	440	454	538	404	295	361	69
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.798	$1.536	$1.464	$1.458	$1.341	$1.038	$0.929	$0.962	$0.858	$0.621
Accumulation Unit Value at end of period	$1.753	$1.798	$1.536	$1.464	$1.458	$1.341	$1.038	$0.929	$0.962	$0.858
Number of Accumulation Units outstanding at end of period (in thousands)	32	40	49	53	57	58	28	66	56	56

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Total Return Bond HLS Fund
Without Any Optional Benefits

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Accumulation Unit Value at beginning of period	$4.444	$4.279	$4.147	$4.224	$4.039	$4.146	$3.904	$3.695	$3.480	$3.064
Accumulation Unit Value at end of period	$4.353	$4.444	$4.279	$4.147	$4.224	$4.039	$4.146	$3.904	$3.695	$3.480
Number of Accumulation Units outstanding at end of period (in thousands)	22,712	24,847	27,078	30,761	35,536	41,394	52,669	60,468	69,740	77,958
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$4.321	$4.167	$4.044	$4.125	$3.951	$4.062	$3.831	$3.631	$3.425	$3.020
Accumulation Unit Value at end of period	$4.227	$4.321	$4.167	$4.044	$4.125	$3.951	$4.062	$3.831	$3.631	$3.425
Number of Accumulation Units outstanding at end of period (in thousands)	546	827	918	1,011	1,176	1,334	1,779	1,988	2,382	2,571
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$4.296	$4.145	$4.025	$4.108	$3.936	$4.049	$3.820	$3.622	$3.418	$3.016
Accumulation Unit Value at end of period	$4.200	$4.296	$4.145	$4.025	$4.108	$3.936	$4.049	$3.820	$3.622	$3.418
Number of Accumulation Units outstanding at end of period (in thousands)	816	946	1,035	1,157	1,376	1,614	2,092	2,829	3,608	3,865
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$4.178	$4.037	$3.925	$4.012	$3.850	$3.966	$3.748	$3.560	$3.364	$2.972
Accumulation Unit Value at end of period	$4.078	$4.178	$4.037	$3.925	$4.012	$3.850	$3.966	$3.748	$3.560	$3.364
Number of Accumulation Units outstanding at end of period (in thousands)	1,516	1,741	2,006	2,458	3,025	3,896	5,206	6,832	9,376	13,047
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$4.178	$4.037	$3.925	$4.012	$3.850	$3.966	$3.748	$3.560	$3.364	$2.972
Accumulation Unit Value at end of period	$4.078	$4.178	$4.037	$3.925	$4.012	$3.850	$3.966	$3.748	$3.560	$3.364
Number of Accumulation Units outstanding at end of period (in thousands)	1,516	1,741	2,006	2,458	3,025	3,896	5,206	6,832	9,376	13,047
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$4.082	$3.950	$3.847	$3.938	$3.785	$3.905	$3.695	$3.515	$3.327	$2.944
Accumulation Unit Value at end of period	$3.979	$4.082	$3.950	$3.847	$3.938	$3.785	$3.905	$3.695	$3.515	$3.327
Number of Accumulation Units outstanding at end of period (in thousands)	607	739	952	1,210	1,583	2,469	3,908	4,584	6,012	7,718
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$4.082	$3.950	$3.847	$3.938	$3.785	$3.905	$3.695	$3.515	$3.327	$2.944
Accumulation Unit Value at end of period	$3.979	$4.082	$3.950	$3.847	$3.938	$3.785	$3.905	$3.695	$3.515	$3.327
Number of Accumulation Units outstanding at end of period (in thousands)	607	739	952	1,210	1,583	2,469	3,908	4,584	6,012	7,718
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$4.051	$3.922	$3.821	$3.914	$3.763	$3.885	$3.678	$3.500	$3.315	$2.934
Accumulation Unit Value at end of period	$3.946	$4.051	$3.922	$3.821	$3.914	$3.763	$3.885	$3.678	$3.500	$3.315
Number of Accumulation Units outstanding at end of period (in thousands)	388	437	425	477	569	661	836	1,105	1,912	2,635
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.122	$16.594	$16.185	$16.593	$15.971	$16.502	$15.640	$14.898	$14.123	$12.515
Accumulation Unit Value at end of period	$16.664	$17.122	$16.594	$16.185	$16.593	$15.971	$16.502	$15.640	$14.898	$14.123
Number of Accumulation Units outstanding at end of period (in thousands)	867	901	948	998	1,147	1,059	1,193	1,249	1,348	591
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$3.958	$3.838	$3.745	$3.842	$3.699	$3.824	$3.626	$3.456	$3.278	$2.906
Accumulation Unit Value at end of period	$3.850	$3.958	$3.838	$3.745	$3.842	$3.699	$3.824	$3.626	$3.456	$3.278
Number of Accumulation Units outstanding at end of period (in thousands)	450	516	533	620	763	1,012	1,412	2,186	3,258	3,361
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$3.958	$3.838	$3.745	$3.842	$3.699	$3.824	$3.626	$3.456	$3.278	$2.906

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Accumulation Unit Value at end of period	$3.850	$3.958	$3.838	$3.745	$3.842	$3.699	$3.824	$3.626	$3.456	$3.278
Number of Accumulation Units outstanding at end of period (in thousands)	450	516	533	620	763	1,012	1,412	2,186	3,258	3,361
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.778	$1.725	$1.684	$1.729	$1.665	$1.723	$1.634	$1.558	$1.479	$1.312
Accumulation Unit Value at end of period	$1.729	$1.778	$1.725	$1.684	$1.729	$1.665	$1.723	$1.634	$1.558	$1.479
Number of Accumulation Units outstanding at end of period (in thousands)	3,168	3,202	3,186	3,523	3,564	3,319	2,561	2,636	2,794	1,783
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.752	$1.702	$1.663	$1.709	$1.648	$1.706	$1.620	$1.546	$1.469	$1.304
Accumulation Unit Value at end of period	$1.702	$1.752	$1.702	$1.663	$1.709	$1.648	$1.706	$1.620	$1.546	$1.469
Number of Accumulation Units outstanding at end of period (in thousands)	62	71	83	124	127	124	129	134	244	185
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.737	$1.688	$1.650	$1.696	$1.637	$1.695	$1.611	$1.538	$1.462	$1.299
Accumulation Unit Value at end of period	$1.686	$1.737	$1.688	$1.650	$1.696	$1.637	$1.695	$1.611	$1.538	$1.462
Number of Accumulation Units outstanding at end of period (in thousands)	101	128	80	88	118	134	117	128	108	93
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.724	$1.676	$1.640	$1.686	$1.628	$1.687	$1.604	$1.532	$1.457	$1.295
Accumulation Unit Value at end of period	$1.673	$1.724	$1.676	$1.640	$1.686	$1.628	$1.687	$1.604	$1.532	$1.457
Number of Accumulation Units outstanding at end of period (in thousands)	621	651	717	718	550	761	1,020	1,036	951	209
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.689	$1.644	$1.611	$1.659	$1.604	$1.664	$1.585	$1.516	$1.444	$1.285
Accumulation Unit Value at end of period	$1.636	$1.689	$1.644	$1.611	$1.659	$1.604	$1.664	$1.585	$1.516	$1.444
Number of Accumulation Units outstanding at end of period (in thousands)	42	42	42	67	68	58	237	214	28	19

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford U.S. Government Securities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.251	$1.251	$1.247	$1.243	$1.224	$1.261	$1.231	$1.189	$1.160	$1.136
Accumulation Unit Value at end of period	$1.246	$1.251	$1.251	$1.247	$1.243	$1.224	$1.261	$1.231	$1.189	$1.160
Number of Accumulation Units outstanding at end of period (in thousands)	22,495	25,151	28,019	31,669	35,616	42,640	54,228	63,613	75,317	86,272
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.222	$1.223	$1.222	$1.220	$1.203	$1.241	$1.214	$1.174	$1.147	$1.125
Accumulation Unit Value at end of period	$1.215	$1.222	$1.223	$1.222	$1.220	$1.203	$1.241	$1.214	$1.174	$1.147
Number of Accumulation Units outstanding at end of period (in thousands)	534	741	1,084	1,242	1,735	1,643	2,281	3,221	2,542	3,064
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$1.213	$1.214	$1.213	$1.212	$1.196	$1.234	$1.208	$1.169	$1.142	$1.121
Accumulation Unit Value at end of period	$1.205	$1.213	$1.214	$1.213	$1.212	$1.196	$1.234	$1.208	$1.169	$1.142
Number of Accumulation Units outstanding at end of period (in thousands)	886	925	1,138	1,227	1,428	1,489	2,068	2,247	2,941	3,479
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.185	$1.188	$1.189	$1.189	$1.176	$1.215	$1.191	$1.153	$1.129	$1.110
Accumulation Unit Value at end of period	$1.176	$1.185	$1.188	$1.189	$1.189	$1.176	$1.215	$1.191	$1.153	$1.129
Number of Accumulation Units outstanding at end of period (in thousands)	2,924	3,583	4,383	5,691	6,703	7,840	9,768	11,737	15,609	21,431

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.185	$1.188	$1.189	$1.189	$1.176	$1.215	$1.191	$1.153	$1.129	$1.110
Accumulation Unit Value at end of period	$1.176	$1.185	$1.188	$1.189	$1.189	$1.176	$1.215	$1.191	$1.153	$1.129
Number of Accumulation Units outstanding at end of period (in thousands)	2,924	3,583	4,383	5,691	6,703	7,840	9,768	11,737	15,609	21,431
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.157	$1.163	$1.165	$1.167	$1.156	$1.196	$1.174	$1.139	$1.117	$1.099
Accumulation Unit Value at end of period	$1.147	$1.157	$1.163	$1.165	$1.167	$1.156	$1.196	$1.174	$1.139	$1.117
Number of Accumulation Units outstanding at end of period (in thousands)	761	1,114	1,312	1,502	2,134	3,005	4,804	5,564	7,454	9,770
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.157	$1.163	$1.165	$1.167	$1.156	$1.196	$1.174	$1.139	$1.117	$1.099
Accumulation Unit Value at end of period	$1.147	$1.157	$1.163	$1.165	$1.167	$1.156	$1.196	$1.174	$1.139	$1.117
Number of Accumulation Units outstanding at end of period (in thousands)	761	1,114	1,312	1,502	2,134	3,005	4,804	5,564	7,454	9,770
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.149	$1.154	$1.157	$1.160	$1.149	$1.190	$1.168	$1.134	$1.113	$1.096
Accumulation Unit Value at end of period	$1.138	$1.149	$1.154	$1.157	$1.160	$1.149	$1.190	$1.168	$1.134	$1.113
Number of Accumulation Units outstanding at end of period (in thousands)	327	363	356	446	459	665	899	1,154	1,928	2,580
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.131	$1.138	$1.142	$1.146	$1.136	$1.178	$1.157	$1.125	$1.104	$1.089
Accumulation Unit Value at end of period	$1.119	$1.131	$1.138	$1.142	$1.146	$1.136	$1.178	$1.157	$1.125	$1.104
Number of Accumulation Units outstanding at end of period (in thousands)	3,315	3,018	3,105	3,516	3,573	3,704	4,192	4,113	4,416	1,739
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.122	$1.130	$1.134	$1.139	$1.129	$1.171	$1.152	$1.120	$1.100	$1.085
Accumulation Unit Value at end of period	$1.110	$1.122	$1.130	$1.134	$1.139	$1.129	$1.171	$1.152	$1.120	$1.100
Number of Accumulation Units outstanding at end of period (in thousands)	672	755	800	934	1,160	1,287	1,737	2,467	3,313	3,579
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.122	$1.130	$1.134	$1.139	$1.129	$1.171	$1.152	$1.120	$1.100	$1.085
Accumulation Unit Value at end of period	$1.110	$1.122	$1.130	$1.134	$1.139	$1.129	$1.171	$1.152	$1.120	$1.100
Number of Accumulation Units outstanding at end of period (in thousands)	672	755	800	934	1,160	1,287	1,737	2,467	3,313	3,579
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.113	$1.121	$1.126	$1.131	$1.122	$1.165	$1.146	$1.115	$1.096	$1.081
Accumulation Unit Value at end of period	$1.100	$1.113	$1.121	$1.126	$1.131	$1.122	$1.165	$1.146	$1.115	$1.096
Number of Accumulation Units outstanding at end of period (in thousands)	1,033	1,188	1,137	1,389	1,479	1,239	1,027	1,208	1,160	959
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.097	$1.105	$1.112	$1.118	$1.110	$1.153	$1.136	$1.106	$1.088	$1.075
Accumulation Unit Value at end of period	$1.083	$1.097	$1.105	$1.112	$1.118	$1.110	$1.153	$1.136	$1.106	$1.088
Number of Accumulation Units outstanding at end of period (in thousands)	49	51	53	54	58	61	71	72	135	96
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.087	$1.096	$1.103	$1.110	$1.103	$1.146	$1.129	$1.100	$1.083	$1.070
Accumulation Unit Value at end of period	$1.073	$1.087	$1.096	$1.103	$1.110	$1.103	$1.146	$1.129	$1.100	$1.083

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Number of Accumulation Units outstanding at end of period (in thousands)	48	50	26	27	43	43	85	90	103	49
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.079	$1.089	$1.096	$1.103	$1.097	$1.141	$1.124	$1.096	$1.079	$1.067
Accumulation Unit Value at end of period	$1.065	$1.079	$1.089	$1.096	$1.103	$1.097	$1.141	$1.124	$1.096	$1.079
Number of Accumulation Units outstanding at end of period (in thousands)	144	164	171	176	169	209	452	658	433	162
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.057	$1.068	$1.077	$1.085	$1.081	$1.125	$1.111	$1.084	$1.070	$1.059
Accumulation Unit Value at end of period	$1.041	$1.057	$1.068	$1.077	$1.085	$1.081	$1.125	$1.111	$1.084	$1.070
Number of Accumulation Units outstanding at end of period (in thousands)	28	37	42	42	41	42	30	29	24	13

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Ultrashort Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.906	$1.910	$1.916	$1.938	$1.960	$1.985	$2.010	$2.035	$2.060	$2.085
Accumulation Unit Value at end of period	$1.912	$1.906	$1.910	$1.916	$1.938	$1.960	$1.985	$2.010	$2.035	$2.060
Number of Accumulation Units outstanding at end of period (in thousands)	13,112	14,560	16,471	18,714	21,823	30,278	37,059	47,022	54,713	74,733
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.853	$1.860	$1.869	$1.893	$1.917	$1.944	$1.972	$2.000	$2.028	$2.055
Accumulation Unit Value at end of period	$1.856	$1.853	$1.860	$1.869	$1.893	$1.917	$1.944	$1.972	$2.000	$2.028
Number of Accumulation Units outstanding at end of period (in thousands)	1,384	1,487	1,581	1,621	1,689	1,727	1,185	1,434	1,667	1,830
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$1.842	$1.850	$1.860	$1.884	$1.910	$1.938	$1.966	$1.995	$2.024	$2.052
Accumulation Unit Value at end of period	$1.844	$1.842	$1.850	$1.860	$1.884	$1.910	$1.938	$1.966	$1.995	$2.024
Number of Accumulation Units outstanding at end of period (in thousands)	604	617	621	673	732	928	1,026	1,504	2,048	2,448
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.791	$1.802	$1.814	$1.841	$1.868	$1.898	$1.929	$1.960	$1.992	$2.023
Accumulation Unit Value at end of period	$1.791	$1.791	$1.802	$1.814	$1.841	$1.868	$1.898	$1.929	$1.960	$1.992
Number of Accumulation Units outstanding at end of period (in thousands)	541	644	749	909	1,093	1,526	2,292	2,651	3,434	6,085
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.791	$1.802	$1.814	$1.841	$1.868	$1.898	$1.929	$1.960	$1.992	$2.023
Accumulation Unit Value at end of period	$1.791	$1.791	$1.802	$1.814	$1.841	$1.868	$1.898	$1.929	$1.960	$1.992
Number of Accumulation Units outstanding at end of period (in thousands)	541	644	749	909	1,093	1,526	2,292	2,651	3,434	6,085
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.750	$1.763	$1.777	$1.807	$1.837	$1.869	$1.902	$1.936	$1.970	$2.003
Accumulation Unit Value at end of period	$1.747	$1.750	$1.763	$1.777	$1.807	$1.837	$1.869	$1.902	$1.936	$1.970
Number of Accumulation Units outstanding at end of period (in thousands)	249	345	530	628	592	1,137	1,487	1,974	2,314	3,355
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.750	$1.763	$1.777	$1.807	$1.837	$1.869	$1.902	$1.936	$1.970	$2.003
Accumulation Unit Value at end of period	$1.747	$1.750	$1.763	$1.777	$1.807	$1.837	$1.869	$1.902	$1.936	$1.970
Number of Accumulation Units outstanding at end of period (in thousands)	249	345	530	628	592	1,137	1,487	1,974	2,314	3,355
With Earnings Protection Benefit and Principal First (35 BPS)

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Accumulation Unit Value at beginning of period	$1.737	$1.751	$1.766	$1.795	$1.826	$1.859	$1.893	$1.928	$1.963	$1.997
Accumulation Unit Value at end of period	$1.733	$1.737	$1.751	$1.766	$1.795	$1.826	$1.859	$1.893	$1.928	$1.963
Number of Accumulation Units outstanding at end of period (in thousands)	92	128	147	167	339	412	600	551	981	1,288
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$0.926	$0.935	$0.944	$0.960	$0.978	$0.997	$1.016	$1.035	$1.055	$1.075
Accumulation Unit Value at end of period	$0.923	$0.926	$0.935	$0.944	$0.960	$0.978	$0.997	$1.016	$1.035	$1.055
Number of Accumulation Units outstanding at end of period (in thousands)	2,713	1,927	2,107	2,643	2,899	3,049	3,758	4,353	5,052	3,514
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.697	$1.713	$1.730	$1.762	$1.795	$1.830	$1.867	$1.903	$1.941	$1.978
Accumulation Unit Value at end of period	$1.691	$1.697	$1.713	$1.730	$1.762	$1.795	$1.830	$1.867	$1.903	$1.941
Number of Accumulation Units outstanding at end of period (in thousands)	225	171	214	202	257	377	512	789	1,181	1,365
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.697	$1.713	$1.730	$1.762	$1.795	$1.830	$1.867	$1.903	$1.941	$1.978
Accumulation Unit Value at end of period	$1.691	$1.697	$1.713	$1.730	$1.762	$1.795	$1.830	$1.867	$1.903	$1.941
Number of Accumulation Units outstanding at end of period (in thousands)	225	171	214	202	257	377	512	789	1,181	1,365
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$0.990	$0.999	$1.010	$1.029	$1.049	$1.070	$1.092	$1.114	$1.136	$1.158
Accumulation Unit Value at end of period	$0.985	$0.990	$0.999	$1.010	$1.029	$1.049	$1.070	$1.092	$1.114	$1.136
Number of Accumulation Units outstanding at end of period (in thousands)	352	355	369	440	310	401	370	412	321	1,039
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$0.947	$0.957	$0.968	$0.987	$1.007	$1.029	$1.051	$1.073	$1.096	$1.118
Accumulation Unit Value at end of period	$0.942	$0.947	$0.957	$0.968	$0.987	$1.007	$1.029	$1.051	$1.073	$1.096
Number of Accumulation Units outstanding at end of period (in thousands)	22	22	22	22	22	24	47	51	51	52
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$0.967	$0.978	$0.989	$1.010	$1.031	$1.053	$1.076	$1.099	$1.123	$1.147
Accumulation Unit Value at end of period	$0.961	$0.967	$0.978	$0.989	$1.010	$1.031	$1.053	$1.076	$1.099	$1.123
Number of Accumulation Units outstanding at end of period (in thousands)	17	17	17	17	17	—	—	4	31	19
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$0.960	$0.971	$0.983	$1.004	$1.025	$1.048	$1.071	$1.095	$1.119	$1.143
Accumulation Unit Value at end of period	$0.953	$0.960	$0.971	$0.983	$1.004	$1.025	$1.048	$1.071	$1.095	$1.119
Number of Accumulation Units outstanding at end of period (in thousands)	146	156	199	203	242	221	244	474	418	310
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$0.904	$0.917	$0.929	$0.950	$0.972	$0.995	$1.019	$1.043	$1.068	$1.092
Accumulation Unit Value at end of period	$0.897	$0.904	$0.917	$0.929	$0.950	$0.972	$0.995	$1.019	$1.043	$1.068
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	12	13	14	15	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Value HLS Fund
Without Any Optional Benefits

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Accumulation Unit Value at beginning of period	$2.611	$2.291	$2.040	$2.131	$1.938	$1.487	$1.287	$1.329	$1.174	$0.956
Accumulation Unit Value at end of period	$2.316	$2.611	$2.291	$2.040	$2.131	$1.938	$1.487	$1.287	$1.329	$1.174
Number of Accumulation Units outstanding at end of period (in thousands)	12,066	13,359	14,962	16,673	19,322	23,693	28,727	34,991	44,033	18,171
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$2.547	$2.237	$1.996	$2.088	$1.901	$1.461	$1.267	$1.310	$1.159	$0.945
Accumulation Unit Value at end of period	$2.256	$2.547	$2.237	$1.996	$2.088	$1.901	$1.461	$1.267	$1.310	$1.159
Number of Accumulation Units outstanding at end of period (in thousands)	459	556	703	763	834	937	941	1,139	1,431	677
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$2.526	$2.220	$1.981	$2.074	$1.889	$1.453	$1.260	$1.304	$1.154	$0.941
Accumulation Unit Value at end of period	$2.236	$2.526	$2.220	$1.981	$2.074	$1.889	$1.453	$1.260	$1.304	$1.154
Number of Accumulation Units outstanding at end of period (in thousands)	665	772	793	831	922	1,007	1,184	1,518	2,225	926
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.463	$2.168	$1.938	$2.032	$1.854	$1.428	$1.240	$1.285	$1.139	$0.931
Accumulation Unit Value at end of period	$2.178	$2.463	$2.168	$1.938	$2.032	$1.854	$1.428	$1.240	$1.285	$1.139
Number of Accumulation Units outstanding at end of period (in thousands)	733	988	1,223	1,511	1,797	2,129	2,810	3,827	5,362	3,777
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$2.463	$2.168	$1.938	$2.032	$1.854	$1.428	$1.240	$1.285	$1.139	$0.931
Accumulation Unit Value at end of period	$2.178	$2.463	$2.168	$1.938	$2.032	$1.854	$1.428	$1.240	$1.285	$1.139
Number of Accumulation Units outstanding at end of period (in thousands)	733	988	1,223	1,511	1,797	2,129	2,810	3,827	5,362	3,777
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.407	$2.122	$1.899	$1.994	$1.822	$1.406	$1.223	$1.269	$1.126	$0.922
Accumulation Unit Value at end of period	$2.125	$2.407	$2.122	$1.899	$1.994	$1.822	$1.406	$1.223	$1.269	$1.126
Number of Accumulation Units outstanding at end of period (in thousands)	367	453	522	658	920	1,315	2,206	3,161	4,375	2,643
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.407	$2.122	$1.899	$1.994	$1.822	$1.406	$1.223	$1.269	$1.126	$0.922
Accumulation Unit Value at end of period	$2.125	$2.407	$2.122	$1.899	$1.994	$1.822	$1.406	$1.223	$1.269	$1.126
Number of Accumulation Units outstanding at end of period (in thousands)	367	453	522	658	920	1,315	2,206	3,161	4,375	2,643
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.389	$2.107	$1.887	$1.982	$1.812	$1.398	$1.217	$1.264	$1.122	$0.919
Accumulation Unit Value at end of period	$2.107	$2.389	$2.107	$1.887	$1.982	$1.812	$1.398	$1.217	$1.264	$1.122
Number of Accumulation Units outstanding at end of period (in thousands)	234	250	277	302	441	518	697	979	1,820	681
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.346	$2.072	$1.857	$1.953	$1.787	$1.380	$1.203	$1.250	$1.111	$0.911
Accumulation Unit Value at end of period	$2.068	$2.346	$2.072	$1.857	$1.953	$1.787	$1.380	$1.203	$1.250	$1.111
Number of Accumulation Units outstanding at end of period (in thousands)	1,604	1,771	1,942	2,061	2,335	2,708	2,716	2,789	2,751	275
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.334	$2.062	$1.849	$1.945	$1.781	$1.377	$1.200	$1.248	$1.110	$0.910
Accumulation Unit Value at end of period	$2.056	$2.334	$2.062	$1.849	$1.945	$1.781	$1.377	$1.200	$1.248	$1.110
Number of Accumulation Units outstanding at end of period (in thousands)	232	266	307	413	548	644	909	1,267	2,026	743
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.334	$2.062	$1.849	$1.945	$1.781	$1.377	$1.200	$1.248	$1.110	$0.910

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Accumulation Unit Value at end of period	$2.056	$2.334	$2.062	$1.849	$1.945	$1.781	$1.377	$1.200	$1.248	$1.110
Number of Accumulation Units outstanding at end of period (in thousands)	232	266	307	413	548	644	909	1,267	2,026	743
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.309	$2.040	$1.831	$1.927	$1.766	$1.365	$1.190	$1.239	$1.102	$0.904
Accumulation Unit Value at end of period	$2.033	$2.309	$2.040	$1.831	$1.927	$1.766	$1.365	$1.190	$1.239	$1.102
Number of Accumulation Units outstanding at end of period (in thousands)	830	873	921	1,006	991	1,167	842	1,014	884	189
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.275	$2.013	$1.808	$1.905	$1.747	$1.352	$1.180	$1.229	$1.095	$0.899
Accumulation Unit Value at end of period	$2.001	$2.275	$2.013	$1.808	$1.905	$1.747	$1.352	$1.180	$1.229	$1.095
Number of Accumulation Units outstanding at end of period (in thousands)	42	43	43	44	45	46	52	52	117	29
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.255	$1.996	$1.794	$1.891	$1.735	$1.344	$1.173	$1.223	$1.090	$0.895
Accumulation Unit Value at end of period	$1.983	$2.255	$1.996	$1.794	$1.891	$1.735	$1.344	$1.173	$1.223	$1.090
Number of Accumulation Units outstanding at end of period (in thousands)	74	87	20	21	53	54	30	33	76	4
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.239	$1.982	$1.782	$1.880	$1.726	$1.337	$1.168	$1.218	$1.086	$0.893
Accumulation Unit Value at end of period	$1.967	$2.239	$1.982	$1.782	$1.880	$1.726	$1.337	$1.168	$1.218	$1.086
Number of Accumulation Units outstanding at end of period (in thousands)	163	167	190	202	230	291	195	229	179	13
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.192	$1.944	$1.751	$1.849	$1.700	$1.319	$1.154	$1.205	$1.076	$0.886
Accumulation Unit Value at end of period	$1.923	$2.192	$1.944	$1.751	$1.849	$1.700	$1.319	$1.154	$1.205	$1.076
Number of Accumulation Units outstanding at end of period (in thousands)	1	34	34	59	59	105	108	88	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Invesco V.I. Government Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.509	$9.575	$9.686	$9.807	$9.929	$9.985	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.536	$9.509	$9.575	$9.686	$9.807	$9.929	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,800	1,535	2,309	1,205	1,019	701	—	—	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$9.444	$9.523	$9.648	$9.783	$9.920	$9.983	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.457	$9.444	$9.523	$9.648	$9.783	$9.920	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	28	29	34	17	20	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$9.422	$9.506	$9.636	$9.775	$9.917	$9.982	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.430	$9.422	$9.506	$9.636	$9.775	$9.917	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	130	68	63	86	64	5	—	—	—	—
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.357	$9.455	$9.598	$9.752	$9.908	$9.981	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.352	$9.357	$9.455	$9.598	$9.752	$9.908	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	79	139	78	90	20	2	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$9.357	$9.455	$9.598	$9.752	$9.908	$9.981	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.352	$9.357	$9.455	$9.598	$9.752	$9.908	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	79	139	78	90	20	2	—	—	—	—
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.293	$9.404	$9.561	$9.729	$9.899	$9.979	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.274	$9.293	$9.404	$9.561	$9.729	$9.899	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	39	41	53	92	64	23	—	—	—	—
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.293	$9.404	$9.561	$9.729	$9.899	$9.979	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.274	$9.293	$9.404	$9.561	$9.729	$9.899	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	39	41	53	92	64	23	—	—	—	—
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.272	$9.387	$9.549	$9.721	$9.896	$9.978	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.248	$9.272	$9.387	$9.549	$9.721	$9.896	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	51	56	62	49	9	—	—	—	—	—
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.229	$9.354	$9.524	$9.706	$9.891	$9.977	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.196	$9.229	$9.354	$9.524	$9.706	$9.891	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	134	84	195	145	123	44	—	—	—	—
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.208	$9.337	$9.512	$9.698	$9.888	$9.976	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.170	$9.208	$9.337	$9.512	$9.698	$9.888	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	15	17	17	24	1	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.208	$9.337	$9.512	$9.698	$9.888	$9.976	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.170	$9.208	$9.337	$9.512	$9.698	$9.888	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	15	17	17	24	1	—	—	—	—	—
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.187	$9.320	$9.500	$9.690	$9.885	$9.976	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.145	$9.187	$9.320	$9.500	$9.690	$9.885	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	109	32	46	37	31	1	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.145	$9.287	$9.475	$9.675	$9.879	$9.974	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.094	$9.145	$9.287	$9.475	$9.675	$9.879	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.124	$9.270	$9.463	$9.667	$9.876	$9.974	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.069	$9.124	$9.270	$9.463	$9.667	$9.876	$—	$—	$—	$—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.103	$9.254	$9.450	$9.660	$9.873	$9.973	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.043	$9.103	$9.254	$9.450	$9.660	$9.873	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	10	10	1	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.041	$9.204	$9.414	$9.637	$9.864	$9.971	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.968	$9.041	$9.204	$9.414	$9.637	$9.864	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
(a) Inception date April 20, 2018

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Pioneer Fund VCT Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.082	$1.737	$1.605	$1.631	$1.491	$1.135	$1.045	$1.109	$0.970	$0.787
Accumulation Unit Value at end of period	$2.020	$2.082	$1.737	$1.605	$1.631	$1.491	$1.135	$1.045	$1.109	$0.970
Number of Accumulation Units outstanding at end of period (in thousands)	1,536	1,791	1,979	2,300	2,929	3,588	4,526	5,648	6,711	8,999
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$2.044	$1.708	$1.580	$1.608	$1.472	$1.123	$1.035	$1.100	$0.964	$0.783
Accumulation Unit Value at end of period	$1.980	$2.044	$1.708	$1.580	$1.608	$1.472	$1.123	$1.035	$1.100	$0.964
Number of Accumulation Units outstanding at end of period (in thousands)	342	401	480	482	548	607	825	1,045	1,266	1,527
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$2.031	$1.698	$1.572	$1.601	$1.466	$1.119	$1.032	$1.097	$0.962	$0.781
Accumulation Unit Value at end of period	$1.967	$2.031	$1.698	$1.572	$1.601	$1.466	$1.119	$1.032	$1.097	$0.962
Number of Accumulation Units outstanding at end of period (in thousands)	618	703	794	968	1,225	1,830	2,739	3,553	4,053	6,358
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.994	$1.670	$1.548	$1.579	$1.448	$1.107	$1.023	$1.089	$0.956	$0.778
Accumulation Unit Value at end of period	$1.929	$1.994	$1.670	$1.548	$1.579	$1.448	$1.107	$1.023	$1.089	$0.956
Number of Accumulation Units outstanding at end of period (in thousands)	251	269	296	330	372	474	613	743	893	1,214
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.994	$1.670	$1.548	$1.579	$1.448	$1.107	$1.023	$1.089	$0.956	$0.778
Accumulation Unit Value at end of period	$1.929	$1.994	$1.670	$1.548	$1.579	$1.448	$1.107	$1.023	$1.089	$0.956
Number of Accumulation Units outstanding at end of period (in thousands)	251	269	296	330	372	474	613	743	893	1,214
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.958	$1.642	$1.524	$1.557	$1.430	$1.095	$1.013	$1.080	$0.950	$0.774
Accumulation Unit Value at end of period	$1.891	$1.958	$1.642	$1.524	$1.557	$1.430	$1.095	$1.013	$1.080	$0.950
Number of Accumulation Units outstanding at end of period (in thousands)	193	252	309	388	444	513	726	917	1,223	1,742
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.958	$1.642	$1.524	$1.557	$1.430	$1.095	$1.013	$1.080	$0.950	$0.774
Accumulation Unit Value at end of period	$1.891	$1.958	$1.642	$1.524	$1.557	$1.430	$1.095	$1.013	$1.080	$0.950
Number of Accumulation Units outstanding at end of period (in thousands)	193	252	309	388	444	513	726	917	1,223	1,742

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.946	$1.633	$1.517	$1.550	$1.424	$1.091	$1.010	$1.077	$0.948	$0.773
Accumulation Unit Value at end of period	$1.878	$1.946	$1.633	$1.517	$1.550	$1.424	$1.091	$1.010	$1.077	$0.948
Number of Accumulation Units outstanding at end of period (in thousands)	239	289	310	356	461	574	973	1,282	1,694	2,252
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.922	$1.614	$1.501	$1.536	$1.413	$1.083	$1.004	$1.072	$0.944	$0.770
Accumulation Unit Value at end of period	$1.853	$1.922	$1.614	$1.501	$1.536	$1.413	$1.083	$1.004	$1.072	$0.944
Number of Accumulation Units outstanding at end of period (in thousands)	203	270	347	503	563	805	1,074	1,846	2,531	3,719
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.911	$1.605	$1.493	$1.529	$1.407	$1.079	$1.000	$1.069	$0.942	$0.769
Accumulation Unit Value at end of period	$1.841	$1.911	$1.605	$1.493	$1.529	$1.407	$1.079	$1.000	$1.069	$0.942
Number of Accumulation Units outstanding at end of period (in thousands)	34	37	51	88	183	398	619	979	1,318	1,744
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.911	$1.605	$1.493	$1.529	$1.407	$1.079	$1.000	$1.069	$0.942	$0.769
Accumulation Unit Value at end of period	$1.841	$1.911	$1.605	$1.493	$1.529	$1.407	$1.079	$1.000	$1.069	$0.942
Number of Accumulation Units outstanding at end of period (in thousands)	34	37	51	88	183	398	619	979	1,318	1,744
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.899	$1.596	$1.486	$1.521	$1.401	$1.075	$0.997	$1.066	$0.940	$0.768
Accumulation Unit Value at end of period	$1.829	$1.899	$1.596	$1.486	$1.521	$1.401	$1.075	$0.997	$1.066	$0.940
Number of Accumulation Units outstanding at end of period (in thousands)	55	58	58	61	92	79	28	28	28	53
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.876	$1.579	$1.471	$1.507	$1.390	$1.067	$0.991	$1.060	$0.936	$0.765
Accumulation Unit Value at end of period	$1.805	$1.876	$1.579	$1.471	$1.507	$1.390	$1.067	$0.991	$1.060	$0.936
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	109	136
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.864	$1.570	$1.463	$1.500	$1.384	$1.063	$0.988	$1.058	$0.934	$0.764
Accumulation Unit Value at end of period	$1.793	$1.864	$1.570	$1.463	$1.500	$1.384	$1.063	$0.988	$1.058	$0.934
Number of Accumulation Units outstanding at end of period (in thousands)	157	152	164	176	174	198	237	202	145	215
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.853	$1.561	$1.456	$1.494	$1.378	$1.059	$0.985	$1.055	$0.932	$0.763
Accumulation Unit Value at end of period	$1.781	$1.853	$1.561	$1.456	$1.494	$1.378	$1.059	$0.985	$1.055	$0.932
Number of Accumulation Units outstanding at end of period (in thousands)	223	245	249	270	315	227	212	421	365	245
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.336	$20.530	$19.175	$19.704	$18.210	$14.018	$13.053	$14.000	$12.385	$10.151
Accumulation Unit Value at end of period	$23.358	$24.336	$20.530	$19.175	$19.704	$18.210	$14.018	$13.053	$14.000	$12.385
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Wells Fargo VT International Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.368	$1.921	$1.884	$1.864	$1.994	$1.683	$1.499	$1.741	$—	$—
Accumulation Unit Value at end of period	$1.945	$2.368	$1.921	$1.884	$1.864	$1.994	$1.683	$1.499	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	940	1,070	1,144	1,292	1,382	1,631	1,917	2,123	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$2.303	$1.870	$1.837	$1.821	$1.950	$1.649	$1.471	$1.710	$—	$—
Accumulation Unit Value at end of period	$1.888	$2.303	$1.870	$1.837	$1.821	$1.950	$1.649	$1.471	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	56	74	77	88	90	132	169	176	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$1.425	$1.158	$1.138	$1.128	$1.209	$1.023	$0.913	$1.062	$—	$—
Accumulation Unit Value at end of period	$1.167	$1.425	$1.158	$1.138	$1.128	$1.209	$1.023	$0.913	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	207	216	216	303	282	322	434	470	—	—
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.387	$1.129	$1.111	$1.103	$1.184	$1.003	$0.897	$1.045	$—	$—
Accumulation Unit Value at end of period	$1.135	$1.387	$1.129	$1.111	$1.103	$1.184	$1.003	$0.897	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	39	57	35	54	46	88	99	142	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.387	$1.129	$1.111	$1.103	$1.184	$1.003	$0.897	$1.045	$—	$—
Accumulation Unit Value at end of period	$1.135	$1.387	$1.129	$1.111	$1.103	$1.184	$1.003	$0.897	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	39	57	35	54	46	88	99	142	—	—
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.355	$1.105	$1.089	$1.083	$1.164	$0.988	$0.884	$1.032	$—	$—
Accumulation Unit Value at end of period	$1.107	$1.355	$1.105	$1.089	$1.083	$1.164	$0.988	$0.884	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	76	73	103	131	270	282	315	372	—	—
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.355	$1.105	$1.089	$1.083	$1.164	$0.988	$0.884	$1.032	$—	$—
Accumulation Unit Value at end of period	$1.107	$1.355	$1.105	$1.089	$1.083	$1.164	$0.988	$0.884	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	76	73	103	131	270	282	315	372	—	—
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.341	$1.093	$1.078	$1.073	$1.154	$0.980	$0.877	$1.024	$—	$—
Accumulation Unit Value at end of period	$1.095	$1.341	$1.093	$1.078	$1.073	$1.154	$0.980	$0.877	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	165	177	179	175	184	216	227	282	—	—
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.322	$1.079	$1.065	$1.061	$1.142	$0.971	$0.870	$1.017	$—	$—
Accumulation Unit Value at end of period	$1.079	$1.322	$1.079	$1.065	$1.061	$1.142	$0.971	$0.870	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	96	104	108	107	120	206	223	141	—	—
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.314	$1.073	$1.060	$1.057	$1.138	$0.967	$0.868	$1.014	$—	$—
Accumulation Unit Value at end of period	$1.072	$1.314	$1.073	$1.060	$1.057	$1.138	$0.967	$0.868	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	91	90	124	241	288	408	667	1,083	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.314	$1.073	$1.060	$1.057	$1.138	$0.967	$0.868	$1.014	$—	$—
Accumulation Unit Value at end of period	$1.072	$1.314	$1.073	$1.060	$1.057	$1.138	$0.967	$0.868	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	91	90	124	241	288	408	667	1,083	—	—
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.300	$1.062	$1.050	$1.047	$1.128	$0.959	$0.861	$1.007	$—	$—
Accumulation Unit Value at end of period	$1.060	$1.300	$1.062	$1.050	$1.047	$1.128	$0.959	$0.861	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	63	102	54	55	60	46	50	65	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.280	$1.047	$1.035	$1.034	$1.115	$0.949	$0.853	$0.998	$—	$—
Accumulation Unit Value at end of period	$1.042	$1.280	$1.047	$1.035	$1.034	$1.115	$0.949	$0.853	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	8	8	8	9	22	32	42	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.270	$1.040	$1.029	$1.028	$1.109	$0.944	$0.849	$0.994	$—	$—
Accumulation Unit Value at end of period	$1.034	$1.270	$1.040	$1.029	$1.028	$1.109	$0.944	$0.849	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	19	20	22	23	25	27	29	—	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.262	$1.033	$1.023	$1.022	$1.103	$0.940	$0.845	$0.991	$—	$—
Accumulation Unit Value at end of period	$1.026	$1.262	$1.033	$1.023	$1.022	$1.103	$0.940	$0.845	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	72	91	79	106	143	134	276	207	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.555	$14.394	$14.272	$14.284	$15.442	$13.181	$11.870	$13.935	$—	$—
Accumulation Unit Value at end of period	$14.256	$17.555	$14.394	$14.272	$14.284	$15.442	$13.181	$11.870	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	2	2	2	2	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Wells Fargo VT Omega Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.408	$1.807	$1.816	$1.809	$1.760	$1.271	$1.066	$1.140	$0.964	$0.678
Accumulation Unit Value at end of period	$2.390	$2.408	$1.807	$1.816	$1.809	$1.760	$1.271	$1.066	$1.140	$0.964
Number of Accumulation Units outstanding at end of period (in thousands)	364	326	348	404	634	747	916	1,122	1,165	1,525
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$2.344	$1.761	$1.773	$1.769	$1.723	$1.246	$1.047	$1.122	$0.949	$0.669
Accumulation Unit Value at end of period	$2.323	$2.344	$1.761	$1.773	$1.769	$1.723	$1.246	$1.047	$1.122	$0.949
Number of Accumulation Units outstanding at end of period (in thousands)	50	142	142	143	144	168	229	296	369	391
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$1.822	$1.370	$1.380	$1.377	$1.343	$0.971	$0.816	$0.875	$0.741	$0.522
Accumulation Unit Value at end of period	$1.805	$1.822	$1.370	$1.380	$1.377	$1.343	$0.971	$0.816	$0.875	$0.741
Number of Accumulation Units outstanding at end of period (in thousands)	104	91	105	111	169	279	600	650	956	1,095
With Principal First (35 BPS)

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Accumulation Unit Value at beginning of period	$1.774	$1.336	$1.347	$1.347	$1.315	$0.953	$0.802	$0.861	$0.730	$0.515
Accumulation Unit Value at end of period	$1.755	$1.774	$1.336	$1.347	$1.347	$1.315	$0.953	$0.802	$0.861	$0.730
Number of Accumulation Units outstanding at end of period (in thousands)	27	23	23	24	123	145	139	154	195	324
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.774	$1.336	$1.347	$1.347	$1.315	$0.953	$0.802	$0.861	$0.730	$0.515
Accumulation Unit Value at end of period	$1.755	$1.774	$1.336	$1.347	$1.347	$1.315	$0.953	$0.802	$0.861	$0.730
Number of Accumulation Units outstanding at end of period (in thousands)	27	23	23	24	123	145	139	154	195	324
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.734	$1.307	$1.320	$1.322	$1.293	$0.938	$0.791	$0.850	$0.722	$0.510
Accumulation Unit Value at end of period	$1.712	$1.734	$1.307	$1.320	$1.322	$1.293	$0.938	$0.791	$0.850	$0.722
Number of Accumulation Units outstanding at end of period (in thousands)	28	29	69	87	98	102	205	220	216	262
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.734	$1.307	$1.320	$1.322	$1.293	$0.938	$0.791	$0.850	$0.722	$0.510
Accumulation Unit Value at end of period	$1.712	$1.734	$1.307	$1.320	$1.322	$1.293	$0.938	$0.791	$0.850	$0.722
Number of Accumulation Units outstanding at end of period (in thousands)	28	29	69	87	98	102	205	220	216	262
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.715	$1.294	$1.308	$1.310	$1.281	$0.930	$0.785	$0.844	$0.717	$0.507
Accumulation Unit Value at end of period	$1.693	$1.715	$1.294	$1.308	$1.310	$1.281	$0.930	$0.785	$0.844	$0.717
Number of Accumulation Units outstanding at end of period (in thousands)	23	24	25	27	28	37	80	147	422	355
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.691	$1.277	$1.292	$1.296	$1.269	$0.922	$0.778	$0.838	$0.713	$0.505
Accumulation Unit Value at end of period	$1.668	$1.691	$1.277	$1.292	$1.296	$1.269	$0.922	$0.778	$0.838	$0.713
Number of Accumulation Units outstanding at end of period (in thousands)	44	44	57	33	38	61	47	47	52	64
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.681	$1.270	$1.285	$1.290	$1.263	$0.919	$0.776	$0.836	$0.712	$0.504
Accumulation Unit Value at end of period	$1.657	$1.681	$1.270	$1.285	$1.290	$1.263	$0.919	$0.776	$0.836	$0.712
Number of Accumulation Units outstanding at end of period (in thousands)	31	33	45	52	71	108	150	203	351	378
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.681	$1.270	$1.285	$1.290	$1.263	$0.919	$0.776	$0.836	$0.712	$0.504
Accumulation Unit Value at end of period	$1.657	$1.681	$1.270	$1.285	$1.290	$1.263	$0.919	$0.776	$0.836	$0.712
Number of Accumulation Units outstanding at end of period (in thousands)	31	33	45	52	71	108	150	203	351	378
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.663	$1.257	$1.273	$1.278	$1.252	$0.911	$0.770	$0.830	$0.707	$0.501
Accumulation Unit Value at end of period	$1.639	$1.663	$1.257	$1.273	$1.278	$1.252	$0.911	$0.770	$0.830	$0.707
Number of Accumulation Units outstanding at end of period (in thousands)	49	51	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.637	$1.239	$1.255	$1.262	$1.238	$0.901	$0.762	$0.823	$0.701	$0.497
Accumulation Unit Value at end of period	$1.611	$1.637	$1.239	$1.255	$1.262	$1.238	$0.901	$0.762	$0.823	$0.701
Number of Accumulation Units outstanding at end of period (in thousands)	40	40	40	40	43	46	56	65	68	64

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.625	$1.230	$1.248	$1.254	$1.231	$0.897	$0.759	$0.819	$0.699	$0.496
Accumulation Unit Value at end of period	$1.599	$1.625	$1.230	$1.248	$1.254	$1.231	$0.897	$0.759	$0.819	$0.699
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.614	$1.222	$1.240	$1.247	$1.225	$0.893	$0.756	$0.817	$0.697	$0.495
Accumulation Unit Value at end of period	$1.587	$1.614	$1.222	$1.240	$1.247	$1.225	$0.893	$0.756	$0.817	$0.697
Number of Accumulation Units outstanding at end of period (in thousands)	58	60	48	50	52	86	65	94	68	23
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$34.219	$25.959	$26.374	$26.571	$26.134	$19.081	$16.177	$17.499	$14.955	$10.634
Accumulation Unit Value at end of period	$33.598	$34.219	$25.959	$26.374	$26.571	$26.134	$19.081	$16.177	$17.499	$14.955
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	1	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Wells Fargo VT Opportunity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.562	$18.085	$16.275	$16.963	$15.516	$11.993	$10.487	$10.000	$—	$—
Accumulation Unit Value at end of period	$19.819	$21.562	$18.085	$16.275	$16.963	$15.516	$11.993	$10.487	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	65	73	101	174	186	199	218	261	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$21.358	$17.941	$16.169	$16.878	$15.461	$11.969	$10.482	$10.000	$—	$—
Accumulation Unit Value at end of period	$19.602	$21.358	$17.941	$16.169	$16.878	$15.461	$11.969	$10.482	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	2	3	3	4	4	4	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$21.290	$17.893	$16.134	$16.850	$15.443	$11.961	$10.480	$10.000	$—	$—
Accumulation Unit Value at end of period	$19.530	$21.290	$17.893	$16.134	$16.850	$15.443	$11.961	$10.480	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	6	7	11	16	23	38	—	—
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.089	$17.750	$16.030	$16.766	$15.389	$11.937	$10.474	$10.000	$—	$—
Accumulation Unit Value at end of period	$19.316	$21.089	$17.750	$16.030	$16.766	$15.389	$11.937	$10.474	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	8	8	8	9	10	11	11	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$21.089	$17.750	$16.030	$16.766	$15.389	$11.937	$10.474	$10.000	$—	$—
Accumulation Unit Value at end of period	$19.316	$21.089	$17.750	$16.030	$16.766	$15.389	$11.937	$10.474	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	8	8	8	9	10	11	11	—	—
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.889	$17.609	$15.926	$16.682	$15.335	$11.913	$10.469	$10.000	$—	$—
Accumulation Unit Value at end of period	$19.105	$20.889	$17.609	$15.926	$16.682	$15.335	$11.913	$10.469	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	5	5	13	16	17	17	—	—
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.889	$17.609	$15.926	$16.682	$15.335	$11.913	$10.469	$10.000	$—	$—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Accumulation Unit Value at end of period	$19.105	$20.889	$17.609	$15.926	$16.682	$15.335	$11.913	$10.469	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	5	5	13	16	17	17	—	—
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.823	$17.562	$15.891	$16.654	$15.317	$11.905	$10.467	$10.000	$—	$—
Accumulation Unit Value at end of period	$19.035	$20.823	$17.562	$15.891	$16.654	$15.317	$11.905	$10.467	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	3	3	7	7	—	—
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.692	$17.468	$15.822	$16.598	$15.281	$11.889	$10.464	$10.000	$—	$—
Accumulation Unit Value at end of period	$18.896	$20.692	$17.468	$15.822	$16.598	$15.281	$11.889	$10.464	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	3	2	2	4	4	9	10	—	—
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.626	$17.422	$15.788	$16.571	$15.263	$11.881	$10.462	$10.000	$—	$—
Accumulation Unit Value at end of period	$18.826	$20.626	$17.422	$15.788	$16.571	$15.263	$11.881	$10.462	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	4	4	7	11	20	29	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.626	$17.422	$15.788	$16.571	$15.263	$11.881	$10.462	$10.000	$—	$—
Accumulation Unit Value at end of period	$18.826	$20.626	$17.422	$15.788	$16.571	$15.263	$11.881	$10.462	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	4	4	7	11	20	29	—	—
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.561	$17.375	$15.754	$16.543	$15.246	$11.873	$10.460	$10.000	$—	$—
Accumulation Unit Value at end of period	$18.757	$20.561	$17.375	$15.754	$16.543	$15.246	$11.873	$10.460	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	—	—	—	1	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.431	$17.283	$15.685	$16.488	$15.210	$11.857	$10.456	$10.000	$—	$—
Accumulation Unit Value at end of period	$18.620	$20.431	$17.283	$15.685	$16.488	$15.210	$11.857	$10.456	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	1	1	1	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.366	$17.236	$15.651	$16.460	$15.192	$11.850	$10.455	$10.000	$—	$—
Accumulation Unit Value at end of period	$18.552	$20.366	$17.236	$15.651	$16.460	$15.192	$11.850	$10.455	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.302	$17.190	$15.617	$16.433	$15.174	$11.842	$10.453	$10.000	$—	$—
Accumulation Unit Value at end of period	$18.484	$20.302	$17.190	$15.617	$16.433	$15.174	$11.842	$10.453	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	6	6	10	11	12	8	8	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.110	$17.053	$15.516	$16.351	$15.121	$11.818	$10.448	$10.000	$—	$—
Accumulation Unit Value at end of period	$18.282	$20.110	$17.053	$15.516	$16.351	$15.121	$11.818	$10.448	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Wells Fargo VT Small Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.825	$19.126	$17.915	$18.631	$19.186	$12.904	$12.085	$12.793	$10.000	$—
Accumulation Unit Value at end of period	$23.876	$23.825	$19.126	$17.915	$18.631	$19.186	$12.904	$12.085	$12.793	$—
Number of Accumulation Units outstanding at end of period (in thousands)	41	46	72	91	111	131	152	175	211	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$23.561	$18.941	$17.769	$18.507	$19.087	$12.856	$12.059	$12.784	$10.000	$—
Accumulation Unit Value at end of period	$23.576	$23.561	$18.941	$17.769	$18.507	$19.087	$12.856	$12.059	$12.784	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	2	2	2	6	4	6	5	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$23.473	$18.880	$17.720	$18.466	$19.054	$12.841	$12.050	$12.781	$10.000	$—
Accumulation Unit Value at end of period	$23.476	$23.473	$18.880	$17.720	$18.466	$19.054	$12.841	$12.050	$12.781	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	7	7	8	8	11	11	19	25	—
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$23.212	$18.699	$17.576	$18.343	$18.956	$12.793	$12.024	$12.773	$10.000	$—
Accumulation Unit Value at end of period	$23.181	$23.212	$18.699	$17.576	$18.343	$18.956	$12.793	$12.024	$12.773	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	3	5	5	5	8	9	11	11	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$23.212	$18.699	$17.576	$18.343	$18.956	$12.793	$12.024	$12.773	$10.000	$—
Accumulation Unit Value at end of period	$23.181	$23.212	$18.699	$17.576	$18.343	$18.956	$12.793	$12.024	$12.773	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	3	5	5	5	8	9	11	11	—
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$22.954	$18.519	$17.433	$18.221	$18.858	$12.746	$11.998	$12.764	$10.000	$—
Accumulation Unit Value at end of period	$22.889	$22.954	$18.519	$17.433	$18.221	$18.858	$12.746	$11.998	$12.764	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	2	2	2	2	1	—
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$22.954	$18.519	$17.433	$18.221	$18.858	$12.746	$11.998	$12.764	$10.000	$—
Accumulation Unit Value at end of period	$22.889	$22.954	$18.519	$17.433	$18.221	$18.858	$12.746	$11.998	$12.764	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	2	2	2	2	1	—
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$22.869	$18.459	$17.385	$18.180	$18.825	$12.731	$11.989	$12.761	$10.000	$—
Accumulation Unit Value at end of period	$22.792	$22.869	$18.459	$17.385	$18.180	$18.825	$12.731	$11.989	$12.761	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	4	4	4	4	5	6	6	12	—
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$22.699	$18.340	$17.291	$18.099	$18.761	$12.700	$11.972	$12.755	$10.000	$—
Accumulation Unit Value at end of period	$22.600	$22.699	$18.340	$17.291	$18.099	$18.761	$12.700	$11.972	$12.755	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	4	4	3	—
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$22.615	$18.281	$17.244	$18.059	$18.728	$12.684	$11.963	$12.753	$10.000	$—
Accumulation Unit Value at end of period	$22.505	$22.615	$18.281	$17.244	$18.059	$18.728	$12.684	$11.963	$12.753	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	3	5	8	10	16	26	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$22.615	$18.281	$17.244	$18.059	$18.728	$12.684	$11.963	$12.753	$10.000	$—
Accumulation Unit Value at end of period	$22.505	$22.615	$18.281	$17.244	$18.059	$18.728	$12.684	$11.963	$12.753	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	3	5	8	10	16	26	—
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.531	$18.222	$17.197	$18.019	$18.696	$12.668	$11.954	$12.750	$10.000	$—
Accumulation Unit Value at end of period	$22.410	$22.531	$18.222	$17.197	$18.019	$18.696	$12.668	$11.954	$12.750	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	1	1	2	2	1	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$22.363	$18.105	$17.103	$17.939	$18.632	$12.637	$11.937	$12.744	$10.000	$—
Accumulation Unit Value at end of period	$22.221	$22.363	$18.105	$17.103	$17.939	$18.632	$12.637	$11.937	$12.744	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	1	1	1	1	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.280	$18.047	$17.057	$17.899	$18.599	$12.622	$11.928	$12.741	$10.000	$—
Accumulation Unit Value at end of period	$22.128	$22.280	$18.047	$17.057	$17.899	$18.599	$12.622	$11.928	$12.741	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.197	$17.989	$17.010	$17.859	$18.567	$12.606	$11.920	$12.738	$10.000	$—
Accumulation Unit Value at end of period	$22.034	$22.197	$17.989	$17.010	$17.859	$18.567	$12.606	$11.920	$12.738	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	4	5	5	4	12	11	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.951	$17.815	$16.872	$17.740	$18.472	$12.560	$11.894	$12.729	$10.000	$—
Accumulation Unit Value at end of period	$21.757	$21.951	$17.815	$16.872	$17.740	$18.472	$12.560	$11.894	$12.729	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AB VPS Growth and Income Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.565	$2.190	$1.996	$1.993	$1.847	$1.389	$1.200	$1.145	$1.028	$0.865
Accumulation Unit Value at end of period	$2.385	$2.565	$2.190	$1.996	$1.993	$1.847	$1.389	$1.200	$1.145	$1.028
Number of Accumulation Units outstanding at end of period (in thousands)	210	281	330	431	579	687	701	928	1,120	1,237
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$2.494	$2.133	$1.947	$1.947	$1.806	$1.361	$1.177	$1.125	$1.012	$0.853
Accumulation Unit Value at end of period	$2.316	$2.494	$2.133	$1.947	$1.947	$1.806	$1.361	$1.177	$1.125	$1.012
Number of Accumulation Units outstanding at end of period (in thousands)	44	44	44	44	44	72	72	72	60	76
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$2.202	$1.884	$1.721	$1.721	$1.598	$1.205	$1.043	$0.997	$0.897	$0.756
Accumulation Unit Value at end of period	$2.044	$2.202	$1.884	$1.721	$1.721	$1.598	$1.205	$1.043	$0.997	$0.897
Number of Accumulation Units outstanding at end of period (in thousands)	45	45	45	50	50	50	15	15	40	10

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.147	$1.840	$1.683	$1.686	$1.568	$1.183	$1.026	$0.983	$0.885	$0.747
Accumulation Unit Value at end of period	$1.990	$2.147	$1.840	$1.683	$1.686	$1.568	$1.183	$1.026	$0.983	$0.885
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	4	4	4	8	8	18	37	60
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$2.147	$1.840	$1.683	$1.686	$1.568	$1.183	$1.026	$0.983	$0.885	$0.747
Accumulation Unit Value at end of period	$1.990	$2.147	$1.840	$1.683	$1.686	$1.568	$1.183	$1.026	$0.983	$0.885
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	4	4	4	8	8	18	37	60
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.098	$1.800	$1.649	$1.655	$1.541	$1.165	$1.011	$0.970	$0.875	$0.740
Accumulation Unit Value at end of period	$1.941	$2.098	$1.800	$1.649	$1.655	$1.541	$1.165	$1.011	$0.970	$0.875
Number of Accumulation Units outstanding at end of period (in thousands)	4	7	8	8	8	9	9	17	27	39
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.098	$1.800	$1.649	$1.655	$1.541	$1.165	$1.011	$0.970	$0.875	$0.740
Accumulation Unit Value at end of period	$1.941	$2.098	$1.800	$1.649	$1.655	$1.541	$1.165	$1.011	$0.970	$0.875
Number of Accumulation Units outstanding at end of period (in thousands)	4	7	8	8	8	9	9	17	27	39
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.082	$1.787	$1.638	$1.645	$1.532	$1.159	$1.007	$0.966	$0.872	$0.738
Accumulation Unit Value at end of period	$1.925	$2.082	$1.787	$1.638	$1.645	$1.532	$1.159	$1.007	$0.966	$0.872
Number of Accumulation Units outstanding at end of period (in thousands)	22	24	27	31	34	37	41	72	27	27
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.289	$1.967	$1.805	$1.814	$1.691	$1.281	$1.113	$1.070	$0.967	$0.819
Accumulation Unit Value at end of period	$2.115	$2.289	$1.967	$1.805	$1.814	$1.691	$1.281	$1.113	$1.070	$0.967
Number of Accumulation Units outstanding at end of period (in thousands)	22	25	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.034	$1.749	$1.606	$1.614	$1.506	$1.141	$0.992	$0.954	$0.862	$0.731
Accumulation Unit Value at end of period	$1.878	$2.034	$1.749	$1.606	$1.614	$1.506	$1.141	$0.992	$0.954	$0.862
Number of Accumulation Units outstanding at end of period (in thousands)	14	11	11	11	12	15	24	24	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.034	$1.749	$1.606	$1.614	$1.506	$1.141	$0.992	$0.954	$0.862	$0.731
Accumulation Unit Value at end of period	$1.878	$2.034	$1.749	$1.606	$1.614	$1.506	$1.141	$0.992	$0.954	$0.862
Number of Accumulation Units outstanding at end of period (in thousands)	14	11	11	11	12	15	24	24	—	—
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.252	$1.938	$1.780	$1.790	$1.671	$1.267	$1.102	$1.060	$0.959	$0.813
Accumulation Unit Value at end of period	$2.079	$2.252	$1.938	$1.780	$1.790	$1.671	$1.267	$1.102	$1.060	$0.959
Number of Accumulation Units outstanding at end of period (in thousands)	12	12	12	12	12	12	12	13	13	14
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.219	$1.911	$1.757	$1.769	$1.653	$1.254	$1.093	$1.052	$0.952	$0.808
Accumulation Unit Value at end of period	$2.046	$2.219	$1.911	$1.757	$1.769	$1.653	$1.254	$1.093	$1.052	$0.952
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.200	$1.895	$1.744	$1.756	$1.642	$1.246	$1.086	$1.046	$0.948	$0.805
Accumulation Unit Value at end of period	$2.027	$2.200	$1.895	$1.744	$1.756	$1.642	$1.246	$1.086	$1.046	$0.948
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.184	$1.882	$1.733	$1.746	$1.633	$1.240	$1.082	$1.042	$0.945	$0.802
Accumulation Unit Value at end of period	$2.012	$2.184	$1.882	$1.733	$1.746	$1.633	$1.240	$1.082	$1.042	$0.945
Number of Accumulation Units outstanding at end of period (in thousands)	25	25	25	25	25	25	50	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.139	$1.846	$1.702	$1.718	$1.609	$1.224	$1.069	$1.031	$0.936	$0.796
Accumulation Unit Value at end of period	$1.967	$2.139	$1.846	$1.702	$1.718	$1.609	$1.224	$1.069	$1.031	$0.936
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AB VPS Intermediate Bond Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.423	$13.161	$12.770	$12.954	$12.349	$12.804	$12.255	$11.664	$10.843	$9.289
Accumulation Unit Value at end of period	$13.122	$13.423	$13.161	$12.770	$12.954	$12.349	$12.804	$12.255	$11.664	$10.843
Number of Accumulation Units outstanding at end of period (in thousands)	63	78	68	130	149	104	118	128	158	136
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$13.227	$12.989	$12.622	$12.823	$12.243	$12.712	$12.185	$11.616	$10.814	$9.278
Accumulation Unit Value at end of period	$12.911	$13.227	$12.989	$12.622	$12.823	$12.243	$12.712	$12.185	$11.616	$10.814
Number of Accumulation Units outstanding at end of period (in thousands)	1	6	6	6	6	8	7	7	5	5
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$13.163	$12.932	$12.573	$12.780	$12.207	$12.682	$12.162	$11.600	$10.805	$9.274
Accumulation Unit Value at end of period	$12.842	$13.163	$12.932	$12.573	$12.780	$12.207	$12.682	$12.162	$11.600	$10.805
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	4	2	2	3	11	12	7	2
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.971	$12.762	$12.427	$12.650	$12.102	$12.591	$12.093	$11.551	$10.775	$9.263
Accumulation Unit Value at end of period	$12.636	$12.971	$12.762	$12.427	$12.650	$12.102	$12.591	$12.093	$11.551	$10.775
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	2	5	8	12	12	21	23	20
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$12.971	$12.762	$12.427	$12.650	$12.102	$12.591	$12.093	$11.551	$10.775	$9.263
Accumulation Unit Value at end of period	$12.636	$12.971	$12.762	$12.427	$12.650	$12.102	$12.591	$12.093	$11.551	$10.775
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	2	5	8	12	12	21	23	20
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.782	$12.595	$12.282	$12.522	$11.997	$12.501	$12.025	$11.503	$10.747	$9.252
Accumulation Unit Value at end of period	$12.433	$12.782	$12.595	$12.282	$12.522	$11.997	$12.501	$12.025	$11.503	$10.747
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	1	1	5	5	3	2	2
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.782	$12.595	$12.282	$12.522	$11.997	$12.501	$12.025	$11.503	$10.747	$9.252

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Accumulation Unit Value at end of period	$12.433	$12.782	$12.595	$12.282	$12.522	$11.997	$12.501	$12.025	$11.503	$10.747
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	1	1	5	5	3	2	2
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.719	$12.540	$12.234	$12.479	$11.962	$12.471	$12.002	$11.487	$10.737	$9.249
Accumulation Unit Value at end of period	$12.366	$12.719	$12.540	$12.234	$12.479	$11.962	$12.471	$12.002	$11.487	$10.737
Number of Accumulation Units outstanding at end of period (in thousands)	4	6	6	7	7	6	4	6	7	5
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.596	$12.430	$12.139	$12.395	$11.893	$12.411	$11.956	$11.455	$10.718	$9.241
Accumulation Unit Value at end of period	$12.233	$12.596	$12.430	$12.139	$12.395	$11.893	$12.411	$11.956	$11.455	$10.718
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	6	6	6	8	12	11	8	3
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.534	$12.376	$12.092	$12.353	$11.859	$12.382	$11.934	$11.439	$10.708	$9.238
Accumulation Unit Value at end of period	$12.167	$12.534	$12.376	$12.092	$12.353	$11.859	$12.382	$11.934	$11.439	$10.708
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	6	2	2	2	3	3	2	18
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.534	$12.376	$12.092	$12.353	$11.859	$12.382	$11.934	$11.439	$10.708	$9.238
Accumulation Unit Value at end of period	$12.167	$12.534	$12.376	$12.092	$12.353	$11.859	$12.382	$11.934	$11.439	$10.708
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	6	2	2	2	3	3	2	18
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.473	$12.321	$12.045	$12.311	$11.824	$12.352	$11.911	$11.423	$10.699	$9.234
Accumulation Unit Value at end of period	$12.102	$12.473	$12.321	$12.045	$12.311	$11.824	$12.352	$11.911	$11.423	$10.699
Number of Accumulation Units outstanding at end of period (in thousands)	7	8	4	4	4	2	2	2	2	2
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.351	$12.213	$11.952	$12.228	$11.756	$12.293	$11.866	$11.391	$10.679	$9.227
Accumulation Unit Value at end of period	$11.972	$12.351	$12.213	$11.952	$12.228	$11.756	$12.293	$11.866	$11.391	$10.679
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.291	$12.160	$11.905	$12.186	$11.722	$12.263	$11.844	$11.375	$10.670	$9.223
Accumulation Unit Value at end of period	$11.908	$12.291	$12.160	$11.905	$12.186	$11.722	$12.263	$11.844	$11.375	$10.670
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.231	$12.107	$11.859	$12.145	$11.688	$12.234	$11.821	$11.359	$10.660	$9.219
Accumulation Unit Value at end of period	$11.844	$12.231	$12.107	$11.859	$12.145	$11.688	$12.234	$11.821	$11.359	$10.660
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	2	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.053	$11.948	$11.721	$12.022	$11.587	$12.146	$11.754	$11.312	$10.632	$9.208
Accumulation Unit Value at end of period	$11.653	$12.053	$11.948	$11.721	$12.022	$11.587	$12.146	$11.754	$11.312	$10.632
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Rational Insider Buying VA Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.527	$2.178	$1.986	$2.167	$2.240	$1.719	$1.420	$1.451	$1.133	$0.863
Accumulation Unit Value at end of period	$2.317	$2.527	$2.178	$1.986	$2.167	$2.240	$1.719	$1.420	$1.451	$1.133
Number of Accumulation Units outstanding at end of period (in thousands)	126	140	165	220	281	43	53	79	92	133
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$2.477	$2.137	$1.952	$2.133	$2.208	$1.698	$1.404	$1.437	$1.124	$0.857
Accumulation Unit Value at end of period	$2.267	$2.477	$2.137	$1.952	$2.133	$2.208	$1.698	$1.404	$1.437	$1.124
Number of Accumulation Units outstanding at end of period (in thousands)	7	10	23	26	28	7	22	23	24	32
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$2.460	$2.124	$1.941	$2.122	$2.198	$1.690	$1.399	$1.432	$1.121	$0.856
Accumulation Unit Value at end of period	$2.250	$2.460	$2.124	$1.941	$2.122	$2.198	$1.690	$1.399	$1.432	$1.121
Number of Accumulation Units outstanding at end of period (in thousands)	27	34	38	48	117	55	59	67	69	77
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.411	$2.084	$1.908	$2.088	$2.167	$1.669	$1.383	$1.418	$1.112	$0.850
Accumulation Unit Value at end of period	$2.202	$2.411	$2.084	$1.908	$2.088	$2.167	$1.669	$1.383	$1.418	$1.112
Number of Accumulation Units outstanding at end of period (in thousands)	125	137	156	170	228	62	70	100	151	182
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$2.411	$2.084	$1.908	$2.088	$2.167	$1.669	$1.383	$1.418	$1.112	$0.850
Accumulation Unit Value at end of period	$2.202	$2.411	$2.084	$1.908	$2.088	$2.167	$1.669	$1.383	$1.418	$1.112
Number of Accumulation Units outstanding at end of period (in thousands)	125	137	156	170	228	62	70	100	151	182
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.362	$2.046	$1.875	$2.056	$2.136	$1.648	$1.367	$1.404	$1.103	$0.844
Accumulation Unit Value at end of period	$2.155	$2.362	$2.046	$1.875	$2.056	$2.136	$1.648	$1.367	$1.404	$1.103
Number of Accumulation Units outstanding at end of period (in thousands)	10	17	38	46	100	34	47	67	95	176
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.362	$2.046	$1.875	$2.056	$2.136	$1.648	$1.367	$1.404	$1.103	$0.844
Accumulation Unit Value at end of period	$2.155	$2.362	$2.046	$1.875	$2.056	$2.136	$1.648	$1.367	$1.404	$1.103
Number of Accumulation Units outstanding at end of period (in thousands)	10	17	38	46	100	34	47	67	95	176
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.346	$2.033	$1.865	$2.045	$2.126	$1.641	$1.362	$1.400	$1.100	$0.842
Accumulation Unit Value at end of period	$2.139	$2.346	$2.033	$1.865	$2.045	$2.126	$1.641	$1.362	$1.400	$1.100
Number of Accumulation Units outstanding at end of period (in thousands)	13	13	15	12	41	3	12	27	50	67
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.315	$2.008	$1.843	$2.024	$2.106	$1.627	$1.352	$1.391	$1.094	$0.838
Accumulation Unit Value at end of period	$2.108	$2.315	$2.008	$1.843	$2.024	$2.106	$1.627	$1.352	$1.391	$1.094
Number of Accumulation Units outstanding at end of period (in thousands)	168	165	216	277	422	122	143	189	267	256
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.299	$1.995	$1.833	$2.013	$2.096	$1.620	$1.347	$1.386	$1.091	$0.836
Accumulation Unit Value at end of period	$2.093	$2.299	$1.995	$1.833	$2.013	$2.096	$1.620	$1.347	$1.386	$1.091
Number of Accumulation Units outstanding at end of period (in thousands)	11	12	15	20	32	3	16	45	78	120

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.299	$1.995	$1.833	$2.013	$2.096	$1.620	$1.347	$1.386	$1.091	$0.836
Accumulation Unit Value at end of period	$2.093	$2.299	$1.995	$1.833	$2.013	$2.096	$1.620	$1.347	$1.386	$1.091
Number of Accumulation Units outstanding at end of period (in thousands)	11	12	15	20	32	3	16	45	78	120
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.284	$1.983	$1.822	$2.003	$2.086	$1.613	$1.342	$1.382	$1.088	$0.835
Accumulation Unit Value at end of period	$2.078	$2.284	$1.983	$1.822	$2.003	$2.086	$1.613	$1.342	$1.382	$1.088
Number of Accumulation Units outstanding at end of period (in thousands)	65	73	72	79	101	29	32	34	5	5
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.253	$1.958	$1.801	$1.982	$2.066	$1.600	$1.332	$1.373	$1.082	$0.831
Accumulation Unit Value at end of period	$2.048	$2.253	$1.958	$1.801	$1.982	$2.066	$1.600	$1.332	$1.373	$1.082
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	15	107
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.238	$1.946	$1.791	$1.971	$2.057	$1.593	$1.327	$1.368	$1.079	$0.829
Accumulation Unit Value at end of period	$2.033	$2.238	$1.946	$1.791	$1.971	$2.057	$1.593	$1.327	$1.368	$1.079
Number of Accumulation Units outstanding at end of period (in thousands)	32	66	72	50	85	17	11	3	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.223	$1.934	$1.781	$1.961	$2.047	$1.586	$1.322	$1.364	$1.076	$0.827
Accumulation Unit Value at end of period	$2.019	$2.223	$1.934	$1.781	$1.961	$2.047	$1.586	$1.322	$1.364	$1.076
Number of Accumulation Units outstanding at end of period (in thousands)	89	101	102	104	110	28	28	31	36	3
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.125	$24.501	$22.597	$24.921	$26.051	$20.216	$16.878	$17.438	$13.774	$10.606
Accumulation Unit Value at end of period	$25.499	$28.125	$24.501	$22.597	$24.921	$26.051	$20.216	$16.878	$17.438	$13.774
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	1	1	2	1	1	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Rational Trend Aggregation VA Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.182	$2.245	$2.125	$2.219	$2.040	$1.722	$1.564	$1.479	$1.301	$1.053
Accumulation Unit Value at end of period	$2.056	$2.182	$2.245	$2.125	$2.219	$2.040	$1.722	$1.564	$1.479	$1.301
Number of Accumulation Units outstanding at end of period (in thousands)	352	455	531	706	791	641	759	857	942	1,190
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$2.129	$2.194	$2.080	$2.176	$2.003	$1.693	$1.540	$1.459	$1.285	$1.042
Accumulation Unit Value at end of period	$2.004	$2.129	$2.194	$2.080	$2.176	$2.003	$1.693	$1.540	$1.459	$1.285
Number of Accumulation Units outstanding at end of period (in thousands)	73	97	104	120	150	36	37	53	85	109
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$2.112	$2.177	$2.065	$2.162	$1.991	$1.684	$1.533	$1.452	$1.280	$1.038
Accumulation Unit Value at end of period	$1.986	$2.112	$2.177	$2.065	$2.162	$1.991	$1.684	$1.533	$1.452	$1.280
Number of Accumulation Units outstanding at end of period (in thousands)	52	54	67	107	156	62	68	95	98	229

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$2.061	$2.128	$2.022	$2.119	$1.955	$1.656	$1.509	$1.432	$1.264	$1.027
Accumulation Unit Value at end of period	$1.936	$2.061	$2.128	$2.022	$2.119	$1.955	$1.656	$1.509	$1.432	$1.264
Number of Accumulation Units outstanding at end of period (in thousands)	179	202	226	257	394	291	360	634	801	1,438
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.061	$2.128	$2.022	$2.119	$1.955	$1.656	$1.509	$1.432	$1.264	$1.027
Accumulation Unit Value at end of period	$1.936	$2.061	$2.128	$2.022	$2.119	$1.955	$1.656	$1.509	$1.432	$1.264
Number of Accumulation Units outstanding at end of period (in thousands)	179	202	226	257	394	291	360	634	801	1,438
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.014	$2.083	$1.982	$2.080	$1.922	$1.630	$1.488	$1.414	$1.250	$1.017
Accumulation Unit Value at end of period	$1.889	$2.014	$2.083	$1.982	$2.080	$1.922	$1.630	$1.488	$1.414	$1.250
Number of Accumulation Units outstanding at end of period (in thousands)	100	158	205	244	324	203	438	653	859	1,264
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.014	$2.083	$1.982	$2.080	$1.922	$1.630	$1.488	$1.414	$1.250	$1.017
Accumulation Unit Value at end of period	$1.889	$2.014	$2.083	$1.982	$2.080	$1.922	$1.630	$1.488	$1.414	$1.250
Number of Accumulation Units outstanding at end of period (in thousands)	100	158	205	244	324	203	438	653	859	1,264
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.999	$2.068	$1.968	$2.067	$1.911	$1.622	$1.481	$1.408	$1.246	$1.014
Accumulation Unit Value at end of period	$1.873	$1.999	$2.068	$1.968	$2.067	$1.911	$1.622	$1.481	$1.408	$1.246
Number of Accumulation Units outstanding at end of period (in thousands)	33	36	38	46	104	89	184	226	422	555
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.049	$20.764	$19.783	$20.799	$19.242	$16.348	$14.947	$14.228	$12.596	$10.261
Accumulation Unit Value at end of period	$18.773	$20.049	$20.764	$19.783	$20.799	$19.242	$16.348	$14.947	$14.228	$12.596
Number of Accumulation Units outstanding at end of period (in thousands)	13	14	20	26	36	37	50	52	62	70
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.953	$2.024	$1.929	$2.029	$1.878	$1.596	$1.460	$1.391	$1.232	$1.004
Accumulation Unit Value at end of period	$1.828	$1.953	$2.024	$1.929	$2.029	$1.878	$1.596	$1.460	$1.391	$1.232
Number of Accumulation Units outstanding at end of period (in thousands)	29	36	53	60	131	119	220	279	362	421
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.953	$2.024	$1.929	$2.029	$1.878	$1.596	$1.460	$1.391	$1.232	$1.004
Accumulation Unit Value at end of period	$1.828	$1.953	$2.024	$1.929	$2.029	$1.878	$1.596	$1.460	$1.391	$1.232
Number of Accumulation Units outstanding at end of period (in thousands)	29	36	53	60	131	119	220	279	362	421
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.974	$2.047	$1.952	$2.054	$1.903	$1.618	$1.481	$1.411	$1.250	$1.020
Accumulation Unit Value at end of period	$1.847	$1.974	$2.047	$1.952	$2.054	$1.903	$1.618	$1.481	$1.411	$1.250
Number of Accumulation Units outstanding at end of period (in thousands)	110	206	215	256	330	168	167	193	169	51
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.458	$20.192	$19.278	$20.308	$18.826	$16.026	$14.682	$14.003	$12.422	$10.140
Accumulation Unit Value at end of period	$18.183	$19.458	$20.192	$19.278	$20.308	$18.826	$16.026	$14.682	$14.003	$12.422
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	2	2	4	—	27

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.930	$2.003	$1.914	$2.017	$1.871	$1.593	$1.460	$1.394	$1.237	$1.010
Accumulation Unit Value at end of period	$1.802	$1.930	$2.003	$1.914	$2.017	$1.871	$1.593	$1.460	$1.394	$1.237
Number of Accumulation Units outstanding at end of period (in thousands)	54	125	122	116	148	118	66	48	22	38
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.151	$19.893	$19.011	$20.047	$18.602	$15.851	$14.537	$13.879	$12.324	$10.070
Accumulation Unit Value at end of period	$17.878	$19.151	$19.893	$19.011	$20.047	$18.602	$15.851	$14.537	$13.879	$12.324
Number of Accumulation Units outstanding at end of period (in thousands)	1	3	3	3	4	5	4	5	5	2
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.900	$21.743	$20.810	$21.977	$20.424	$17.430	$16.008	$15.307	$13.612	$11.139
Accumulation Unit Value at end of period	$19.482	$20.900	$21.743	$20.810	$21.977	$20.424	$17.430	$16.008	$15.307	$13.612
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	7	7	3	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
BlackRock Large Cap Focus Growth V.I. Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.154	$1.684	$1.580	$1.558	$1.382	$1.045	$0.918	$0.907	$0.792	$0.635
Accumulation Unit Value at end of period	$2.192	$2.154	$1.684	$1.580	$1.558	$1.382	$1.045	$0.918	$0.907	$0.792
Number of Accumulation Units outstanding at end of period (in thousands)	1	4	4	4	4	4	4	4	41	47
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$2.096	$1.641	$1.542	$1.523	$1.353	$1.024	$0.901	$0.892	$0.780	$0.627
Accumulation Unit Value at end of period	$2.130	$2.096	$1.641	$1.542	$1.523	$1.353	$1.024	$0.901	$0.892	$0.780
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$2.083	$1.631	$1.534	$1.515	$1.346	$1.020	$0.898	$0.889	$0.778	$0.625
Accumulation Unit Value at end of period	$2.114	$2.083	$1.631	$1.534	$1.515	$1.346	$1.020	$0.898	$0.889	$0.778
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	65	—	—
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.027	$1.589	$1.497	$1.481	$1.318	$1.000	$0.882	$0.875	$0.766	$0.617
Accumulation Unit Value at end of period	$2.055	$2.027	$1.589	$1.497	$1.481	$1.318	$1.000	$0.882	$0.875	$0.766
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	7	7	25
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$2.027	$1.589	$1.497	$1.481	$1.318	$1.000	$0.882	$0.875	$0.766	$0.617
Accumulation Unit Value at end of period	$2.055	$2.027	$1.589	$1.497	$1.481	$1.318	$1.000	$0.882	$0.875	$0.766
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	7	7	25
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.980	$1.556	$1.467	$1.454	$1.296	$0.985	$0.870	$0.864	$0.757	$0.611
Accumulation Unit Value at end of period	$2.005	$1.980	$1.556	$1.467	$1.454	$1.296	$0.985	$0.870	$0.864	$0.757
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (35 BPS)

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Accumulation Unit Value at beginning of period	$1.980	$1.556	$1.467	$1.454	$1.296	$0.985	$0.870	$0.864	$0.757	$0.611
Accumulation Unit Value at end of period	$2.005	$1.980	$1.556	$1.467	$1.454	$1.296	$0.985	$0.870	$0.864	$0.757
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.414	$1.897	$1.791	$1.775	$1.583	$1.203	$1.063	$1.057	$0.927	$0.748
Accumulation Unit Value at end of period	$2.443	$2.414	$1.897	$1.791	$1.775	$1.583	$1.203	$1.063	$1.057	$0.927
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	27	27	27	68	96	78	80

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$23.766	$18.696	$17.662	$17.522	$15.643	$11.905	$10.530	$10.475	$9.198	$7.429
Accumulation Unit Value at end of period	$24.021	$23.766	$18.696	$17.662	$17.522	$15.643	$11.905	$10.530	$10.475	$9.198
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.920	$1.511	$1.428	$1.418	$1.266	$0.964	$0.853	$0.849	$0.746	$0.603
Accumulation Unit Value at end of period	$1.940	$1.920	$1.511	$1.428	$1.418	$1.266	$0.964	$0.853	$0.849	$0.746
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.920	$1.511	$1.428	$1.418	$1.266	$0.964	$0.853	$0.849	$0.746	$0.603
Accumulation Unit Value at end of period	$1.940	$1.920	$1.511	$1.428	$1.418	$1.266	$0.964	$0.853	$0.849	$0.746
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.341	$1.844	$1.743	$1.731	$1.547	$1.179	$1.044	$1.039	$0.913	$0.738
Accumulation Unit Value at end of period	$2.364	$2.341	$1.844	$1.743	$1.731	$1.547	$1.179	$1.044	$1.039	$0.913
Number of Accumulation Units outstanding at end of period (in thousands)	11	11	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.686	$14.729	$13.942	$13.860	$12.398	$9.454	$8.379	$8.352	$7.348	$5.947
Accumulation Unit Value at end of period	$18.849	$18.686	$14.729	$13.942	$13.860	$12.398	$9.454	$8.379	$8.352	$7.348
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.288	$1.804	$1.709	$1.699	$1.521	$1.160	$1.029	$1.026	$0.903	$0.731
Accumulation Unit Value at end of period	$2.307	$2.288	$1.804	$1.709	$1.699	$1.521	$1.160	$1.029	$1.026	$0.903
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$32.528	$25.665	$24.318	$24.199	$21.668	$16.540	$14.674	$14.641	$12.895	$10.447
Accumulation Unit Value at end of period	$32.778	$32.528	$25.665	$24.318	$24.199	$21.668	$16.540	$14.674	$14.641	$12.895
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$32.087	$25.355	$24.061	$23.979	$21.503	$16.438	$14.606	$14.595	$12.873	$10.445
Accumulation Unit Value at end of period	$32.286	$32.087	$25.355	$24.061	$23.979	$21.503	$16.438	$14.606	$14.595	$12.873
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Jennison 20/20 Focus Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.840	$2.216	$2.217	$2.120	$2.012	$1.575	$1.442	$1.529	$1.442	$0.928
Accumulation Unit Value at end of period	$2.644	$2.840	$2.216	$2.217	$2.120	$2.012	$1.575	$1.442	$1.529	$1.442
Number of Accumulation Units outstanding at end of period (in thousands)	4	6	6	6	4	25	88	97	146	149

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$2.766	$2.162	$2.166	$2.075	$1.972	$1.546	$1.417	$1.505	$1.422	$0.916
Accumulation Unit Value at end of period	$2.571	$2.766	$2.162	$2.166	$2.075	$1.972	$1.546	$1.417	$1.505	$1.422
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	2	2	2	11	12	13
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$2.745	$2.147	$2.152	$2.062	$1.961	$1.538	$1.411	$1.499	$1.416	$0.913
Accumulation Unit Value at end of period	$2.551	$2.745	$2.147	$2.152	$2.062	$1.961	$1.538	$1.411	$1.499	$1.416
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	34	34	47
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.674	$2.094	$2.102	$2.018	$1.921	$1.509	$1.387	$1.475	$1.396	$0.901
Accumulation Unit Value at end of period	$2.481	$2.674	$2.094	$2.102	$2.018	$1.921	$1.509	$1.387	$1.475	$1.396
Number of Accumulation Units outstanding at end of period (in thousands)	19	19	20	20	20	22	23	36	46	78
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$2.674	$2.094	$2.102	$2.018	$1.921	$1.509	$1.387	$1.475	$1.396	$0.901
Accumulation Unit Value at end of period	$2.481	$2.674	$2.094	$2.102	$2.018	$1.921	$1.509	$1.387	$1.475	$1.396
Number of Accumulation Units outstanding at end of period (in thousands)	19	19	20	20	20	22	23	36	46	78
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.613	$2.049	$2.060	$1.981	$1.889	$1.486	$1.367	$1.457	$1.381	$0.893
Accumulation Unit Value at end of period	$2.421	$2.613	$2.049	$2.060	$1.981	$1.889	$1.486	$1.367	$1.457	$1.381
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.613	$2.049	$2.060	$1.981	$1.889	$1.486	$1.367	$1.457	$1.381	$0.893
Accumulation Unit Value at end of period	$2.421	$2.613	$2.049	$2.060	$1.981	$1.889	$1.486	$1.367	$1.457	$1.381
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.641	$2.073	$2.085	$2.005	$1.913	$1.506	$1.386	$1.478	$1.402	$0.907
Accumulation Unit Value at end of period	$2.446	$2.641	$2.073	$2.085	$2.005	$1.913	$1.506	$1.386	$1.478	$1.402
Number of Accumulation Units outstanding at end of period (in thousands)	10	16	16	16	23	23	23	23	33	33
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.597	$2.040	$2.054	$1.978	$1.889	$1.488	$1.371	$1.463	$1.389	$0.900
Accumulation Unit Value at end of period	$2.403	$2.597	$2.040	$2.054	$1.978	$1.889	$1.488	$1.371	$1.463	$1.389
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.534	$1.991	$2.006	$1.932	$1.846	$1.455	$1.342	$1.433	$1.361	$0.881
Accumulation Unit Value at end of period	$2.342	$2.534	$1.991	$2.006	$1.932	$1.846	$1.455	$1.342	$1.433	$1.361
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.534	$1.991	$2.006	$1.932	$1.846	$1.455	$1.342	$1.433	$1.361	$0.881
Accumulation Unit Value at end of period	$2.342	$2.534	$1.991	$2.006	$1.932	$1.846	$1.455	$1.342	$1.433	$1.361
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.561	$2.014	$2.030	$1.956	$1.870	$1.475	$1.360	$1.453	$1.381	$0.895
Accumulation Unit Value at end of period	$2.367	$2.561	$2.014	$2.030	$1.956	$1.870	$1.475	$1.360	$1.453	$1.381
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$24.679	$19.424	$19.596	$18.903	$18.092	$14.283	$13.186	$14.101	$13.413	$8.702
Accumulation Unit Value at end of period	$22.782	$24.679	$19.424	$19.596	$18.903	$18.092	$14.283	$13.186	$14.101	$13.413
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.503	$1.971	$1.989	$1.920	$1.838	$1.452	$1.341	$1.435	$1.366	$0.886
Accumulation Unit Value at end of period	$2.309	$2.503	$1.971	$1.989	$1.920	$1.838	$1.452	$1.341	$1.435	$1.366
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.585	$22.521	$22.742	$21.961	$21.039	$16.626	$15.365	$16.448	$15.661	$10.171
Accumulation Unit Value at end of period	$26.362	$28.585	$22.521	$22.742	$21.961	$21.039	$16.626	$15.365	$16.448	$15.661
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.198	$22.249	$22.502	$21.761	$20.879	$16.525	$15.294	$16.396	$15.635	$10.169
Accumulation Unit Value at end of period	$25.966	$28.198	$22.249	$22.502	$21.761	$20.879	$16.525	$15.294	$16.396	$15.635
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Jennison Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.666	$1.239	$1.271	$1.159	$1.071	$0.791	$0.692	$0.701	$0.637	$0.453
Accumulation Unit Value at end of period	$1.626	$1.666	$1.239	$1.271	$1.159	$1.071	$0.791	$0.692	$0.701	$0.637
Number of Accumulation Units outstanding at end of period (in thousands)	139	170	207	215	218	220	418	416	541	582
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.623	$1.209	$1.242	$1.134	$1.050	$0.776	$0.680	$0.690	$0.628	$0.447
Accumulation Unit Value at end of period	$1.581	$1.623	$1.209	$1.242	$1.134	$1.050	$0.776	$0.680	$0.690	$0.628
Number of Accumulation Units outstanding at end of period (in thousands)	9	9	9	9	9	9	637	669	688	689
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$1.610	$1.200	$1.234	$1.127	$1.044	$0.772	$0.677	$0.688	$0.626	$0.445
Accumulation Unit Value at end of period	$1.568	$1.610	$1.200	$1.234	$1.127	$1.044	$0.772	$0.677	$0.688	$0.626
Number of Accumulation Units outstanding at end of period (in thousands)	157	162	162	163	200	200	201	201	260	246
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.569	$1.171	$1.205	$1.103	$1.023	$0.758	$0.666	$0.677	$0.617	$0.440
Accumulation Unit Value at end of period	$1.525	$1.569	$1.171	$1.205	$1.103	$1.023	$0.758	$0.666	$0.677	$0.617
Number of Accumulation Units outstanding at end of period (in thousands)	68	68	69	69	69	70	70	78	80	107

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.569	$1.171	$1.205	$1.103	$1.023	$0.758	$0.666	$0.677	$0.617	$0.440
Accumulation Unit Value at end of period	$1.525	$1.569	$1.171	$1.205	$1.103	$1.023	$0.758	$0.666	$0.677	$0.617
Number of Accumulation Units outstanding at end of period (in thousands)	68	68	69	69	69	70	70	78	80	107
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.533	$1.146	$1.181	$1.083	$1.005	$0.746	$0.656	$0.668	$0.610	$0.436
Accumulation Unit Value at end of period	$1.488	$1.533	$1.146	$1.181	$1.083	$1.005	$0.746	$0.656	$0.668	$0.610
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.533	$1.146	$1.181	$1.083	$1.005	$0.746	$0.656	$0.668	$0.610	$0.436
Accumulation Unit Value at end of period	$1.488	$1.533	$1.146	$1.181	$1.083	$1.005	$0.746	$0.656	$0.668	$0.610
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.166	$1.620	$1.671	$1.532	$1.424	$1.057	$0.930	$0.948	$0.866	$0.618
Accumulation Unit Value at end of period	$2.102	$2.166	$1.620	$1.671	$1.532	$1.424	$1.057	$0.930	$0.948	$0.866
Number of Accumulation Units outstanding at end of period (in thousands)	19	19	19	19	26	26	26	55	55	70
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.130	$1.595	$1.646	$1.511	$1.406	$1.045	$0.920	$0.939	$0.858	$0.614
Accumulation Unit Value at end of period	$2.065	$2.130	$1.595	$1.646	$1.511	$1.406	$1.045	$0.920	$0.939	$0.858
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.486	$1.113	$1.150	$1.056	$0.983	$0.731	$0.644	$0.657	$0.601	$0.430
Accumulation Unit Value at end of period	$1.440	$1.486	$1.113	$1.150	$1.056	$0.983	$0.731	$0.644	$0.657	$0.601
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.486	$1.113	$1.150	$1.056	$0.983	$0.731	$0.644	$0.657	$0.601	$0.430
Accumulation Unit Value at end of period	$1.440	$1.486	$1.113	$1.150	$1.056	$0.983	$0.731	$0.644	$0.657	$0.601
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.100	$1.574	$1.627	$1.495	$1.392	$1.035	$0.913	$0.932	$0.853	$0.610
Accumulation Unit Value at end of period	$2.034	$2.100	$1.574	$1.627	$1.495	$1.392	$1.035	$0.913	$0.932	$0.853
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.476	$10.859	$11.235	$10.334	$9.630	$7.173	$6.329	$6.469	$5.928	$4.246
Accumulation Unit Value at end of period	$14.008	$14.476	$10.859	$11.235	$10.334	$9.630	$7.173	$6.329	$6.469	$5.928
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.052	$1.540	$1.594	$1.467	$1.368	$1.019	$0.900	$0.920	$0.844	$0.605
Accumulation Unit Value at end of period	$1.985	$2.052	$1.540	$1.594	$1.467	$1.368	$1.019	$0.900	$0.920	$0.844

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$34.413	$25.841	$26.762	$24.639	$22.985	$17.136	$15.137	$15.487	$14.205	$10.184
Accumulation Unit Value at end of period	$33.267	$34.413	$25.841	$26.762	$24.639	$22.985	$17.136	$15.137	$15.487	$14.205
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$33.948	$25.530	$26.479	$24.415	$22.810	$17.031	$15.067	$15.438	$14.182	$10.182
Accumulation Unit Value at end of period	$32.768	$33.948	$25.530	$26.479	$24.415	$22.810	$17.031	$15.067	$15.438	$14.182
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Prudential Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.150	$1.868	$1.705	$1.888	$1.743	$1.332	$1.182	$1.271	$1.135	$0.813
Accumulation Unit Value at end of period	$1.906	$2.150	$1.868	$1.705	$1.888	$1.743	$1.332	$1.182	$1.271	$1.135
Number of Accumulation Units outstanding at end of period (in thousands)	12	28	58	58	58	58	75	75	76	76
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$2.097	$1.825	$1.668	$1.849	$1.710	$1.309	$1.163	$1.253	$1.121	$0.804
Accumulation Unit Value at end of period	$1.856	$2.097	$1.825	$1.668	$1.849	$1.710	$1.309	$1.163	$1.253	$1.121
Number of Accumulation Units outstanding at end of period (in thousands)	15	22	27	34	35	35	40	40	54	63
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$2.079	$1.811	$1.656	$1.837	$1.699	$1.301	$1.157	$1.247	$1.116	$0.801
Accumulation Unit Value at end of period	$1.839	$2.079	$1.811	$1.656	$1.837	$1.699	$1.301	$1.157	$1.247	$1.116
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	4	148	149	207
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.028	$1.769	$1.620	$1.800	$1.668	$1.278	$1.138	$1.229	$1.101	$0.791
Accumulation Unit Value at end of period	$1.791	$2.028	$1.769	$1.620	$1.800	$1.668	$1.278	$1.138	$1.229	$1.101
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	38	38	38	39	74	74	98	11
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$2.028	$1.769	$1.620	$1.800	$1.668	$1.278	$1.138	$1.229	$1.101	$0.791
Accumulation Unit Value at end of period	$1.791	$2.028	$1.769	$1.620	$1.800	$1.668	$1.278	$1.138	$1.229	$1.101
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	38	38	38	39	74	74	98	11
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.981	$1.731	$1.587	$1.766	$1.639	$1.259	$1.122	$1.214	$1.089	$0.784
Accumulation Unit Value at end of period	$1.748	$1.981	$1.731	$1.587	$1.766	$1.639	$1.259	$1.122	$1.214	$1.089
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.981	$1.731	$1.587	$1.766	$1.639	$1.259	$1.122	$1.214	$1.089	$0.784
Accumulation Unit Value at end of period	$1.748	$1.981	$1.731	$1.587	$1.766	$1.639	$1.259	$1.122	$1.214	$1.089
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.961	$1.714	$1.573	$1.751	$1.626	$1.249	$1.114	$1.205	$1.082	$0.779
Accumulation Unit Value at end of period	$1.729	$1.961	$1.714	$1.573	$1.751	$1.626	$1.249	$1.114	$1.205	$1.082
Number of Accumulation Units outstanding at end of period (in thousands)	26	26	26	26	26	26	26	26	26	—
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.929	$1.687	$1.550	$1.727	$1.605	$1.235	$1.102	$1.194	$1.073	$0.773
Accumulation Unit Value at end of period	$1.699	$1.929	$1.687	$1.550	$1.727	$1.605	$1.235	$1.102	$1.194	$1.073
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	41	44	47
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.921	$1.682	$1.545	$1.723	$1.602	$1.233	$1.101	$1.193	$1.073	$0.774
Accumulation Unit Value at end of period	$1.691	$1.921	$1.682	$1.545	$1.723	$1.602	$1.233	$1.101	$1.193	$1.073
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	99	102	106	111	118
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.921	$1.682	$1.545	$1.723	$1.602	$1.233	$1.101	$1.193	$1.073	$0.774
Accumulation Unit Value at end of period	$1.691	$1.921	$1.682	$1.545	$1.723	$1.602	$1.233	$1.101	$1.193	$1.073
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	99	102	106	111	118
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.902	$1.665	$1.531	$1.708	$1.589	$1.223	$1.093	$1.185	$1.066	$0.769
Accumulation Unit Value at end of period	$1.673	$1.902	$1.665	$1.531	$1.708	$1.589	$1.223	$1.093	$1.185	$1.066
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.874	$1.642	$1.512	$1.688	$1.572	$1.211	$1.084	$1.176	$1.059	$0.765
Accumulation Unit Value at end of period	$1.647	$1.874	$1.642	$1.512	$1.688	$1.572	$1.211	$1.084	$1.176	$1.059
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.858	$1.630	$1.501	$1.677	$1.562	$1.204	$1.078	$1.170	$1.055	$0.762
Accumulation Unit Value at end of period	$1.633	$1.858	$1.630	$1.501	$1.677	$1.562	$1.204	$1.078	$1.170	$1.055
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.958	$21.898	$20.175	$22.551	$21.022	$16.214	$14.522	$15.774	$14.221	$10.282
Accumulation Unit Value at end of period	$21.916	$24.958	$21.898	$20.175	$22.551	$21.022	$16.214	$14.522	$15.774	$14.221
Number of Accumulation Units outstanding at end of period (in thousands)	5	6	6	7	7	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.620	$21.634	$19.962	$22.346	$20.862	$16.115	$14.455	$15.725	$14.198	$10.280
Accumulation Unit Value at end of period	$21.587	$24.620	$21.634	$19.962	$22.346	$20.862	$16.115	$14.455	$15.725	$14.198
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
SP William Blair International Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.482	$1.109	$1.171	$1.150	$1.241	$1.060	$0.881	$1.053	$0.937	$0.695
Accumulation Unit Value at end of period	$1.271	$1.482	$1.109	$1.171	$1.150	$1.241	$1.060	$0.881	$1.053	$0.937
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	3	3	3	3	4	3
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.446	$1.083	$1.146	$1.127	$1.217	$1.042	$0.867	$1.038	$0.925	$0.688
Accumulation Unit Value at end of period	$1.238	$1.446	$1.083	$1.146	$1.127	$1.217	$1.042	$0.867	$1.038	$0.925
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	9	9	9	9	8	8
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$1.434	$1.074	$1.137	$1.119	$1.210	$1.036	$0.862	$1.033	$0.921	$0.685
Accumulation Unit Value at end of period	$1.227	$1.434	$1.074	$1.137	$1.119	$1.210	$1.036	$0.862	$1.033	$0.921
Number of Accumulation Units outstanding at end of period (in thousands)	20	20	20	20	20	29	42	62	70	30
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.398	$1.049	$1.113	$1.097	$1.187	$1.018	$0.849	$1.018	$0.909	$0.677
Accumulation Unit Value at end of period	$1.195	$1.398	$1.049	$1.113	$1.097	$1.187	$1.018	$0.849	$1.018	$0.909
Number of Accumulation Units outstanding at end of period (in thousands)	14	14	14	14	14	15	20	37	17	35
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.398	$1.049	$1.113	$1.097	$1.187	$1.018	$0.849	$1.018	$0.909	$0.677
Accumulation Unit Value at end of period	$1.195	$1.398	$1.049	$1.113	$1.097	$1.187	$1.018	$0.849	$1.018	$0.909
Number of Accumulation Units outstanding at end of period (in thousands)	14	14	14	14	14	15	20	37	17	35
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.367	$1.027	$1.090	$1.076	$1.167	$1.002	$0.837	$1.006	$0.899	$0.671
Accumulation Unit Value at end of period	$1.165	$1.367	$1.027	$1.090	$1.076	$1.167	$1.002	$0.837	$1.006	$0.899
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	1	7
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.367	$1.027	$1.090	$1.076	$1.167	$1.002	$0.837	$1.006	$0.899	$0.671
Accumulation Unit Value at end of period	$1.165	$1.367	$1.027	$1.090	$1.076	$1.167	$1.002	$0.837	$1.006	$0.899
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	1	7
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.353	$1.017	$1.080	$1.067	$1.157	$0.994	$0.831	$0.999	$0.894	$0.667
Accumulation Unit Value at end of period	$1.153	$1.353	$1.017	$1.080	$1.067	$1.157	$0.994	$0.831	$0.999	$0.894
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	2	2	2	2	33	55
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.330	$1.001	$1.065	$1.053	$1.143	$0.983	$0.822	$0.989	$0.886	$0.662
Accumulation Unit Value at end of period	$1.133	$1.330	$1.001	$1.065	$1.053	$1.143	$0.983	$0.822	$0.989	$0.886
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.325	$0.998	$1.062	$1.050	$1.140	$0.981	$0.821	$0.989	$0.886	$0.662
Accumulation Unit Value at end of period	$1.128	$1.325	$0.998	$1.062	$1.050	$1.140	$0.981	$0.821	$0.989	$0.886
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	4	4	4	5	5	5	5	5

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.325	$0.998	$1.062	$1.050	$1.140	$0.981	$0.821	$0.989	$0.886	$0.662
Accumulation Unit Value at end of period	$1.128	$1.325	$0.998	$1.062	$1.050	$1.140	$0.981	$0.821	$0.989	$0.886
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	4	4	4	5	5	5	5	5
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.312	$0.988	$1.052	$1.041	$1.131	$0.974	$0.815	$0.982	$0.880	$0.658
Accumulation Unit Value at end of period	$1.116	$1.312	$0.988	$1.052	$1.041	$1.131	$0.974	$0.815	$0.982	$0.880
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.292	$0.975	$1.038	$1.029	$1.119	$0.964	$0.808	$0.974	$0.874	$0.654
Accumulation Unit Value at end of period	$1.098	$1.292	$0.975	$1.038	$1.029	$1.119	$0.964	$0.808	$0.974	$0.874
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.282	$0.967	$1.031	$1.022	$1.112	$0.959	$0.804	$0.970	$0.871	$0.652
Accumulation Unit Value at end of period	$1.089	$1.282	$0.967	$1.031	$1.022	$1.112	$0.959	$0.804	$0.970	$0.871
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.230	$16.026	$17.094	$16.951	$18.457	$15.920	$13.355	$16.121	$14.480	$10.849
Accumulation Unit Value at end of period	$18.025	$21.230	$16.026	$17.094	$16.951	$18.457	$15.920	$13.355	$16.121	$14.480
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.942	$15.832	$16.913	$16.797	$18.317	$15.823	$13.293	$16.071	$14.456	$10.847
Accumulation Unit Value at end of period	$17.755	$20.942	$15.832	$16.913	$16.797	$18.317	$15.823	$13.293	$16.071	$14.456
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Wells Fargo VT International Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.368	$1.921	$1.884	$1.864	$1.994	$1.683	$1.499	$1.741	$—	$—
Accumulation Unit Value at end of period	$1.945	$2.368	$1.921	$1.884	$1.864	$1.994	$1.683	$1.499	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	940	1,070	1,144	1,292	1,382	1,631	1,917	2,123	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$2.303	$1.870	$1.837	$1.821	$1.950	$1.649	$1.471	$1.710	$—	$—
Accumulation Unit Value at end of period	$1.888	$2.303	$1.870	$1.837	$1.821	$1.950	$1.649	$1.471	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	56	74	77	88	90	132	169	176	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$1.425	$1.158	$1.138	$1.128	$1.209	$1.023	$0.913	$1.062	$—	$—
Accumulation Unit Value at end of period	$1.167	$1.425	$1.158	$1.138	$1.128	$1.209	$1.023	$0.913	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	207	216	216	303	282	322	434	470	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.387	$1.129	$1.111	$1.103	$1.184	$1.003	$0.897	$1.045	$—	$—
Accumulation Unit Value at end of period	$1.135	$1.387	$1.129	$1.111	$1.103	$1.184	$1.003	$0.897	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	39	57	35	54	46	88	99	142	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.387	$1.129	$1.111	$1.103	$1.184	$1.003	$0.897	$1.045	$—	$—
Accumulation Unit Value at end of period	$1.135	$1.387	$1.129	$1.111	$1.103	$1.184	$1.003	$0.897	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	39	57	35	54	46	88	99	142	—	—
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.355	$1.105	$1.089	$1.083	$1.164	$0.988	$0.884	$1.032	$—	$—
Accumulation Unit Value at end of period	$1.107	$1.355	$1.105	$1.089	$1.083	$1.164	$0.988	$0.884	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	76	73	103	131	270	282	315	372	—	—
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.355	$1.105	$1.089	$1.083	$1.164	$0.988	$0.884	$1.032	$—	$—
Accumulation Unit Value at end of period	$1.107	$1.355	$1.105	$1.089	$1.083	$1.164	$0.988	$0.884	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	76	73	103	131	270	282	315	372	—	—
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.341	$1.093	$1.078	$1.073	$1.154	$0.980	$0.877	$1.024	$—	$—
Accumulation Unit Value at end of period	$1.095	$1.341	$1.093	$1.078	$1.073	$1.154	$0.980	$0.877	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	165	177	179	175	184	216	227	282	—	—
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.322	$1.079	$1.065	$1.061	$1.142	$0.971	$0.870	$1.017	$—	$—
Accumulation Unit Value at end of period	$1.079	$1.322	$1.079	$1.065	$1.061	$1.142	$0.971	$0.870	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	96	104	108	107	120	206	223	141	—	—
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.314	$1.073	$1.060	$1.057	$1.138	$0.967	$0.868	$1.014	$—	$—
Accumulation Unit Value at end of period	$1.072	$1.314	$1.073	$1.060	$1.057	$1.138	$0.967	$0.868	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	91	90	124	241	288	408	667	1,083	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.314	$1.073	$1.060	$1.057	$1.138	$0.967	$0.868	$1.014	$—	$—
Accumulation Unit Value at end of period	$1.072	$1.314	$1.073	$1.060	$1.057	$1.138	$0.967	$0.868	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	91	90	124	241	288	408	667	1,083	—	—
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.300	$1.062	$1.050	$1.047	$1.128	$0.959	$0.861	$1.007	$—	$—
Accumulation Unit Value at end of period	$1.060	$1.300	$1.062	$1.050	$1.047	$1.128	$0.959	$0.861	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	63	102	54	55	60	46	50	65	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.280	$1.047	$1.035	$1.034	$1.115	$0.949	$0.853	$0.998	$—	$—
Accumulation Unit Value at end of period	$1.042	$1.280	$1.047	$1.035	$1.034	$1.115	$0.949	$0.853	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	8	8	8	9	22	32	42	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.270	$1.040	$1.029	$1.028	$1.109	$0.944	$0.849	$0.994	$—	$—
Accumulation Unit Value at end of period	$1.034	$1.270	$1.040	$1.029	$1.028	$1.109	$0.944	$0.849	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	19	20	22	23	25	27	29	—	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.262	$1.033	$1.023	$1.022	$1.103	$0.940	$0.845	$0.991	$—	$—
Accumulation Unit Value at end of period	$1.026	$1.262	$1.033	$1.023	$1.022	$1.103	$0.940	$0.845	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	72	91	79	106	143	134	276	207	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.555	$14.394	$14.272	$14.284	$15.442	$13.181	$11.870	$13.935	$—	$—
Accumulation Unit Value at end of period	$14.256	$17.555	$14.394	$14.272	$14.284	$15.442	$13.181	$11.870	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	2	2	2	2	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Wells Fargo VT Omega Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.408	$1.807	$1.816	$1.809	$1.760	$1.271	$1.066	$1.140	$0.964	$0.678
Accumulation Unit Value at end of period	$2.390	$2.408	$1.807	$1.816	$1.809	$1.760	$1.271	$1.066	$1.140	$0.964
Number of Accumulation Units outstanding at end of period (in thousands)	364	326	348	404	634	747	916	1,122	1,165	1,525
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$2.344	$1.761	$1.773	$1.769	$1.723	$1.246	$1.047	$1.122	$0.949	$0.669
Accumulation Unit Value at end of period	$2.323	$2.344	$1.761	$1.773	$1.769	$1.723	$1.246	$1.047	$1.122	$0.949
Number of Accumulation Units outstanding at end of period (in thousands)	50	142	142	143	144	168	229	296	369	391
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$1.822	$1.370	$1.380	$1.377	$1.343	$0.971	$0.816	$0.875	$0.741	$0.522
Accumulation Unit Value at end of period	$1.805	$1.822	$1.370	$1.380	$1.377	$1.343	$0.971	$0.816	$0.875	$0.741
Number of Accumulation Units outstanding at end of period (in thousands)	104	91	105	111	169	279	600	650	956	1,095
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.774	$1.336	$1.347	$1.347	$1.315	$0.953	$0.802	$0.861	$0.730	$0.515
Accumulation Unit Value at end of period	$1.755	$1.774	$1.336	$1.347	$1.347	$1.315	$0.953	$0.802	$0.861	$0.730
Number of Accumulation Units outstanding at end of period (in thousands)	27	23	23	24	123	145	139	154	195	324
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.774	$1.336	$1.347	$1.347	$1.315	$0.953	$0.802	$0.861	$0.730	$0.515
Accumulation Unit Value at end of period	$1.755	$1.774	$1.336	$1.347	$1.347	$1.315	$0.953	$0.802	$0.861	$0.730
Number of Accumulation Units outstanding at end of period (in thousands)	27	23	23	24	123	145	139	154	195	324
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.734	$1.307	$1.320	$1.322	$1.293	$0.938	$0.791	$0.850	$0.722	$0.510
Accumulation Unit Value at end of period	$1.712	$1.734	$1.307	$1.320	$1.322	$1.293	$0.938	$0.791	$0.850	$0.722
Number of Accumulation Units outstanding at end of period (in thousands)	28	29	69	87	98	102	205	220	216	262

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.734	$1.307	$1.320	$1.322	$1.293	$0.938	$0.791	$0.850	$0.722	$0.510
Accumulation Unit Value at end of period	$1.712	$1.734	$1.307	$1.320	$1.322	$1.293	$0.938	$0.791	$0.850	$0.722
Number of Accumulation Units outstanding at end of period (in thousands)	28	29	69	87	98	102	205	220	216	262
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.715	$1.294	$1.308	$1.310	$1.281	$0.930	$0.785	$0.844	$0.717	$0.507
Accumulation Unit Value at end of period	$1.693	$1.715	$1.294	$1.308	$1.310	$1.281	$0.930	$0.785	$0.844	$0.717
Number of Accumulation Units outstanding at end of period (in thousands)	23	24	25	27	28	37	80	147	422	355
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.691	$1.277	$1.292	$1.296	$1.269	$0.922	$0.778	$0.838	$0.713	$0.505
Accumulation Unit Value at end of period	$1.668	$1.691	$1.277	$1.292	$1.296	$1.269	$0.922	$0.778	$0.838	$0.713
Number of Accumulation Units outstanding at end of period (in thousands)	44	44	57	33	38	61	47	47	52	64
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.681	$1.270	$1.285	$1.290	$1.263	$0.919	$0.776	$0.836	$0.712	$0.504
Accumulation Unit Value at end of period	$1.657	$1.681	$1.270	$1.285	$1.290	$1.263	$0.919	$0.776	$0.836	$0.712
Number of Accumulation Units outstanding at end of period (in thousands)	31	33	45	52	71	108	150	203	351	378
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.681	$1.270	$1.285	$1.290	$1.263	$0.919	$0.776	$0.836	$0.712	$0.504
Accumulation Unit Value at end of period	$1.657	$1.681	$1.270	$1.285	$1.290	$1.263	$0.919	$0.776	$0.836	$0.712
Number of Accumulation Units outstanding at end of period (in thousands)	31	33	45	52	71	108	150	203	351	378
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.663	$1.257	$1.273	$1.278	$1.252	$0.911	$0.770	$0.830	$0.707	$0.501
Accumulation Unit Value at end of period	$1.639	$1.663	$1.257	$1.273	$1.278	$1.252	$0.911	$0.770	$0.830	$0.707
Number of Accumulation Units outstanding at end of period (in thousands)	49	51	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.637	$1.239	$1.255	$1.262	$1.238	$0.901	$0.762	$0.823	$0.701	$0.497
Accumulation Unit Value at end of period	$1.611	$1.637	$1.239	$1.255	$1.262	$1.238	$0.901	$0.762	$0.823	$0.701
Number of Accumulation Units outstanding at end of period (in thousands)	40	40	40	40	43	46	56	65	68	64
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.625	$1.230	$1.248	$1.254	$1.231	$0.897	$0.759	$0.819	$0.699	$0.496
Accumulation Unit Value at end of period	$1.599	$1.625	$1.230	$1.248	$1.254	$1.231	$0.897	$0.759	$0.819	$0.699
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.614	$1.222	$1.240	$1.247	$1.225	$0.893	$0.756	$0.817	$0.697	$0.495
Accumulation Unit Value at end of period	$1.587	$1.614	$1.222	$1.240	$1.247	$1.225	$0.893	$0.756	$0.817	$0.697
Number of Accumulation Units outstanding at end of period (in thousands)	58	60	48	50	52	86	65	94	68	23

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$34.219	$25.959	$26.374	$26.571	$26.134	$19.081	$16.177	$17.499	$14.955	$10.634
Accumulation Unit Value at end of period	$33.598	$34.219	$25.959	$26.374	$26.571	$26.134	$19.081	$16.177	$17.499	$14.955
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	1	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Wells Fargo VT Opportunity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.562	$18.085	$16.275	$16.963	$15.516	$11.993	$10.487	$10.000	$—	$—
Accumulation Unit Value at end of period	$19.819	$21.562	$18.085	$16.275	$16.963	$15.516	$11.993	$10.487	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	65	73	101	174	186	199	218	261	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$21.358	$17.941	$16.169	$16.878	$15.461	$11.969	$10.482	$10.000	$—	$—
Accumulation Unit Value at end of period	$19.602	$21.358	$17.941	$16.169	$16.878	$15.461	$11.969	$10.482	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	2	3	3	4	4	4	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$21.290	$17.893	$16.134	$16.850	$15.443	$11.961	$10.480	$10.000	$—	$—
Accumulation Unit Value at end of period	$19.530	$21.290	$17.893	$16.134	$16.850	$15.443	$11.961	$10.480	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	6	7	11	16	23	38	—	—
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.089	$17.750	$16.030	$16.766	$15.389	$11.937	$10.474	$10.000	$—	$—
Accumulation Unit Value at end of period	$19.316	$21.089	$17.750	$16.030	$16.766	$15.389	$11.937	$10.474	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	8	8	8	9	10	11	11	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$21.089	$17.750	$16.030	$16.766	$15.389	$11.937	$10.474	$10.000	$—	$—
Accumulation Unit Value at end of period	$19.316	$21.089	$17.750	$16.030	$16.766	$15.389	$11.937	$10.474	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	8	8	8	9	10	11	11	—	—
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.889	$17.609	$15.926	$16.682	$15.335	$11.913	$10.469	$10.000	$—	$—
Accumulation Unit Value at end of period	$19.105	$20.889	$17.609	$15.926	$16.682	$15.335	$11.913	$10.469	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	5	5	13	16	17	17	—	—
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.889	$17.609	$15.926	$16.682	$15.335	$11.913	$10.469	$10.000	$—	$—
Accumulation Unit Value at end of period	$19.105	$20.889	$17.609	$15.926	$16.682	$15.335	$11.913	$10.469	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	5	5	13	16	17	17	—	—
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.823	$17.562	$15.891	$16.654	$15.317	$11.905	$10.467	$10.000	$—	$—
Accumulation Unit Value at end of period	$19.035	$20.823	$17.562	$15.891	$16.654	$15.317	$11.905	$10.467	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	3	3	7	7	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.692	$17.468	$15.822	$16.598	$15.281	$11.889	$10.464	$10.000	$—	$—
Accumulation Unit Value at end of period	$18.896	$20.692	$17.468	$15.822	$16.598	$15.281	$11.889	$10.464	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	3	2	2	4	4	9	10	—	—
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.626	$17.422	$15.788	$16.571	$15.263	$11.881	$10.462	$10.000	$—	$—
Accumulation Unit Value at end of period	$18.826	$20.626	$17.422	$15.788	$16.571	$15.263	$11.881	$10.462	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	4	4	7	11	20	29	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.626	$17.422	$15.788	$16.571	$15.263	$11.881	$10.462	$10.000	$—	$—
Accumulation Unit Value at end of period	$18.826	$20.626	$17.422	$15.788	$16.571	$15.263	$11.881	$10.462	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	4	4	7	11	20	29	—	—
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.561	$17.375	$15.754	$16.543	$15.246	$11.873	$10.460	$10.000	$—	$—
Accumulation Unit Value at end of period	$18.757	$20.561	$17.375	$15.754	$16.543	$15.246	$11.873	$10.460	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	—	—	—	1	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.431	$17.283	$15.685	$16.488	$15.210	$11.857	$10.456	$10.000	$—	$—
Accumulation Unit Value at end of period	$18.620	$20.431	$17.283	$15.685	$16.488	$15.210	$11.857	$10.456	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	1	1	1	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.366	$17.236	$15.651	$16.460	$15.192	$11.850	$10.455	$10.000	$—	$—
Accumulation Unit Value at end of period	$18.552	$20.366	$17.236	$15.651	$16.460	$15.192	$11.850	$10.455	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.302	$17.190	$15.617	$16.433	$15.174	$11.842	$10.453	$10.000	$—	$—
Accumulation Unit Value at end of period	$18.484	$20.302	$17.190	$15.617	$16.433	$15.174	$11.842	$10.453	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	6	6	10	11	12	8	8	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.110	$17.053	$15.516	$16.351	$15.121	$11.818	$10.448	$10.000	$—	$—
Accumulation Unit Value at end of period	$18.282	$20.110	$17.053	$15.516	$16.351	$15.121	$11.818	$10.448	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Wells Fargo VT Small Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.825	$19.126	$17.915	$18.631	$19.186	$12.904	$12.085	$12.793	$10.000	$—
Accumulation Unit Value at end of period	$23.876	$23.825	$19.126	$17.915	$18.631	$19.186	$12.904	$12.085	$12.793	$—
Number of Accumulation Units outstanding at end of period (in thousands)	41	46	72	91	111	131	152	175	211	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$23.561	$18.941	$17.769	$18.507	$19.087	$12.856	$12.059	$12.784	$10.000	$—
Accumulation Unit Value at end of period	$23.576	$23.561	$18.941	$17.769	$18.507	$19.087	$12.856	$12.059	$12.784	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	2	2	2	6	4	6	5	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$23.473	$18.880	$17.720	$18.466	$19.054	$12.841	$12.050	$12.781	$10.000	$—
Accumulation Unit Value at end of period	$23.476	$23.473	$18.880	$17.720	$18.466	$19.054	$12.841	$12.050	$12.781	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	7	7	8	8	11	11	19	25	—
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$23.212	$18.699	$17.576	$18.343	$18.956	$12.793	$12.024	$12.773	$10.000	$—
Accumulation Unit Value at end of period	$23.181	$23.212	$18.699	$17.576	$18.343	$18.956	$12.793	$12.024	$12.773	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	3	5	5	5	8	9	11	11	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$23.212	$18.699	$17.576	$18.343	$18.956	$12.793	$12.024	$12.773	$10.000	$—
Accumulation Unit Value at end of period	$23.181	$23.212	$18.699	$17.576	$18.343	$18.956	$12.793	$12.024	$12.773	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	3	5	5	5	8	9	11	11	—
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$22.954	$18.519	$17.433	$18.221	$18.858	$12.746	$11.998	$12.764	$10.000	$—
Accumulation Unit Value at end of period	$22.889	$22.954	$18.519	$17.433	$18.221	$18.858	$12.746	$11.998	$12.764	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	2	2	2	2	1	—
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$22.954	$18.519	$17.433	$18.221	$18.858	$12.746	$11.998	$12.764	$10.000	$—
Accumulation Unit Value at end of period	$22.889	$22.954	$18.519	$17.433	$18.221	$18.858	$12.746	$11.998	$12.764	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	2	2	2	2	1	—
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$22.869	$18.459	$17.385	$18.180	$18.825	$12.731	$11.989	$12.761	$10.000	$—
Accumulation Unit Value at end of period	$22.792	$22.869	$18.459	$17.385	$18.180	$18.825	$12.731	$11.989	$12.761	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	4	4	4	4	5	6	6	12	—
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$22.699	$18.340	$17.291	$18.099	$18.761	$12.700	$11.972	$12.755	$10.000	$—
Accumulation Unit Value at end of period	$22.600	$22.699	$18.340	$17.291	$18.099	$18.761	$12.700	$11.972	$12.755	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	4	4	3	—
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$22.615	$18.281	$17.244	$18.059	$18.728	$12.684	$11.963	$12.753	$10.000	$—
Accumulation Unit Value at end of period	$22.505	$22.615	$18.281	$17.244	$18.059	$18.728	$12.684	$11.963	$12.753	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	3	5	8	10	16	26	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$22.615	$18.281	$17.244	$18.059	$18.728	$12.684	$11.963	$12.753	$10.000	$—
Accumulation Unit Value at end of period	$22.505	$22.615	$18.281	$17.244	$18.059	$18.728	$12.684	$11.963	$12.753	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	3	5	8	10	16	26	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.531	$18.222	$17.197	$18.019	$18.696	$12.668	$11.954	$12.750	$10.000	$—
Accumulation Unit Value at end of period	$22.410	$22.531	$18.222	$17.197	$18.019	$18.696	$12.668	$11.954	$12.750	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	1	1	2	2	1	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$22.363	$18.105	$17.103	$17.939	$18.632	$12.637	$11.937	$12.744	$10.000	$—
Accumulation Unit Value at end of period	$22.221	$22.363	$18.105	$17.103	$17.939	$18.632	$12.637	$11.937	$12.744	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	1	1	1	1	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.280	$18.047	$17.057	$17.899	$18.599	$12.622	$11.928	$12.741	$10.000	$—
Accumulation Unit Value at end of period	$22.128	$22.280	$18.047	$17.057	$17.899	$18.599	$12.622	$11.928	$12.741	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.197	$17.989	$17.010	$17.859	$18.567	$12.606	$11.920	$12.738	$10.000	$—
Accumulation Unit Value at end of period	$22.034	$22.197	$17.989	$17.010	$17.859	$18.567	$12.606	$11.920	$12.738	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	4	5	5	4	12	11	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.951	$17.815	$16.872	$17.740	$18.472	$12.560	$11.894	$12.729	$10.000	$—
Accumulation Unit Value at end of period	$21.757	$21.951	$17.815	$16.872	$17.740	$18.472	$12.560	$11.894	$12.729	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Victory Diversified Stock Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.043	$16.850	$16.422	$17.163	$15.770	$11.923	$10.383	$11.284	$10.161	$8.105
Accumulation Unit Value at end of period	$18.017	$21.043	$16.850	$16.422	$17.163	$15.770	$11.923	$10.383	$11.284	$10.161
Number of Accumulation Units outstanding at end of period (in thousands)	15	15	15	17	19	21	23	26	35	55
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$20.516	$16.452	$16.059	$16.809	$15.468	$11.712	$10.214	$11.117	$10.026	$8.009
Accumulation Unit Value at end of period	$17.539	$20.516	$16.452	$16.059	$16.809	$15.468	$11.712	$10.214	$11.117	$10.026
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	2	2	5	5	7	8
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$20.343	$16.322	$15.939	$16.692	$15.368	$11.642	$10.159	$11.062	$9.982	$7.978
Accumulation Unit Value at end of period	$17.383	$20.343	$16.322	$15.939	$16.692	$15.368	$11.642	$10.159	$11.062	$9.982
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	2	2	3	9	9	9
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.833	$15.937	$15.587	$16.347	$15.074	$11.436	$9.994	$10.899	$9.849	$7.883
Accumulation Unit Value at end of period	$16.922	$19.833	$15.937	$15.587	$16.347	$15.074	$11.436	$9.994	$10.899	$9.849
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	2	3	12	15

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$19.833	$15.937	$15.587	$16.347	$15.074	$11.436	$9.994	$10.899	$9.849	$7.883
Accumulation Unit Value at end of period	$16.922	$19.833	$15.937	$15.587	$16.347	$15.074	$11.436	$9.994	$10.899	$9.849
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	2	3	12	15
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.380	$15.596	$15.276	$16.046	$14.818	$11.259	$9.854	$10.762	$9.740	$7.808
Accumulation Unit Value at end of period	$16.510	$19.380	$15.596	$15.276	$16.046	$14.818	$11.259	$9.854	$10.762	$9.740
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	1	1	3	3	4	5	7
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.380	$15.596	$15.276	$16.046	$14.818	$11.259	$9.854	$10.762	$9.740	$7.808
Accumulation Unit Value at end of period	$16.510	$19.380	$15.596	$15.276	$16.046	$14.818	$11.259	$9.854	$10.762	$9.740
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	1	1	3	3	4	5	7
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.231	$15.484	$15.174	$15.947	$14.733	$11.200	$9.807	$10.717	$9.704	$7.783
Accumulation Unit Value at end of period	$16.376	$19.231	$15.484	$15.174	$15.947	$14.733	$11.200	$9.807	$10.717	$9.704
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.964	$15.284	$14.993	$15.772	$14.587	$11.100	$9.729	$10.642	$9.646	$7.744
Accumulation Unit Value at end of period	$16.132	$18.964	$15.284	$14.993	$15.772	$14.587	$11.100	$9.729	$10.642	$9.646
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	1	1
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.792	$15.153	$14.872	$15.652	$14.483	$11.027	$9.670	$10.583	$9.597	$7.708
Accumulation Unit Value at end of period	$15.977	$18.792	$15.153	$14.872	$15.652	$14.483	$11.027	$9.670	$10.583	$9.597
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.792	$15.153	$14.872	$15.652	$14.483	$11.027	$9.670	$10.583	$9.597	$7.708
Accumulation Unit Value at end of period	$15.977	$18.792	$15.153	$14.872	$15.652	$14.483	$11.027	$9.670	$10.583	$9.597
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.422	$19.703	$19.347	$20.373	$18.860	$14.367	$12.605	$13.802	$12.522	$10.063
Accumulation Unit Value at end of period	$20.754	$24.422	$19.703	$19.347	$20.373	$18.860	$14.367	$12.605	$13.802	$12.522
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	1	1	1	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.401	$14.860	$14.606	$15.396	$14.267	$10.879	$9.554	$10.472	$9.511	$7.651
Accumulation Unit Value at end of period	$15.622	$18.401	$14.860	$14.606	$15.396	$14.267	$10.879	$9.554	$10.472	$9.511
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.092	$19.465	$19.143	$20.187	$18.717	$14.279	$12.546	$13.758	$12.502	$10.062
Accumulation Unit Value at end of period	$20.442	$24.092	$19.465	$19.143	$20.187	$18.717	$14.279	$12.546	$13.758	$12.502

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.982	$19.387	$19.075	$20.126	$18.669	$14.249	$12.527	$13.744	$12.495	$10.061
Accumulation Unit Value at end of period	$20.339	$23.982	$19.387	$19.075	$20.126	$18.669	$14.249	$12.527	$13.744	$12.495
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.658	$19.153	$18.873	$19.943	$18.527	$14.162	$12.469	$13.701	$12.474	$10.060
Accumulation Unit Value at end of period	$20.034	$23.658	$19.153	$18.873	$19.943	$18.527	$14.162	$12.469	$13.701	$12.474
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of Talcott Resolution Life Insurance Company Separate Account Two and the
Board of Directors of Talcott Resolution Life Insurance Company

Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities for each of the sub accounts listed below of Talcott Resolution Life Insurance Company Separate Account Two (the “Account”), as of December 31, 2018, the related statement of operations, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes.

American Century VP Capital Appreciation Fund	Hartford MidCap HLS Fund
AB VPS International Value Portfolio	Hartford MidCap Value HLS Fund
Invesco V.I. Core Equity Fund	Hartford Ultrashort Bond HLS Fund
Invesco V.I. High Yield Fund	Hartford Small Company HLS Fund
Invesco V.I. Government Money Market Fund	Hartford SmallCap Growth HLS Fund
AB VPS Growth and Income Portfolio	Hartford Stock HLS Fund
AB VPS Intermediate Bond Portfolio	Hartford U.S. Government Securities HLS Fund
American Funds Growth Fund	Hartford Value HLS Fund
Calvert VP SRI Balanced Portfolio	Rational Trend Aggregation VA Fund
Columbia Variable Portfolio - Small Company Growth Fund	(Formerly Rational Dividend Capture VA Fund)
Wells Fargo VT Omega Growth Fund	Rational Insider Buying VA Fund
Fidelity® VIP Asset Manager Portfolio	BlackRock Large Cap Focus Growth V.I. Fund
Fidelity® VIP Growth Portfolio	Morgan Stanley VIF U.S. Real Estate Portfolio
Fidelity® VIP Contrafund® Portfolio	Invesco V.I. Equity and Income Fund
Fidelity® VIP Overseas Portfolio	Morgan Stanley VIF Mid Cap Growth Portfolio
Fidelity® VIP Freedom 2020 Portfolio	Columbia Variable Portfolio - Asset Allocation Fund
Fidelity® VIP Freedom 2030 Portfolio	Columbia Variable Portfolio - Dividend Opportunity Fund
Fidelity® VIP Freedom 2015 Portfolio	Columbia Variable Portfolio - Income Opportunities Fund
Fidelity® VIP Freedom 2025 Portfolio	Columbia Variable Portfolio - Mid Cap Growth Fund
Fidelity® VIP Freedom Income Portfolio	Oppenheimer Global Fund/VA
Fidelity® VIP FundsManager 20% Portfolio	Putnam VT Small Cap Value Fund
Fidelity® VIP FundsManager 70% Portfolio	PIMCO VIT Real Return Portfolio
Fidelity® VIP FundsManager 85% Portfolio	Pioneer Fund VCT Portfolio
Franklin Income VIP Fund	Pioneer Mid Cap Value VCT Portfolio
Hartford Balanced HLS Fund	Jennison 20/20 Focus Portfolio
Hartford Total Return Bond HLS Fund	Jennison Portfolio
Hartford Capital Appreciation HLS Fund	Prudential Value Portfolio
Hartford Dividend and Growth HLS Fund	Prudential SP International Growth Portfolio
Hartford Healthcare HLS Fund	Royce Small-Cap Portfolio
Hartford Global Growth HLS Fund	Victory Variable Insurance Diversified Stock Fund
Hartford Disciplined Equity HLS Fund	Invesco V.I. Comstock Fund
Hartford Growth Opportunities HLS Fund	Invesco V.I. American Franchise Fund
Hartford High Yield HLS Fund	Wells Fargo VT Index Asset Allocation Fund
Hartford International Opportunities HLS Fund	Wells Fargo VT International Equity Fund
Hartford MidCap Growth HLS Fund	Wells Fargo VT Small Cap Growth Fund
(Formerly Hartford Small/Mid Cap Equity HLS Fund)	Wells Fargo VT Opportunity Fund

We have also audited the accompanying statements of assets and liabilities of Columbia Variable Portfolio - Large Cap Growth Fund, Columbia Variable Portfolio - Overseas Core Fund (Formerly Columbia Variable Portfolio - Select International Equity Fund), CTIVPSM- Loomis Sayles Growth Fund (Formerly Variable Portfolio - Loomis Sayles Growth Fund), BlackRock S&P 500 Index V.I. Fund, Fidelity ® VIP FundsManager 60% Portfolio, the statements of operations, changes in net assets, financial highlights for the periods indicated in the table below, and related notes. We have also audited HIMCO VIT Index Fund and BlackRock Global Opportunities V.I. Fund, the accompanying statements of operations, changes in net assets, financial highlights for the periods indicated in the table below, and related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the sub-accounts listed above constituting Talcott Resolution Life Insurance Company Separate Account Two as of December 31, 2018, and the results of their operations for the year then ended (or for the period listed in the table below), the changes in their net assets for each of the two years in the period then ended (or for the period listed in the table below), and the financial highlights for each of the five years in the period then ended (or for the period listed in the table below), in conformity with accounting principles generally accepted in the United States of America.

Sub-account	Statement of Assets and Liabilities	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the	For the	For the
Columbia Variable Portfolio - Large Cap Growth Fund	December 31, 2018	Year ended December 31, 2018	Two Years Ended December 31, 2018	Period from March 18, 2016 to December 31, 2016 and two years ended December 31, 2018
Columbia Variable Portfolio - Overseas Core Fund	December 31, 2018	Year ended December 31, 2018	Two Years Ended December 31, 2018	Period from March 18, 2016 to December 31, 2016 and two years ended December 31, 2018
CTIVPSM- Loomis Sayles Growth Fund	December 31, 2018	Year ended December 31, 2018	Two Years Ended December 31, 2018	Period from March 18, 2016 to December 31, 2016 and two years ended December 31, 2018
BlackRock S&P 500 Index V.I. Fund	December 31, 2018	Period from April 20, 2018 to December 31, 2018	Period from April 20, 2018 to December 31, 2018	Period from April 20, 2018 to December 31, 2018
Fidelity ® VIP FundsManager 60% Portfolio	December 31, 2018	Day ended December 31, 2018	Day ended December 31, 2018	Day ended December 31, 2018
HIMCO VIT Index Fund	Not Applicable	Period from January 1, 2018 to April 19, 2018	Year ended December 31, 2017 and the period from January 1, 2018 to April 19, 2018	Four Years Ended December 31, 2017 and the Period from January 1, 2018 to April 19, 2018
BlackRock Global Opportunities V.I. Fund	Not Applicable	Period from January 1, 2018 to May 12, 2018	Year ended December 31, 2017 and the period from January 1, 2018 to May 12, 2018	Four Years Ended December 31, 2017 and the Period from January 1, 2018 to May 12, 2018

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the Account’s fund managers. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Hartford, Connecticut
April 18, 2019

We have served as the auditor of the sub-accounts that comprise Talcott Resolution Life Insurance Company Separate Account Two since 2002.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities
December 31, 2018

	American Century VP Capital Appreciation Fund	AB VPS International Value Portfolio	Invesco V.I. Core Equity Fund	Invesco V.I. High Yield Fund	Invesco V.I. Government Money Market Fund	AB VPS Growth and Income Portfolio	AB VPS Intermediate Bond Portfolio	American Funds Growth Fund	Calvert VP SRI Balanced Portfolio	Columbia Variable Portfolio - Small Company Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$3,387,007
class 2	—	—	—	—	—	—	—	429,157	—	—
class A	—	—	—	—	—	—	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	129,362	—	—	—	1,001,531	1,412,698	—	—	—
class I	2,817,124	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	2,252,588	1,369,315	27,274,810	—	—	—	—	—
class S2	—	—	—	—	3,013,939	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	885,636	—
Total investments	2,817,124	129,362	2,252,588	1,369,315	30,288,749	1,001,531	1,412,698	429,157	885,636	3,387,007
Due from Sponsor Company	156	—	—	—	—	—	—	107	—	58
Receivable for fund shares sold	—	—	250	24,771	22,833	40	390	—	—	—
Other assets	4	1	—	—	25	—	—	2	1	1
Total assets	2,817,284	129,363	2,252,838	1,394,086	30,311,607	1,001,571	1,413,088	429,266	885,637	3,387,066

Liabilities:
Due to Sponsor Company	—	—	250	24,771	22,833	40	390	—	13	—
Payable for fund shares purchased	165	—	—	—	—	—	—	107	—	58
Other liabilities	1	—	—	1	—	—	3	—	3	—
Total liabilities	166	—	250	24,772	22,833	40	393	107	16	58

Net assets:
For contract liabilities	$2,817,118	$129,363	$2,252,588	$1,369,314	$30,288,774	$1,001,531	$1,412,695	$429,159	$885,621	$3,387,008

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$3,387,008
class 2	—	—	—	—	—	—	—	429,159	—	—
class A	—	—	—	—	—	—	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	129,363	—	—	—	1,001,531	1,412,695	—	—	—
class I	2,817,118	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	2,252,588	1,369,314	27,274,827	—	—	—	—	—
class S2	—	—	—	—	3,013,947	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	885,621	—
Total contract liabilities	$2,817,118	$129,363	$2,252,588	$1,369,314	$30,288,774	$1,001,531	$1,412,695	$429,159	$885,621	$3,387,008

Shares:
class 1	—	—	—	—	—	—	—	—	—	216,561
class 2	—	—	—	—	—	—	—	6,177	—	—
class A	—	—	—	—	—	—	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	10,526	—	—	—	36,632	139,871	—	—	—
class I	198,809	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	72,805	270,616	27,274,810	—	—	—	—	—
class S2	—	—	—	—	3,013,939	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	456,513	—
Total shares	198,809	10,526	72,805	270,616	30,288,749	36,632	139,871	6,177	456,513	216,561

Cost	$2,580,445	$194,718	$2,099,985	$1,701,038	$30,288,749	$1,003,807	$1,536,125	$438,873	$812,170	$3,305,592

Deferred contracts in the accumulation period:
Units owned by participants #	692,874	17,873	1,383,777	653,538	3,197,586	434,709	101,032	19,150	170,346	1,403,353
Minimum unit fair value #*	$3.647271	$7.237883	$1.302324	$1.456265	$8.842972	$1.878465	$12.101972	$22.410517	$4.815665	$2.055610
Maximum unit fair value #*	$36.693342	$7.237883	$19.459174	$20.642136	$10.084508	$2.422606	$13.264496	$22.410517	$18.388350	$28.725313
Contract liability	$2,815,080	$129,363	$2,188,548	$1,332,589	$30,217,214	$973,722	$1,300,383	$429,159	$835,968	$3,341,459

Contracts in payout (annuitization) period:
Units owned by participants #	559	—	40,155	21,730	7,504	11,660	8,540	—	10,311	18,602
Minimum unit fair value #*	$3.647271	$—	$1.594833	$1.664461	$9.403751	$2.384954	$13.122125	$—	$4.815665	$2.432460
Maximum unit fair value #*	$3.647271	$—	$1.594833	$1.700933	$9.589820	$2.384954	$13.264496	$—	$4.815665	$2.505370
Contract liability	$2,038	$—	$64,040	$36,725	$71,560	$27,809	$112,312	$—	$49,653	$45,549

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2018

	Wells Fargo VT Omega Growth Fund	Fidelity® VIP Asset Manager Portfolio	Fidelity® VIP Growth Portfolio	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Overseas Portfolio	Fidelity® VIP Freedom 2020 Portfolio	Fidelity® VIP Freedom 2030 Portfolio	Fidelity® VIP Freedom 2015 Portfolio	Fidelity® VIP Freedom 2025 Portfolio	Fidelity® VIP Freedom Income Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$2,431,646	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	3,447	—	—	—	—	—	—	—	—	—
class A	—	—	—	—	—	—	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	913,495	6,483,932	8,483,471	827,329	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	107,886	143,742	487,594	12,152
class SRV2	—	—	—	—	—	563,791	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total investments	2,435,093	913,495	6,483,932	8,483,471	827,329	563,791	107,886	143,742	487,594	12,152
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	121	—	18,613	17,799	1	—	3	—	—	—
Other assets	4	4	—	8	—	1	2	—	—	3
Total assets	2,435,218	913,499	6,502,545	8,501,278	827,330	563,792	107,891	143,742	487,594	12,155

Liabilities:
Due to Sponsor Company	121	6	18,617	17,799	16	—	3	—	—	3
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	3	3	—	3	—	1	1	—	—
Total liabilities	121	9	18,620	17,799	19	—	4	1	—	3

Net assets:
For contract liabilities	$2,435,097	$913,490	$6,483,925	$8,483,479	$827,311	$563,792	$107,887	$143,741	$487,594	$12,152

Contract Liabilities:
class 1	$2,431,650	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	3,447	—	—	—	—	—	—	—	—	—
class A	—	—	—	—	—	—	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	913,490	6,483,925	8,483,479	827,311	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	563,792	—	—	—
class SRV2	—	—	—	—	—		107,887	143,741	487,594	12,152
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$2,435,097	$913,490	$6,483,925	$8,483,479	$827,311	$563,792	$107,887	$143,741	$487,594	$12,152

Shares:
class 1	92,563	—	—	—	—	—	—	—	—	—
class 2	137	—	—	—	—	—	—	—	—	—
class A	—	—	—	—	—	—	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	66,776	102,724	264,036	43,248	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	45,103	—	—	—	—
class SRV2	—	—	—	—	—	—	8,357	11,782	37,193	1,102
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	92,700	66,776	102,724	264,036	43,248	45,103	8,357	11,782	37,193	1,102

Cost	$2,356,519	$1,018,936	$4,722,107	$6,140,773	$794,057	$566,856	$107,368	$133,180	$484,979	$11,996

Deferred contracts in the accumulation period:
Units owned by participants #	1,245,199	282,003	1,319,630	1,253,052	329,967	24,139	4,043	6,735	19,392	823
Minimum unit fair value #*	$1.574931	$3.059106	$4.720681	$6.419516	$2.257556	$23.355805	$26.683779	$21.342607	$25.143777	$14.763506
Maximum unit fair value #*	$33.597598	$18.888968	$28.842878	$29.568448	$17.082545	$23.355805	$26.683779	$21.342607	$25.143777	$14.763506
Contract liability	$2,435,097	$913,490	$6,480,752	$8,483,116	$827,311	$563,792	$107,887	$143,741	$487,594	$12,152

Contracts in payout (annuitization) period:
Units owned by participants #	—	—	672	57	—	—	—	—	—	—
Minimum unit fair value #*	$—	$—	$4.720681	$6.419516	$—	$—	$—	$—	$—	$—
Maximum unit fair value #*	$—	$—	$4.720681	$6.419516	$—	$—	$—	$—	$—	$—
Contract liability	$—	$—	$3,173	$363	$—	$—	$—	$—	$—	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2018

	Fidelity® VIP FundsManager 20% Portfolio	Fidelity® VIP FundsManager 60% Portfolio	Fidelity® VIP FundsManager 70% Portfolio	Fidelity® VIP FundsManager 85% Portfolio	Franklin Income VIP Fund	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Healthcare HLS Fund
	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	768,334	—	—	—	—	—
class A	—	—	—	—	—	—	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	556,839,348	185,349,739	888,672,719	391,214,445	25,887,493
class IB	—	—	—	—	—	52,889,545	44,484,216	91,637,898	70,568,986	3,333,142
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	9,937	16,640	41,414	959	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total investments	9,937	16,640	41,414	959	768,334	609,728,893	229,833,955	980,310,617	461,783,431	29,220,635
Due from Sponsor Company	—	16,640	—	—	7	10,414	—	—	17,654	—
Receivable for fund shares sold	—	—	—	—	—	321,876	221,659	754,977	297,637	2,962
Other assets	1	—	—	4	3	16	12	2	3	—
Total assets	9,938	33,280	41,414	963	768,344	610,061,199	230,055,626	981,065,596	462,098,725	29,223,597

Liabilities:
Due to Sponsor Company	2	—	7	10	—	321,876	221,670	754,977	297,637	2,962
Payable for fund shares purchased	—	16,640	—	—	7	10,421	—	—	17,654	—
Other liabilities	—	—	2	—	—	3	—	8	12	1
Total liabilities	2	16,640	9	10	7	332,300	221,670	754,985	315,303	2,963

Net assets:
For contract liabilities	$9,936	$16,640	$41,405	$953	$768,337	$609,728,899	$229,833,956	$980,310,611	$461,783,422	$29,220,634

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	768,337	—	—	—	—	—
class A	—	—	—	—	—	—	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	556,839,362	185,349,732	888,672,716	391,214,430	25,887,494
class IB	—	—	—	—	—	52,889,537	44,484,224	91,637,895	70,568,992	3,333,140
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	9,936	16,640	41,405	953	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$9,936	$16,640	$41,405	$953	$768,337	$609,728,899	$229,833,956	$980,310,611	$461,783,422	$29,220,634

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	52,126	—	—	—	—	—
class A	—	—	—	—	—	—	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	20,270,817	17,241,837	22,278,084	19,649,143	1,259,119
class IB	—	—	—	—	—	1,895,003	4,157,403	2,332,940	3,560,494	171,458
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	927	1,631	3,552	83	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	927	1,631	3,552	83	52,126	22,165,820	21,399,240	24,611,024	23,209,637	1,430,577

Cost	$9,946	$16,640	$42,851	$1,099	$806,196	$432,115,400	$236,422,316	$978,352,011	$455,280,767	$27,161,049

Deferred contracts in the accumulation period:
Units owned by participants #	706	765	1,767	35	46,365	113,565,198	73,826,634	93,948,918	92,740,528	4,913,297
Minimum unit fair value #*	$14.068378	$21.738706	$23.431129	$26.790199	$16.571425	$1.459285	$1.400347	$2.145306	$2.154162	$4.796573
Maximum unit fair value #*	$14.068378	$21.738706	$23.431129	$26.790199	$16.571425	$21.348852	$21.036921	$55.829786	$31.606577	$35.281724
Contract liability	$9,936	$16,640	$41,405	$953	$768,337	$585,178,539	$223,586,780	$960,312,452	$450,905,895	$28,855,546

Contracts in payout (annuitization) period:
Units owned by participants #	—	—	—	—	—	3,612,468	2,047,440	1,433,455	1,933,791	60,566
Minimum unit fair value #*	$—	$—	$—	$—	$—	$1.675615	$1.815311	$2.455569	$2.917861	$5.538499
Maximum unit fair value #*	$—	$—	$—	$—	$—	$13.394356	$9.530798	$41.562311	$8.066461	$6.141433
Contract liability	$—	$—	$—	$—	$—	$24,550,360	$6,247,176	$19,998,159	$10,877,527	$365,088

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2018

	Hartford Global Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Growth Opportunities HLS Fund	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap Growth HLS Fund	Hartford MidCap HLS Fund	Hartford MidCap Value HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (2)	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class A	—	—	—	—	—	—	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	59,095,963	53,391,720	90,859,880	35,881,467	112,613,049	12,088,819	124,721,714	57,753,737	43,600,678	57,406,712
class IB	12,454,051	12,939,872	19,973,535	9,246,885	17,729,325	2,069,274	2,928,961	13,077,400	8,901,713	8,925,222
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total investments	71,550,014	66,331,592	110,833,415	45,128,352	130,342,374	14,158,093	127,650,675	70,831,137	52,502,391	66,331,934
Due from Sponsor Company	—	—	99	—	69	1,210	—	15,645	21	—
Receivable for fund shares sold	140	63,001	19,488	121,657	60,073	—	35,175	—	29,834	56,347
Other assets	—	—	3	—	15	1	—	—	16	4
Total assets	71,550,154	66,394,593	110,853,005	45,250,009	130,402,531	14,159,304	127,685,850	70,846,782	52,532,262	66,388,285

Liabilities:
Due to Sponsor Company	140	63,001	19,488	121,657	60,073	—	35,175	—	29,834	56,347
Payable for fund shares purchased	—	—	99	—	79	1,210	—	15,645	29	—
Other liabilities	5	3	14	9	—	—	5	1	4	—
Total liabilities	145	63,004	19,601	121,666	60,152	1,210	35,180	15,646	29,867	56,347

Net assets:
For contract liabilities	$71,550,009	$66,331,589	$110,833,404	$45,128,343	$130,342,379	$14,158,094	$127,650,670	$70,831,136	$52,502,395	$66,331,938

Contract Liabilities:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class A	—	—	—	—	—	—	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	59,095,960	53,391,717	90,859,872	35,881,460	112,613,054	12,088,820	124,721,708	57,753,734	43,600,677	57,406,720
class IB	12,454,049	12,939,872	19,973,532	9,246,883	17,729,325	2,069,274	2,928,962	13,077,402	8,901,718	8,925,218
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$71,550,009	$66,331,589	$110,833,404	$45,128,343	$130,342,379	$14,158,094	$127,650,670	$70,831,136	$52,502,395	$66,331,938

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class A	—	—	—	—	—	—	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	2,408,148	3,928,751	2,688,957	4,816,304	8,095,834	1,686,028	3,693,269	5,816,086	4,316,899	3,123,325
class IB	512,935	962,788	620,489	1,263,236	1,258,291	290,628	89,162	1,323,624	882,231	526,873
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	2,921,083	4,891,539	3,309,446	6,079,540	9,354,125	1,976,656	3,782,431	7,139,710	5,199,130	3,650,198

Cost	$61,305,585	$70,484,044	$114,689,293	$52,500,695	$114,815,912	$16,617,821	$89,772,959	$82,717,226	$52,088,457	$63,463,366

Deferred contracts in the accumulation period:
Units owned by participants #	22,448,493	22,383,614	26,946,037	17,813,636	54,623,008	803,187	13,669,190	24,365,477	33,726,662	17,324,431
Minimum unit fair value #*	$1.335094	$1.760535	$3.129026	$1.840995	$1.100392	$15.869869	$3.115773	$2.386777	$0.498753	$1.433270
Maximum unit fair value #*	$27.794019	$30.239029	$35.850747	$21.085832	$19.579907	$27.993538	$29.856174	$28.437113	$11.793946	$26.241162
Contract liability	$70,611,290	$65,139,906	$108,966,238	$44,498,144	$127,460,651	$14,087,234	$124,424,805	$69,651,192	$51,050,341	$65,534,814

Contracts in payout (annuitization) period:
Units owned by participants #	297,614	434,689	472,136	265,011	1,033,971	3,959	348,633	396,697	838,849	187,584
Minimum unit fair value #*	$1.542034	$2.033313	$3.593211	$2.126146	$1.242555	$17.585108	$3.518474	$2.750518	$0.548152	$1.618641
Maximum unit fair value #*	$3.832375	$3.189360	$29.824689	$2.440972	$3.394692	$18.074335	$10.038056	$19.610697	$3.283167	$4.996959
Contract liability	$938,719	$1,191,683	$1,867,166	$630,199	$2,881,728	$70,860	$3,225,865	$1,179,944	$1,452,054	$797,124

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2018

	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund	Hartford Value HLS Fund	Rational Trend Aggregation VA Fund	Rational Insider Buying VA Fund	BlackRock S&P 500 Index V.I. Fund	BlackRock Large Cap Focus Growth V.I. Fund	Morgan Stanley VIF U.S. Real Estate Portfolio	Invesco V.I. Equity and Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (3)	Sub-Account	Sub-Account (4)(5)	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	218,164	200,164
class A	—	—	—	—	—	—	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	128,772,623	27,882	—	—
class IA	36,696,095	391,858,736	55,766,227	50,474,805	—	—	—	—	—	—
class IB	9,417,783	28,603,735	11,280,741	9,633,232	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	7,392,916	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	3,602,557	2,313,784	—	—	—	—
Total investments	46,113,878	420,462,471	67,046,968	60,108,037	3,602,557	2,313,784	136,165,539	27,882	218,164	200,164
Due from Sponsor Company	185	—	—	—	374	459	988	—	84	—
Receivable for fund shares sold	82,866	326,726	57,503	16,917	—	—	34,353	4	—	—
Other assets	2	—	2	10	—	—	4	—	5	—
Total assets	46,196,931	420,789,197	67,104,473	60,124,964	3,602,931	2,314,243	136,200,884	27,886	218,253	200,164

Liabilities:
Due to Sponsor Company	82,866	326,734	57,503	16,917	—	—	34,353	4	—	—
Payable for fund shares purchased	185	—	22	—	374	459	988	—	84	—
Other liabilities	3	15	5	—	—	—	1	—	—	—
Total liabilities	83,054	326,749	57,530	16,917	374	459	35,342	4	84	—

Net assets:
For contract liabilities	$46,113,877	$420,462,448	$67,046,943	$60,108,047	$3,602,557	$2,313,784	$136,165,542	$27,882	$218,169	$200,164

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	218,169	200,164
class A	—	—	—	—	—	—	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	128,772,626	27,882	—	—
class IA	36,696,097	391,858,716	55,766,205	50,474,811	—	—	—	—	—	—
class IB	9,417,780	28,603,732	11,280,738	9,633,236	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	7,392,916	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	3,602,557	2,313,784	—	—	—	—
Total contract liabilities	$46,113,877	$420,462,448	$67,046,943	$60,108,047	$3,602,557	$2,313,784	$136,165,542	$27,882	$218,169	$200,164

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	11,246	12,479
class A	—	—	—	—	—	—	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	6,281,591	2,093	—	—
class IA	1,371,304	5,017,397	5,548,878	3,940,265	—	—	—	—	—	—
class IB	362,920	366,198	1,123,580	753,185	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	363,825	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	335,434	192,976	—	—	—
Total shares	1,734,224	5,383,595	6,672,458	4,693,450	335,434	192,976	6,645,416	2,093	11,246	12,479

Cost	$42,755,293	$195,679,260	$71,191,034	$58,140,388	$3,968,122	$3,181,109	$151,063,587	$32,192	$230,548	$203,643

Deferred contracts in the accumulation period:
Units owned by participants #	14,300,811	57,822,277	54,110,950	26,406,272	1,658,923	1,037,247	14,695,288	11,835	14,206	11,472
Minimum unit fair value #*	$2.447984	$1.492899	$1.007220	$1.856942	$1.802327	$2.018542	$8.836942	$2.191656	$15.356713	$17.448335
Maximum unit fair value #*	$32.821883	$43.354954	$12.173802	$21.932294	$19.481915	$25.498589	$9.359668	$2.363946	$15.356713	$17.448335
Contract liability	$45,651,438	$406,657,355	$65,499,477	$58,778,047	$3,525,675	$2,281,402	$131,815,118	$27,882	$218,169	$200,164

Contracts in payout (annuitization) period:
Units owned by participants #	152,774	1,283,925	1,179,255	575,115	37,684	13,897	481,613	—	—	—
Minimum unit fair value #*	$2.811228	$1.685908	$1.156654	$2.139838	$2.003660	$2.266835	$8.905805	$—	$—	$—
Maximum unit fair value #*	$3.067066	$38.893615	$10.860361	$2.421012	$2.088469	$2.350497	$9.279778	$—	$—	$—
Contract liability	$462,439	$13,805,093	$1,547,466	$1,330,000	$76,882	$32,382	$4,350,424	$—	$—	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2018

	Morgan Stanley VIF Mid Cap Growth Portfolio	Columbia Variable Portfolio - Asset Allocation Fund	Columbia Variable Portfolio - Dividend Opportunity Fund	Columbia Variable Portfolio - Income Opportunities Fund	Columbia Variable Portfolio - Mid Cap Growth Fund	Oppenheimer Global Fund/VA	Putnam VT Small Cap Value Fund	PIMCO VIT Real Return Portfolio	Pioneer Fund VCT Portfolio	Pioneer Mid Cap Value VCT Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1		$1,699,286	$5,599,466	$3,434,855	$4,480,381	$—	$—	$—	$—	$—
class 2	527,711	—	—	—	—	—	—	—	—	153,337
class A	—	—	—	—	—	—	—	—	—	—
class ADM	—	—	—	—	—	—	—	414,561	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	158,029	—	—	—
class II	—	—	—	—	—	—	—	—	7,804,125	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	563,606	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total investments	527,711	1,699,286	5,599,466	3,434,855	4,480,381	563,606	158,029	414,561	7,804,125	153,337
Due from Sponsor Company	127	—	—	—	—	219	26	223	—	23
Receivable for fund shares sold	—	238	330	943	419	—	—	—	1,684	—
Other assets	4	—	—	2	—	3	1	2	—	1
Total assets	527,842	1,699,524	5,599,796	3,435,800	4,480,800	563,828	158,056	414,786	7,805,809	153,361

Liabilities:
Due to Sponsor Company	—	238	330	943	419	—	—	—	1,684	—
Payable for fund shares purchased	127	—	—	—	—	219	26	223	—	23
Other liabilities	—	1	—	—	—	—	1	15	—	1
Total liabilities	127	239	330	943	419	219	27	238	1,684	24

Net assets:
For contract liabilities	$527,715	$1,699,285	$5,599,466	$3,434,857	$4,480,381	$563,609	$158,029	$414,548	$7,804,125	$153,337

Contract Liabilities:
class 1	$—	$1,699,285	$5,599,466	$3,434,857	$4,480,381	$—	$—	$—	$—	$—
class 2	527,715	—	—	—	—	—	—	—	—	153,337
class A	—	—	—	—	—	—	—	—	—	—
class ADM	—	—	—	—	—	—	—	414,548	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	158,029	—	—	—
class II	—	—	—	—	—	—	—	—	7,804,125	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	563,609	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$527,715	$1,699,285	$5,599,466	$3,434,857	$4,480,381	$563,609	$158,029	$414,548	$7,804,125	$153,337

Shares:
class 1	—	120,517	234,778	497,085	182,426	—	—	—	—	—
class 2	50,644	—	—	—	—	—	—	—	—	9,989
class A	—	—	—	—	—	—	—	—	—	—
class ADM	—	—	—	—	—	—	—	34,984	—	—
class B	—	—	—	—	—	—	17,836	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	573,833	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	15,017	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	50,644	120,517	234,778	497,085	182,426	15,017	17,836	34,984	573,833	9,989

Cost	$576,371	$1,838,251	$3,839,832	$4,296,999	$2,930,138	$576,376	$247,589	$453,162	$10,614,644	$200,469

Deferred contracts in the accumulation period:
Units owned by participants #	24,546	909,550	378,046	304,107	291,414	33,823	11,617	30,224	3,956,974	10,282
Minimum unit fair value #*	$21.498861	$1.621140	$13.682920	$10.517652	$14.380972	$16.663543	$13.603576	$13.716400	$1.769384	$14.912987
Maximum unit fair value #*	$21.498861	$1.893553	$15.059304	$11.240573	$15.458695	$16.663543	$13.603576	$13.716400	$2.047160	$14.912987
Contract liability	$527,715	$1,672,357	$5,527,902	$3,348,691	$4,400,317	$563,609	$158,029	$414,548	$7,719,260	$153,337

Contracts in payout (annuitization) period:
Units owned by participants #	—	14,444	4,785	7,692	5,215	—	—	—	43,032	—
Minimum unit fair value #*	$—	$1.838499	$14.887097	$11.143540	$15.325231	$—	$—	$—	$1.967299	$—
Maximum unit fair value #*	$—	$1.893553	$15.059304	$11.240573	$15.458695	$—	$—	$—	$2.020200	$—
Contract liability	$—	$26,928	$71,564	$86,166	$80,064	$—	$—	$—	$84,865	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2018

	Jennison 20/20 Focus Portfolio	Jennison Portfolio	Prudential Value Portfolio	Prudential SP International Growth Portfolio	Royce Small-Cap Portfolio	Victory Variable Insurance Diversified Stock Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Wells Fargo VT Index Asset Allocation Fund	Wells Fargo VT International Equity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$3,221,446
class 2	—	—	—	—	—	—	126,310	—	15,721	—
class A	—	—	—	—	—	327,049	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	103,409	648,773	213,073	48,871	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	219,970	—	—	—	—	—
class S1	—	—	—	—	—	—	—	869,445	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total investments	103,409	648,773	213,073	48,871	219,970	327,049	126,310	869,445	15,721	3,221,446
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	4	25	11	2	2	10	—	238	1	163
Other assets	—	—	1	—	3	3	—	—	1	—
Total assets	103,413	648,798	213,085	48,873	219,975	327,062	126,310	869,683	15,723	3,221,609

Liabilities:
Due to Sponsor Company	4	25	11	2	2	14	—	238	1	163
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	1	—	—	1	—	2	—	1	—	—
Total liabilities	5	25	11	3	2	16	—	239	1	163

Net assets:
For contract liabilities	$103,408	$648,773	$213,074	$48,870	$219,973	$327,046	$126,310	$869,444	$15,722	$3,221,446

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$3,221,446
class 2	—	—	—	—	—	—	—	—	15,722	—
class A	—	—	—	—	—	327,046	126,310	—	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	103,408	648,773	213,074	48,870	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	219,973	—	—	—	—	—
class S1	—	—	—	—	—	—	—	869,444	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$103,408	$648,773	$213,074	$48,870	$219,973	$327,046	$126,310	$869,444	$15,722	$3,221,446

Shares:
class 1	—	—	—	—	—	—	—	—	—	1,130,332
class 2	—	—	—	—	—	—	7,865	—	853	—
class A	—	—	—	—	—	32,001	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	3,671	11,056	7,591	7,219	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	27,950	—	—	—	—	—
class S1	—	—	—	—	—	—	—	15,213	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	3,671	11,056	7,591	7,219	27,950	32,001	7,865	15,213	853	1,130,332

Cost	$51,755	$255,626	$160,786	$38,144	$273,182	$355,789	$135,727	$666,841	$11,934	$4,745,084

Deferred contracts in the accumulation period:
Units owned by participants #	36,444	400,661	58,600	40,654	13,632	18,486	7,198	47,536	7,616	2,090,199
Minimum unit fair value #*	$2.445694	$1.525438	$1.729213	$1.127791	$16.136275	$15.979098	$17.547707	$17.198791	$2.064334	$1.018399
Maximum unit fair value #*	$2.643934	$2.159205	$21.915836	$1.226608	$16.136275	$18.017058	$17.547707	$18.352525	$2.064334	$14.113165
Contract liability	$90,901	$648,773	$213,074	$48,870	$219,973	$327,046	$126,310	$863,257	$15,722	$3,180,044

Contracts in payout (annuitization) period:
Units owned by participants #	4,903	—	—	—	—	—	—	337	—	21,237
Minimum unit fair value #*	$2.550885	$—	$—	$—	$—	$—	$—	$18.352525	$—	$1.944555
Maximum unit fair value #*	$2.550885	$—	$—	$—	$—	$—	$—	$18.352525	$—	$1.975277
Contract liability	$12,507	$—	$—	$—	$—	$—	$—	$6,187	$—	$41,402

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (concluded)
December 31, 2018

	Wells Fargo VT Small Cap Growth Fund	Wells Fargo VT Opportunity Fund	Columbia Variable Portfolio - Large Cap Growth Fund	Columbia Variable Portfolio - Overseas Core Fund	CTIVPSM– Loomis Sayles Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (6)	Sub-Account (7)

Assets:
Investments, at fair value
class 1	$1,999,561	$2,188,782	$18,772,641	$—	$9,837,513
class 2	2,212	—	—	4,230,428	—
class A	—	—	—	—	—
class ADM	—	—	—	—	—
class B	—	—	—	—	—
class I	—	—	—	—	—
class IA	—	—	—	—	—
class IB	—	—	—	—	—
class II	—	—	—	—	—
class III	—	—	—	—	—
class INIT	—	—	—	—	—
class INV	—	—	—	—	—
class S1	—	—	—	—	—
class S2	—	—	—	—	—
class SRV	—	—	—	—	—
class SRV2	—	—	—	—	—
class - N/A	—	—	—	—	—
Total investments	2,001,773	2,188,782	18,772,641	4,230,428	9,837,513
Due from Sponsor Company	—	—	24,018	55	—
Receivable for fund shares sold	92	128	—	—	946
Other assets	—	—	1	—	3
Total assets	2,001,865	2,188,910	18,796,660	4,230,483	9,838,462

Liabilities:
Due to Sponsor Company	92	128	—	—	946
Payable for fund shares purchased	—	—	24,018	55	—
Other liabilities	1	—	—	1	—
Total liabilities	93	128	24,018	56	946

Net assets:
For contract liabilities	$2,001,772	$2,188,782	$18,772,642	$4,230,427	$9,837,516

Contract Liabilities:
class 1	$1,999,560	$2,188,782	$18,772,642	$—	$9,837,516
class 2	2,212	—	—	4,230,427	—
class A	—	—	—	—	—
class ADM	—	—	—	—	—
class B	—	—	—	—	—
class I	—	—	—	—	—
class IA	—	—	—	—	—
class IB	—	—	—	—	—
class II	—	—	—	—	—
class III	—	—	—	—	—
class INIT	—	—	—	—	—
class INV	—	—	—	—	—
class S1	—	—	—	—	—
class S2	—	—	—	—	—
class SRV	—	—	—	—	—
class SRV2	—	—	—	—	—
class - N/A	—	—	—	—	—
Total contract liabilities	$2,001,772	$2,188,782	$18,772,642	$4,230,427	$9,837,516

Shares:
class 1	206,993	96,168	1,166,003	—	345,176
class 2	236	—	—	333,893	—
class A	—	—	—	—	—
class ADM	—	—	—	—	—
class B	—	—	—	—	—
class I	—	—	—	—	—
class IA	—	—	—	—	—
class IB	—	—	—	—	—
class II	—	—	—	—	—
class III	—	—	—	—	—
class INIT	—	—	—	—	—
class INV	—	—	—	—	—
class S1	—	—	—	—	—
class S2	—	—	—	—	—
class SRV	—	—	—	—	—
class SRV2	—	—	—	—	—
class - N/A	—	—	—	—	—
Total shares	207,229	96,168	1,166,003	333,893	345,176

Cost	$1,792,639	$2,144,449	$14,631,057	$4,359,918	$7,391,184

Deferred contracts in the accumulation period:
Units owned by participants #	85,923	108,893	1,448,559	413,424	708,390
Minimum unit fair value #*	$2.970626	$18.081357	$12.300289	$9.830300	$13.058037
Maximum unit fair value #*	$24.078926	$19.964925	$12.735436	$10.178184	$13.519881
Contract liability	$1,993,856	$2,131,207	$18,374,218	$4,175,759	$9,524,794

Contracts in payout (annuitization) period:
Units owned by participants #	332	2,905	31,329	5,385	23,151
Minimum unit fair value #*	$23.876359	$19.818958	$12.682419	$10.135802	$13.463623
Maximum unit fair value #*	$23.876359	$19.818958	$12.735436	$10.178184	$13.519881
Contract liability	$7,916	$57,575	$398,424	$54,668	$312,722

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

(1) Funded as of December 31, 2018.
(2) Formerly Hartford Small/Mid Cap Equity HLS Fund. Change effective November 1, 2018.
(3) Formerly Rational Dividend Capture VA Fund. Change effective November 1, 2018.
(4) Funded as of April 20, 2018.
(5) Merged with HIMCO VIT Index Fund. Change effective April 20, 2018.
(6) Formerly Columbia Variable Portfolio - Select International Equity Fund. Change effective May 1, 2018.
(7) Formerly Variable Portfolio - Loomis Sayles Growth Fund. Change effective May 1, 2018.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Operations
For the Periods Ended December 31, 2018

	American Century VP Capital Appreciation Fund	AB VPS International Value Portfolio	Invesco V.I. Core Equity Fund	Invesco V.I. High Yield Fund	Invesco V.I. Government Money Market Fund	AB VPS Growth and Income Portfolio	AB VPS Intermediate Bond Portfolio	American Funds Growth Fund	Calvert VP SRI Balanced Portfolio	Columbia Variable Portfolio - Small Company Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$—	$2,062	$23,484	$79,494	$501,064	$8,859	$14,967	$2,147	$17,015	$—

Expenses:
Administrative charges	—	—	—	(622)	—	—	—	—	—	—
Mortality and expense risk charges	(42,480)	(2,403)	(36,681)	(22,277)	(451,111)	(17,786)	(21,840)	(6,336)	(11,919)	(67,160)
Total expenses	(42,480)	(2,403)	(36,681)	(22,899)	(451,111)	(17,786)	(21,840)	(6,336)	(11,919)	(67,160)
Net investment income (loss)	(42,480)	(341)	(13,197)	56,595	49,953	(8,927)	(6,873)	(4,189)	5,096	(67,160)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	203,889	(16,851)	84,687	(79,900)	—	50,409	(37,766)	17,156	22,389	201,847
Net realized gain distributions	19,890	—	168,197	—	—	134,671	21,209	52,610	88,050	622,749
Change in unrealized appreciation (depreciation) during the period	(335,090)	(29,218)	(501,288)	(47,871)	—	(249,333)	(18,677)	(67,422)	(149,743)	(774,454)
Net gain (loss) on investments	(111,311)	(46,069)	(248,404)	(127,771)	—	(64,253)	(35,234)	2,344	(39,304)	50,142
Net increase (decrease) in net assets resulting from operations	$(153,791)	$(46,410)	$(261,601)	$(71,176)	$49,953	$(73,180)	$(42,107)	$(1,845)	$(34,208)	$(17,018)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2018

	Wells Fargo VT Omega Growth Fund	Fidelity® VIP Asset Manager Portfolio	Fidelity® VIP Growth Portfolio	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Overseas Portfolio	Fidelity® VIP Freedom 2020 Portfolio	Fidelity® VIP Freedom 2030 Portfolio	Fidelity® VIP Freedom 2015 Portfolio	Fidelity® VIP Freedom 2025 Portfolio	Fidelity® VIP Freedom Income Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$—	$16,805	$17,662	$69,124	$15,138	$7,852	$1,355	$2,117	$6,418	$187

Expenses:
Administrative charges	—	—	—	—	—	—	—	—	—	—
Mortality and expense risk charges	(44,028)	(12,379)	(89,965)	(122,429)	(12,611)	(8,251)	(1,479)	(1,916)	(5,775)	(157)
Total expenses	(44,028)	(12,379)	(89,965)	(122,429)	(12,611)	(8,251)	(1,479)	(1,916)	(5,775)	(157)
Net investment income (loss)	(44,028)	4,426	(72,303)	(53,305)	2,527	(399)	(124)	201	643	30

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	138,695	(5,330)	430,215	599,554	29,169	10,628	1,198	2,746	2,231	8
Net realized gain distributions	285,475	35,420	1,018,263	877,172	—	20,290	2,977	6,019	9,114	136
Change in unrealized appreciation (depreciation) during the period	(387,286)	(99,414)	(1,458,143)	(2,083,578)	(193,005)	(71,874)	(14,914)	(18,975)	(49,598)	(614)
Net gain (loss) on investments	36,884	(69,324)	(9,665)	(606,852)	(163,836)	(40,956)	(10,739)	(10,210)	(38,253)	(470)
Net increase (decrease) in net assets resulting from operations	$(7,144)	$(64,898)	$(81,968)	$(660,157)	$(161,309)	$(41,355)	$(10,863)	$(10,009)	$(37,610)	$(440)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2018

	Fidelity® VIP FundsManager 20% Portfolio	Fidelity® VIP FundsManager 60% Portfolio	Fidelity® VIP FundsManager 70% Portfolio	Fidelity® VIP FundsManager 85% Portfolio	Franklin Income VIP Fund	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Healthcare HLS Fund
	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$172	$—	$385	$7	$44,746	$13,045,739	$9,296,515	$10,029,413	$9,725,949	$30,918

Expenses:
Administrative charges	—	—	—	—	—	(8,232)	(10,516)	(19,774)	(16,679)	—
Mortality and expense risk charges	(128)	—	(449)	(25)	(11,486)	(9,342,242)	(3,543,756)	(15,597,987)	(7,692,419)	(500,050)
Total expenses	(128)	—	(449)	(25)	(11,486)	(9,350,474)	(3,554,272)	(15,617,761)	(7,709,098)	(500,050)
Net investment income (loss)	44	—	(64)	(18)	33,260	3,695,265	5,742,243	(5,588,348)	2,016,851	(469,132)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	5	—	413	162	1,930	41,046,779	(661,271)	31,691,125	14,918,315	1,267,110
Net realized gain distributions	427	—	2,432	86	—	30,847,861	843,437	115,890,328	55,793,007	2,114,587
Change in unrealized appreciation (depreciation) during the period	(789)	—	(7,159)	(250)	(80,106)	(118,111,032)	(11,854,032)	(225,941,615)	(105,271,957)	(3,870,353)
Net gain (loss) on investments	(357)	—	(4,314)	(2)	(78,176)	(46,216,392)	(11,671,866)	(78,360,162)	(34,560,635)	(488,656)
Net increase (decrease) in net assets resulting from operations	$(313)	$—	$(4,378)	$(20)	$(44,916)	$(42,521,127)	$(5,929,623)	$(83,948,510)	$(32,543,784)	$(957,788)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2018

	Hartford Global Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Growth Opportunities HLS Fund	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap Growth HLS Fund	Hartford MidCap HLS Fund	Hartford MidCap Value HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (2)	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$399,575	$514,715	$—	$2,942,112	$3,061,189	$115,598	$38,916	$794,585	$603,798	$—

Expenses:
Administrative charges	—	—	—	—	(4,336)	—	—	—	(1,928)	(1,505)
Mortality and expense risk charges	(1,281,669)	(1,180,567)	(1,973,481)	(783,400)	(2,333,786)	(261,596)	(1,975,503)	(1,317,846)	(763,969)	(1,122,372)
Total expenses	(1,281,669)	(1,180,567)	(1,973,481)	(783,400)	(2,338,122)	(261,596)	(1,975,503)	(1,317,846)	(765,897)	(1,123,877)
Net investment income (loss)	(882,094)	(665,852)	(1,973,481)	2,158,712	723,067	(145,998)	(1,936,587)	(523,261)	(162,099)	(1,123,877)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	4,991,319	1,424,331	3,477,809	(982,701)	7,981,399	45,246	9,178,082	818,847	85,363	3,680,904
Net realized gain distributions	7,114,627	7,310,863	17,460,918	—	—	1,657,124	14,508,720	5,960,332	—	5,393,267
Change in unrealized appreciation (depreciation) during the period	(14,656,530)	(9,991,889)	(19,144,577)	(3,615,357)	(42,035,596)	(3,425,780)	(32,932,591)	(19,774,912)	136,124	(11,395,602)
Net gain (loss) on investments	(2,550,584)	(1,256,695)	1,794,150	(4,598,058)	(34,054,197)	(1,723,410)	(9,245,789)	(12,995,733)	221,487	(2,321,431)
Net increase (decrease) in net assets resulting from operations	$(3,432,678)	$(1,922,547)	$(179,331)	$(2,439,346)	$(33,331,130)	$(1,869,408)	$(11,182,376)	$(13,518,994)	$59,388	$(3,445,308)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2018

	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund	Hartford Value HLS Fund	Rational Trend Aggregation VA Fund	Rational Insider Buying VA Fund	BlackRock Global Opportunities V.I. Fund	BlackRock S&P 500 Index V.I. Fund	BlackRock Large Cap Focus Growth V.I. Fund	Morgan Stanley VIF U.S. Real Estate Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (3)	Sub-Account	Sub-Account (4)	Sub-Account (5)(6)	Sub-Account	Sub-Account

Investment income:
Dividends	$—	$6,986,950	$1,634,146	$1,096,100	$159,073	$18,352	$—	$1,537,861	$—	$5,748

Expenses:
Administrative charges	—	(4,872)	—	—	—	—	—	—	—	—
Mortality and expense risk charges	(915,211)	(6,010,926)	(1,038,021)	(1,050,954)	(67,333)	(45,918)	(118)	(1,415,557)	(657)	(3,113)
Total expenses	(915,211)	(6,015,798)	(1,038,021)	(1,050,954)	(67,333)	(45,918)	(118)	(1,415,557)	(657)	(3,113)
Net investment income (loss)	(915,211)	971,152	596,125	45,146	91,740	(27,566)	(118)	122,304	(657)	2,635

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	2,875,572	38,163,218	(1,023,363)	2,568,042	(18,996)	(106,144)	2,633	494,046	1,937	4,671
Net realized gain distributions	3,562,098	—	—	6,637,702	—	122,854	—	6,302,529	3,251	—
Change in unrealized appreciation (depreciation) during the period	(12,216,106)	(43,524,791)	(150,623)	(17,174,324)	(313,107)	(185,852)	(2,296)	(14,898,048)	(3,133)	(38,761)
Net gain (loss) on investments	(5,778,436)	(5,361,573)	(1,173,986)	(7,968,580)	(332,103)	(169,142)	337	(8,101,473)	2,055	(34,090)
Net increase (decrease) in net assets resulting from operations	$(6,693,647)	$(4,390,421)	$(577,861)	$(7,923,434)	$(240,363)	$(196,708)	$219	$(7,979,169)	$1,398	$(31,455)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2018

	Invesco V.I. Equity and Income Fund	Morgan Stanley VIF Mid Cap Growth Portfolio	Columbia Variable Portfolio - Asset Allocation Fund	Columbia Variable Portfolio - Dividend Opportunity Fund	Columbia Variable Portfolio - Income Opportunities Fund	Columbia Variable Portfolio - Mid Cap Growth Fund	Oppenheimer Global Fund/VA	Putnam VT Small Cap Value Fund	PIMCO VIT Real Return Portfolio	Pioneer Fund VCT Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$5,037	$—	$26,886	$—	$191,635	$—	$5,405	$1,095	$12,079	$68,453

Expenses:
Administrative charges	—	—	—	—	(854)	(1,272)	—	—	—	—
Mortality and expense risk charges	(3,376)	(6,628)	(26,102)	(97,801)	(60,930)	(92,465)	(8,788)	(3,060)	(6,088)	(133,835)
Total expenses	(3,376)	(6,628)	(26,102)	(97,801)	(61,784)	(93,737)	(8,788)	(3,060)	(6,088)	(133,835)
Net investment income (loss)	1,661	(6,628)	784	(97,801)	129,851	(93,737)	(3,383)	(1,965)	5,991	(65,382)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	11,980	578	6,975	378,060	(134,782)	400,481	11,603	(24,829)	(8,772)	(239,838)
Net realized gain distributions	11,192	115,521	133,136	—	—	—	50,410	83,600	—	2,121,413
Change in unrealized appreciation (depreciation) during the period	(52,195)	(77,333)	(246,991)	(732,021)	(197,417)	(576,282)	(160,274)	(102,003)	(14,089)	(2,038,208)
Net gain (loss) on investments	(29,023)	38,766	(106,880)	(353,961)	(332,199)	(175,801)	(98,261)	(43,232)	(22,861)	(156,633)
Net increase (decrease) in net assets resulting from operations	$(27,362)	$32,138	$(106,096)	$(451,762)	$(202,348)	$(269,538)	$(101,644)	$(45,197)	$(16,870)	$(222,015)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2018

	Pioneer Mid Cap Value VCT Portfolio	Jennison 20/20 Focus Portfolio	Jennison Portfolio	Prudential Value Portfolio	Prudential SP International Growth Portfolio	Royce Small-Cap Portfolio	Victory Variable Insurance Diversified Stock Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Wells Fargo VT Index Asset Allocation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$885	$—	$—	$—	$—	$1,913	$1,615	$2,162	$—	$162

Expenses:
Administrative charges	—	—	—	—	—	—	—	—	—	—
Mortality and expense risk charges	(2,451)	(1,917)	(10,538)	(4,987)	(888)	(3,703)	(4,828)	(1,912)	(17,110)	(316)
Total expenses	(2,451)	(1,917)	(10,538)	(4,987)	(888)	(3,703)	(4,828)	(1,912)	(17,110)	(316)
Net investment income (loss)	(1,566)	(1,917)	(10,538)	(4,987)	(888)	(1,790)	(3,213)	250	(17,110)	(154)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(2,302)	13,732	44,000	25,960	299	(17,360)	4,020	7,270	47,882	99
Net realized gain distributions	16,168	—	—	—	—	3,141	66,774	14,870	64,122	1,064
Change in unrealized appreciation (depreciation) during the period	(53,975)	(19,499)	(46,685)	(49,410)	(7,733)	(5,083)	(123,199)	(43,408)	(122,951)	(1,791)
Net gain (loss) on investments	(40,109)	(5,767)	(2,685)	(23,450)	(7,434)	(19,302)	(52,405)	(21,268)	(10,947)	(628)
Net increase (decrease) in net assets resulting from operations	$(41,675)	$(7,684)	$(13,223)	$(28,437)	$(8,322)	$(21,092)	$(55,618)	$(21,018)	$(28,057)	$(782)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Operations (concluded)
For the Periods Ended December 31, 2018

	Wells Fargo VT International Equity Fund	Wells Fargo VT Small Cap Growth Fund	Wells Fargo VT Opportunity Fund	HIMCO VIT Index Fund	Columbia Variable Portfolio - Large Cap Growth Fund	Columbia Variable Portfolio - Overseas Core Fund	CTIVPSM– Loomis Sayles Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (7)	Sub-Account	Sub-Account (8)	Sub-Account (9)

Investment income:
Dividends	$483,950	$—	$11,548	$3,265,267	$—	$129,934	$—

Expenses:
Administrative charges	—	—	—	—	—	—	—
Mortality and expense risk charges	(59,293)	(34,176)	(37,241)	(633,199)	(310,664)	(78,330)	(160,669)
Total expenses	(59,293)	(34,176)	(37,241)	(633,199)	(310,664)	(78,330)	(160,669)
Net investment income (loss)	424,657	(34,176)	(25,693)	2,632,068	(310,664)	51,604	(160,669)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(83,858)	108,852	52,438	12,993,264	950,651	143,865	716,325
Net realized gain distributions	956,241	215,726	245,329	13,539,935	—	—	—
Change in unrealized appreciation (depreciation) during the period	(2,041,052)	(287,318)	(467,236)	(29,117,184)	(1,528,675)	(1,115,783)	(904,315)
Net gain (loss) on investments	(1,168,669)	37,260	(169,469)	(2,583,985)	(578,024)	(971,918)	(187,990)
Net increase (decrease) in net assets resulting from operations	$(744,012)	$3,084	$(195,162)	$48,083	$(888,688)	$(920,314)	$(348,659)

The accompanying notes are an integral part of these financial statements.

(1) Funded as of December 31, 2018.
(2) Formerly Hartford Small/Mid Cap Equity HLS Fund. Change effective November 1, 2018.
(3) Formerly Rational Dividend Capture VA Fund. Change effective November 1, 2018.
(4) Liquidated as of May 12, 2018.
(5) Funded as of April 20, 2018.
(6) Merged with HIMCO VIT Index Fund. Change effective April 20, 2018.
(7) Merged with BlackRock S&P 500 Index V.I. Fund. Change effective April 20, 2018.
(8) Formerly Columbia Variable Portfolio - Select International Equity Fund. Change effective May 1, 2018.
(9) Formerly Variable Portfolio - Loomis Sayles Growth Fund. Change effective May 1, 2018.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Periods Ended December 31, 2018

	American Century VP Capital Appreciation Fund	AB VPS International Value Portfolio	Invesco V.I. Core Equity Fund	Invesco V.I. High Yield Fund	Invesco V.I. Government Money Market Fund	AB VPS Growth and Income Portfolio	AB VPS Intermediate Bond Portfolio	American Funds Growth Fund	Calvert VP SRI Balanced Portfolio	Columbia Variable Portfolio - Small Company Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(42,480)	$(341)	$(13,197)	$56,595	$49,953	$(8,927)	$(6,873)	$(4,189)	$5,096	$(67,160)
Net realized gain (loss) on security transactions	203,889	(16,851)	84,687	(79,900)	—	50,409	(37,766)	17,156	22,389	201,847
Net realized gain distributions	19,890	—	168,197	—	—	134,671	21,209	52,610	88,050	622,749
Change in unrealized appreciation (depreciation) during the period	(335,090)	(29,218)	(501,288)	(47,871)	—	(249,333)	(18,677)	(67,422)	(149,743)	(774,454)
Net increase (decrease) in net assets resulting from operations	(153,791)	(46,410)	(261,601)	(71,176)	49,953	(73,180)	(42,107)	(1,845)	(34,208)	(17,018)

Unit transactions:
Purchases	40,741	—	11,318	—	58,123	—	60	2,058	2,401	5,157
Net transfers	(472,744)	12,916	(30,982)	183,151	16,646,062	(353)	(20,550)	40,831	(4,430)	(532,489)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(618,868)	(44,290)	(298,128)	(81,082)	(12,710,321)	(287,124)	(279,503)	(44,224)	(77,900)	(244,766)
Other transactions	(4)	1	132	(2)	6,273	(3)	11	—	9	(129)
Death benefits	—	—	(18,724)	(8,312)	(339,590)	(36,469)	(13,634)	—	—	(81,815)
Net loan activity	(9)	—	—	—	—	—	—	—	—	—
Net annuity transactions	(985)	—	23,891	(5,859)	(15,104)	(5,302)	(60,179)	—	(8,587)	(7,342)
Net increase (decrease) in net assets resulting from unit transactions	(1,051,869)	(31,373)	(312,493)	87,896	3,645,443	(329,251)	(373,795)	(1,335)	(88,507)	(861,384)
Net increase (decrease) in net assets	(1,205,660)	(77,783)	(574,094)	16,720	3,695,396	(402,431)	(415,902)	(3,180)	(122,715)	(878,402)

Net assets:
Beginning of period	4,022,778	207,146	2,826,682	1,352,594	26,593,378	1,403,962	1,828,597	432,339	1,008,336	4,265,410
End of period	$2,817,118	$129,363	$2,252,588	$1,369,314	$30,288,774	$1,001,531	$1,412,695	$429,159	$885,621	$3,387,008

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2018

	Wells Fargo VT Omega Growth Fund	Fidelity® VIP Asset Manager Portfolio	Fidelity® VIP Growth Portfolio	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Overseas Portfolio	Fidelity® VIP Freedom 2020 Portfolio	Fidelity® VIP Freedom 2030 Portfolio	Fidelity® VIP Freedom 2015 Portfolio	Fidelity® VIP Freedom 2025 Portfolio	Fidelity® VIP Freedom Income Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(44,028)	$4,426	$(72,303)	$(53,305)	$2,527	$(399)	$(124)	$201	$643	$30
Net realized gain (loss) on security transactions	138,695	(5,330)	430,215	599,554	29,169	10,628	1,198	2,746	2,231	8
Net realized gain distributions	285,475	35,420	1,018,263	877,172	—	20,290	2,977	6,019	9,114	136
Change in unrealized appreciation (depreciation) during the period	(387,286)	(99,414)	(1,458,143)	(2,083,578)	(193,005)	(71,874)	(14,914)	(18,975)	(49,598)	(614)
Net increase (decrease) in net assets resulting from operations	(7,144)	(64,898)	(81,968)	(660,157)	(161,309)	(41,355)	(10,863)	(10,009)	(37,610)	(440)

Unit transactions:
Purchases	—	9,173	74,533	79,033	18,549	—	2,864	—	37,223	—
Net transfers	366,601	22,621	209,985	(175,731)	(46,342)	61,228	(54)	17,590	55,449	—
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(438,142)	(132,258)	(628,583)	(1,129,632)	(110,739)	(85,763)	(443)	(17,782)	(8,681)	(19)
Other transactions	(1)	(67)	—	(218)	1	—	1	—	—	1
Death benefits	(65,796)	—	—	—	—	—	—	—	—	—
Net loan activity	—	(1)	(5)	(24)	—	—	—	—	—	—
Net annuity transactions	—	—	(760)	(71)	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(137,338)	(100,532)	(344,830)	(1,226,643)	(138,531)	(24,535)	2,368	(192)	83,991	(18)
Net increase (decrease) in net assets	(144,482)	(165,430)	(426,798)	(1,886,800)	(299,840)	(65,890)	(8,495)	(10,201)	46,381	(458)

Net assets:
Beginning of period	2,579,579	1,078,920	6,910,723	10,370,279	1,127,151	629,682	116,382	153,942	441,213	12,610
End of period	$2,435,097	$913,490	$6,483,925	$8,483,479	$827,311	$563,792	$107,887	$143,741	$487,594	$12,152

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2018

	Fidelity® VIP FundsManager 20% Portfolio	Fidelity® VIP FundsManager 60% Portfolio	Fidelity® VIP FundsManager 70% Portfolio	Fidelity® VIP FundsManager 85% Portfolio	Franklin Income VIP Fund	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Healthcare HLS Fund
	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$44	$—	$(64)	$(18)	$33,260	$3,695,265	$5,742,243	$(5,588,348)	$2,016,851	$(469,132)
Net realized gain (loss) on security transactions	5	—	413	162	1,930	41,046,779	(661,271)	31,691,125	14,918,315	1,267,110
Net realized gain distributions	427	—	2,432	86	—	30,847,861	843,437	115,890,328	55,793,007	2,114,587
Change in unrealized appreciation (depreciation) during the period	(789)	—	(7,159)	(250)	(80,106)	(118,111,032)	(11,854,032)	(225,941,615)	(105,271,957)	(3,870,353)
Net increase (decrease) in net assets resulting from operations	(313)	—	(4,378)	(20)	(44,916)	(42,521,127)	(5,929,623)	(83,948,510)	(32,543,784)	(957,788)

Unit transactions:
Purchases	—	—	—	260	1,082	2,305,781	621,167	3,815,124	2,442,796	238,371
Net transfers	—	16,640	20,150	(89)	(4,298)	2,852	6,266,891	(17,408,205)	(8,236,155)	(497,306)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(5)	—	(14)	(3)	(144,517)	(71,690,348)	(25,794,670)	(121,409,903)	(55,884,847)	(4,163,456)
Other transactions	—	—	—	1	—	22,433	10,791	8,720	10,720	(112)
Death benefits	—	—	—	—	—	(19,921,889)	(6,669,638)	(21,125,369)	(14,023,875)	(1,018,793)
Net loan activity	—	—	—	—	—	—	—	(25)	(6)	—
Net annuity transactions	—	—	—	—	—	(4,630,618)	(384,659)	(3,354,078)	(1,612,910)	(100,174)
Net increase (decrease) in net assets resulting from unit transactions	(5)	16,640	20,136	169	(147,733)	(93,911,789)	(25,950,118)	(159,473,736)	(77,304,277)	(5,541,470)
Net increase (decrease) in net assets	(318)	16,640	15,758	149	(192,649)	(136,432,916)	(31,879,741)	(243,422,246)	(109,848,061)	(6,499,258)

Net assets:
Beginning of period	10,254	—	25,647	804	960,986	746,161,815	261,713,697	1,223,732,857	571,631,483	35,719,892
End of period	$9,936	$16,640	$41,405	$953	$768,337	$609,728,899	$229,833,956	$980,310,611	$461,783,422	$29,220,634

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2018

	Hartford Global Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Growth Opportunities HLS Fund	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap Growth HLS Fund	Hartford MidCap HLS Fund	Hartford MidCap Value HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (2)	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(882,094)	$(665,852)	$(1,973,481)	$2,158,712	$723,067	$(145,998)	$(1,936,587)	$(523,261)	$(162,099)	$(1,123,877)
Net realized gain (loss) on security transactions	4,991,319	1,424,331	3,477,809	(982,701)	7,981,399	45,246	9,178,082	818,847	85,363	3,680,904
Net realized gain distributions	7,114,627	7,310,863	17,460,918	—	—	1,657,124	14,508,720	5,960,332	—	5,393,267
Change in unrealized appreciation (depreciation) during the period	(14,656,530)	(9,991,889)	(19,144,577)	(3,615,357)	(42,035,596)	(3,425,780)	(32,932,591)	(19,774,912)	136,124	(11,395,602)
Net increase (decrease) in net assets resulting from operations	(3,432,678)	(1,922,547)	(179,331)	(2,439,346)	(33,331,130)	(1,869,408)	(11,182,376)	(13,518,994)	59,388	(3,445,308)

Unit transactions:
Purchases	303,988	363,725	453,945	209,023	844,106	72,674	415,695	199,266	252,578	234,834
Net transfers	(1,670,994)	(2,067,018)	1,420,143	(978,006)	1,986,547	(957,700)	(2,246,894)	(522,160)	5,672,225	(2,444,168)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(8,860,104)	(9,154,690)	(12,151,170)	(5,806,380)	(17,437,229)	(1,785,305)	(13,692,551)	(8,578,986)	(7,400,224)	(7,318,353)
Other transactions	132	(26)	1,567	963	3,555	(4)	(2,286)	193	1,047	(103)
Death benefits	(1,447,820)	(1,550,145)	(1,882,851)	(1,526,308)	(3,191,299)	(205,698)	(2,904,094)	(2,367,341)	(2,111,725)	(1,255,251)
Net loan activity	—	—	—	—	(4)	—	—	—	—	—
Net annuity transactions	66,775	(177,586)	119,068	(91,461)	(710,271)	(109,195)	(210,296)	129,656	(320,578)	(241,664)
Net increase (decrease) in net assets resulting from unit transactions	(11,608,023)	(12,585,740)	(12,039,298)	(8,192,169)	(18,504,595)	(2,985,228)	(18,640,426)	(11,139,372)	(3,906,677)	(11,024,705)
Net increase (decrease) in net assets	(15,040,701)	(14,508,287)	(12,218,629)	(10,631,515)	(51,835,725)	(4,854,636)	(29,822,802)	(24,658,366)	(3,847,289)	(14,470,013)

Net assets:
Beginning of period	86,590,710	80,839,876	123,052,033	55,759,858	182,178,104	19,012,730	157,473,472	95,489,502	56,349,684	80,801,951
End of period	$71,550,009	$66,331,589	$110,833,404	$45,128,343	$130,342,379	$14,158,094	$127,650,670	$70,831,136	$52,502,395	$66,331,938

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2018

	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund	Hartford Value HLS Fund	Rational Trend Aggregation VA Fund	Rational Insider Buying VA Fund	BlackRock Global Opportunities V.I. Fund	BlackRock S&P 500 Index V.I. Fund	BlackRock Large Cap Focus Growth V.I. Fund	Morgan Stanley VIF U.S. Real Estate Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (3)	Sub-Account	Sub-Account (4)	Sub-Account (5)(6)	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(915,211)	$971,152	$596,125	$45,146	$91,740	$(27,566)	$(118)	$122,304	$(657)	$2,635
Net realized gain (loss) on security transactions	2,875,572	38,163,218	(1,023,363)	2,568,042	(18,996)	(106,144)	2,633	494,046	1,937	4,671
Net realized gain distributions	3,562,098	—	—	6,637,702	—	122,854	—	6,302,529	3,251	—
Change in unrealized appreciation (depreciation) during the period	(12,216,106)	(43,524,791)	(150,623)	(17,174,324)	(313,107)	(185,852)	(2,296)	(14,898,048)	(3,133)	(38,761)
Net increase (decrease) in net assets resulting from operations	(6,693,647)	(4,390,421)	(577,861)	(7,923,434)	(240,363)	(196,708)	219	(7,979,169)	1,398	(31,455)

Unit transactions:
Purchases	311,521	1,438,916	416,390	210,913	22,287	30,416	—	242,994	—	9,469
Net transfers	444,302	(6,327,072)	1,920,032	(909,431)	(177,665)	(80,085)	(8,126)	(2,895,716)	(7,512)	(39,631)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	156,108,606	—	—
Surrenders for benefit payments and fees	(5,822,934)	(44,606,983)	(8,548,795)	(6,497,958)	(816,217)	(352,948)	(7,740)	(10,074,253)	(7)	(8,415)
Other transactions	1,201	29,099	1,610	1,817	46	7	—	(3,422)	—	—
Death benefits	(800,458)	(8,380,751)	(2,321,083)	(1,458,606)	(219,039)	(24,803)	—	(2,115,773)	—	—
Net loan activity	—	(1)	—	—	—	—	—	—	—	—
Net annuity transactions	(100,176)	(1,771,263)	(251,603)	(224,490)	(13,902)	(10,356)	—	2,882,275	—	—
Net increase (decrease) in net assets resulting from unit transactions	(5,966,544)	(59,618,055)	(8,783,449)	(8,877,755)	(1,204,490)	(437,769)	(15,866)	144,144,711	(7,519)	(38,577)
Net increase (decrease) in net assets	(12,660,191)	(64,008,476)	(9,361,310)	(16,801,189)	(1,444,853)	(634,477)	(15,647)	136,165,542	(6,121)	(70,032)

Net assets:
Beginning of period	58,774,068	484,470,924	76,408,253	76,909,236	5,047,410	2,948,261	15,647	—	34,003	288,201
End of period	$46,113,877	$420,462,448	$67,046,943	$60,108,047	$3,602,557	$2,313,784	$—	$136,165,542	$27,882	$218,169

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2018

	Invesco V.I. Equity and Income Fund	Morgan Stanley VIF Mid Cap Growth Portfolio	Columbia Variable Portfolio - Asset Allocation Fund	Columbia Variable Portfolio - Dividend Opportunity Fund	Columbia Variable Portfolio - Income Opportunities Fund	Columbia Variable Portfolio - Mid Cap Growth Fund	Oppenheimer Global Fund/VA	Putnam VT Small Cap Value Fund	PIMCO VIT Real Return Portfolio	Pioneer Fund VCT Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$1,661	$(6,628)	$784	$(97,801)	$129,851	$(93,737)	$(3,383)	$(1,965)	$5,991	$(65,382)
Net realized gain (loss) on security transactions	11,980	578	6,975	378,060	(134,782)	400,481	11,603	(24,829)	(8,772)	(239,838)
Net realized gain distributions	11,192	115,521	133,136	—	—	—	50,410	83,600	—	2,121,413
Change in unrealized appreciation (depreciation) during the period	(52,195)	(77,333)	(246,991)	(732,021)	(197,417)	(576,282)	(160,274)	(102,003)	(14,089)	(2,038,208)
Net increase (decrease) in net assets resulting from operations	(27,362)	32,138	(106,096)	(451,762)	(202,348)	(269,538)	(101,644)	(45,197)	(16,870)	(222,015)

Unit transactions:
Purchases	—	3,175	4,778	5,534	4,708	5,464	27,339	2,653	6,234	78,120
Net transfers	(8,000)	172,469	19,187	303,780	48,740	(377,664)	(8,503)	(69,372)	(34,406)	(71,365)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(98,751)	(9,717)	(139,149)	(560,326)	(428,305)	(413,616)	(26,610)	(12,944)	(80,514)	(1,061,843)
Other transactions	1	—	80	(37)	(8)	(187)	—	—	22	(63)
Death benefits	—	—	(6,853)	(60,612)	(107,773)	(146,748)	—	—	—	(229,487)
Net loan activity	—	—	—	—	—	—	—	—	—	—
Net annuity transactions	—	—	1,590	21,615	(14,879)	13,636	—	—	—	4,274
Net increase (decrease) in net assets resulting from unit transactions	(106,750)	165,927	(120,367)	(290,046)	(497,517)	(919,115)	(7,774)	(79,663)	(108,664)	(1,280,364)
Net increase (decrease) in net assets	(134,112)	198,065	(226,463)	(741,808)	(699,865)	(1,188,653)	(109,418)	(124,860)	(125,534)	(1,502,379)

Net assets:
Beginning of period	334,276	329,650	1,925,748	6,341,274	4,134,722	5,669,034	673,027	282,889	540,082	9,306,504
End of period	$200,164	$527,715	$1,699,285	$5,599,466	$3,434,857	$4,480,381	$563,609	$158,029	$414,548	$7,804,125

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2018

	Pioneer Mid Cap Value VCT Portfolio	Jennison 20/20 Focus Portfolio	Jennison Portfolio	Prudential Value Portfolio	Prudential SP International Growth Portfolio	Royce Small-Cap Portfolio	Victory Variable Insurance Diversified Stock Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Wells Fargo VT Index Asset Allocation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(1,566)	$(1,917)	$(10,538)	$(4,987)	$(888)	$(1,790)	$(3,213)	$250	$(17,110)	$(154)
Net realized gain (loss) on security transactions	(2,302)	13,732	44,000	25,960	299	(17,360)	4,020	7,270	47,882	99
Net realized gain distributions	16,168	—	—	—	—	3,141	66,774	14,870	64,122	1,064
Change in unrealized appreciation (depreciation) during the period	(53,975)	(19,499)	(46,685)	(49,410)	(7,733)	(5,083)	(123,199)	(43,408)	(122,951)	(1,791)
Net increase (decrease) in net assets resulting from operations	(41,675)	(7,684)	(13,223)	(28,437)	(8,322)	(21,092)	(55,618)	(21,018)	(28,057)	(782)

Unit transactions:
Purchases	2,157	—	—	—	—	1,530	984	195	1,250	—
Net transfers	(2,136)	(6,109)	(946)	5,126	—	(77,512)	(4,434)	4,933	(4,891)	—
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(14,363)	(15,080)	(28,391)	(63,107)	(239)	(81,234)	(3,593)	(37,802)	(63,812)	2
Other transactions	1	30	(3)	3	1	1	—	—	(4)	—
Death benefits	—	—	(39,270)	—	—	—	(1,052)	—	(1,054)	—
Net loan activity	—	—	—	—	—	—	—	—	—	—
Net annuity transactions	—	13,248	—	—	—	—	—	—	(1,716)	—
Net increase (decrease) in net assets resulting from unit transactions	(14,341)	(7,911)	(68,610)	(57,978)	(238)	(157,215)	(8,095)	(32,674)	(70,227)	2
Net increase (decrease) in net assets	(56,016)	(15,595)	(81,833)	(86,415)	(8,560)	(178,307)	(63,713)	(53,692)	(98,284)	(780)

Net assets:
Beginning of period	209,353	119,003	730,606	299,489	57,430	398,280	390,759	180,002	967,728	16,502
End of period	$153,337	$103,408	$648,773	$213,074	$48,870	$219,973	$327,046	$126,310	$869,444	$15,722

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (concluded)
For the Periods Ended December 31, 2018

	Wells Fargo VT International Equity Fund	Wells Fargo VT Small Cap Growth Fund	Wells Fargo VT Opportunity Fund	HIMCO VIT Index Fund	Columbia Variable Portfolio - Large Cap Growth Fund	Columbia Variable Portfolio - Overseas Core Fund	CTIVPSM– Loomis Sayles Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (7)	Sub-Account	Sub-Account (8)	Sub-Account (9)

Operations:
Net investment income (loss)	$424,657	$(34,176)	$(25,693)	$2,632,068	$(310,664)	$51,604	$(160,669)
Net realized gain (loss) on security transactions	(83,858)	108,852	52,438	12,993,264	950,651	143,865	716,325
Net realized gain distributions	956,241	215,726	245,329	13,539,935	—	—	—
Change in unrealized appreciation (depreciation) during the period	(2,041,052)	(287,318)	(467,236)	(29,117,184)	(1,528,675)	(1,115,783)	(904,315)
Net increase (decrease) in net assets resulting from operations	(744,012)	3,084	(195,162)	48,083	(888,688)	(920,314)	(348,659)

Unit transactions:
Purchases	29,456	—	108	119,761	11,013	1,621	25,028
Net transfers	(44,116)	235,646	33,471	984,373	(333,786)	(227,925)	(81,391)
Net interfund transfers due to corporate actions	—	—	—	(156,108,606)	—	—	—
Surrenders for benefit payments and fees	(398,196)	(218,488)	(244,842)	(4,459,391)	(1,696,339)	(478,721)	(1,586,786)
Other transactions	8	4	—	9,980	(220)	(14)	(815)
Death benefits	(107,025)	(39,223)	(15,689)	(900,400)	(360,958)	(96,529)	(203,257)
Net loan activity	—	—	—	—	—	—	—
Net annuity transactions	(10,233)	(19,280)	(14,490)	(4,415,502)	(78,430)	(20,002)	(26,725)
Net increase (decrease) in net assets resulting from unit transactions	(530,106)	(41,341)	(241,442)	(164,769,785)	(2,458,720)	(821,570)	(1,873,946)
Net increase (decrease) in net assets	(1,274,118)	(38,257)	(436,604)	(164,721,702)	(3,347,408)	(1,741,884)	(2,222,605)

Net assets:
Beginning of period	4,495,564	2,040,029	2,625,386	164,721,702	22,120,050	5,972,311	12,060,121
End of period	$3,221,446	$2,001,772	$2,188,782	$—	$18,772,642	$4,230,427	$9,837,516

The accompanying notes are an integral part of these financial statements.

(1) Funded as of December 31, 2018.
(2) Formerly Hartford Small/Mid Cap Equity HLS Fund. Change effective November 1, 2018.
(3) Formerly Rational Dividend Capture VA Fund. Change effective November 1, 2018.
(4) Liquidated as of May 12, 2018.
(5) Funded as of April 20, 2018.
(6) Merged with HIMCO VIT Index Fund. Change effective April 20, 2018.
(7) Merged with BlackRock S&P 500 Index V.I. Fund. Change effective April 20, 2018.
(8) Formerly Columbia Variable Portfolio - Select International Equity Fund. Change effective May 1, 2018.
(9) Formerly Variable Portfolio - Loomis Sayles Growth Fund. Change effective May 1, 2018.

SEPARATE ACCOUNT TWO
Hartford Life Insurance Company
Statements of Changes in Net Assets
For the Periods Ended December 31, 2017

	American Century VP Capital Appreciation Fund	AB VPS International Value Portfolio	Invesco V.I. Core Equity Fund	Invesco V.I. High Yield Fund	Invesco V.I. Government Money Market Fund	AB VPS Growth and Income Portfolio	AB VPS Intermediate Bond Portfolio	American Funds Growth Fund	Calvert VP SRI Balanced Portfolio	Columbia Variable Portfolio - Small Company Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(48,504)	$1,296	$(9,577)	$57,979	$(296,572)	$(2,416)	$28,855	$(2,750)	$8,415	$(66,819)
Net realized gain (loss) on security transactions	126,590	(13,098)	102,240	(67,223)	—	55,569	(9,983)	13,950	38,053	180,601
Net realized gain distributions	489,614	—	151,681	—	—	117,755	16,841	32,545	10,776	202,943
Change in unrealized appreciation (depreciation) during the period	180,996	55,366	74,351	86,778	—	44,136	(3,456)	44,530	50,054	670,328
Net increase (decrease) in net assets resulting from operations	748,696	43,564	318,695	77,534	(296,572)	215,044	32,257	88,275	107,298	987,053

Unit transactions:
Purchases	47,908	963	4,030	51,322	77,570	—	60	3,876	2,142	4,731
Net transfers	(234,929)	(27,567)	16,632	128,115	9,836,581	(5,980)	304,777	62,609	10,354	196,561
Surrenders for benefit payments and fees	(452,039)	(10,207)	(350,849)	(383,821)	(17,060,113)	(107,522)	(78,408)	(72,360)	(165,784)	(403,705)
Other transactions	(1)	(1)	4	(4)	886	1,473	(1)	—	(3)	15
Death benefits	—	—	(41,629)	(31,111)	(2,760,552)	(54,699)	(65,335)	—	—	(81,028)
Net loan activity	—	—	—	—	—	—	—	—	—	—
Net annuity transactions	(898)	—	(13,548)	(4,302)	337	(28,600)	(34,158)	—	(8,418)	457
Net increase (decrease) in net assets resulting from unit transactions	(639,959)	(36,812)	(385,360)	(239,801)	(9,905,291)	(195,328)	126,935	(5,875)	(161,709)	(282,969)
Net increase (decrease) in net assets	108,737	6,752	(66,665)	(162,267)	(10,201,863)	19,716	159,192	82,400	(54,411)	704,084

Net assets:
Beginning of period	3,914,041	200,394	2,893,347	1,514,861	36,795,241	1,384,246	1,669,405	349,939	1,062,747	3,561,326
End of period	$4,022,778	$207,146	$2,826,682	$1,352,594	$26,593,378	$1,403,962	$1,828,597	$432,339	$1,008,336	$4,265,410

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Hartford Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2017

	Wells Fargo VT Omega Growth Fund	Fidelity® VIP Asset Manager Portfolio	Fidelity® VIP Growth Portfolio	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Overseas Portfolio	Fidelity® VIP Freedom 2020 Portfolio	Fidelity® VIP Freedom 2030 Portfolio	Fidelity® VIP Freedom 2015 Portfolio	Fidelity® VIP Freedom 2025 Portfolio	Fidelity® VIP Freedom Income Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(30,012)	$6,907	$(64,217)	$(23,716)	$2,401	$1,515	$(249)	$(521)	$(1,118)	$10
Net realized gain (loss) on security transactions	33,669	(5,802)	396,993	578,179	45,099	8,508	5,869	12,645	18,986	8
Net realized gain distributions	67,598	126,848	465,397	532,633	1,023	13,542	4,492	4,965	17,603	104
Change in unrealized appreciation (depreciation) during the period	559,494	6,781	1,027,707	776,455	224,712	43,417	11,686	7,355	43,035	706
Net increase (decrease) in net assets resulting from operations	630,749	134,734	1,825,880	1,863,551	273,235	66,982	21,798	24,444	78,506	828

Unit transactions:
Purchases	125	5,709	43,129	74,340	12,125	—	13,110	—	35,892	—
Net transfers	140,994	(5,450)	38,599	(182,943)	25,213	201,668	10,807	(20,213)	(318,894)	—
Surrenders for benefit payments and fees	(94,005)	(176,368)	(692,708)	(930,589)	(235,928)	(65,040)	(48,463)	(44,201)	(45,487)	(19)
Other transactions	83	(3)	1	(10)	(12)	—	(1)	(1)	—	—
Death benefits	(31,677)	—	—	—	—	—	—	—	—	—
Net loan activity	—	—	—	(27)	(6)	—	—	—	—	—
Net annuity transactions	(2,483)	—	(653)	(59)	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	13,038	(176,112)	(611,632)	(1,039,288)	(198,608)	136,628	(24,547)	(64,415)	(328,489)	(19)
Net increase (decrease) in net assets	643,786	(41,378)	1,214,248	824,263	74,627	203,610	(2,749)	(39,971)	(249,983)	809

Net assets:
Beginning of period	1,935,793	1,120,298	5,696,475	9,546,016	1,052,524	426,072	119,131	193,913	691,196	11,801
End of period	$2,579,579	$1,078,920	$6,910,723	$10,370,279	$1,127,151	$629,682	$116,382	$153,942	$441,213	$12,610

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Hartford Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2017

	Fidelity® VIP FundsManager 20% Portfolio	Fidelity® VIP FundsManager 70% Portfolio	Fidelity® VIP FundsManager 85% Portfolio	Franklin Income VIP Fund	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Healthcare HLS Fund	Hartford Global Growth HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(9)	$(110)	$(294)	$27,764	$6,857,757	$3,808,416	$(3,302,819)	$737,068	$(527,884)	$(823,115)
Net realized gain (loss) on security transactions	8	60	3,926	1,695	40,150,606	428,936	26,912,106	15,270,963	1,208,898	3,826,944
Net realized gain distributions	58	170	13	—	—	—	63,563,888	38,386,910	5,303,669	3,734,829
Change in unrealized appreciation (depreciation) during the period	511	3,697	1,382	47,032	50,612,545	5,298,096	134,688,470	32,081,241	730,695	14,520,318
Net increase (decrease) in net assets resulting from operations	568	3,817	5,027	76,491	97,620,908	9,535,448	221,861,645	86,476,182	6,715,378	21,258,976

Unit transactions:
Purchases	—	—	1,760	1,619	4,051,524	2,224,677	4,577,674	4,003,693	126,338	573,940
Net transfers	—	(12)	—	(8,070)	(1,538,625)	10,475,121	(13,591,574)	(9,489,835)	(547,481)	2,590,271
Surrenders for benefit payments and fees	(5)	(8)	(39,135)	(49,395)	(72,850,789)	(30,569,692)	(112,550,621)	(55,399,292)	(3,120,628)	(7,977,657)
Other transactions	—	(1)	(1)	—	8,863	1,640	7,828	6,302	671	810
Death benefits	—	—	—	—	(22,291,562)	(6,694,787)	(22,709,875)	(13,685,760)	(1,035,435)	(1,487,256)
Net loan activity	—	—	—	—	—	(2)	(26)	(15)	—	—
Net annuity transactions	—	—	—	—	(3,043,103)	(1,091,031)	(2,228,401)	(1,510,688)	(139,140)	(64,996)
Net increase (decrease) in net assets resulting from unit transactions	(5)	(21)	(37,376)	(55,846)	(95,663,692)	(25,654,074)	(146,494,995)	(76,075,595)	(4,715,675)	(6,364,888)
Net increase (decrease) in net assets	563	3,796	(32,349)	20,645	1,957,216	(16,118,626)	75,366,650	10,400,587	1,999,703	14,894,088

Net assets:
Beginning of period	9,691	21,851	33,153	940,341	744,204,599	277,832,323	1,148,366,207	561,230,896	33,720,189	71,696,622
End of period	$10,254	$25,647	$804	$960,986	$746,161,815	$261,713,697	$1,223,732,857	$571,631,483	$35,719,892	$86,590,710

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Hartford Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2017

	Hartford Disciplined Equity HLS Fund	Hartford Growth Opportunities HLS Fund	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund	Hartford Small/Mid Cap Equity HLS Fund	Hartford MidCap HLS Fund	Hartford MidCap Value HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(522,758)	$(1,792,575)	$2,519,901	$(31,015)	$(127,230)	$(1,912,907)	$(949,817)	$(381,599)	$(1,017,458)	$(875,625)
Net realized gain (loss) on security transactions	937,667	1,019,831	(1,112,128)	9,025,436	(13,723)	8,963,879	984,522	67,022	793,803	2,258,951
Net realized gain distributions	8,337,091	1,488,441	—	—	583,244	7,246,840	6,279,381	—	—	—
Change in unrealized appreciation (depreciation) during the period	5,525,935	28,192,454	1,992,421	27,998,243	1,803,787	16,853,277	4,211,792	74,004	16,525,082	8,136,279
Net increase (decrease) in net assets resulting from operations	14,277,935	28,908,151	3,400,194	36,992,664	2,246,078	31,151,089	10,525,878	(240,573)	16,301,427	9,519,605

Unit transactions:
Purchases	444,518	499,821	147,305	1,250,845	82,361	641,385	374,559	228,981	625,263	347,671
Net transfers	(743,880)	1,491,890	(157,754)	265,616	(3,076,262)	(4,285,758)	(2,310,137)	588,545	1,787,810	(437,939)
Surrenders for benefit payments and fees	(7,927,804)	(11,120,850)	(5,993,518)	(17,574,504)	(1,663,720)	(12,384,817)	(8,494,718)	(7,428,067)	(5,958,401)	(5,485,283)
Other transactions	804	536	2,418	3,633	1,374	1,192	1,015	1,851	1,757	112
Death benefits	(1,563,137)	(2,220,691)	(1,380,118)	(3,456,798)	(357,458)	(3,103,320)	(1,850,054)	(848,565)	(2,027,444)	(1,117,370)
Net loan activity	—	—	—	(13)	—	—	—	—	—	—
Net annuity transactions	(179,430)	(261,848)	(317,683)	(266,320)	(12,855)	(77,010)	(205,161)	228,373	(68,074)	(115,267)
Net increase (decrease) in net assets resulting from unit transactions	(9,968,929)	(11,611,142)	(7,699,350)	(19,777,541)	(5,026,560)	(19,208,328)	(12,484,496)	(7,228,882)	(5,639,089)	(6,808,076)
Net increase (decrease) in net assets	4,309,006	17,297,009	(4,299,156)	17,215,123	(2,780,482)	11,942,761	(1,958,618)	(7,469,455)	10,662,338	2,711,529

Net assets:
Beginning of period	76,530,870	105,755,024	60,059,014	164,962,981	21,793,212	145,530,711	97,448,120	63,819,139	70,139,613	56,062,539
End of period	$80,839,876	$123,052,033	$55,759,858	$182,178,104	$19,012,730	$157,473,472	$95,489,502	$56,349,684	$80,801,951	$58,774,068

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Hartford Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2017

	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund	Hartford Value HLS Fund	Rational Dividend Capture VA Fund	Rational Insider Buying VA Fund	BlackRock Global Opportunities V.I. Fund	BlackRock Large Cap Focus Growth V.I. Fund	Morgan Stanley VIF U.S. Real Estate Portfolio	Invesco V.I. Equity and Income Fund	Morgan Stanley VIF Mid Cap Growth Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$2,127,867	$511,371	$154,734	$90,882	$(31,501)	$(229)	$(237)	$391	$687	$(3,166)
Net realized gain (loss) on security transactions	35,252,388	(758,690)	3,520,144	20,927	(150,302)	3,914	84	10,685	4,212	(14,986)
Net realized gain distributions	—	—	5,329,957	—	357,295	1,966	5,283	—	5,831	—
Change in unrealized appreciation (depreciation) during the period	42,340,109	149,045	674,415	(285,773)	252,815	(337)	(1,751)	(8,633)	18,235	87,585
Net increase (decrease) in net assets resulting from operations	79,720,364	(98,274)	9,679,250	(173,964)	428,307	5,314	3,379	2,443	28,965	69,433

Unit transactions:
Purchases	2,198,230	561,323	650,099	48,653	1,310	—	—	9,899	60	2,917
Net transfers	(8,438,739)	2,693,441	(1,485,268)	114,576	(84,225)	(14,468)	24,526	(115,249)	41,158	115,875
Surrenders for benefit payments and fees	(42,816,228)	(10,800,982)	(7,338,873)	(743,019)	(396,157)	(2,721)	(7)	(42,647)	(18,119)	(47,137)
Other transactions	8,593	3,004	1,771	56	(3)	1	—	—	—	(2)
Death benefits	(9,351,156)	(2,480,552)	(1,510,991)	(183,274)	(13,207)	—	—	—	—	—
Net loan activity	—	—	—	—	—	—	—	—	—	—
Net annuity transactions	(1,752,517)	(340,941)	(43,524)	17,523	8,008	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(60,151,817)	(10,364,707)	(9,726,786)	(745,485)	(484,274)	(17,188)	24,519	(147,997)	23,099	71,653
Net increase (decrease) in net assets	19,568,547	(10,462,981)	(47,536)	(919,449)	(55,967)	(11,874)	27,898	(145,554)	52,064	141,086

Net assets:
Beginning of period	464,902,377	86,871,234	76,956,772	5,966,859	3,004,228	27,521	6,105	433,755	282,212	188,564
End of period	$484,470,924	$76,408,253	$76,909,236	$5,047,410	$2,948,261	$15,647	$34,003	$288,201	$334,276	$329,650

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Hartford Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2017

	Columbia Variable Portfolio - Asset Allocation Fund	Columbia Variable Portfolio - Dividend Opportunity Fund	Columbia Variable Portfolio - Income Opportunities Fund	Columbia Variable Portfolio - Mid Cap Growth Fund	Oppenheimer Global Fund/VA	Putnam VT Small Cap Value Fund	PIMCO VIT Real Return Portfolio	Pioneer Fund VCT Portfolio	Pioneer Mid Cap Value VCT Portfolio	Jennison 20/20 Focus Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$4,666	$(104,470)	$216,743	$(89,584)	$(3,271)	$(1,507)	$6,288	$(51,097)	$(1,214)	$(1,752)
Net realized gain (loss) on security transactions	(10,843)	525,551	(117,533)	308,006	17,004	(1,195)	(3,671)	(141,421)	(1,907)	2,609
Net realized gain distributions	1,860	—	—	—	—	11,786	—	1,260,940	21,163	—
Change in unrealized appreciation (depreciation) during the period	266,759	346,064	106,032	797,575	155,802	8,517	10,503	543,372	4,138	25,329
Net increase (decrease) in net assets resulting from operations	262,442	767,145	205,242	1,015,997	169,535	17,601	13,120	1,611,794	22,180	26,186

Unit transactions:
Purchases	5,077	8,714	6,195	2,279	4,181	2,862	7,394	19,603	3,158	—
Net transfers	(213,887)	(904,482)	150,753	170,798	91,599	115,119	(17,471)	(208,025)	59,511	—
Surrenders for benefit payments and fees	(234,017)	(784,240)	(400,698)	(535,875)	(143,093)	(59,131)	(25,206)	(793,590)	(40,770)	(2,741)
Other transactions	(7)	3	—	7	—	(1)	22	(29)	(1)	(1)
Death benefits	(36,455)	(55,104)	(75,379)	(36,646)	—	—	—	(71,537)	—	—
Net loan activity	—	—	—	—	—	—	—	—	—	—
Net annuity transactions	7,458	10,585	(14,779)	(25,031)	—	—	—	(19,502)	—	—
Net increase (decrease) in net assets resulting from unit transactions	(471,831)	(1,724,524)	(333,908)	(424,468)	(47,313)	58,849	(35,261)	(1,073,080)	21,898	(2,742)
Net increase (decrease) in net assets	(209,389)	(957,379)	(128,666)	591,529	122,222	76,450	(22,141)	538,714	44,078	23,444

Net assets:
Beginning of period	2,135,137	7,298,653	4,263,388	5,077,505	550,805	206,439	562,223	8,767,790	165,275	95,559
End of period	$1,925,748	$6,341,274	$4,134,722	$5,669,034	$673,027	$282,889	$540,082	$9,306,504	$209,353	$119,003

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Hartford Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2017

	Jennison Fund	Prudential Value Portfolio	Prudential SP International Growth Portfolio	Royce Small-Cap Portfolio	Victory Variable Insurance Diversified Stock Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Wells Fargo VT Index Asset Allocation Fund	Wells Fargo VT International Equity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(9,582)	$(5,954)	$(802)	$(1,602)	$(2,053)	$1,108	$(16,141)	$(181)	$67,823
Net realized gain (loss) on security transactions	30,569	58,538	162	(23,093)	2,234	10,727	18,841	97	29,143
Net realized gain distributions	—	—	—	—	5,150	7,128	116,561	664	—
Change in unrealized appreciation (depreciation) during the period	174,841	(8,411)	15,022	36,713	73,357	6,693	106,329	939	823,996
Net increase (decrease) in net assets resulting from operations	195,828	44,173	14,382	12,018	78,688	25,656	225,590	1,519	920,962

Unit transactions:
Purchases	—	—	—	5,082	—	336	345	—	—
Net transfers	(2,500)	(55,142)	—	(31,893)	352	(18,633)	(13,412)	—	80,676
Surrenders for benefit payments and fees	(56,121)	(90,300)	(208)	(59,408)	(10,256)	(9,227)	(89,984)	(1)	(681,753)
Other transactions	(6)	(2)	(1)	—	(1)	(1)	1	—	4
Death benefits	(1,168)	(986)	—	—	—	—	(30,549)	—	(90,922)
Net loan activity	—	—	—	—	—	—	—	—	—
Net annuity transactions	—	—	—	—	—	—	(1,561)	—	(7,485)
Net increase (decrease) in net assets resulting from unit transactions	(59,795)	(146,430)	(209)	(86,219)	(9,905)	(27,525)	(135,160)	(1)	(699,480)
Net increase (decrease) in net assets	136,033	(102,257)	14,173	(74,201)	68,783	(1,869)	90,430	1,518	221,482

Net assets:
Beginning of period	594,573	401,746	43,257	472,481	321,976	181,871	877,298	14,984	4,274,082
End of period	$730,606	$299,489	$57,430	$398,280	$390,759	$180,002	$967,728	$16,502	$4,495,564

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Hartford Life Insurance Company
Statements of Changes in Net Assets (concluded)
For the Periods Ended December 31, 2017

	Wells Fargo VT Small Cap Growth Fund	Wells Fargo VT Opportunity Fund	HIMCO VIT Index Fund	Columbia Variable Portfolio - Large Cap Growth Fund	Columbia Variable Portfolio - Select International Equity Fund	Variable Portfolio - Loomis Sayles Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(32,543)	$(13,313)	$766,459	$(296,925)	$17,437	$(164,256)
Net realized gain (loss) on security transactions	149,703	161,640	2,675,703	573,416	77,285	417,605
Net realized gain distributions	67,029	216,205	8,890,519	—	—	—
Change in unrealized appreciation (depreciation) during the period	305,234	113,715	16,282,651	4,647,805	1,138,464	2,815,609
Net increase (decrease) in net assets resulting from operations	489,423	478,247	28,615,332	4,924,296	1,233,186	3,068,958

Unit transactions:
Purchases	—	69	747,066	91,827	4,453	4,554
Net transfers	(324,937)	(338,371)	223,850	(129,514)	56,559	(94,296)
Surrenders for benefit payments and fees	(220,722)	(245,092)	(11,360,555)	(1,756,622)	(463,671)	(1,106,534)
Other transactions	(21)	1	3,527	60	70	27
Death benefits	(97,416)	(169,016)	(2,881,258)	(308,062)	(40,819)	(323,982)
Net loan activity	—	—	—	—	—	—
Net annuity transactions	(6,382)	(20,890)	(757,562)	16,935	4,514	11,436
Net increase (decrease) in net assets resulting from unit transactions	(649,478)	(773,299)	(14,024,932)	(2,085,376)	(438,894)	(1,508,795)
Net increase (decrease) in net assets	(160,055)	(295,052)	14,590,400	2,838,920	794,292	1,560,163

Net assets:
Beginning of period	2,200,084	2,920,438	150,131,302	19,281,130	5,178,019	10,499,958
End of period	$2,040,029	$2,625,386	$164,721,702	$22,120,050	$5,972,311	$12,060,121

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Notes to Financial Statements
December 31, 2018

1. Organization:

Separate Account Two (the “Account”) is a separate investment account established by Talcott Resolution Life Insurance Company (the “Sponsor Company”) and is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the “Sub-Accounts”) within the Account.

On May 31, 2018, a Stock and Asset Purchase Agreement was completed by and among Hartford Holdings, Inc. (“HHI”) and its parent company, The Hartford Financial Services Group, Inc. (“HFSG”), Hopmeadow Acquisition, Inc. (“Buyer”), Hopmeadow Holdings, LP (“Buyer Parent”) and Hopmeadow Holdings GP LLC (“Buyer Parent GP”), pursuant to which HHI agreed to sell all of the issued and outstanding equity of Hartford Life, Inc. (“HLI”), the parent of the Sponsor Company and its indirect wholly owned subsidiary, Hartford Life and Annuity Insurance Company, to Buyer (the “Talcott Resolution Sale Transaction”).  Buyer, Buyer Parent and Buyer Parent GP are funded by a group of investors (the “Investor Group”) led by Cornell Capital LLC, Atlas Merchant Capital LLC, TRB Advisors LP, Global Atlantic Financial Group, Pine Brook and J. Safra Group. HHI will also be a member of the Investor Group. The administration, terms, features and benefits of the contracts will not change as a result of the sale.

The Account is comprised of the following Sub-Accounts:

American Century VP Capital Appreciation Fund, AB VPS International Value Portfolio, Invesco V.I. Core Equity Fund, Invesco V.I. High Yield Fund, Invesco V.I. Government Money Market Fund, AB VPS Growth and Income Portfolio, AB VPS Intermediate Bond Portfolio, American Funds Growth Fund, Calvert VP SRI Balanced Portfolio, Columbia Variable Portfolio - Small Company Growth Fund, Wells Fargo VT Omega Growth Fund, Fidelity® VIP Asset Manager Portfolio, Fidelity® VIP Growth Portfolio, Fidelity® VIP Contrafund® Portfolio, Fidelity® VIP Overseas Portfolio, Fidelity® VIP Freedom 2020 Portfolio, Fidelity® VIP Freedom 2030 Portfolio, Fidelity® VIP Freedom 2015 Portfolio, Fidelity® VIP Freedom 2025 Portfolio, Fidelity® VIP Freedom Income Portfolio, Fidelity® VIP FundsManager 20% Portfolio, Fidelity® VIP FundsManager 70% Portfolio, Fidelity ® VIP FundsManager 60% Portfolio, Fidelity® VIP FundsManager 85% Portfolio, Franklin Income VIP Fund, Hartford Balanced HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Healthcare HLS Fund, Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap Growth HLS Fund (Formerly Hartford Small/Mid Cap Equity HLS Fund), Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Ultrashort Bond HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, Rational Trend Aggregation VA Fund (Formerly Rational Dividend Capture VA Fund), Rational Insider Buying VA Fund, BlackRock Global Opportunities V.I. Fund*, BlackRock S&P 500 Index V.I. Fund (Merged with HIMCO VIT Index Fund), BlackRock Large Cap Focus Growth V.I. Fund, Morgan Stanley VIF U.S. Real Estate Portfolio, Invesco V.I. Equity and Income Fund, Morgan Stanley VIF Mid Cap Growth Portfolio, Columbia Variable Portfolio - Asset Allocation Fund, Columbia Variable Portfolio - Dividend Opportunity Fund, Columbia Variable Portfolio - Income Opportunities Fund, Columbia Variable Portfolio - Mid Cap Growth Fund, Oppenheimer Global Fund/VA, Putnam VT Small Cap Value Fund, PIMCO VIT Real Return Portfolio, Pioneer Fund VCT Portfolio, Pioneer Mid Cap Value VCT Portfolio, Jennison 20/20 Focus Portfolio, Jennison Portfolio, Prudential Value Portfolio, Prudential SP International Growth Portfolio, Royce Small-Cap Portfolio, Victory Variable Insurance Diversified Stock Fund, Invesco V.I. Comstock Fund, Invesco V.I. American Franchise Fund, Wells Fargo VT Index Asset Allocation Fund, Wells Fargo VT International Equity Fund, Wells Fargo VT Small Cap Growth Fund, Wells Fargo VT Opportunity Fund, HIMCO VIT Index Fund (Merged with BlackRock S&P 500 Index V.I. Fund), Columbia Variable Portfolio - Large Cap Growth Fund, Columbia Variable Portfolio - Overseas Core Fund (Formerly Columbia Variable Portfolio - Select International Equity Fund), CTIVPSM– Loomis Sayles Growth Fund (Formerly Variable Portfolio - Loomis Sayles Growth Fund).

* During 2018, this Sub-Account was liquidated.

If a Fund is subject to a merger by the Fund Manager, the Sub-Account invested in the surviving Fund acquires, at fair value, the net assets of the Sub-Account associated with the merging Fund on the date disclosed. These transfers are reflected in net interfund transfers due to corporate actions on the statements of changes in net assets.

The Sub-Accounts are invested in mutual funds (the “Funds”) of the same name. Each Sub-Account may invest in one or more share classes of a Fund, depending upon the product(s) available in that Sub-Account. A contract owner's unitized performance correlates with the share class associated with the contract owner's product.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company’s other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2. Significant Accounting Policies:

The Account qualifies as an investment company and follows the accounting and reporting guidance as defined in Accounting Standards Codification 946, "Financial Services - Investment Companies." The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"):

a) Security Transactions - Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the Fund. Net realized gain distributions are accrued as of the ex-dividend date. Net realized gain distributions represent those dividends from the Funds which are characterized as capital gains under tax regulations.

b) Unit Transactions - Unit transactions are executed based on the unit values calculated at the close of the business day.

c) Federal Income Taxes - The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

d) Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates. The most significant estimates contained within the financial statements are the fair value measurements.

e) Mortality Risk - The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company. These amounts are included in net annuity transactions on the accompanying statements of changes in net assets.

f) Fair Value Measurements - The Sub-Accounts' investments are carried at fair value in the Account’s financial statements. The investments in shares of the Funds are valued at the December 31, 2018 closing net asset value as determined by the appropriate Fund Manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include mutual funds.

Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

As of December 31, 2018, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account’s policy is to recognize transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the periods ended December 31, 2018 and 2017.

g) Accounting for Uncertain Tax Positions - The federal audits have been completed through 2013 and the Sponsor Company is not currently under examination for any open years. Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2018.

3. Administration of the Account and Related Charges:

Each Sub-Account is charged certain fees, according to contract terms, as follows:

a) Mortality and Expense Risk Charges - The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 1.50% of the Sub-Account’s average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

b) Tax Expense Charges - If applicable, the Sponsor Company will make deductions up to a maximum rate of 3.50% of the contract’s average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Account’s average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

c) Administrative Charges - The Sponsor Company provides administrative services to the Account and receives a maximum annual fee of 0.15% of the Sub-Account’s average daily net assets for these services. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

d) Annual Maintenance Fees - An annual maintenance fee up to a maximum of $30 may be charged. In addition, an annual contract fee up to a maximum of $100 may be charged. These charges are deducted through a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

e) Rider Charges - The Sponsor Company will make certain deductions (as a percentage of average daily Sub-Account value) for various rider charges:

Optional Death Benefit Charge maximum of 0.15%
Earnings Protection Benefit Charge maximum of 0.20%
Principal First Charge maximum of 0.75%
Principal First Preferred Charge maximum of 0.20%
MAV/EPB Death Benefit Charge maximum of 0.30%
MAV 70 Death Benefit Charge maximum of 0.20%

These charges can be assessed as a reduction in unit values or a redemption of units from applicable contract owners’ accounts as specified in the product prospectus.

f) Transactions with Related Parties - Up to and including April 20, 2018 the Sponsor Company and its affiliates received fees from the HIMCO VIT funds for services provided. The fees received for these services are a maximum of 0.55% of the Funds’ average daily net assets. On April 20, 2018, as disclosed in Note 1, the HIMCO VIT funds were merged with Blackrock funds. Up to and including May 31, 2018 the Sponsor Company and its affiliates received fees from the HLS funds for services provided. The fees received for these services are a maximum of 1.12% of the Funds’ average daily net assets. As a result of the Talcott Resolution Sale Transaction disclosed in Note 1, the HLS funds are no longer affiliated with the Sponsor Company or its affiliates.

4. Purchases and Sales of Investments:

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2018 were as follows:

Sub-Account	Purchases at Cost	Proceeds from Sales
American Century VP Capital Appreciation Fund	$88,295	$1,162,766
AB VPS International Value Portfolio	$35,076	$66,798
Invesco V.I. Core Equity Fund	$630,038	$787,529
Invesco V.I. High Yield Fund	$1,312,350	$1,167,858
Invesco V.I. Government Money Market Fund	$38,346,362	$34,650,982
AB VPS Growth and Income Portfolio	$150,128	$353,636
AB VPS Intermediate Bond Portfolio	$86,908	$446,366
American Funds Growth Fund	$204,510	$157,424
Calvert VP SRI Balanced Portfolio	$108,332	$103,694
Columbia Variable Portfolio - Small Company Growth Fund	$1,713,208	$2,019,000
Wells Fargo VT Omega Growth Fund	$786,296	$682,191
Fidelity® VIP Asset Manager Portfolio	$108,247	$168,946
Fidelity® VIP Growth Portfolio	$1,855,381	$1,254,259
Fidelity® VIP Contrafund® Portfolio	$1,166,909	$1,569,706
Fidelity® VIP Overseas Portfolio	$48,439	$184,455
Fidelity® VIP Freedom 2020 Portfolio	$117,862	$122,506
Fidelity® VIP Freedom 2030 Portfolio	$15,113	$9,894
Fidelity® VIP Freedom 2015 Portfolio	$25,978	$19,956
Fidelity® VIP Freedom 2025 Portfolio	$119,184	$25,436
Fidelity® VIP Freedom Income Portfolio	$322	$176
Fidelity® VIP FundsManager 20% Portfolio	$599	$139
Fidelity® VIP FundsManager 60% Portfolio	$16,640	$—
Fidelity® VIP FundsManager 70% Portfolio	$25,481	$2,973
Fidelity® VIP FundsManager 85% Portfolio	$8,531	$8,293
Franklin Income VIP Fund	$44,827	$159,300
Hartford Balanced HLS Fund	$51,736,729	$111,105,466
Hartford Total Return Bond HLS Fund	$24,027,351	$43,391,791
Hartford Capital Appreciation HLS Fund	$142,474,559	$191,646,321
Hartford Dividend and Growth HLS Fund	$73,316,502	$92,810,957
Hartford Healthcare HLS Fund	$2,769,688	$6,665,705
Hartford Global Growth HLS Fund	$12,935,000	$18,310,497
Hartford Disciplined Equity HLS Fund	$11,078,590	$17,019,304
Hartford Growth Opportunities HLS Fund	$28,842,956	$25,394,800
Hartford High Yield HLS Fund	$5,409,363	$11,442,815
Hartford International Opportunities HLS Fund	$12,100,697	$29,882,267
Hartford MidCap Growth HLS Fund+	$3,225,241	$4,699,343
Hartford MidCap HLS Fund	$14,671,268	$20,739,562
Hartford MidCap Value HLS Fund	$9,445,403	$15,147,700
Hartford Ultrashort Bond HLS Fund	$10,121,532	$14,190,337
Hartford Small Company HLS Fund	$11,917,063	$18,672,391
Hartford SmallCap Growth HLS Fund	$7,364,952	$10,684,600
Hartford Stock HLS Fund	$9,770,595	$68,417,496
Hartford U.S. Government Securities HLS Fund	$7,112,947	$15,300,285
Hartford Value HLS Fund	$9,605,978	$11,800,897
Rational Trend Aggregation VA Fund+	$308,850	$1,421,601
Rational Insider Buying VA Fund	$308,171	$650,650
BlackRock Global Opportunities V.I. Fund+	$—	$15,983
BlackRock S&P 500 Index V.I. Fund+	$167,048,151	$16,478,610
BlackRock Large Cap Focus Growth V.I. Fund	$3,251	$8,176
Morgan Stanley VIF U.S. Real Estate Portfolio	$179,588	$215,542
Invesco V.I. Equity and Income Fund	$16,230	$110,131
Morgan Stanley VIF Mid Cap Growth Portfolio	$324,879	$50,061
Columbia Variable Portfolio - Asset Allocation Fund	$199,468	$185,915
Columbia Variable Portfolio - Dividend Opportunity Fund	$591,692	$979,539
Columbia Variable Portfolio - Income Opportunities Fund	$326,960	$694,627
Columbia Variable Portfolio - Mid Cap Growth Fund	$940,367	$1,953,221
Oppenheimer Global Fund/VA	$144,663	$105,412
Putnam VT Small Cap Value Fund	$89,352	$87,392
PIMCO VIT Real Return Portfolio	$17,374	$120,051
Pioneer Fund VCT Portfolio	$2,328,862	$1,553,196
Pioneer Mid Cap Value VCT Portfolio	$26,242	$25,990
Jennison 20/20 Focus Portfolio	$15,342	$25,168
Jennison Portfolio	$—	$79,149
Prudential Value Portfolio	$5,128	$68,093
Prudential SP International Growth Portfolio	$—	$1,127
Royce Small-Cap Portfolio	$24,816	$180,682
Victory Variable Insurance Diversified Stock Fund	$74,349	$18,885
Invesco V.I. Comstock Fund	$27,833	$45,398
Invesco V.I. American Franchise Fund	$1,037,381	$1,060,594
Wells Fargo VT Index Asset Allocation Fund	$1,227	$316
Wells Fargo VT International Equity Fund	$1,544,881	$694,089
Wells Fargo VT Small Cap Growth Fund	$519,865	$379,656
Wells Fargo VT Opportunity Fund	$317,184	$338,991
HIMCO VIT Index Fund+	$17,612,220	$166,210,023
Columbia Variable Portfolio - Large Cap Growth Fund	$751,447	$3,520,829
Columbia Variable Portfolio - Overseas Core Fund+	$369,558	$1,139,523
CTIVPSM– Loomis Sayles Growth Fund+	$540,485	$2,575,102

+ See Note 1 for additional information related to this Sub-Account.

5. Changes in Units Outstanding:

The changes in units outstanding for the period ended December 31, 2018 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase/(Decrease)
American Century VP Capital Appreciation Fund	12,390	274,759	(262,369)
AB VPS International Value Portfolio	3,481	7,376	(3,895)
Invesco V.I. Core Equity Fund	48,782	224,258	(175,476)
Invesco V.I. High Yield Fund	75,654	183,184	(107,530)
Invesco V.I. Government Money Market Fund	4,034,373	3,643,195	391,178
AB VPS Growth and Income Portfolio	3,249	133,481	(130,232)
AB VPS Intermediate Bond Portfolio	4,027	32,682	(28,655)
American Funds Growth Fund	6,264	6,118	146
Calvert VP SRI Balanced Portfolio	460	17,936	(17,476)
Columbia Variable Portfolio - Small Company Growth Fund	86,992	286,092	(199,100)
Wells Fargo VT Omega Growth Fund	206,468	256,498	(50,030)
Fidelity® VIP Asset Manager Portfolio	4,568	42,714	(38,146)
Fidelity® VIP Growth Portfolio	149,288	232,744	(83,456)
Fidelity® VIP Contrafund® Portfolio	25,619	197,043	(171,424)
Fidelity® VIP Overseas Portfolio	7,794	66,357	(58,563)
Fidelity® VIP Freedom 2020 Portfolio	3,629	4,495	(866)
Fidelity® VIP Freedom 2030 Portfolio	374	291	83
Fidelity® VIP Freedom 2015 Portfolio	785	797	(12)
Fidelity® VIP Freedom 2025 Portfolio	3,986	748	3,238
Fidelity® VIP Freedom Income Portfolio	—	1	(1)
Fidelity® VIP FundsManager 20% Portfolio	—	1	(1)
Fidelity® VIP FundsManager 60% Portfolio	765	—	765
Fidelity® VIP FundsManager 70% Portfolio	867	98	769
Fidelity® VIP FundsManager 85% Portfolio	274	266	8
Franklin Income VIP Fund	64	8,500	(8,436)
Hartford Balanced HLS Fund	3,119,822	20,103,715	(16,983,893)
Hartford Total Return Bond HLS Fund	4,557,162	13,911,426	(9,354,264)
Hartford Capital Appreciation HLS Fund	2,667,995	16,602,770	(13,934,775)
Hartford Dividend and Growth HLS Fund	2,255,128	16,698,770	(14,443,642)
Hartford Healthcare HLS Fund	107,466	965,759	(858,293)
Hartford Global Growth HLS Fund	1,399,997	4,741,805	(3,341,808)
Hartford Disciplined Equity HLS Fund	966,093	5,120,276	(4,154,183)
Hartford Growth Opportunities HLS Fund	2,381,900	5,260,454	(2,878,554)
Hartford High Yield HLS Fund	938,299	3,936,245	(2,997,946)
Hartford International Opportunities HLS Fund	3,739,730	10,090,715	(6,350,985)
Hartford MidCap Growth HLS Fund+	75,199	228,697	(153,498)
Hartford MidCap HLS Fund	59,203	1,814,631	(1,755,428)
Hartford MidCap Value HLS Fund	920,402	4,261,645	(3,341,243)
Hartford Ultrashort Bond HLS Fund	7,125,943	9,588,818	(2,462,875)
Hartford Small Company HLS Fund	1,592,802	3,960,607	(2,367,805)
Hartford SmallCap Growth HLS Fund	1,021,120	2,508,258	(1,487,138)
Hartford Stock HLS Fund	1,050,166	9,118,375	(8,068,209)
Hartford U.S. Government Securities HLS Fund	4,859,407	12,150,922	(7,291,515)
Hartford Value HLS Fund	839,746	4,440,400	(3,600,654)
Rational Trend Aggregation VA Fund+	65,538	625,255	(559,717)
Rational Insider Buying VA Fund	66,517	242,819	(176,302)
BlackRock Global Opportunities V.I. Fund+	—	4,705	(4,705)
BlackRock S&P 500 Index V.I. Fund+	16,748,696	1,571,795	15,176,901
BlackRock Large Cap Focus Growth V.I. Fund	—	2,970	(2,970)
Morgan Stanley VIF U.S. Real Estate Portfolio	10,190	13,040	(2,850)
Invesco V.I. Equity and Income Fund	1	5,607	(5,606)
Morgan Stanley VIF Mid Cap Growth Portfolio	9,745	1,935	7,810
Columbia Variable Portfolio - Asset Allocation Fund	26,123	86,345	(60,222)
Columbia Variable Portfolio - Dividend Opportunity Fund	39,106	57,159	(18,053)
Columbia Variable Portfolio - Income Opportunities Fund	11,656	55,375	(43,719)
Columbia Variable Portfolio - Mid Cap Growth Fund	56,140	111,766	(55,626)
Oppenheimer Global Fund/VA	4,564	5,284	(720)
Putnam VT Small Cap Value Fund	307	5,133	(4,826)
PIMCO VIT Real Return Portfolio	485	8,288	(7,803)
Pioneer Fund VCT Portfolio	66,978	682,524	(615,546)
Pioneer Mid Cap Value VCT Portfolio	517	1,395	(878)
Jennison 20/20 Focus Portfolio	4,986	7,892	(2,906)
Jennison Portfolio	—	38,141	(38,141)
Prudential Value Portfolio	2,474	25,540	(23,066)
Prudential SP International Growth Portfolio	—	178	(178)
Royce Small-Cap Portfolio	1,071	9,780	(8,709)
Victory Variable Insurance Diversified Stock Fund	306	756	(450)
Invesco V.I. Comstock Fund	524	2,203	(1,679)
Invesco V.I. American Franchise Fund	48,424	51,191	(2,767)
Wells Fargo VT Index Asset Allocation Fund	—	—	—
Wells Fargo VT International Equity Fund	70,936	379,076	(308,140)
Wells Fargo VT Small Cap Growth Fund	11,548	13,006	(1,458)
Wells Fargo VT Opportunity Fund	2,890	14,162	(11,272)
HIMCO VIT Index Fund+	265,432	23,270,732	(23,005,300)
Columbia Variable Portfolio - Large Cap Growth Fund	56,606	228,660	(172,054)
Columbia Variable Portfolio - Overseas Core Fund+	21,096	87,005	(65,909)
CTIVPSM– Loomis Sayles Growth Fund+	39,670	170,757	(131,087)

+ See Note 1 for additional information related to this Sub-Account.

The changes in units outstanding for the period ended December 31, 2017 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase/(Decrease)
American Century VP Capital Appreciation Fund	15,205	192,329	(177,124)
AB VPS International Value Portfolio	968	5,217	(4,249)
Invesco V.I. Core Equity Fund	13,801	263,627	(249,826)
Invesco V.I. High Yield Fund	134,333	244,630	(110,297)
Invesco V.I. Government Money Market Fund	2,781,625	3,830,662	(1,049,037)
AB VPS Growth and Income Portfolio	42,359	128,099	(85,740)
AB VPS Intermediate Bond Portfolio	23,050	13,166	9,884
American Funds Growth Fund	6,967	7,452	(485)
Calvert VP SRI Balanced Portfolio	4,165	37,338	(33,173)
Columbia Variable Portfolio - Small Company Growth Fund	117,887	346,637	(228,750)
Wells Fargo VT Omega Growth Fund	155,578	133,353	22,225
Fidelity® VIP Asset Manager Portfolio	1,016	57,969	(56,953)
Fidelity® VIP Growth Portfolio	45,553	192,849	(147,296)
Fidelity® VIP Contrafund® Portfolio	23,902	182,506	(158,604)
Fidelity® VIP Overseas Portfolio	48,145	135,587	(87,442)
Fidelity® VIP Freedom 2020 Portfolio	8,230	2,652	5,578
Fidelity® VIP Freedom 2030 Portfolio	866	1,738	(872)
Fidelity® VIP Freedom 2015 Portfolio	—	2,888	(2,888)
Fidelity® VIP Freedom 2025 Portfolio	1,325	14,555	(13,230)
Fidelity® VIP Freedom Income Portfolio	—	1	(1)
Fidelity® VIP FundsManager 20% Portfolio	—	—	—
Fidelity® VIP FundsManager 70% Portfolio	1	2	(1)
Fidelity® VIP FundsManager 85% Portfolio	63	1,385	(1,322)
Franklin Income VIP Fund	702	3,984	(3,282)
Hartford Balanced HLS Fund	3,934,083	22,346,318	(18,412,235)
Hartford Total Return Bond HLS Fund	6,472,777	15,418,512	(8,945,735)
Hartford Capital Appreciation HLS Fund	2,447,979	18,722,371	(16,274,392)
Hartford Dividend and Growth HLS Fund	2,726,680	19,051,845	(16,325,165)
Hartford Healthcare HLS Fund	38,950	838,454	(799,504)
Hartford Global Growth HLS Fund	2,402,047	5,110,796	(2,708,749)
Hartford Disciplined Equity HLS Fund	1,387,480	5,324,168	(3,936,688)
Hartford Growth Opportunities HLS Fund	2,617,186	6,013,131	(3,395,945)
Hartford High Yield HLS Fund	2,965,119	6,180,199	(3,215,080)
Hartford International Opportunities HLS Fund	4,199,070	12,293,414	(8,094,344)
Hartford Small/Mid Cap Equity HLS Fund	139,443	402,261	(262,818)
Hartford MidCap HLS Fund	120,285	2,256,887	(2,136,602)
Hartford MidCap Value HLS Fund	921,425	4,692,845	(3,771,420)
Hartford Ultrashort Bond HLS Fund	4,086,412	9,129,097	(5,042,685)
Hartford Small Company HLS Fund	1,342,030	3,076,730	(1,734,700)
Hartford SmallCap Growth HLS Fund	990,035	3,140,803	(2,150,768)
Hartford Stock HLS Fund	1,372,141	11,658,757	(10,286,616)
Hartford U.S. Government Securities HLS Fund	5,810,333	14,272,372	(8,462,039)
Hartford Value HLS Fund	1,340,694	5,535,241	(4,194,547)
Rational Dividend Capture VA Fund	94,816	395,454	(300,638)
Rational Insider Buying VA Fund	26,453	244,916	(218,463)
BlackRock Global Opportunities V.I. Fund	—	860	(860)
BlackRock Large Cap Focus Growth V.I. Fund	11,283	104	11,179
Morgan Stanley VIF U.S. Real Estate Portfolio	794	9,817	(9,023)
Invesco V.I. Equity and Income Fund	2,881	1,578	1,303
Morgan Stanley VIF Mid Cap Growth Portfolio	12,376	8,744	3,632
Columbia Variable Portfolio - Asset Allocation Fund	13,874	272,068	(258,194)
Columbia Variable Portfolio - Dividend Opportunity Fund	17,567	138,307	(120,740)
Columbia Variable Portfolio - Income Opportunities Fund	61,665	90,621	(28,956)
Columbia Variable Portfolio - Mid Cap Growth Fund	27,237	56,116	(28,879)
Oppenheimer Global Fund/VA	6,973	10,490	(3,517)
Putnam VT Small Cap Value Fund	13,194	9,535	3,659
PIMCO VIT Real Return Portfolio	2,340	4,839	(2,499)
Pioneer Fund VCT Portfolio	51,776	634,522	(582,746)
Pioneer Mid Cap Value VCT Portfolio	6,582	5,243	1,339
Jennison 20/20 Focus Fund	—	1,124	(1,124)
Jennison Fund	719	40,810	(40,091)
Prudential Value Portfolio	—	72,858	(72,858)
Prudential SP International Growth Portfolio	—	179	(179)
Royce Small-Cap Portfolio	1,121	6,362	(5,241)
Victory Variable Insurance Diversified Stock Fund	31	610	(579)
Invesco V.I. Comstock Fund	2,394	3,932	(1,538)
Invesco V.I. American Franchise Fund	29,500	36,482	(6,982)
Wells Fargo VT Index Asset Allocation Fund	—	—	—
Wells Fargo VT International Equity Fund	208,485	648,429	(439,944)
Wells Fargo VT Small Cap Growth Fund	345	29,673	(29,328)
Wells Fargo VT Opportunity Fund	5,212	44,782	(39,570)
HIMCO VIT Index Fund	978,470	3,107,217	(2,128,747)
Columbia Variable Portfolio - Large Cap Growth Fund	112,419	279,879	(167,460)
Columbia Variable Portfolio - Select International Equity Fund	37,295	78,680	(41,385)
Variable Portfolio - Loomis Sayles Growth Fund	63,663	185,731	(122,068)

6. Financial Highlights:

The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios as of or for each of the periods presented for the aggregate of all share classes within each Sub- Account that had outstanding units during the period ended December 31, 2018. The ranges presented are calculated using the results of only the contracts with the highest and lowest expense ratios. A specific unit value or ratio may be outside of the range presented in this table due to the initial assigned unit values, combined with varying performance and/or length of time since inception of the presented expense ratios. Investment income and total return ratios are calculated for the period the related share class within the Sub-Account is active, while the expense ratio is annualized. In the case of fund mergers, the expense, investment income, and total return ratios are calculated using only the results of the surviving fund and exclude the results of the fund merged into the surviving fund. For the fund merged into the surviving fund the results are through the date of the fund merger.

	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
American Century VP Capital Appreciation Fund
2018	693,433	$3.761281	to	$4.083955	$2,817,118	0.70%	to	1.25%	—%	to	—%	(6.38)%	to	(5.86)%
2017	955,802	$4.017656	to	$4.338242	$4,022,778	0.70%	to	1.25%	—%	to	—%	20.28%	to	20.94%
2016	1,132,926	$3.340164	to	$3.586976	$3,914,041	0.70%	to	1.25%	—%	to	—%	1.95%	to	2.51%
2015	1,241,625	$3.276274	to	$3.499110	$4,131,832	0.70%	to	1.25%	—%	to	—%	0.66%	to	1.22%
2014	1,283,140	$3.254634	to	$3.456935	$4,217,369	0.70%	to	1.25%	—%	to	—%	6.80%	to	7.39%
AB VPS International Value Portfolio
2018	17,873	$7.237883	to	$7.237883	$129,363	1.25%	to	1.25%	1.08%	to	1.08%	(23.94)%	to	(23.94)%
2017	21,768	$9.516017	to	$9.516017	$207,146	1.25%	to	1.25%	1.88%	to	1.88%	23.55%	to	23.55%
2016	26,017	$7.702450	to	$7.702450	$200,394	1.25%	to	1.25%	1.11%	to	1.11%	(2.03)%	to	(2.03)%
2015	27,080	$7.861829	to	$7.861829	$212,901	1.25%	to	1.25%	2.15%	to	2.15%	1.13%	to	1.13%
2014	30,574	$7.774031	to	$7.774031	$237,686	1.25%	to	1.25%	2.92%	to	2.92%	(7.62)%	to	(7.62)%
Invesco V.I. Core Equity Fund
2018	1,423,932	$1.594833	to	$19.166872	$2,252,588	1.25%	to	2.35%	—%	to	0.88%	(11.50)%	to	(10.52)%
2017	1,599,408	$1.782358	to	$21.954860	$2,826,682	1.25%	to	2.20%	1.02%	to	1.05%	10.71%	to	11.77%
2016	1,849,234	$1.594678	to	$19.591200	$2,893,347	1.25%	to	2.35%	—%	to	0.74%	7.70%	to	8.89%
2015	2,013,518	$1.464434	to	$18.384588	$2,898,997	1.25%	to	2.20%	1.10%	to	1.16%	(7.82)%	to	(6.94)%
2014	2,223,171	$1.422959	to	$1.573665	$3,423,689	1.25%	to	2.00%	0.82%	to	0.85%	6.01%	to	6.80%
Invesco V.I. High Yield Fund
2018	675,268	$1.700933	to	$20.642136	$1,369,314	1.25%	to	2.35%	4.95%	to	5.21%	(5.60)%	to	(4.55)%
2017	782,798	$1.782068	to	$21.866063	$1,352,594	1.25%	to	2.35%	3.85%	to	4.14%	3.83%	to	4.98%
2016	893,095	$1.697545	to	$21.059270	$1,514,861	1.25%	to	2.35%	—%	to	4.04%	8.63%	to	9.83%
2015	1,141,049	$1.359495	to	$1.545604	$1,745,783	1.25%	to	2.15%	5.25%	to	5.25%	(5.23)%	to	(4.37)%
2014	1,200,700	$1.434463	to	$1.616216	$1,932,037	1.25%	to	2.15%	4.57%	to	4.67%	(0.44)%	to	0.46%
Invesco V.I. Government Money Market Fund
2018	3,205,090	$8.818306	to	$10.084508	$30,288,774	0.25%	to	2.55%	0.28%	to	1.52%	(1.25)%	to	1.30%
2017	2,813,912	$8.930295	to	$9.955433	$26,593,378	0.25%	to	2.55%	0.26%	to	0.55%	(2.21)%	to	0.31%
2016	3,862,949	$9.148616	to	$9.924459	$36,795,241	0.25%	to	2.50%	0.03%	to	0.10%	(2.44)%	to	(0.15)%
2015	2,803,183	$9.377318	to	$9.939793	$27,013,994	0.25%	to	2.50%	0.01%	to	0.01%	(2.46)%	to	(0.24)%
2014	1,940,957	$9.613679	to	$9.963556	$18,978,588	0.25%	to	2.50%	0.01%	to	0.01%	(2.46)%	to	(0.24)%
AB VPS Growth and Income Portfolio
2018	446,369	$2.011549	to	$2.422606	$1,001,531	1.15%	to	2.20%	0.20%	to	0.75%	(7.89)%	to	(6.92)%
2017	576,601	$2.183950	to	$2.602746	$1,403,962	1.15%	to	2.20%	1.18%	to	1.26%	16.02%	to	17.24%
2016	662,341	$1.882432	to	$2.219994	$1,384,246	1.15%	to	2.20%	0.79%	to	0.83%	8.65%	to	9.80%
2015	793,117	$1.732516	to	$2.021853	$1,519,524	1.15%	to	2.20%	1.19%	to	1.19%	(0.78)%	to	0.27%
2014	947,895	$1.746170	to	$2.016477	$1,824,815	1.15%	to	2.20%	1.07%	to	1.12%	6.91%	to	8.04%
AB VPS Intermediate Bond Portfolio
2018	109,572	$12.101972	to	$13.264496	$1,412,695	1.15%	to	2.00%	0.96%	to	0.98%	(2.97)%	to	(2.14)%
2017	138,227	$12.472814	to	$13.555245	$1,828,597	1.15%	to	2.00%	2.50%	to	2.70%	1.23%	to	2.09%
2016	128,343	$12.321264	to	$13.277229	$1,669,405	1.15%	to	2.00%	2.84%	to	2.84%	2.29%	to	3.16%
2015	186,285	$12.045234	to	$12.869933	$2,365,269	1.15%	to	2.00%	2.93%	to	3.23%	(2.16)%	to	(1.32)%
2014	221,357	$12.311035	to	$13.042600	$2,852,813	1.15%	to	2.00%	3.17%	to	4.30%	4.12%	to	5.00%
American Funds Growth Fund
2018	19,150	$22.410517	to	$22.410517	$429,159	1.25%	to	1.25%	0.42%	to	0.42%	(1.49)%	to	(1.49)%
2017	19,004	$22.750247	to	$22.750247	$432,339	1.25%	to	1.25%	0.53%	to	0.53%	26.70%	to	26.70%
2016	19,489	$17.955576	to	$17.955576	$349,939	1.25%	to	1.25%	0.82%	to	0.82%	8.13%	to	8.13%
2015	19,105	$16.605327	to	$16.605327	$317,238	1.25%	to	1.25%	0.64%	to	0.64%	5.53%	to	5.53%
2014	17,654	$15.735065	to	$15.735065	$277,793	1.25%	to	1.25%	0.71%	to	0.71%	7.16%	to	7.16%
Calvert VP SRI Balanced Portfolio
2018	180,657	$4.815665	to	$5.391761	$885,621	0.70%	to	1.25%	1.78%	to	1.80%	(3.88)%	to	(3.35)%
2017	198,133	$5.010281	to	$5.578711	$1,008,336	0.70%	to	1.25%	1.97%	to	2.17%	10.61%	to	11.22%
2016	231,306	$4.529642	to	$5.015968	$1,062,747	0.70%	to	1.25%	1.46%	to	1.85%	6.52%	to	7.10%
2015	260,264	$4.252445	to	$4.683262	$1,119,292	0.70%	to	1.25%	0.10%	to	0.11%	(3.41)%	to	(2.87)%
2014	322,787	$4.402432	to	$4.821845	$1,436,577	0.70%	to	1.25%	1.60%	to	1.61%	8.24%	to	8.84%
Columbia Variable Portfolio - Small Company Growth Fund
2018	1,421,955	$2.505370	to	$27.868464	$3,387,008	1.25%	to	2.50%	—%	to	—%	(4.18)%	to	(2.97)%
2017	1,621,055	$2.582119	to	$29.083634	$4,265,410	1.25%	to	2.50%	—%	to	—%	26.06%	to	27.64%
2016	1,849,805	$2.022910	to	$23.071280	$3,561,326	1.25%	to	2.50%	—%	to	—%	9.96%	to	11.34%
2015	2,112,820	$1.816827	to	$20.981418	$4,197,453	1.25%	to	2.50%	—%	to	—%	1.26%	to	2.54%
2014	2,379,230	$1.771897	to	$20.720053	$4,032,082	1.25%	to	2.50%	—%	to	—%	(6.99)%	to	(5.82)%
Wells Fargo VT Omega Growth Fund
2018	1,245,199	$2.428003	to	$33.093002	$2,435,097	1.15%	to	2.50%	—%	to	—%	(1.96)%	to	(0.63)%
2017	1,295,229	$2.443408	to	$33.755753	$2,579,579	1.15%	to	2.50%	0.24%	to	0.24%	31.62%	to	33.41%
2016	1,273,004	$1.831504	to	$25.645779	$1,935,793	1.15%	to	2.50%	—%	to	—%	(1.72)%	to	(0.39)%
2015	1,397,574	$1.838614	to	$26.095332	$2,151,278	1.15%	to	2.50%	—%	to	—%	(0.89)%	to	0.46%
2014	1,851,547	$1.830205	to	$26.329197	$2,867,378	1.15%	to	2.50%	—%	to	—%	1.52%	to	2.90%
Fidelity® VIP Asset Manager Portfolio
2018	282,003	$3.059106	to	$3.425102	$913,490	0.70%	to	1.25%	1.50%	to	1.67%	(6.53)%	to	(6.01)%
2017	320,149	$3.272910	to	$3.644266	$1,078,920	0.70%	to	1.25%	1.85%	to	1.86%	12.69%	to	13.31%
2016	377,102	$2.904323	to	$3.216171	$1,120,298	0.70%	to	1.25%	1.43%	to	1.47%	1.79%	to	2.35%
2015	449,943	$2.853137	to	$3.142206	$1,307,096	0.70%	to	1.25%	1.28%	to	1.42%	(1.10)%	to	(0.56)%
2014	536,202	$2.884931	to	$3.159792	$1,579,785	0.70%	to	1.25%	1.24%	to	1.51%	4.52%	to	5.09%
Fidelity® VIP Growth Portfolio
2018	1,320,302	$4.720681	to	$5.284877	$6,483,925	0.70%	to	1.25%	0.24%	to	0.25%	(1.42)%	to	(0.87)%
2017	1,403,758	$4.788462	to	$5.331182	$6,910,723	0.70%	to	1.25%	0.22%	to	0.23%	33.46%	to	34.19%
2016	1,551,054	$3.587916	to	$3.972745	$5,696,475	0.70%	to	1.25%	0.02%	to	0.03%	(0.45)%	to	0.10%
2015	1,899,046	$3.604066	to	$3.968792	$6,997,537	0.70%	to	1.25%	0.27%	to	0.27%	5.84%	to	6.43%
2014	1,985,002	$3.405095	to	$3.729119	$6,885,289	0.70%	to	1.25%	0.17%	to	0.19%	9.92%	to	10.52%
Fidelity® VIP Contrafund® Portfolio
2018	1,253,109	$6.419516	to	$7.186941	$8,483,479	0.70%	to	1.25%	0.67%	to	0.71%	(7.55)%	to	(7.03)%
2017	1,424,533	$6.943468	to	$7.730628	$10,370,279	0.70%	to	1.25%	1.00%	to	1.05%	20.37%	to	21.03%
2016	1,583,137	$5.768599	to	$6.387460	$9,546,016	0.70%	to	1.25%	0.75%	to	0.86%	6.67%	to	7.25%
2015	1,874,715	$5.408016	to	$5.955450	$10,500,413	0.70%	to	1.25%	1.02%	to	1.06%	(0.58)%	to	(0.03)%
2014	2,085,068	$5.439543	to	$5.957318	$11,698,130	0.70%	to	1.25%	0.79%	to	0.86%	10.55%	to	11.16%
Fidelity® VIP Overseas Portfolio
2018	329,967	$2.257556	to	$2.527805	$827,311	0.70%	to	1.25%	1.53%	to	1.55%	(15.87)%	to	(15.41)%
2017	388,530	$2.683490	to	$2.988143	$1,127,151	0.70%	to	1.25%	1.44%	to	2.19%	28.67%	to	29.38%
2016	475,972	$2.085535	to	$2.309605	$1,052,524	0.70%	to	1.25%	1.09%	to	1.48%	(6.24)%	to	(5.72)%
2015	546,437	$2.224311	to	$2.449811	$1,267,397	0.70%	to	1.25%	1.36%	to	1.37%	2.34%	to	2.90%
2014	629,339	$2.173513	to	$2.380726	$1,416,390	0.70%	to	1.25%	0.47%	to	1.10%	(9.22)%	to	(8.72)%
Fidelity® VIP Freedom 2020 Portfolio
2018	24,139	$23.355805	to	$23.355805	$563,792	1.25%	to	1.25%	1.20%	to	1.20%	(7.25)%	to	(7.25)%
2017	25,005	$25.181767	to	$25.181767	$629,682	1.25%	to	1.25%	1.55%	to	1.55%	14.82%	to	14.82%
2016	19,427	$21.931464	to	$21.931464	$426,072	1.25%	to	1.25%	1.13%	to	1.13%	4.49%	to	4.49%
2015	21,728	$20.988658	to	$20.988658	$456,037	1.25%	to	1.25%	1.58%	to	1.58%	(1.70)%	to	(1.70)%
2014	22,533	$21.350658	to	$21.350658	$481,088	1.25%	to	1.25%	1.19%	to	1.19%	3.30%	to	3.30%
Fidelity® VIP Freedom 2030 Portfolio
2018	4,043	$26.683779	to	$26.683779	$107,887	1.25%	to	1.25%	1.15%	to	1.15%	(9.20)%	to	(9.20)%
2017	3,960	$29.388426	to	$29.388426	$116,382	1.25%	to	1.25%	1.04%	to	1.04%	19.20%	to	19.20%
2016	4,832	$24.654938	to	$24.654938	$119,131	1.25%	to	1.25%	1.32%	to	1.32%	5.06%	to	5.06%
2015	5,169	$23.468367	to	$23.468367	$121,312	1.25%	to	1.25%	1.78%	to	1.78%	(1.77)%	to	(1.77)%
2014	3,396	$23.890078	to	$23.890078	$81,142	1.25%	to	1.25%	1.31%	to	1.31%	3.44%	to	3.44%
Fidelity® VIP Freedom 2015 Portfolio
2018	6,735	$21.342607	to	$21.342607	$143,741	1.25%	to	1.25%	1.39%	to	1.39%	(6.46)%	to	(6.46)%
2017	6,747	$22.817730	to	$22.817730	$153,942	1.25%	to	1.25%	0.98%	to	0.98%	13.38%	to	13.38%
2016	9,635	$20.125426	to	$20.125426	$193,913	1.25%	to	1.25%	0.71%	to	0.71%	4.27%	to	4.27%
2015	24,340	$19.301406	to	$19.301406	$469,796	1.25%	to	1.25%	1.40%	to	1.40%	(1.74)%	to	(1.74)%
2014	29,894	$19.643671	to	$19.643671	$587,229	1.25%	to	1.25%	1.43%	to	1.43%	3.16%	to	3.16%
Fidelity® VIP Freedom 2025 Portfolio
2018	19,392	$25.143777	to	$25.143777	$487,594	1.25%	to	1.25%	1.40%	to	1.40%	(7.94)%	to	(7.94)%
2017	16,154	$27.312614	to	$27.312614	$441,213	1.25%	to	1.25%	1.03%	to	1.03%	16.11%	to	16.11%
2016	29,384	$23.522789	to	$23.522789	$691,196	1.25%	to	1.25%	1.33%	to	1.33%	4.67%	to	4.67%
2015	27,129	$22.473081	to	$22.473081	$609,665	1.25%	to	1.25%	1.62%	to	1.62%	(1.74)%	to	(1.74)%
2014	26,666	$22.871218	to	$22.871218	$609,889	1.25%	to	1.25%	2.52%	to	2.52%	3.55%	to	3.55%
Fidelity® VIP Freedom Income Portfolio
2018	823	$14.763506	to	$14.763506	$12,152	1.25%	to	1.25%	1.50%	to	1.50%	(3.49)%	to	(3.49)%
2017	824	$15.298165	to	$15.298165	$12,610	1.25%	to	1.25%	1.33%	to	1.33%	7.02%	to	7.02%
2016	825	$14.295238	to	$14.295238	$11,801	1.25%	to	1.25%	1.27%	to	1.27%	2.88%	to	2.88%
2015	747	$13.894892	to	$13.894892	$10,386	1.25%	to	1.25%	1.77%	to	1.77%	(1.80)%	to	(1.80)%
2014	565	$14.150294	to	$14.150294	$8,001	1.25%	to	1.25%	0.66%	to	0.66%	2.25%	to	2.25%
Fidelity® VIP FundsManager 20% Portfolio
2018	706	$14.068378	to	$14.068378	$9,936	1.25%	to	1.25%	1.69%	to	1.69%	(3.05)%	to	(3.05)%
2017	707	$14.511105	to	$14.511105	$10,254	1.25%	to	1.25%	1.16%	to	1.16%	5.86%	to	5.86%
2016	707	$13.707900	to	$13.707900	$9,691	1.25%	to	1.25%	1.18%	to	1.18%	1.39%	to	1.39%
2015	707	$13.519602	to	$13.519602	$9,563	1.25%	to	1.25%	1.04%	to	1.04%	(1.41)%	to	(1.41)%
2014	708	$13.712755	to	$13.712755	$9,705	1.25%	to	1.25%	1.13%	to	1.13%	2.69%	to	2.69%
Fidelity® VIP FundsManager 60% Portfolio
2018	765	$21.738706	to	$21.738706	$16,640	1.25%	to	1.25%	—%	to	—%	(7.68)%	to	(7.68)%
Fidelity® VIP FundsManager 70% Portfolio
2018	1,767	$23.431129	to	$23.431129	$41,405	1.25%	to	1.25%	1.07%	to	1.07%	(8.83)%	to	(8.83)%
2017	998	$25.700214	to	$25.700214	$25,647	1.25%	to	1.25%	0.79%	to	0.79%	17.46%	to	17.46%
2016	999	$21.879400	to	$21.879400	$21,851	1.25%	to	1.25%	0.95%	to	0.95%	3.56%	to	3.56%
2015	1,053	$21.127095	to	$21.127095	$22,240	1.25%	to	1.25%	0.86%	to	0.86%	(0.96)%	to	(0.96)%
2014	932	$21.331569	to	$21.331569	$19,892	1.25%	to	1.25%	1.02%	to	1.02%	3.80%	to	3.80%
Fidelity® VIP FundsManager 85% Portfolio
2018	35	$26.790199	to	$26.790199	$953	1.25%	to	1.25%	0.33%	to	0.33%	(10.22)%	to	(10.22)%
2017	27	$29.839753	to	$29.839753	$804	1.25%	to	1.25%	0.02%	to	0.02%	21.38%	to	21.38%
2016	1,349	$24.584420	to	$24.584420	$33,153	1.25%	to	1.25%	0.83%	to	0.83%	4.17%	to	4.17%
2015	1,277	$23.600876	to	$23.600876	$30,148	1.25%	to	1.25%	1.30%	to	1.30%	(0.90)%	to	(0.90)%
2014	1,224	$23.815401	to	$23.815401	$29,154	1.25%	to	1.25%	2.64%	to	2.64%	3.77%	to	3.77%
Franklin Income VIP Fund
2018	46,365	$16.571425	to	$16.571425	$768,337	1.25%	to	1.25%	4.89%	to	4.89%	(5.50)%	to	(5.50)%
2017	54,801	$17.535779	to	$17.535779	$960,986	1.25%	to	1.25%	4.14%	to	4.14%	8.31%	to	8.31%
2016	58,083	$16.189694	to	$16.189694	$940,341	1.25%	to	1.25%	4.76%	to	4.76%	12.61%	to	12.61%
2015	97,210	$14.376681	to	$14.376681	$1,397,552	1.25%	to	1.25%	4.73%	to	4.73%	(8.21)%	to	(8.21)%
2014	116,824	$15.662413	to	$15.662413	$1,829,750	1.25%	to	1.25%	4.94%	to	4.94%	3.32%	to	3.32%
Hartford Balanced HLS Fund
2018	117,177,666	$18.136027	to	$20.712015	$609,728,899	0.15%	to	2.55%	1.93%	to	1.96%	(7.63)%	to	(5.38)%
2017	134,161,559	$19.167935	to	$22.422340	$746,161,815	0.15%	to	2.55%	2.39%	to	2.50%	12.68%	to	15.42%
2016	152,573,794	$16.607428	to	$19.898825	$744,204,599	0.15%	to	2.55%	2.77%	to	2.87%	3.37%	to	5.88%
2015	175,724,816	$15.685488	to	$19.250700	$817,302,339	0.15%	to	2.55%	1.89%	to	1.92%	(2.34)%	to	0.03%
2014	205,114,766	$15.681152	to	$19.712918	$956,301,262	0.15%	to	2.55%	1.81%	to	1.83%	7.03%	to	9.63%
Hartford Total Return Bond HLS Fund
2018	75,874,074	$11.505200	to	$12.485139	$229,833,956	0.15%	to	2.55%	3.89%	to	4.02%	(3.41)%	to	(0.96)%
2017	85,228,338	$11.616320	to	$12.925446	$261,713,697	0.15%	to	2.55%	2.68%	to	2.98%	2.16%	to	5.00%
2016	94,174,073	$11.063055	to	$12.651988	$277,832,323	0.15%	to	2.55%	2.28%	to	2.60%	1.59%	to	4.34%
2015	108,736,467	$10.603134	to	$12.453762	$308,268,283	0.15%	to	2.55%	2.93%	to	2.98%	(3.31)%	to	(0.74)%
2014	128,772,154	$10.681775	to	$12.879894	$370,280,264	0.15%	to	2.55%	2.97%	to	3.27%	3.02%	to	5.73%
Hartford Capital Appreciation HLS Fund
2018	95,382,373	$26.022134	to	$55.829786	$980,310,611	0.15%	to	2.55%	0.87%	to	0.92%	(9.30)%	to	(7.10)%
2017	109,317,148	$28.690568	to	$60.094450	$1,223,732,857	0.15%	to	2.55%	1.08%	to	1.17%	19.07%	to	21.96%
2016	125,591,540	$24.096494	to	$49.275632	$1,148,366,207	0.15%	to	2.55%	1.10%	to	1.17%	2.86%	to	5.36%
2015	146,912,438	$23.425414	to	$46.767179	$1,273,264,469	0.15%	to	2.55%	0.88%	to	0.89%	(1.53)%	to	0.87%
2014	171,294,753	$23.788675	to	$46.365865	$1,467,086,807	0.15%	to	2.55%	0.69%	to	0.87%	4.60%	to	7.15%
Hartford Dividend and Growth HLS Fund
2018	94,674,319	$9.715930	to	$24.680655	$461,783,422	0.25%	to	2.55%	1.88%	to	1.93%	(7.70)%	to	(5.56)%
2017	109,117,961	$10.287479	to	$26.740946	$571,631,483	0.25%	to	2.55%	1.59%	to	1.68%	15.38%	to	18.06%
2016	125,443,126	$8.713644	to	$23.176621	$561,230,896	0.25%	to	2.55%	2.07%	to	2.18%	11.99%	to	14.60%
2015	144,583,898	$7.603607	to	$20.694545	$570,124,408	0.25%	to	2.55%	1.84%	to	1.92%	(3.65)%	to	(1.40)%
2014	170,572,101	$7.711883	to	$21.477674	$683,220,501	0.25%	to	2.55%	1.88%	to	1.92%	10.12%	to	12.68%
Hartford Healthcare HLS Fund
2018	4,973,863	$7.254001	to	$34.057047	$29,220,634	0.25%	to	2.55%	—%	to	0.10%	(5.41)%	to	(2.91)%
2017	5,832,156	$7.471546	to	$36.003580	$35,719,892	0.25%	to	2.55%	—%	to	—%	18.89%	to	21.96%
2016	6,631,660	$6.126384	to	$30.282716	$33,720,189	0.25%	to	2.55%	3.32%	to	3.55%	(10.94)%	to	(8.62)%
2015	7,525,871	$6.704291	to	$34.002148	$42,347,973	0.25%	to	2.55%	—%	to	—%	10.13%	to	12.93%
2014	8,717,914	$5.936772	to	$30.873490	$43,932,151	0.25%	to	2.55%	0.04%	to	0.26%	23.80%	to	27.08%
Hartford Global Growth HLS Fund
2018	22,746,107	$4.460742	to	$26.829065	$71,550,009	0.25%	to	2.55%	—%	to	0.51%	(6.49)%	to	(4.05)%
2017	26,087,915	$4.648825	to	$28.690482	$86,590,710	0.25%	to	2.55%	0.08%	to	0.41%	29.04%	to	32.39%
2016	28,796,664	$3.511345	to	$22.234462	$71,696,622	0.25%	to	2.55%	0.40%	to	0.68%	(0.85)%	to	1.70%
2015	34,899,664	$3.452731	to	$22.424533	$86,345,470	0.25%	to	2.55%	0.35%	to	0.47%	5.05%	to	7.77%
2014	39,694,766	$3.203830	to	$21.346842	$91,414,841	0.25%	to	2.55%	0.34%	to	0.46%	3.90%	to	6.52%
Hartford Disciplined Equity HLS Fund
2018	22,818,303	$3.721739	to	$29.337062	$66,331,589	0.25%	to	2.55%	—%	to	0.76%	(4.46)%	to	(2.24)%
2017	26,972,486	$3.806918	to	$30.707106	$80,839,876	0.25%	to	2.55%	0.67%	to	0.90%	18.85%	to	21.61%
2016	30,909,174	$3.130383	to	$25.418843	$76,530,870	0.25%	to	2.50%	0.63%	to	0.92%	2.89%	to	5.50%
2015	35,503,096	$2.967304	to	$24.706032	$83,817,386	0.25%	to	2.50%	0.48%	to	0.81%	3.96%	to	6.57%
2014	41,670,115	$2.784441	to	$23.764555	$92,593,303	0.25%	to	2.50%	0.50%	to	0.73%	13.01%	to	15.89%
Hartford Growth Opportunities HLS Fund
2018	27,418,173	$4.574698	to	$31.696681	$110,833,404	0.25%	to	2.55%	—%	to	—%	(2.23)%	to	0.28%
2017	30,296,727	$4.562078	to	$32.420532	$123,052,033	0.25%	to	2.55%	—%	to	—%	26.87%	to	30.12%
2016	33,692,672	$3.506008	to	$25.555087	$105,755,024	0.25%	to	2.55%	0.15%	to	0.43%	(3.27)%	to	(0.74)%
2015	40,407,856	$3.532119	to	$26.419523	$128,857,837	0.25%	to	2.55%	—%	to	0.13%	8.66%	to	11.46%
2014	44,635,102	$3.169054	to	$24.313439	$127,506,902	0.25%	to	2.55%	0.02%	to	0.17%	10.96%	to	13.86%
Hartford High Yield HLS Fund
2018	18,078,647	$2.988844	to	$20.353980	$45,128,343	0.25%	to	2.55%	5.59%	to	5.76%	(6.08)%	to	(3.69)%
2017	21,076,593	$3.103222	to	$21.672735	$55,759,858	0.25%	to	2.55%	5.89%	to	6.07%	4.61%	to	7.34%
2016	24,291,673	$2.891120	to	$20.717970	$60,059,014	0.25%	to	2.55%	6.01%	to	6.24%	11.12%	to	13.97%
2015	27,624,803	$2.536849	to	$18.644118	$60,315,993	0.25%	to	2.55%	6.38%	to	6.65%	(6.97)%	to	(4.54)%
2014	34,094,848	$2.303596	to	$20.040308	$78,188,552	0.80%	to	2.55%	7.38%	to	7.55%	(0.26)%	to	1.76%
Hartford International Opportunities HLS Fund
2018	55,656,979	$4.324910	to	$15.660371	$130,342,379	0.15%	to	2.55%	1.85%	to	1.93%	(21.00)%	to	(18.87)%
2017	62,007,964	$5.330675	to	$19.823880	$182,178,104	0.15%	to	2.55%	1.12%	to	1.43%	21.85%	to	25.06%
2016	70,102,308	$4.262334	to	$16.269214	$164,962,981	0.15%	to	2.55%	1.32%	to	1.67%	(1.60)%	to	1.11%
2015	81,175,591	$4.215734	to	$16.533795	$190,332,104	0.15%	to	2.55%	1.22%	to	1.41%	(0.91)%	to	1.72%
2014	93,429,334	$4.144313	to	$16.685282	$216,937,211	0.15%	to	2.55%	1.96%	to	2.20%	(6.56)%	to	(4.02)%
Hartford MidCap Growth HLS Fund+
2018	807,146	$18.773114	to	$27.433891	$14,158,094	0.80%	to	2.55%	0.42%	to	0.69%	(12.51)%	to	(10.77)%
2017	960,644	$21.038858	to	$31.357925	$19,012,730	0.80%	to	2.55%	0.63%	to	0.87%	11.07%	to	13.51%
2016	1,223,462	$18.534168	to	$28.231984	$21,793,212	0.80%	to	2.55%	1.07%	to	1.44%	13.41%	to	15.56%
2015	1,076,921	$16.038953	to	$24.894745	$16,486,385	0.80%	to	2.55%	0.98%	to	1.24%	(7.36)%	to	(5.49)%
2014	1,262,000	$16.971289	to	$26.873052	$20,892,009	0.80%	to	2.55%	1.28%	to	1.59%	2.36%	to	4.39%
Hartford MidCap HLS Fund
2018	14,017,823	$5.807886	to	$11.787372	$127,650,670	0.25%	to	2.35%	0.03%	to	0.03%	(9.60)%	to	(7.68)%
2017	15,773,251	$12.767368	to	$32.600284	$157,473,472	0.25%	to	2.35%	—%	to	—%	21.28%	to	24.16%
2016	17,909,853	$10.283273	to	$26.879188	$145,530,711	0.25%	to	2.35%	0.03%	to	0.19%	9.10%	to	11.70%
2015	20,369,154	$9.206314	to	$24.638323	$149,594,588	0.25%	to	2.35%	0.07%	to	0.08%	(1.02)%	to	1.34%
2014	23,194,199	$9.084240	to	$24.891435	$169,943,855	0.25%	to	2.35%	—%	to	0.10%	8.51%	to	11.09%
Hartford MidCap Value HLS Fund
2018	24,762,174	$3.550901	to	$27.588682	$70,831,136	0.25%	to	2.55%	0.51%	to	0.94%	(16.72)%	to	(14.78)%
2017	28,103,417	$4.166958	to	$33.129172	$95,489,502	0.25%	to	2.55%	0.55%	to	0.58%	10.61%	to	13.18%
2016	31,874,837	$3.681587	to	$29.950878	$97,448,120	0.25%	to	2.55%	0.52%	to	0.54%	9.98%	to	12.54%
2015	36,085,126	$3.271411	to	$27.233257	$98,806,734	0.25%	to	2.55%	0.58%	to	0.59%	(3.70)%	to	(1.46)%
2014	41,353,283	$3.319820	to	$28.279521	$116,895,360	0.25%	to	2.55%	0.68%	to	0.68%	5.49%	to	7.95%
Hartford Ultrashort Bond HLS Fund
2018	34,565,511	$4.112345	to	$8.034853	$52,502,395	0.15%	to	2.55%	1.12%	to	1.15%	(0.99)%	to	1.41%
2017	37,028,386	$4.055110	to	$8.115316	$56,349,684	0.15%	to	2.55%	0.80%	to	0.80%	(1.53)%	to	0.86%
2016	42,071,071	$4.020501	to	$8.241362	$63,819,139	0.15%	to	2.55%	0.46%	to	0.48%	(1.58)%	to	0.82%
2015	48,459,653	$3.987933	to	$8.373392	$73,743,189	0.15%	to	2.55%	0.32%	to	0.32%	(2.39)%	to	(0.02)%
2014	57,715,886	$3.988756	to	$8.578740	$88,126,047	0.15%	to	2.55%	—%	to	—%	(2.42)%	to	(0.05)%
Hartford Small Company HLS Fund
2018	17,512,015	$5.910708	to	$24.822863	$66,331,938	0.25%	to	2.55%	—%	to	—%	(6.92)%	to	(4.47)%
2017	19,879,820	$6.187348	to	$26.667265	$80,801,951	0.25%	to	2.55%	—%	to	—%	22.88%	to	26.05%
2016	21,614,520	$4.908794	to	$21.702692	$70,139,613	0.25%	to	2.55%	—%	to	—%	(0.76)%	to	1.79%
2015	24,879,058	$4.822478	to	$21.868502	$80,140,972	0.25%	to	2.55%	—%	to	—%	(10.76)%	to	(8.44)%
2014	28,308,641	$5.267087	to	$24.504167	$100,026,821	0.25%	to	2.55%	—%	to	—%	4.16%	to	6.80%
Hartford SmallCap Growth HLS Fund
2018	14,453,585	$3.563459	to	$32.165805	$46,113,877	0.25%	to	2.55%	—%	to	—%	(14.11)%	to	(11.92)%
2017	15,940,723	$4.045682	to	$37.451152	$58,774,068	0.25%	to	2.55%	—%	to	0.04%	16.74%	to	19.77%
2016	18,091,491	$3.377755	to	$32.080435	$56,062,539	0.25%	to	2.55%	—%	to	0.14%	9.25%	to	12.09%
2015	20,793,936	$3.013356	to	$29.363183	$57,663,417	0.25%	to	2.55%	—%	to	0.08%	(3.29)%	to	(0.79)%
2014	25,000,819	$3.037502	to	$30.362382	$70,005,871	0.25%	to	2.55%	—%	to	0.07%	2.92%	to	5.57%
Hartford Stock HLS Fund
2018	59,106,202	$27.896597	to	$38.711729	$420,462,448	0.15%	to	2.55%	1.55%	to	1.61%	(2.89)%	to	(0.29)%
2017	67,174,411	$28.727103	to	$38.825688	$484,470,924	0.15%	to	2.55%	1.53%	to	1.83%	16.53%	to	19.67%
2016	77,461,027	$24.651370	to	$32.444608	$464,902,377	0.15%	to	2.55%	1.56%	to	1.86%	4.44%	to	7.25%
2015	88,919,467	$23.602862	to	$30.250241	$494,987,083	0.15%	to	2.55%	1.51%	to	1.85%	(0.10)%	to	2.59%
2014	103,072,077	$23.697685	to	$29.486700	$555,423,299	0.15%	to	2.50%	1.61%	to	1.83%	8.29%	to	11.14%
Hartford U.S. Government Securities HLS Fund
2018	55,290,205	$9.415887	to	$12.173802	$67,046,943	0.15%	to	2.55%	2.35%	to	2.43%	(1.98)%	to	0.70%
2017	62,581,720	$9.606574	to	$12.089697	$76,408,253	0.15%	to	2.55%	1.87%	to	2.19%	(1.43)%	to	1.17%
2016	71,043,759	$9.746053	to	$11.950244	$86,871,234	0.15%	to	2.55%	1.63%	to	1.97%	(1.28)%	to	1.39%
2015	82,396,563	$9.872641	to	$11.786478	$100,552,894	0.15%	to	2.55%	1.60%	to	1.81%	(1.20)%	to	1.41%
2014	94,801,346	$9.992560	to	$11.622614	$115,577,320	0.15%	to	2.55%	1.61%	to	1.96%	0.01%	to	2.66%
Hartford Value HLS Fund
2018	26,981,387	$2.764125	to	$21.932294	$60,108,047	0.25%	to	2.55%	1.47%	to	1.63%	(12.44)%	to	(10.41)%
2017	30,582,041	$3.085140	to	$25.049487	$76,909,236	0.25%	to	2.55%	1.20%	to	1.81%	12.53%	to	15.15%
2016	34,776,588	$2.679183	to	$22.259303	$76,956,772	0.25%	to	2.55%	1.78%	to	1.83%	10.83%	to	13.41%
2015	40,050,259	$2.362391	to	$20.083965	$78,975,637	0.25%	to	2.55%	1.59%	to	1.59%	(5.52)%	to	(3.32)%
2014	46,607,452	$2.443602	to	$21.257953	$96,239,553	0.25%	to	2.55%	1.53%	to	1.56%	8.56%	to	11.09%
Rational Trend Aggregation VA Fund+
2018	1,696,607	$2.088469	to	$19.481915	$3,602,557	1.15%	to	2.35%	3.85%	to	4.38%	(6.79)%	to	(5.66)%
2017	2,256,324	$2.213800	to	$20.900389	$5,047,410	1.15%	to	2.35%	2.46%	to	3.21%	(3.87)%	to	(2.71)%
2016	2,556,962	$2.275568	to	$21.655144	$5,966,859	1.15%	to	2.40%	—%	to	4.55%	4.43%	to	5.75%
2015	3,101,282	$2.151928	to	$20.736132	$7,046,108	1.15%	to	2.40%	4.13%	to	4.31%	(5.36)%	to	(4.17)%
2014	4,050,318	$2.245462	to	$21.909730	$9,630,515	1.15%	to	2.40%	3.39%	to	4.32%	7.55%	to	8.90%
Rational Insider Buying VA Fund
2018	1,051,144	$2.350497	to	$25.498589	$2,313,784	1.15%	to	2.35%	0.69%	to	0.80%	(9.34)%	to	(8.24)%
2017	1,227,446	$2.561631	to	$28.124745	$2,948,261	1.15%	to	2.35%	0.56%	to	0.56%	14.79%	to	16.18%
2016	1,445,909	$2.204971	to	$24.402082	$3,004,228	1.15%	to	2.40%	—%	to	0.62%	8.37%	to	9.73%
2015	1,748,465	$2.009360	to	$22.517014	$3,369,024	1.15%	to	2.40%	0.55%	to	0.58%	(9.37)%	to	(8.23)%
2014	2,430,387	$2.189533	to	$24.844951	$5,107,641	1.15%	to	2.40%	0.12%	to	0.31%	(4.39)%	to	(3.18)%
BlackRock Global Opportunities V.I. Fund+
2018	—	$1.869644	to	$21.249914	$—	1.25%	to	2.20%	—%	to	—%	0.22%	to	0.73%
2017	4,705	$1.856121	to	$21.203016	$15,647	1.25%	to	2.20%	0.68%	to	1.66%	22.47%	to	23.64%
2016	5,565	$1.501232	to	$17.312595	$27,521	1.25%	to	2.20%	1.91%	to	2.06%	1.34%	to	2.30%
2015	5,759	$1.467442	to	$17.084505	$30,341	1.25%	to	2.20%	0.92%	to	0.98%	(1.48)%	to	(0.54)%
2014	5,948	$1.475365	to	$17.340787	$33,938	1.25%	to	2.20%	1.02%	to	1.17%	(6.24)%	to	(5.34)%
BlackRock S&P 500 Index V.I. Fund+
2018	15,176,901	$9.008034	to	$9.279576	$136,165,542	0.25%	to	2.55%	—%	to	1.04%	(9.92)%	to	—%
BlackRock Large Cap Focus Growth V.I. Fund
2018	11,835	$2.191656	to	$2.363946	$27,882	1.25%	to	2.00%	—%	to	—%	0.97%	to	1.73%
2017	14,805	$2.154317	to	$2.341175	$34,003	1.25%	to	2.00%	0.04%	to	0.04%	26.99%	to	27.95%
2016	3,626	$1.683737	to	$1.897462	$6,105	1.25%	to	1.80%	—%	to	0.70%	5.96%	to	6.54%
2015	30,329	$1.580319	to	$1.790742	$53,548	1.25%	to	1.80%	0.60%	to	0.61%	0.90%	to	1.45%
2014	30,363	$1.557693	to	$1.774843	$53,094	1.25%	to	1.80%	0.56%	to	0.57%	12.13%	to	12.75%
Morgan Stanley VIF U.S. Real Estate Portfolio
2018	14,206	$15.356713	to	$15.356713	$218,169	1.25%	to	1.25%	2.32%	to	2.32%	(9.12)%	to	(9.12)%
2017	17,056	$16.897622	to	$16.897622	$288,201	1.25%	to	1.25%	1.37%	to	1.37%	1.59%	to	1.59%
2016	26,079	$16.632382	to	$16.632382	$433,755	1.25%	to	1.25%	0.91%	to	0.91%	5.23%	to	5.23%
2015	29,634	$15.806095	to	$15.806095	$468,400	1.25%	to	1.25%	1.18%	to	1.18%	0.66%	to	0.66%
2014	30,630	$15.703049	to	$15.703049	$480,977	1.25%	to	1.25%	1.24%	to	1.24%	27.82%	to	27.82%
Invesco V.I. Equity and Income Fund
2018	11,472	$17.448335	to	$17.448335	$200,164	1.25%	to	1.25%	1.88%	to	1.88%	(10.86)%	to	(10.86)%
2017	17,078	$19.573108	to	$19.573108	$334,276	1.25%	to	1.25%	1.46%	to	1.46%	9.41%	to	9.41%
2016	15,775	$17.890107	to	$17.890107	$282,212	1.25%	to	1.25%	1.64%	to	1.64%	13.41%	to	13.41%
2015	16,646	$15.774315	to	$15.774315	$262,579	1.25%	to	1.25%	2.27%	to	2.27%	(3.80)%	to	(3.80)%
2014	30,205	$16.396635	to	$16.396635	$495,265	1.25%	to	1.25%	1.52%	to	1.52%	7.42%	to	7.42%
Morgan Stanley VIF Mid Cap Growth Portfolio
2018	24,546	$21.498861	to	$21.498861	$527,715	1.25%	to	1.25%	—%	to	—%	9.15%	to	9.15%
2017	16,736	$19.697356	to	$19.697356	$329,650	1.25%	to	1.25%	—%	to	—%	36.88%	to	36.88%
2016	13,104	$14.390065	to	$14.390065	$188,564	1.25%	to	1.25%	—%	to	—%	(9.97)%	to	(9.97)%
2015	21,141	$15.983940	to	$15.983940	$337,914	1.25%	to	1.25%	—%	to	—%	(7.16)%	to	(7.16)%
2014	29,114	$17.216246	to	$17.216246	$501,232	1.25%	to	1.25%	—%	to	—%	0.58%	to	0.58%
Columbia Variable Portfolio - Asset Allocation Fund
2018	923,994	$1.621140	to	$1.893553	$1,699,285	1.25%	to	2.15%	0.24%	to	1.44%	(6.56)%	to	(5.71)%
2017	984,216	$1.734874	to	$2.008246	$1,925,748	1.25%	to	2.15%	1.59%	to	3.57%	13.16%	to	14.19%
2016	1,242,410	$1.758765	to	$18.667141	$2,135,137	1.25%	to	2.35%	—%	to	2.24%	2.91%	to	4.05%
2015	1,383,041	$1.486726	to	$1.690305	$2,280,515	1.25%	to	2.15%	2.04%	to	2.09%	(1.08)%	to	(0.19)%
2014	1,673,350	$1.503008	to	$1.693505	$2,771,226	1.25%	to	2.15%	1.49%	to	2.45%	7.71%	to	8.68%
Columbia Variable Portfolio - Dividend Opportunity Fund
2018	382,831	$13.682920	to	$15.059304	$5,599,466	1.25%	to	2.50%	—%	to	—%	(8.06)%	to	(6.90)%
2017	400,884	$14.882354	to	$16.175860	$6,341,274	1.25%	to	2.50%	—%	to	—%	11.55%	to	12.96%
2016	521,624	$13.340948	to	$14.320460	$7,298,653	1.25%	to	2.50%	—%	to	—%	10.86%	to	12.26%
2015	515,538	$12.033741	to	$12.756826	$6,476,207	1.25%	to	2.50%	—%	to	—%	(5.06)%	to	(3.86)%
2014	599,157	$12.674661	to	$13.269215	$7,856,821	1.25%	to	2.50%	—%	to	—%	7.36%	to	8.71%
Columbia Variable Portfolio - Income Opportunities Fund
2018	311,799	$10.517652	to	$11.240573	$3,434,857	1.25%	to	2.40%	4.99%	to	5.04%	(6.04)%	to	(4.95)%
2017	355,518	$11.193373	to	$11.825949	$4,134,722	1.25%	to	2.40%	6.18%	to	6.18%	4.03%	to	5.23%
2016	384,474	$10.759574	to	$11.237681	$4,263,388	1.25%	to	2.40%	10.92%	to	10.93%	8.30%	to	9.55%
2015	444,440	$9.934939	to	$10.257794	$4,513,465	1.25%	to	2.40%	9.40%	to	9.43%	(3.34)%	to	(2.23)%
2014	525,710	$10.278689	to	$10.491337	$5,480,357	1.25%	to	2.40%	—%	to	—%	1.55%	to	2.73%
Columbia Variable Portfolio - Mid Cap Growth Fund
2018	296,629	$14.380972	to	$15.458695	$4,480,381	1.25%	to	2.50%	—%	to	—%	(7.12)%	to	(5.95)%
2017	352,255	$15.483776	to	$16.437225	$5,669,034	1.25%	to	2.50%	—%	to	—%	19.95%	to	21.46%
2016	381,134	$12.908423	to	$13.533186	$5,077,505	1.25%	to	2.50%	—%	to	—%	(0.23)%	to	1.02%
2015	479,927	$12.938596	to	$13.396280	$6,346,056	1.25%	to	2.50%	—%	to	—%	3.01%	to	4.30%
2014	514,802	$12.560806	to	$12.843546	$6,563,943	1.25%	to	2.50%	—%	to	—%	4.76%	to	6.08%
Oppenheimer Global Fund/VA
2018	33,823	$16.663543	to	$16.663543	$563,609	1.25%	to	1.25%	0.77%	to	0.77%	(14.48)%	to	(14.48)%
2017	34,543	$19.483909	to	$19.483909	$673,027	1.25%	to	1.25%	0.68%	to	0.68%	34.63%	to	34.63%
2016	38,060	$14.472034	to	$14.472034	$550,805	1.25%	to	1.25%	0.75%	to	0.75%	(1.39)%	to	(1.39)%
2015	46,947	$14.676617	to	$14.676617	$689,022	1.25%	to	1.25%	1.05%	to	1.05%	2.38%	to	2.38%
2014	59,824	$14.334809	to	$14.334809	$857,566	1.25%	to	1.25%	0.84%	to	0.84%	0.79%	to	0.79%
Putnam VT Small Cap Value Fund
2018	11,617	$13.603576	to	$13.603576	$158,029	1.25%	to	1.25%	0.45%	to	0.45%	(20.93)%	to	(20.93)%
2017	16,443	$17.204057	to	$17.204057	$282,889	1.25%	to	1.25%	0.72%	to	0.72%	6.54%	to	6.54%
2016	12,784	$16.148696	to	$16.148696	$206,439	1.25%	to	1.25%	1.40%	to	1.40%	25.91%	to	25.91%
2015	20,828	$12.825188	to	$12.825188	$267,119	1.25%	to	1.25%	0.89%	to	0.89%	(5.43)%	to	(5.43)%
2014	24,811	$13.561392	to	$13.561392	$336,469	1.25%	to	1.25%	0.49%	to	0.49%	2.15%	to	2.15%
PIMCO VIT Real Return Portfolio
2018	30,224	$13.716400	to	$13.716400	$414,548	1.25%	to	1.25%	2.50%	to	2.50%	(3.43)%	to	(3.43)%
2017	38,027	$14.202958	to	$14.202958	$540,082	1.25%	to	1.25%	2.37%	to	2.37%	2.37%	to	2.37%
2016	40,526	$13.873671	to	$13.873671	$562,223	1.25%	to	1.25%	2.10%	to	2.10%	3.90%	to	3.90%
2015	58,126	$13.353479	to	$13.353479	$776,175	1.25%	to	1.25%	3.98%	to	3.98%	(3.91)%	to	(3.91)%
2014	70,528	$13.897485	to	$13.897485	$980,153	1.25%	to	1.25%	1.43%	to	1.43%	1.82%	to	1.82%
Pioneer Fund VCT Portfolio
2018	4,000,006	$1.769384	to	$2.047160	$7,804,125	1.15%	to	2.25%	0.79%	to	0.79%	(3.93)%	to	(2.86)%
2017	4,615,552	$1.830428	to	$2.107482	$9,306,504	1.15%	to	2.30%	0.22%	to	0.95%	18.60%	to	19.97%
2016	5,198,298	$1.543383	to	$1.756682	$8,767,790	1.15%	to	2.30%	0.97%	to	1.05%	7.12%	to	8.36%
2015	6,146,814	$1.440746	to	$1.621117	$9,596,668	1.15%	to	2.30%	0.80%	to	0.82%	(2.64)%	to	(1.51)%
2014	7,631,990	$1.479781	to	$1.646007	$12,149,472	1.15%	to	2.30%	0.77%	to	0.92%	8.26%	to	9.51%
Pioneer Mid Cap Value VCT Portfolio
2018	10,282	$14.912987	to	$14.912987	$153,337	1.25%	to	1.25%	0.45%	to	0.45%	(20.50)%	to	(20.50)%
2017	11,160	$18.758748	to	$18.758748	$209,353	1.25%	to	1.25%	0.71%	to	0.71%	11.47%	to	11.47%
2016	9,821	$16.828482	to	$16.828482	$165,275	1.25%	to	1.25%	0.48%	to	0.48%	14.79%	to	14.79%
2015	13,072	$14.660195	to	$14.660195	$191,641	1.25%	to	1.25%	0.55%	to	0.55%	(7.52)%	to	(7.52)%
2014	16,930	$15.851783	to	$15.851783	$268,377	1.25%	to	1.25%	0.66%	to	0.66%	13.37%	to	13.37%
Jennison 20/20 Focus Portfolio
2018	41,347	$2.445694	to	$2.643934	$103,408	1.25%	to	1.80%	—%	to	—%	(7.41)%	to	(6.90)%
2017	44,253	$2.641306	to	$2.839734	$119,003	1.25%	to	1.80%	—%	to	—%	27.43%	to	28.13%
2016	45,377	$2.072717	to	$2.216224	$95,559	1.25%	to	1.80%	—%	to	—%	(0.58)%	to	(0.03)%
2015	45,395	$2.084739	to	$2.216834	$95,974	1.25%	to	1.80%	—%	to	—%	3.97%	to	4.55%
2014	50,306	$2.005053	to	$2.120395	$101,813	1.25%	to	1.80%	—%	to	—%	4.80%	to	5.38%
Jennison Portfolio
2018	400,661	$1.625650	to	$2.102260	$648,773	1.25%	to	1.80%	—%	to	—%	(2.94)%	to	(2.41)%
2017	438,802	$1.665744	to	$2.166002	$730,606	1.25%	to	1.80%	—%	to	—%	33.70%	to	34.44%
2016	478,893	$1.239017	to	$1.619988	$594,573	1.25%	to	1.80%	—%	to	—%	(3.05)%	to	(2.52)%
2015	488,946	$1.271003	to	$1.670986	$624,304	1.25%	to	1.80%	—%	to	—%	9.05%	to	9.65%
2014	538,670	$1.159140	to	$1.532315	$629,661	1.25%	to	1.80%	—%	to	—%	7.63%	to	8.22%
Prudential Value Portfolio
2018	58,600	$1.905625	to	$21.915836	$213,074	1.25%	to	2.20%	—%	to	—%	(12.19)%	to	(11.35)%
2017	81,666	$2.149589	to	$24.957674	$299,489	1.25%	to	2.20%	—%	to	—%	13.97%	to	15.06%
2016	154,524	$1.868257	to	$21.898093	$401,746	1.25%	to	2.20%	—%	to	—%	8.54%	to	9.58%
2015	162,652	$1.704980	to	$20.175000	$390,205	1.25%	to	2.20%	—%	to	—%	(10.54)%	to	(9.68)%
2014	163,418	$1.887733	to	$22.550970	$444,210	1.25%	to	2.20%	—%	to	—%	7.27%	to	8.30%
Prudential SP International Growth Portfolio
2018	40,654	$1.127791	to	$1.226608	$48,870	1.45%	to	1.95%	—%	to	—%	(14.88)%	to	(14.45)%
2017	40,832	$1.324971	to	$1.433874	$57,430	1.45%	to	1.95%	—%	to	—%	32.81%	to	33.47%
2016	41,011	$0.997680	to	$1.074306	$43,257	1.45%	to	1.95%	—%	to	—%	(6.01)%	to	(5.54)%
2015	41,194	$1.061506	to	$1.137329	$46,043	1.45%	to	1.95%	—%	to	—%	1.10%	to	1.60%
2014	53,664	$1.049997	to	$1.150396	$59,477	1.25%	to	1.95%	—%	to	—%	(7.93)%	to	(7.29)%
Royce Small-Cap Portfolio
2018	13,632	$16.136275	to	$16.136275	$219,973	1.25%	to	1.25%	0.65%	to	0.65%	(9.49)%	to	(9.49)%
2017	22,341	$17.827451	to	$17.827451	$398,280	1.25%	to	1.25%	0.86%	to	0.86%	4.07%	to	4.07%
2016	27,582	$17.130030	to	$17.130030	$472,481	1.25%	to	1.25%	1.60%	to	1.60%	19.46%	to	19.46%
2015	37,555	$14.339485	to	$14.339485	$538,526	1.25%	to	1.25%	0.73%	to	0.73%	(12.90)%	to	(12.90)%
2014	42,167	$16.462914	to	$16.462914	$694,187	1.25%	to	1.25%	0.09%	to	0.09%	1.96%	to	1.96%
Victory Variable Insurance Diversified Stock Fund
2018	18,486	$16.510472	to	$18.017058	$327,046	1.25%	to	1.75%	0.41%	to	0.43%	(14.81)%	to	(14.38)%
2017	18,936	$19.380135	to	$21.043001	$390,759	1.25%	to	1.75%	0.68%	to	0.69%	24.26%	to	24.89%
2016	19,515	$15.596010	to	$16.849822	$321,976	1.25%	to	1.75%	0.99%	to	1.00%	2.09%	to	2.60%
2015	23,417	$15.276305	to	$16.422075	$376,171	1.25%	to	1.75%	0.56%	to	0.57%	(4.80)%	to	(4.32)%
2014	29,865	$17.163150	to	$20.372631	$503,663	1.25%	to	2.00%	0.87%	to	0.90%	8.02%	to	8.83%
Invesco V.I. Comstock Fund
2018	7,198	$17.547707	to	$17.547707	$126,310	1.25%	to	1.25%	1.42%	to	1.42%	(13.46)%	to	(13.46)%
2017	8,877	$20.277416	to	$20.277416	$180,002	1.25%	to	1.25%	1.89%	to	1.89%	16.12%	to	16.12%
2016	10,415	$17.462616	to	$17.462616	$181,871	1.25%	to	1.25%	1.39%	to	1.39%	15.54%	to	15.54%
2015	10,726	$15.114185	to	$15.114185	$162,106	1.25%	to	1.25%	1.69%	to	1.69%	(7.36)%	to	(7.36)%
2014	14,410	$16.314960	to	$16.314960	$235,099	1.25%	to	1.25%	1.16%	to	1.16%	7.75%	to	7.75%
Invesco V.I. American Franchise Fund
2018	47,873	$17.023404	to	$18.352525	$869,444	1.25%	to	2.35%	—%	to	—%	(5.86)%	to	(4.82)%
2017	50,640	$18.083761	to	$19.282239	$967,728	1.25%	to	2.35%	0.08%	to	0.08%	24.39%	to	25.76%
2016	57,622	$14.538366	to	$15.332492	$877,298	1.25%	to	2.35%	—%	to	—%	(0.11)%	to	1.00%
2015	108,052	$14.554192	to	$15.181179	$1,610,154	1.25%	to	2.35%	—%	to	—%	2.57%	to	3.70%
2014	82,994	$14.270517	to	$14.639201	$1,210,863	1.25%	to	2.15%	0.04%	to	0.04%	6.13%	to	7.09%
Wells Fargo VT Index Asset Allocation Fund
2018	7,616	$2.064334	to	$2.064334	$15,722	1.90%	to	1.90%	0.98%	to	0.98%	(4.73)%	to	(4.73)%
2017	7,616	$2.166862	to	$2.166862	$16,502	1.90%	to	1.90%	0.75%	to	0.75%	10.14%	to	10.14%
2016	7,616	$1.967436	to	$1.967436	$14,984	1.90%	to	1.90%	0.89%	to	0.89%	5.64%	to	5.64%
2015	7,616	$1.862327	to	$1.862327	$14,183	1.90%	to	1.90%	1.03%	to	1.03%	(0.66)%	to	(0.66)%
2014	7,287	$1.874650	to	$1.874650	$13,660	1.90%	to	1.90%	1.53%	to	1.53%	15.84%	to	15.84%
Wells Fargo VT International Equity Fund
2018	2,111,436	$1.975277	to	$14.113165	$3,221,446	1.15%	to	2.45%	12.17%	to	12.39%	(18.87)%	to	(17.81)%
2017	2,419,576	$2.403293	to	$17.396198	$4,495,564	1.15%	to	2.45%	3.00%	to	3.55%	21.84%	to	23.43%
2016	2,859,520	$1.947089	to	$14.278233	$4,274,082	1.15%	to	2.45%	3.26%	to	3.48%	0.75%	to	2.07%
2015	3,639,028	$1.907551	to	$14.171400	$5,311,132	1.15%	to	2.45%	3.88%	to	4.10%	(0.18)%	to	1.13%
2014	4,181,779	$1.886318	to	$14.197051	$5,996,920	1.15%	to	2.45%	2.74%	to	2.99%	(7.59)%	to	(6.38)%
Wells Fargo VT Small Cap Growth Fund
2018	86,255	$21.482856	to	$24.078926	$2,001,772	1.15%	to	2.50%	—%	to	—%	(1.03)%	to	0.31%
2017	87,713	$21.706710	to	$24.003438	$2,040,029	1.15%	to	2.50%	—%	to	—%	23.03%	to	24.70%
2016	117,041	$17.643851	to	$19.249420	$2,200,084	1.15%	to	2.50%	—%	to	—%	5.43%	to	6.87%
2015	144,856	$16.734373	to	$18.012433	$2,559,120	1.15%	to	2.50%	—%	to	—%	(5.04)%	to	(3.75)%
2014	180,041	$17.622403	to	$18.713842	$3,210,246	1.15%	to	2.50%	—%	to	—%	(4.10)%	to	(2.80)%
Wells Fargo VT Opportunity Fund
2018	111,798	$18.081357	to	$19.964925	$2,188,782	1.15%	to	2.50%	0.44%	to	0.44%	(9.23)%	to	(7.99)%
2017	123,070	$19.919349	to	$21.699269	$2,625,386	1.15%	to	2.50%	0.92%	to	1.01%	17.75%	to	19.34%
2016	162,640	$16.917220	to	$18.181991	$2,920,438	1.15%	to	2.50%	2.22%	to	2.32%	9.74%	to	11.23%
2015	246,721	$15.415377	to	$16.345729	$3,996,962	1.15%	to	2.50%	0.35%	to	0.40%	(5.25)%	to	(3.96)%
2014	282,511	$16.269011	to	$17.019429	$4,771,819	1.15%	to	2.50%	0.29%	to	0.44%	7.97%	to	9.44%
HIMCO VIT Index Fund+
2018	—	$8.780334	to	$28.112749	$—	0.25%	to	2.50%	2.08%	to	2.14%	1.42%	to	2.29%
2017	23,005,300	$14.930392	to	$27.719333	$164,721,702	0.15%	to	2.50%	1.78%	to	1.79%	18.14%	to	21.26%
2016	25,134,047	$12.312718	to	$23.463163	$150,131,302	0.15%	to	2.50%	2.11%	to	2.22%	8.59%	to	11.42%
2015	28,574,730	$11.050342	to	$21.607364	$152,141,264	0.15%	to	2.50%	0.34%	to	0.35%	(1.67)%	to	0.91%
2014	32,745,183	$10.950530	to	$21.973575	$176,285,902	0.15%	to	2.50%	—%	to	—%	4.09%	to	13.16%
Columbia Variable Portfolio - Large Cap Growth Fund
2018	1,479,888	$12.300289	to	$12.735436	$18,772,642	1.25%	to	2.50%	—%	to	—%	(6.31)%	to	(5.13)%
2017	1,651,942	$13.128873	to	$13.424362	$22,120,050	1.25%	to	2.50%	—%	to	—%	24.97%	to	26.54%
2016	1,819,402	$10.505251	to	$10.608394	$19,281,130	1.25%	to	2.50%	—%	to	—%	5.05%	to	6.08%
Columbia Variable Portfolio - Overseas Core Fund+
2018	418,809	$9.830300	to	$10.178184	$4,230,427	1.25%	to	2.50%	2.54%	to	2.55%	(18.87)%	to	(17.85)%
2017	484,718	$12.116359	to	$12.389197	$5,972,311	1.25%	to	2.50%	1.86%	to	1.87%	24.04%	to	25.60%
2016	526,103	$9.767869	to	$9.863879	$5,178,019	1.25%	to	2.50%	1.09%	to	1.10%	(2.32)%	to	(1.36)%
CTIVPSM– Loomis Sayles Growth Fund+
2018	731,541	$13.058037	to	$13.519881	$9,837,516	1.25%	to	2.50%	—%	to	—%	(4.81)%	to	(3.61)%
2017	862,628	$13.717542	to	$14.026232	$12,060,121	1.25%	to	2.50%	—%	to	—%	29.75%	to	31.38%
2016	984,696	$10.572329	to	$10.676129	$10,499,958	1.25%	to	2.50%	—%	to	—%	5.72%	to	6.76%
*Represents the annualized contract expenses of the Sub-Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.

**These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund’s manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.

***Represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation in the notes on the Statements of Operations indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
# Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.

+ See Note 1 for additional information related to this Sub-Account.

7. Subsequent Events:

Management has evaluated events subsequent to December 31, 2018 through the date of issuance noting there are no subsequent events requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of
Talcott Resolution Life Insurance Company
Opinion on the Financial Statements
We have audited the accompanying consolidated balance sheets of Talcott Resolution Life Insurance Company and subsidiaries (formerly Hartford Life Insurance Company) (the "Company") as of December 31, 2018 (Successor Company) and 2017 (Predecessor Company), the related consolidated statements of operations, comprehensive income (loss), changes in stockholder's equity, and cash flows, for the period of June 1, 2018 to December 31, 2018 (Successor Company), the period of January 1, 2018 to May 31, 2018 and for the years ended December 31, 2017 and 2016 (Predecessor Company), and the related notes and the financial statement schedules listed in the Index at Item 15 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2018 (Successor Company) and 2017 (Predecessor Company), and the results of its operations and its cash flows for the period of June 1, 2018 to December 31, 2018 (Successor Company), the period of January 1, 2018 to May 31, 2018 and for the years ended December 31, 2017 and 2016 (Predecessor Company), in conformity with accounting principles generally accepted in the United States of America.
Emphasis of a Matter
As discussed in Note 1 to the financial statements, the Company's direct parent, Talcott Resolution Life, Inc., was acquired by Hopmeadow Holdings LP on May 31, 2018. The Company elected to apply pushdown accounting by applying the guidance permitted under Accounting Standards Codification Topic 805 Business Combinations.
Basis for Opinion
These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Hartford, CT
February 22, 2019

We have served as the Company’s auditor since 2002.

1

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Statements of Operations

	Successor Company	Predecessor Company
	June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018	For the years ended December 31,
(In millions)			2017	2016
Revenues
Fee income and other	$502	$381	$906	$969
Earned premiums	31	42	105	203
Net investment income	509	520	1,281	1,373
Net realized capital gains (losses):
Total other-than-temporary impairment (“OTTI”) losses	(8)	—	(16)	(29)
OTTI losses recognized in other comprehensive income	1	—	2	1
Net OTTI losses recognized in earnings	(7)	—	(14)	(28)
Other net realized capital gains (losses)	149	(107)	(46)	(135)
Total net realized capital gains (losses)	142	(107)	(60)	(163)
Amortization of deferred reinsurance gain	38	—	—	—
Total revenues	1,222	836	2,232	2,382
Benefits, losses and expenses
Benefits, losses and loss adjustment expenses	415	534	1,406	1,437
Amortization of deferred policy acquisition costs ("DAC") and value of business acquired ("VOBA")	98	16	48	114
Insurance operating costs and other expenses	235	183	400	472
Other intangible asset amortization	4	—	—	—
Dividends to policyholders	2	2	2	3
Total benefits, losses and expenses	754	735	1,856	2,026
Income before income taxes	468	101	376	356
Income tax expense	59	7	422	74
Net income (loss)	$409	$94	$(46)	$282
See Notes to Consolidated Financial Statements.

2

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Statements of Comprehensive Income (Loss)

	Successor Company	Predecessor Company
	June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018	For the years ended December 31,
(In millions)			2017	2016
Net income (loss)	$409	$94	$(46)	$282
Other comprehensive income (loss):
Change in net unrealized gain (loss) on securities	(173)	(430)	329	154
Change in net gain on cash-flow hedging instruments	—	(18)	(28)	(25)
Change in foreign currency translation adjustments	2	1	—	—
OCI, net of tax	(171)	(447)	301	129
Comprehensive income (loss)	$238	$(353)	$255	$411
 See Notes to Consolidated Financial Statements.

3

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Balance Sheets

	Successor Company	Predecessor Company
(In millions, except for share data)	As of December 31, 2018	As of December 31, 2017
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost: December 31, 2018 Successor Company - $14,035; December 31, 2017 Predecessor Company - $20,914)	$13,839	$22,799
Fixed maturities, at fair value using the fair value option	12	32
Equity securities, at fair value	116	—
Equity securities, available-for-sale, at fair value (cost: December 31, 2017 Predecessor Company - $140)	—	154
Mortgage loans (net of valuation allowances: December 31, 2018 Successor Company - $5; December 31, 2017 Predecessor Company - $0)	2,100	2,872
Policy loans, at outstanding balance	1,441	1,432
Limited partnerships and other alternative investments	894	1,001
Other investments	201	213
Short-term investments	844	1,094
Total investments	19,447	29,597
Cash	221	537
Premiums receivable and agents’ balances, net	12	15
Reinsurance recoverables	29,564	20,785
Deferred policy acquisition costs and value of business acquired	716	405
Deferred income taxes, net	969	556
Other intangible assets	51	—
Other assets	352	1,003
Separate account assets	98,814	115,834
Total assets	$150,146	$168,732
Liabilities
Reserve for future policy benefits	$18,323	$14,482
Other policyholder funds and benefits payable	28,584	29,228
Other liabilities	2,420	2,508
Separate account liabilities	98,814	115,834
Total liabilities	148,141	162,052
Commitments and Contingencies (Note 11)
Stockholder’s Equity
Common stock—1,000 shares authorized, issued and outstanding, par value $5,690	6	6
Additional paid-in capital	1,761	3,539
Accumulated other comprehensive (loss) income, net of tax	(171)	1,023
Retained earnings	409	2,112
Total stockholder’s equity	2,005	6,680
Total liabilities and stockholder’s equity	$150,146	$168,732
See Notes to Consolidated Financial Statements.

4

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Statements of Changes in Stockholder's Equity

June 1, 2018 to December 31, 2018 (Successor Company)
(In millions)	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Retained Earnings	Total Equity
Balance, beginning of period	$6	$1,761	$—	$—	$1,767
Net income	—	—	—	409	409
Total other comprehensive loss	—	—	(171)	—	(171)
Balance, end of period	$6	$1,761	$(171)	$409	$2,005

January 1, 2018 to May 31, 2018 (Predecessor Company)
(In millions)	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Retained Earnings	Total Equity
Balance, beginning of period	$6	$3,539	$1,023	$2,112	$6,680
Cumulative effect of accounting changes, net of tax	—	—	182	(182)	—
Adjusted balance, beginning of period	6	3,539	1,205	1,930	6,680
Net income	—	—	—	94	94
Total other comprehensive loss	—	—	(447)	—	(447)
Capital contributions to parent	—	(619)	—	—	(619)
Capital contributions from parent	—	102	—	—	102
Balance, end of period	$6	$3,022	$758	$2,024	$5,810

For the Year Ended December 31, 2017 (Predecessor Company)
(In millions)	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Retained Earnings	Total Equity
Balance, beginning of period	$6	$4,935	$722	$2,158	$7,821
Net loss	—	—	—	(46)	(46)
Total other comprehensive income	—	—	301	—	301
Capital contributions to parent	—	(1,396)	—	—	(1,396)
Balance, end of period	$6	$3,539	$1,023	$2,112	$6,680

For the Year Ended December 31, 2016 (Predecessor Company)
(In millions)	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Retained Earnings	Total Equity
Balance, beginning of period	$6	$5,687	$593	$1,876	$8,162
Net income	—	—	—	282	282
Total other comprehensive income	—	—	129	—	129
Capital contributions to parent	—	(752)	—	—	(752)
Balance, end of period	$6	$4,935	$722	$2,158	$7,821
See Notes to Consolidated Financial Statements.

5

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Statements of Cash Flows

	Successor Company	Predecessor Company
	June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018	For the years ended December 31,
(In millions)			2017	2016
Operating Activities
Net income (loss)	$409	$94	$(46)	$282
Adjustments to reconcile net income (loss) to net cash (used for) provided by operating activities
Net realized capital (gains) losses	(142)	107	60	163
Amortization of deferred reinsurance gain	(38)	—	—	—
Amortization of DAC and VOBA	98	16	48	114
Additions to DAC	—	(1)	(2)	(7)
Depreciation and (accretion) amortization	31	(1)	31	9
Other operating activities, net	63	131	143	33
Change in assets and liabilities:
(Increase) decrease in reinsurance recoverables	(990)	(2)	4	117
(Increase) decrease in accrued and deferred income taxes	29	274	(5)	278
Impact of tax reform on accrued and deferred income taxes	—	—	396	—
Increase (decrease) in reserve for future policy benefits and unearned premiums	(503)	45	387	111
Net changes in other assets and other liabilities	302	(60)	(219)	(316)
Net cash (used for) provided by operating activities	(741)	603	797	784
Investing Activities
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	3,303	4,397	10,315	10,152
Fixed maturities, fair value option	15	5	50	68
Equity securities, available-for-sale	—	—	203	321
Equity securities, at fair value	68	49	—	—
Mortgage loans	101	116	396	371
Partnerships	83	188	113	395
Payments for the purchase of:
Fixed maturities, available-for-sale	(3,024)	(2,447)	(8,713)	(8,889)
Fixed maturities, fair value option	—	—	—	(29)
Equity securities, available-for-sale	—	—	(199)	(58)
Equity securities, fair value option	(10)	(25)	—	—
Mortgage loans	(323)	(86)	(469)	(263)
Partnerships	(97)	(80)	(235)	(151)
Net payments for repurchase agreements program	(22)	—	—	—
Net payments for derivatives	(303)	(200)	(283)	(261)
Net increase (decrease) in policy loans	18	(26)	12	2
Net sales of (additions to) property and equipment	—	44	(18)	—
Net proceeds from (payments for) short-term investments	1,770	(1,494)	251	(769)
Other investing activities, net	1	22	43	(25)
Net cash provided by investing activities	1,580	463	1,466	864
Financing Activities
Deposits and other additions to investment and universal life-type contracts	1,959	1,782	4,549	4,162
Withdrawals and other deductions from investment and universal life-type contracts	(10,173)	(9,206)	(13,749)	(14,871)
Net transfers from separate accounts related to investment and universal life-type contracts	7,360	6,999	7,969	9,811
Net increase (decrease) in securities loaned or sold under agreements to repurchase	(11)	(406)	360	268
Return of capital to parent	—	(517)	(1,396)	(752)
Net repayments at maturity or settlement of consumer notes	—	(8)	(13)	(17)
Net cash used for financing activities	(865)	(1,356)	(2,280)	(1,399)
Net increase (decrease) in cash	(26)	(290)	(17)	249
Cash — beginning of period	247	537	554	305
Cash — end of period	$221	$247	$537	$554
Supplemental Disclosure of Cash Flow Information
Income tax received	$17	$271	$57	$210
See Notes to Consolidated Financial Statements.

6

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollar amounts in millions, unless otherwise stated)

1. Basis of Presentation and Significant Accounting Policies
Basis of Presentation
Talcott Resolution Life Insurance Company, formerly Hartford Life Insurance Company, (together with its subsidiaries, "TL," "Company," "we" or "our") is a provider of insurance and investment products in the United States ("U.S.") and is a wholly-owned subsidiary of Talcott Resolution Life, Inc., a Delaware corporation ("TLI"). Hopmeadow Holdings LP ("Hopmeadow Holdings", or "HHLP") is a parent of the Company.
The Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"), which differ materially from the accounting practices prescribed by various insurance regulatory authorities.
On May 31, 2018 the Company's indirect parent, Hartford Holding, Inc. ("HHI") completed the sale of the Company's parent to a group of investors led by Cornell Capital LLC, Atlas Merchant Capital LLC, TRB Advisors LP, Global Atlantic Financial Group ("Global Atlantic"), Pine Brook and J. Safra Group. Although Talcott Resolution Life Insurance Company is no longer affiliated with The Hartford Financial Services Group, Inc. ("The Hartford") or any of its subsidiaries, The Hartford retained a 9.7 percent ownership interest in HHLP ("Talcott Resolution Sale Transaction").
In conjunction with the sale, the Company entered into a transition services agreement with The Hartford to provide general ledger, cash management, investment accounting and information technology infrastructure services for a period of up to two years. These transition services are not considered a material change in internal controls as the controls are substantially similar to those that existed prior to the Talcott Resolution Sale Transaction. The Company monitors and maintains oversight of the control environment provided by The Hartford covering these services and considers these controls in the evaluation of our internal control environment.
HHLP’s May 31, 2018 acquisition of TLI was accounted for by HHLP using business combination accounting. Under this method, the purchase price paid by the investor group was assigned to the identifiable assets acquired and liabilities assumed as of the acquisition date based on their fair value. The Company elected to apply pushdown accounting by applying the guidance permitted under Accounting Standards Codification ("ASC") Topic 805 Business Combinations. By the application of pushdown accounting, the Company’s assets, liabilities and equity were accordingly adjusted to fair value on May 31, 2018 which generated both intangible assets and Value of Business Acquired ("VOBA"). Determining the fair value of certain assets acquired and liabilities assumed is judgmental in nature and often involves the use of significant estimates and assumptions. While we do not anticipate material changes to the initial valuation of assets and liabilities in purchase and pushdown accounting, new information related to acquisition date valuations may give rise to a measurement period adjustment. The measurement period is not to exceed one year from the acquisition date and as of December 31, 2018 no changes have been made to the initial valuation of assets and liabilities determined as part of the purchase and pushdown accounting. Due to the application of pushdown accounting, TL’s financial statements and footnote disclosures are presented in two distinct periods to indicate the application of two different bases of accounting. The periods prior to June 1, 2018 are identified herein as “Predecessor,” while the periods subsequent to HHLP’s acquisition of TLI is identified as “Successor.” As a result of the change in the basis of accounting from historical GAAP to reflect HHLP’s purchase cost, the financial statements for the Predecessor period are not comparable to the Successor periods.
On June 1, 2018, TL executed reinsurance agreements to reinsure certain fixed immediate and deferred annuity contracts, variable payout separate account annuity contracts, standard mortality structured settlements, and period certain structured settlement annuity contracts ("Commonwealth Annuity Reinsurance Agreement") to Commonwealth Annuity and Life Insurance Company ("Commonwealth"), a subsidiary of Global Atlantic which is a member of the acquiring investment group. TL reinsured an 85% quota share, except 75% for standard mortality structured settlements, in exchange for a $357 ceding commission that was fixed based on reinsuring approximately $9.3 billion of reserves as of December 31, 2016, plus annuitizations through closing and annuitizations from market value adjusted annuities post-close. The reinsurance agreement was executed after the Talcott Acquisition Date and as such, the accounting for the agreement was recorded after the TL balance sheet was adjusted to fair value in purchase and pushdown accounting. A deferred gain of approximately $1 billion was recorded in Other liabilities on the Consolidated Balance Sheet related to this reinsurance agreement and will be amortized over the life of the underlying policies reinsured.
Consolidation
The Consolidated Financial Statements include the accounts of TL and entities the Company directly or indirectly has a controlling financial interest in which the Company is required to consolidate. Entities in which TL has significant influence over the operating and financing decisions but is not required to consolidate are reported using the equity method. All intercompany transactions and balances between TL and its subsidiaries have been eliminated.

7

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
1. Basis of Presentation and Significant Accounting Policies (continued)

Use of Estimates
The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
The most significant estimates include those used in determining estimated gross profits used in the valuation and amortization of assets (including VOBA) and liabilities associated with variable annuity and other universal life-type contracts; evaluation of other-than-temporary impairments on available-for-sale securities and valuation allowances on investments; living benefits required to be fair valued; valuation of investments and derivative instruments; valuation allowance on deferred tax assets; amortization of the deferred gain on reinsurance; and contingencies relating to corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the Consolidated Financial Statements.
Reclassifications
Certain reclassifications have been made to prior year financial information to conform to the current year presentation.
Pushdown Accounting (Successor Company)
The table below shows the main balance sheet line items impacted in pushdown accounting as of the date of the acquisition.

Cash and invested assets	$27,038
VOBA	805
Deferred Income Taxes	998
Intangible Assets	55
Reinsurance recoverable and other assets	22,615
Separate account assets	110,773
Total assets	162,284

Reserves for future policy benefits	18,057
Other policyholder funds and benefits payable	29,560
Other liabilities	2,127
Separate account liabilities	110,773
Total liabilities	160,517

Equity	1,767
Total liabilities and stockholder's equity	$162,284
Intangible Assets
Intangible assets with definite lives are amortized over the estimated useful life of the asset. Amortizable intangible assets primarily consist of internally developed software amortized over a period not to exceed five years. Intangible assets with indefinite lives, primarily insurance licenses, are not amortized but are reviewed annually in the Company's impairment analysis. They will be tested for impairment more frequently if events or circumstances indicate the fair value of the indefinitely lived intangibles is less than the carrying value.
Investments
In pushdown accounting, the acquired investments are recorded at fair value through adjustments to additional paid in capital at the acquisition date.
Value of Business Acquired/DAC/Additional Reserves
In conjunction with the acquisition of TLI, a portion of the purchase price was allocated to the right to receive future gross profits from cash flows and earnings of the Company's insurance and investment contracts as of the date of the transaction. This intangible asset is called VOBA and is based on the actuarially estimated present value of future cash flows from the Company's insurance and investment contracts in-force as of the date of the transaction. The estimated fair value calculation of VOBA is based on certain assumptions,

8

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
1. Basis of Presentation and Significant Accounting Policies (continued)

including mortality, persistency, expenses, interest rates, and other factors that the Company expects to experience in future years. Actual experience on the acquired contracts may vary from these projections and the recovery of VOBA is dependent upon the future profitability of the related business. The Company amortizes VOBA over estimated gross profits and it is reviewed for recoverability quarterly. Consistent with the acquisition being recorded at fair value, deferred acquisition costs which do not represent future cash flows are eliminated in pushdown accounting. The fair value of certain acquired obligations of the Company exceeded the book value of assumed in-force policy liabilities resulting in additional reserve liabilities. In pushdown accounting these liabilities were increased to fair value, which is presented separately from VOBA as additional insurance liability in Reserves for future policy benefits and Other policyholder funds and benefits payable. The additional liability is amortized to income over the policy or other relevant time period.
Adoption of New Accounting Standards
Reclassification of Effect of Tax Rate Change from AOCI to Retained Earnings
In February 2018, the FASB issued new accounting guidance for the effect on deferred tax assets and liabilities related to items recorded in accumulated other comprehensive income ("AOCI") resulting from legislated tax reform enacted on December 22, 2017. The tax reform reduced the federal tax rate applied to the Company’s deferred tax balances from 35% to 21% on enactment. Under U.S. GAAP the Company recorded the total effect of the change in enacted tax rates on deferred tax balances as a charge to income tax expense within net income, including the change in deferred tax balances related to components of AOCI. The new accounting guidance permitted the Company to reclassify the “stranded” tax effects out of AOCI and into retained earnings that resulted from recording the tax effects of unrealized investment gains at a 35% tax rate because the 14 point reduction in tax rate was recognized in net income instead of other comprehensive income. On January 1, 2018, the Company (Predecessor Company) adopted the new guidance and recorded a reclassification of $193 which increased AOCI and reduced retained earnings.
Financial Instruments - Recognition and Measurement
On January 1, 2018, the Company (Predecessor Company) adopted updated guidance issued by the FASB for the recognition and measurement of financial instruments through a cumulative effect adjustment to the opening balances of retained earnings and AOCI. The new guidance requires investments in equity securities to be measured at fair value with any changes in valuation reported in net income except for investments that are consolidated or are accounted for under the equity method of accounting. The new guidance also requires a deferred tax asset resulting from net unrealized losses on available-for-sale fixed maturities that are recognized in AOCI to be evaluated for recoverability in combination with the Company’s other deferred tax assets. Under prior guidance, the Company reported equity securities, available for sale ("AFS"), at fair value with changes in fair value reported in other comprehensive income. As of January 1, 2018, the Company (Predecessor Company) reclassified from AOCI to retained earnings net unrealized gains of $11, after tax, related to equity securities having a fair value of $154. Beginning in 2018, the Company reports equity securities at fair value with changes in fair value reported in net realized capital gains and losses.
Revenue Recognition
On January 1, 2018, the Company (Predecessor Company) adopted the FASB’s updated guidance for recognizing revenue from contracts with customers, which excludes insurance contracts and financial instruments. Revenue subject to the guidance is recognized when, or as, goods or services are transferred to customers in an amount that reflects the consideration that an entity is expected to receive in exchange for those goods or services. The updated guidance is consistent with previous guidance for the Company’s transactions and did not have an effect on the Company’s financial position, cash flows or net income.
Revenue from customers for other than insurance and investment contracts was $54 for the period of June 1, 2018 to December 31, 2018 (Successor Company), $40 for the period of January 1, 2018 to May 31, 2018 (Predecessor Company) and $58 and $63 for the years ended December 31, 2017 and 2016 (Predecessor Company), respectively. The Company earns revenues from these contracts primarily for administrative and distribution services fees from offering certain fund families as investment options in its variable annuity products. Fees are primarily based on the average daily net asset values of the funds and are recorded in the period in which the services are provided and collected monthly. Fluctuations in domestic and international markets and related investment performance, volume and mix of sales and redemptions of the funds, and other changes to the composition of assets under management are all factors that ultimately have a direct effect on fee income earned.

9

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
1. Basis of Presentation and Significant Accounting Policies (continued)

Future Adoption of New Accounting Standards
Hedging Activities
The FASB issued updated guidance on hedge accounting. The updates allow hedge accounting for new types of interest rate hedges of financial instruments and simplify documentation requirements to qualify for hedge accounting. In addition, any gain or loss from hedge ineffectiveness will be reported in the same income statement line with the effective hedge results and the hedged transaction. For cash flow hedges, the ineffectiveness will be recognized in earnings only when the hedged transaction affects earnings; otherwise, the ineffectiveness gains or losses will remain in AOCI. Under current accounting, total hedge ineffectiveness is reported separately in realized gains and losses apart from the hedged transaction. The updated guidance is effective January 1, 2019 through a cumulative effect adjustment that will reclassify cumulative ineffectiveness on open cash flow hedges from retained earnings to AOCI. As a result of pushdown accounting, derivative instruments that qualified for hedge accounting were recorded at fair value through adjustments to additional paid in capital at the acquisition date. As of December 31, 2018 (Successor Company), the Company has no derivative instruments that qualify for hedge accounting, therefore there will be no impact on the Company's financial statements upon adoption.
Financial Instruments - Credit Losses
In June 2016 the FASB issued updated guidance for recognition and measurement of credit losses on certain financial instruments, including reinsurance recoverables. The new guidance is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. This guidance will replace the “incurred loss” approach with an “expected loss” model for recognizing credit losses for instruments carried at other than fair value, which will initially result in the recognition of greater allowances for losses. The allowance will be an estimate of credit losses expected over the life of financial instruments, such as mortgage loans, reinsurance recoverables and receivables. The measurement of the expected credit loss estimate will be based on historical loss data, current conditions, and reasonable and supportable forecasts. Credit losses on fixed maturities available-for-sale carried at fair value will continue to be measured like other-than-temporary impairments ("OTTI"); however, the losses will be recognized through an allowance and no longer as an adjustment to the cost basis. Recoveries of OTTI will be recognized as reversals of valuation allowances recognized through net realized capital gains and losses and no longer accreted as net investment income through an adjustment to the investment yield. The Company expects to adopt the updated guidance January 1, 2020 through a cumulative-effect adjustment to retained earnings for the change in the allowance for credit losses for financial instruments carried at other than fair value. The Company is in the process of evaluating the effect on its consolidated financial statements and the ultimate impact of the adoption will depend on the composition of the financial instruments and market conditions at the adoption date. Significant implementation matters yet to be addressed include estimating lifetime expected losses on financial instruments carried at other than fair value including reinsurance recoverables, determining the impact of valuation allowances on net investment income from fixed maturities AFS, updating our investment accounting system functionality to maintain adjustable valuation allowance on fixed maturities, AFS, and developing a detailed implementation plan.
Changes to the Disclosure Requirements for Fair Value Measurement
On August 28, 2018 the FASB issued ASU 2018-13 which removes, modifies and adds certain disclosure requirements related to fair value measurements in ASC 820, Fair Value Measurements. The amendments in this guidance are effective January 1, 2020 with early adoption permitted for any removed or modified disclosures upon issuance of the guidance. Further, entities are permitted to delay adoption of the additional disclosures until their effective date. The Company has not yet determined the timing of its adoption and is currently assessing the impact of ASU 2018-13 on its financial statements.
Targeted Improvements to the Accounting for Long Duration Contracts
The FASB issued ASU 2018-12 on August 15, 2018 which impacts the existing recognition, measurement, presentation, and disclosure requirements for certain long duration contracts issued by an insurance company. The guidance is intended to improve the timeliness of recognizing changes in the liability for future policy benefits by requiring annual or more frequent updates of insurance assumptions and modifying the rate used to discount future cash flows. Cash flows under the new guidance are required to be discounted using an upper-medium grade fixed income instrument yield. The discount rate is required to be updated at each reporting date, with the effect of discount rate changes on the liability recorded in OCI. This is a change from current GAAP which utilizes assumptions, including discount rate, "locked in" at policy issuance and until such time as significant changes in experience or assumptions may require the Company to establish premium deficiency reserves. When this occurs, premium deficiency reserves are recognized by unlocking reserve assumptions to eliminate a reserve deficiency under current GAAP.
Further, the guidance seeks to improve the accounting for certain market-based options or guarantees associated with account balance contracts and improve the effectiveness of the required disclosures. These market risk benefit features are required to be measured at fair value with changes in fair value recorded in net income with the exception of changes in the fair value attributable to a change in the instrument's credit risk, which are required to be recognized in OCI.

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TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
1. Basis of Presentation and Significant Accounting Policies (continued)

This ASU is effective January 1, 2021 with early adoption permitted. The Company is currently assessing the anticipated impacts of applying ASU 2018-12 on its financial statements. While this guidance represents a material change from existing GAAP it does not change the underlying economics of the business or its related cash flows. The Company has not yet determined the timing of its adoption.
Significant Accounting Policies
The Company’s significant accounting policies are as follows:
Segment Information
The Company has one reportable segment and is comprised of the run-off operations of annuity, institutional and private-placement life insurance businesses. The Company's determination that it has one reportable segment is based on the fact that the Company's chief operating decision maker reviews the Company's financial performance at a consolidated level.
Revenue Recognition
For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for variable annuity and other universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders’ account balances and are recognized in the period in which services are provided. For the Company’s traditional life products, premiums are recognized as revenue when due from policyholders.
Income Taxes
The Company recognizes taxes payable or refundable for the current year and deferred taxes for the tax consequences of temporary differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse. A deferred tax provision is recorded for the tax effects of differences between the Company's current taxable income and its income before tax under generally accepted accounting principles in the Consolidated Statements of Operations. For deferred tax assets, the Company records a valuation allowance that is adequate to reduce the total deferred tax asset to an amount that will more likely than not be realized.
Investments
Overview
The Company’s investments in fixed maturities include bonds, structured securities, redeemable preferred stock and commercial paper. Most of these investments are classified as available-for-sale ("AFS") and are carried at fair value. The after-tax difference between fair value and cost or amortized cost is reflected in stockholders’ equity as a component of AOCI, after adjustments for the effect of deducting certain life and annuity deferred policy acquisition costs (Predecessor Company), VOBA (Successor Company), and reserve adjustments. Effective January 1, 2018, equity securities are now measured at fair value with any changes in valuation reported in net income. For further information, see Financial Instruments - Recognition and Measurement discussion above. Fixed maturities for which the Company elected the fair value option are classified as FVO, generally certain securities that contain embedded credit derivatives, and are carried at fair value with changes in value recorded in realized capital gains and losses. Policy loans are carried at outstanding balance. Mortgage loans are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances. Short-term investments are carried at amortized cost, which approximates fair value. Limited partnerships and other alternative investments are reported at their carrying value and are primarily accounted for under the equity method with the Company’s share of earnings included in net investment income. Recognition of income related to limited partnerships and other alternative investments is delayed due to the availability of the related financial information, as private equity and other funds are generally on a three-month delay and hedge funds on a one-month delay. Accordingly, income for the period of June 1, 2018 to December 31, 2018 (Successor Company), the period of January 1, 2018 to May 31, 2018 (Predecessor Company) and for the years ended December 31, 2017, and 2016 (Predecessor Company) may not include the full impact of current year changes in valuation of the underlying assets and liabilities of the funds, which are generally obtained from the limited partnerships and other alternative investments’ general partners. Other investments primarily consist of derivative instruments which are carried at fair value.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
1. Basis of Presentation and Significant Accounting Policies (continued)

Net Realized Capital Gains and Losses
Net realized capital gains and losses from investment sales are reported as a component of revenues and are determined on a specific identification basis. Net realized capital gains and losses also result from fair value changes in fixed maturities, FVO, equity securities, and derivatives contracts (both free-standing and embedded) that do not qualify, or are not designated, as a hedge for accounting purposes, as well as ineffectiveness on derivatives that qualify for hedge accounting treatment, and the change in value of certain fair-value hedging instruments and their associated hedged item. Impairments and mortgage loan valuation allowances are recognized as net realized capital losses in accordance with the Company’s impairment and mortgage loan valuation allowance policies as discussed in Note 3 - Investments of Notes to Consolidated Financial Statements. Foreign currency transaction remeasurements are also included in net realized capital gains and losses.
Net Investment Income
Interest income from fixed maturities and mortgage loans is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future prepayments using the retrospective method; however, if these investments are impaired and for certain other asset-backed securities, any yield adjustments are made using the prospective method. Prepayment fees and make-whole payments on fixed maturities and mortgage loans are recorded in net investment income when earned. For equity securities, dividends are recognized as investment income on the ex-dividend date. Limited partnerships and other alternative investments primarily use the equity method of accounting to recognize the Company’s share of earnings; however, for a portion of those investments, the Company used investment fund accounting applied to a wholly-owned fund of funds which was liquidated during 2016. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security’s yield, if necessary. The Company’s non-income producing investments were not material for the period of June 1, 2018 to December 31, 2018 (Successor Company), the period of January 1, 2018 to May 31, 2018 (Predecessor Company) and for the years ended December 31, 2017 and 2016 (Predecessor Company).
Derivative Instruments
Overview
The Company utilizes a variety of over-the-counter ("OTC"), transactions cleared through central clearing houses ("OTC-cleared") and exchange traded derivative instruments as part of its overall risk management strategy as well as to enter into replication transactions. The types of instruments may include swaps, caps, floors, forwards, futures and options to achieve one of four Company-approved objectives:

•	to hedge risk arising from interest rate, equity market, commodity market, credit spread and issuer default, price or currency exchange rate risk or volatility;

•	to manage liquidity;

•	to control transaction costs;

•	to enter into synthetic replication transactions.
Interest rate and credit default swaps involve the periodic exchange of cash flows with other parties, at specified intervals, calculated using agreed upon rates or other financial variables and notional principal amounts. Generally, little to no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.
Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike interest rate or falls below the floor strike interest rate, applied to a notional principal amount. A premium payment determined at inception is made by the purchaser of the contract and no principal payments are exchanged.
Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.
Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures’ contract values are settled daily in cash.

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TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
1. Basis of Presentation and Significant Accounting Policies (continued)

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date. The contracts may reference commodities, which grant the purchaser the right to either purchase from or sell to the issuer commodities at a specified price, within a specified period or on a stated date. Option contracts are typically settled in cash.
Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.
The Company’s derivative transactions conducted in insurance company subsidiaries are used in strategies permitted under the derivative use plans required by the State of Connecticut and the State of New York insurance departments.
Accounting and Financial Statement Presentation of Derivative Instruments and Hedging Activities
Derivative instruments are recognized on the Consolidated Balance Sheets at fair value and are reported in Other Investments and Other Liabilities. For balance sheet presentation purposes, the Company has elected to offset the fair value amounts, income accruals, and related cash collateral receivables and payables of OTC derivative instruments executed in a legal entity and with the same counterparty or under a master netting agreement, which provides the Company with the legal right of offset.
The Company clears certain interest rate swap and credit default swap derivative transactions through central clearing houses. OTC-cleared derivatives require initial collateral at the inception of the trade in the form of cash or highly liquid securities, such as U.S. Treasuries and government agency investments. Central clearing houses also require additional cash as variation margin based on daily market value movements. For information on collateral, see the derivative collateral arrangements section in Note 4 - Derivative Instruments of Notes to Consolidated Financial Statements. In addition, OTC-cleared transactions include price alignment amounts either received or paid on the variation margin, which are reflected in realized capital gains and losses or, if characterized as interest, in net investment income.
On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair value" hedge), (2) a hedge of the variability in cash flows of a forecasted transaction or of amounts to be received or paid related to a recognized asset or liability ("cash flow" hedge), (3) a hedge of a net investment in a foreign operation ("net investment" hedge) or (4) held for other investment and/or risk management purposes, which primarily involve managing asset or liability related risks and do not qualify for hedge accounting.
Fair Value Hedges - Changes in the fair value of a derivative that is designated and qualifies as a fair value hedge, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings as net realized capital gains and losses with any differences between the net change in fair value of the derivative and the hedged item representing the hedge ineffectiveness. Periodic cash flows and accruals of income/expense ("periodic derivative net coupon settlements") are recorded in the line item of the Consolidated Statements of Operations in which the cash flows of the hedged item are recorded.
Cash Flow Hedges - Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge, including foreign-currency cash flow hedges, are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the Consolidated Statements of Operations in which the cash flows of the hedged item are recorded. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the Consolidated Statements of Operations in which the cash flows of the hedged item are recorded. Cash flows from cash flow hedges are presented in the same category as the cash flows from the items being hedged in the Consolidated Statement of Cash Flows.
Other Investment and/or Risk Management Activities - The Company’s other investment and/or risk management activities primarily relate to strategies used to reduce economic risk or replicate permitted investments and do not receive hedge accounting treatment. Changes in the fair value, including periodic derivative net coupon settlements, of derivative instruments held for other investment and/or risk management purposes are reported in current period earnings as net realized capital gains and losses.

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TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
1. Basis of Presentation and Significant Accounting Policies (continued)

Hedge Documentation and Effectiveness Testing
To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in fair value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as fair value, cash flow, or net investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions and defining the effectiveness and ineffectiveness testing methods to be used. The Company also formally assesses both at the hedge’s inception and ongoing on a quarterly basis, whether the derivatives that are used in hedging transactions have been and are expected to continue to be highly effective in offsetting changes in fair values, cash flows or net investment in foreign operations of hedged items. Hedge effectiveness is assessed primarily using quantitative methods as well as using qualitative methods. Quantitative methods include regression or other statistical analysis of changes in fair value or cash flows associated with the hedge relationship. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Hedge ineffectiveness of the hedge relationships are measured each reporting period using the "Change in Variable Cash Flows Method", the "Change in Fair Value Method", the "Hypothetical Derivative Method", or the "Dollar Offset Method".
Discontinuance of Hedge Accounting
The Company discontinues hedge accounting prospectively when (1) it is determined that the qualifying criteria are no longer met; (2) the derivative is no longer designated as a hedging instrument; or (3) the derivative expires or is sold, terminated or exercised.
When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings. Changes in the fair value of the hedged item attributable to the hedged risk is no longer adjusted through current period earnings and the existing basis adjustment is amortized to earnings over the remaining life of the hedged item through the applicable earnings component associated with the hedged item.
When cash flow hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.
In other situations in which hedge accounting is discontinued, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are reclassified into earnings when earnings are impacted by the hedged item.
Embedded Derivatives
The Company purchases investments and has previously issued financial products that contain embedded derivative instruments. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the Consolidated Balance Sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.
Credit Risk
Credit risk is defined as the risk of financial loss due to uncertainty of an obligor’s or counterparty’s ability or willingness to meet its obligations in accordance with agreed upon terms. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. The Company generally requires that OTC derivative contracts, other than certain forward contracts, be governed by International Swaps and Derivatives Association ("ISDA") agreements which are structured by legal entity and by counterparty, and permit right of offset. Some agreements require daily collateral settlement based upon agreed upon thresholds. For purposes of daily derivative collateral maintenance, credit exposures are generally quantified based on the prior business day’s market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of the derivatives exceed the contractual thresholds. For the Company’s domestic derivative programs, the maximum uncollateralized threshold for a derivative counterparty for a single legal entity is $10. The Company also minimizes the credit risk of derivative instruments by entering into transactions with high quality counterparties primarily rated A or better, which are monitored and evaluated by the Company’s risk management team and reviewed by senior management. OTC-cleared derivatives are governed by clearing house rules. Transactions cleared through a central clearing house reduce risk due to their ability to require daily variation margin and act as an independent valuation source. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations.
Cash
Cash represents cash on hand and demand deposits with banks or other financial institutions.

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TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
1. Basis of Presentation and Significant Accounting Policies (continued)

Reinsurance
The Company cedes insurance to unaffiliated insurers in order to limit its maximum losses and to diversify its exposures and provide statutory surplus relief. Such arrangements do not relieve the Company of its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company also assumes reinsurance from other insurers.
Reinsurance accounting is followed for ceded and assumed transactions that provide indemnification against loss or liability relating to insurance risk (i.e., risk transfer). To meet risk transfer requirements, a reinsurance agreement must include insurance risk, consisting of underwriting, investment, and timing risk, and a reasonable possibility of a significant loss to the reinsurer. If the ceded and assumed transactions do not meet risk transfer requirements, the Company accounts for these transactions as financing transactions.
Premiums, benefits, losses and loss adjustment expenses reflect the net effects of ceded and assumed reinsurance transactions. Included in other assets are prepaid reinsurance premiums, which represent the portion of premiums ceded to reinsurers applicable to the unexpired terms of the reinsurance agreements. Included in reinsurance recoverables are balances due from reinsurance companies for paid and unpaid losses and loss adjustment expenses and are presented net of any necessary allowance for uncollectible reinsurance.
The Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements, and variations thereof. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.
The Company evaluates the financial condition of its reinsurers and concentrations of credit risk. Reinsurance is placed with reinsurers that meet strict financial criteria established by the Company.
Deferred Policy Acquisition Costs (Predecessor Company)/Value of Business Acquired (Successor Company)
Deferred policy acquisition costs ("DAC") represent costs that are directly related to the acquisition of new and renewal insurance contracts and incremental direct costs of contract acquisition that are incurred in transactions with either independent third parties or employees. Such costs primarily include commissions, premium taxes, costs of policy issuance and underwriting, and certain other expenses that are directly related to successfully issued contracts. As a result of the acquisition of TLI being recorded at fair value, DAC which does not represent future cash flows, was eliminated in pushdown accounting.
Value of business acquired ("VOBA") represents the estimated value assigned to the right to receive future gross profits from cash flows and earnings of acquired insurance and investment contracts as of the date of the transaction. It is based on the actuarially estimated present value of future cash flows from the acquired insurance and investment contracts in-force as of the date of the transaction. The estimated fair value calculation of VOBA is based on certain assumptions, including mortality, persistency, expenses, interest rates, and other factors that the Company expects to experience in future years. Actual experience on the acquired contracts may vary from these projections and the recovery of VOBA is dependent upon the future profitability of the related business. The Company amortizes VOBA over estimated gross profits and it is reviewed for recoverability quarterly.
For universal life-type contracts (including variable annuities), the VOBA asset is amortized over the estimated life of the contracts acquired in proportion to the present value of estimated gross profits ("EGPs"). The Company also uses the present value EGPs to determine reserves for universal life type contracts (including variable annuities) with death or other insurance benefits such as guaranteed minimum death, life-contingent guaranteed minimum withdrawal and universal life insurance secondary guarantee benefits. These benefits are accounted for and collectively referred to as death and other insurance benefit reserves and are held in addition to the account value liability representing policyholder funds.
For most life insurance product contracts, including variable annuities, the Company estimates gross profits over 20 years as EGPs emerging subsequent to that time frame are immaterial. Future gross profits are projected over the estimated lives of the underlying contracts, based on future account value projections for variable annuity products. The projection of future account values requires the use of certain assumptions including: separate account returns; separate account fund mix; fees assessed against the contract holder’s account balance; full and partial surrender rates; interest credited; mortality; and annuitization rates. Changes in these assumptions and changes to other assumptions such as expenses and hedging costs cause EGPs to fluctuate, which impacts earnings.
The Company determines EGPs using a set of stochastic reversion to mean ("RTM") separate account return projections which is an estimation technique commonly used by insurance entities to project future separate account returns. Through this estimation technique, the Company’s VOBA model is adjusted to reflect actual market returns at the end of each quarter. Through a consideration of recent market returns, the Company will unlock ("Unlock"), or adjust, projected returns over a future period so that the account value returns to the long-term expected rate of return, providing that those projected returns do not exceed certain caps. This Unlock for future separate account returns is determined each quarter.

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TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
1. Basis of Presentation and Significant Accounting Policies (continued)

In the fourth quarter of 2018, the Company completed a comprehensive policyholder behavior assumption study which resulted in a non-market related after-tax charge and incorporated the results of that study into its projection of future gross profits. Additionally, throughout the year, the Company evaluates various aspects of policyholder behavior and will revise its policyholder assumptions if credible emerging data indicates that changes are warranted. Upon completion of an annual assumption study or evaluation of credible new information, the Company will revise its assumptions to reflect its current best estimate. These assumption revisions will change the projected account values and the related EGPs in the VOBA models, as well as EGPs used in the death and other insurance benefit reserving models.
All assumption changes that affect the estimate of future EGPs including the update of current account values, the use of the RTM estimation technique, and policyholder behavior assumptions are considered an Unlock in the period of revision. An Unlock adjusts the DAC (predecessor), VOBA (successor), death and other insurance benefit reserve balances in the Consolidated Balance Sheets with an offsetting benefit or charge in the Consolidated Statements of Operations in the period of the revision. An Unlock revises EGPs to reflect the Company's current best estimate assumptions. The Company also tests the aggregate recoverability of DAC (predecessor) and VOBA (successor) by comparing the existing balance to the present value of future EGPs. An Unlock that results in an after-tax benefit generally occurs as a result of actual experience or future expectations of product profitability being favorable compared to previous estimates. An Unlock that results in an after-tax charge generally occurs as a result of actual experience or future expectations of product profitability being unfavorable compared to previous estimates.
Policyholders or their beneficiaries may make modifications to existing contracts. If the new modification results in a substantially changed replacement contract, the existing VOBA is written off through income. If the modified contract is not substantially changed, the existing VOBA continues to be amortized and incremental costs are expensed in the period incurred.
Reserve for Future Policy Benefits
Reserve for Future Policy Benefits on Universal Life-type Contracts
Certain contracts classified as universal life-type include death and other insurance benefit features including guaranteed minimum death benefit ("GMDB") and the life-contingent portion of guaranteed minimum withdrawal benefit ("GMWB") riders offered with variable annuity contracts, as well as secondary guarantee benefits offered with universal life insurance contracts. Universal life insurance secondary guarantee benefits ensure that the policy will not terminate, and will continue to provide a death benefit, even if there is insufficient policy value to cover the monthly deductions and charges. GMDB riders on variable annuities provide a death benefit during the accumulation phase that is generally equal to the greater of (a) the contract value at death or (b) premium payments less any prior withdrawals and may include adjustments that increase the benefit, such as for maximum anniversary value ("MAV"). For the Company's products with life-contingent GMWB riders, the withdrawal benefit can exceed the guaranteed remaining balance ("GRB"), which is generally equal to premiums less withdrawals. In addition to recording an account value liability that represents policyholder funds, the Company records a death and other insurance benefit liability for GMDBs, the life-contingent portion of GMWBs and the universal life insurance secondary guarantees. This death and other insurance benefit liability is reported in reserve for future policy benefits in the Company’s Consolidated Balance Sheets. Changes in the death and other insurance benefit reserves are recorded in benefits, losses and loss adjustment expenses in the Company’s Consolidated Statements of Operations.
The death and other insurance benefit liability is determined by estimating the expected present value of the benefits in excess of the policyholder’s expected account value in proportion to the present value of total expected assessments and investment margin. Total expected assessments are the aggregate of all contract charges, including those for administration, mortality, expense, and surrender. The liability is accrued as actual assessments are earned. The expected present value of benefits and assessments are generally derived from a set of stochastic scenarios that have been calibrated to our RTM separate account returns and assumptions including market rates of return, volatility, discount rates, lapse rates and mortality experience. Consistent with the Company’s policy on the Unlock, the Company regularly evaluates estimates used and adjusts the liability, with a related charge or credit to benefits, losses and loss adjustment expenses. For further information on the Unlock, see the Deferred Policy Acquisition Costs (Predecessor Company)/Value of Business Acquired (Successor Company) accounting policy section within this footnote.
The Company reinsures a portion of its in-force GMDB, GMWB, and all of its universal life insurance secondary guarantees. Net reinsurance costs are recognized ratably over the accumulation period based on total expected assessments.

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TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
1. Basis of Presentation and Significant Accounting Policies (continued)

Reserve for Future Policy Benefits on Traditional Annuity and Other Contracts
Traditional annuities recorded within the reserve for future policy benefits primarily include life-contingent contracts in the payout phase such as structured settlements and terminal funding agreements. Other contracts within the reserve for policyholder benefits include whole life and guaranteed term life insurance contracts. The reserve for future policy benefits is calculated using standard actuarial methods considering the present value of future benefits and related expenses to be paid less the present value of the portion of future premiums required using assumptions “locked in” at the time the policies were issued, including discount rate, withdrawal, mortality and expense assumptions deemed appropriate at the issue date. Future policy benefits are computed at amounts that, with additions from any estimated premiums to be received and with interest on such reserves compounded annually at assumed rates, are expected to be sufficient to meet the Company’s policy obligations at their maturities or in the event of an insured’s death. While assumptions are locked in upon issuance of new contracts and annuitizations of existing contracts, significant changes in experience or assumptions may require the Company to establish premium deficiency reserves. Premium deficiency reserves, if any, are established based on current assumptions without considering a provision for adverse deviation. Changes in or deviations from the assumptions used can significantly affect the Company’s reserve levels and results from operations.
The Company uses reinsurance for a portion of its fixed and payout annuity businesses.
Other Policyholder Funds and Benefits Payable
Other policyholder funds and benefits payable primarily include the non-variable account values associated with variable annuity and other universal life-type contracts, investment contracts, the non-life contingent portion of GMWBs that are accounted for as embedded derivatives at fair value as well as other policyholder account balances associated with our life insurance businesses. Investment contracts are non-life contingent and include institutional and governmental deposits, structured settlements and fixed annuities. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals, payments and assessments through the financial statement date. For discussion of fair value of GMWBs that represent embedded derivatives, see Note 2 - Fair Value Measurements of Notes to Consolidated Financial Statements.
Separate Account Liabilities
The Company records the variable account value portion of variable annuities, variable life insurance products and institutional and governmental investment contracts within separate accounts. Separate account assets are reported at fair value and separate account liabilities are reported at amounts consistent with separate account assets. Investment income and gains and losses from those separate account assets accrue directly to the policyholder, who assumes the related investment risk, and are offset by change in the related liability. Changes in the value of separate account assets and separate account liabilities are reported in the same line item in the Consolidated Statements of Operations. The Company earns fee income for investment management, certain administrative services and mortality and expense risks.

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TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements

The Company carries certain financial assets and liabilities at estimated fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market in an orderly transaction between market participants. Our fair value framework includes a hierarchy that gives the highest priority to the use of quoted prices in active markets, followed by the use of market observable inputs, followed by the use of unobservable inputs. The fair value hierarchy levels are as follows:

Level 1	Fair values based primarily on unadjusted quoted prices for identical assets, or liabilities, in active markets that the Company has the ability to access at the measurement date.

Level 2	Fair values primarily based on observable inputs, other than quoted prices included in Level 1, or based on prices for similar assets and liabilities.

Level 3
Fair values derived when one or more of the significant inputs are unobservable (including assumptions about risk). With little or no observable market, the determination of fair values uses considerable judgment and represents the Company’s best estimate of an amount that could be realized in a market exchange for the asset or liability. Also included are securities that are traded within illiquid markets and/or priced by independent brokers.

The Company will classify the financial asset or liability by level based upon the lowest level input that is significant to the determination of the fair value. In most cases, both observable inputs (e.g., changes in interest rates) and unobservable inputs (e.g., changes in risk assumptions) are used to determine fair values that the Company has classified within Level 3.

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TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Successor Company
Assets and (Liabilities) Carried at Fair Value by Hierarchy Level as of December 31, 2018
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets accounted for at fair value on a recurring basis
Fixed maturities, AFS
Asset backed securities ("ABS")	$516	$—	$514	$2
Collateralized loan obligations ("CLOs")	963	—	886	77
Commercial mortgage-backed securities ("CMBS")	1,407	—	1,366	41
Corporate	7,678	—	7,351	327
Foreign government/government agencies	377	—	377	—
Bonds of municipalities and political subdivisions ("municipal bonds")	734	—	734	—
Residential mortgage-backed securities ("RMBS")	1,033	—	590	443
U.S. Treasuries	1,131	322	809	—
Total fixed maturities	13,839	322	12,627	890
Fixed maturities, FVO	12	—	12	—
Equity securities, at fair value	116	54	16	46
Derivative assets
Interest rate derivatives	36	—	36	—
Guaranteed minimum withdrawal benefit ("GMWB") hedging instruments	44	—	8	36
Macro hedge program	132	—	—	132
Total derivative assets [2]	212	—	44	168
Short-term investments	844	464	380	—
Reinsurance recoverable for GMWB	40	—	—	40
Modified coinsurance reinsurance contracts	12	—	12	—
Separate account assets [3]	94,724	59,361	35,323	40
Total assets accounted for at fair value on a recurring basis	$109,799	$60,201	$48,414	$1,184
Liabilities accounted for at fair value on a recurring basis
Other policyholder funds and benefits payable
GMWB embedded derivative	$(80)	$—	$—	$(80)
Total other policyholder funds and benefits payable	(80)	—	—	(80)
Derivative liabilities
Credit derivatives	2	—	2	—
Foreign exchange derivatives	(91)	—	(91)	—
Interest rate derivatives	(137)	—	(110)	(27)
GMWB hedging instruments	27	—	18	9
Macro hedge program	115	—	—	115
Total derivative liabilities [4]	(84)	—	(181)	97
Total liabilities accounted for at fair value on a recurring basis	$(164)	$—	$(181)	$17

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TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Predecessor Company
Assets and (Liabilities) Carried at Fair Value by Hierarchy Level as of December 31, 2017
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets accounted for at fair value on a recurring basis
Fixed maturities, AFS
Asset backed securities ("ABS")	$819	$—	$806	$13
Collateralized loan obligations ("CLOs")	888	—	815	73
Commercial mortgage-backed securities ("CMBS")	2,084	—	2,058	26
Corporate	14,038	—	13,595	443
Foreign government/government agencies	407	—	406	1
Bonds of municipalities and political subdivisions ("municipal bonds")	1,266	—	1,228	38
Residential mortgage-backed securities ("RMBS")	1,427	—	735	692
U.S. Treasuries	1,870	284	1,586	—
Total fixed maturities	22,799	284	21,229	1,286
Fixed maturities, FVO	32	—	32	—
Equity securities, trading [1]	12	12	—	—
Equity securities, AFS	154	61	47	46
Derivative assets
Credit derivatives	1	—	1	—
Foreign exchange derivatives	(1)	—	(1)	—
Interest rate derivatives	47	—	47	—
GMWB hedging instruments	69	—	35	34
Macro hedge program	19	—	—	19
Total derivative assets [2]	135	—	82	53
Short-term investments	1,094	807	287	—
Reinsurance recoverable for GMWB	36	—	—	36
Modified coinsurance reinsurance contracts	55	—	55	—
Separate account assets [3]	113,302	73,538	38,677	185
Total assets accounted for at fair value on a recurring basis	$137,619	$74,702	$60,409	$1,606
Liabilities accounted for at fair value on a recurring basis
Other policyholder funds and benefits payable
GMWB embedded derivative	$(75)	$—	$—	$(75)
Total other policyholder funds and benefits payable	(75)	—	—	(75)
Derivative liabilities
Foreign exchange derivatives	(187)	—	(187)	—
Interest rate derivatives	(403)	—	(374)	(29)
GMWB hedging instruments	(2)	—	(2)	—
Macro hedge program	4	—	—	4
Total derivative liabilities [4]	(588)	—	(563)	(25)
Total liabilities accounted for at fair value on a recurring basis	$(663)	$—	$(563)	$(100)

[1]	Included in other investments on the Consolidated Balance Sheets.

[2]
Includes derivative instruments in a net positive fair value position after consideration of the accrued interest and impact of collateral posting requirements which may be imposed by agreements and applicable law. See footnote 4 to this table for derivative liabilities.

[3]
Approximately $3.6 billion and $2.5 billion of investment sales receivable, as of December 31, 2018 (Successor Company) and December 31, 2017 (Predecessor Company), respectively, are excluded from this disclosure requirement because they are trade receivables in the ordinary course of business where the carrying amount approximates fair value. Included in the total fair value amount are $468 and $902 of investments, as of December 31, 2018 (Successor Company) and December 31, 2017 (Predecessor Company), respectively, for which the fair value is estimated using the net asset value per unit as a practical expedient which are excluded from the disclosure requirement to classify amounts in the fair value hierarchy.

[4]
Includes derivative instruments in a net negative fair value position (derivative liability) after consideration of the accrued interest and impact of collateral posting requirements which may be imposed by agreements and applicable law.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Fixed Maturities, Equity Securities, Short-term Investments and Free-standing Derivatives
Valuation Techniques
The Company generally determines fair values using valuation techniques that use prices, rates, and other relevant information evident from market transactions involving identical or similar instruments. Valuation techniques also include, where appropriate, estimates of future cash flows that are converted into a single discounted amount using current market expectations. The Company uses a "waterfall" approach comprised of the following pricing sources and techniques, which are listed in priority order:

•	Quoted prices, unadjusted, for identical assets or liabilities in active markets, which are classified as Level 1.

•
Prices from third-party pricing services, which primarily utilize a combination of techniques. These services utilize recently reported trades of identical, similar, or benchmark securities making adjustments for market observable inputs available through the reporting date. If there are no recently reported trades, they may use a discounted cash flow technique to develop a price using expected cash flows based upon the anticipated future performance of the underlying collateral discounted at an estimated market rate. Both techniques develop prices that consider the time value of future cash flows and provide a margin for risk, including liquidity and credit risk. Most prices provided by third-party pricing services are classified as Level 2 because the inputs used in pricing the securities are observable. However, some securities that are less liquid or trade less actively are classified as Level 3. Additionally, certain long-dated securities, such as municipal securities and bank loans, include benchmark interest rate or credit spread assumptions that are not observable in the marketplace and are thus classified as Level 3.

•
Internal matrix pricing, which is a valuation process internally developed for private placement securities for which the Company is unable to obtain a price from a third-party pricing service. Internal pricing matrices determine credit spreads that, when combined with risk-free rates, are applied to contractual cash flows to develop a price. The Company develops credit spreads using market based data for public securities adjusted for credit spread differentials between public and private securities, which are obtained from a survey of multiple private placement brokers. The market-based reference credit spread considers the issuer’s financial strength and term to maturity, using an independent public security index and trade information, while the credit spread differential considers the non-public nature of the security. Securities priced using internal matrix pricing are classified as Level 2 because the inputs are observable or can be corroborated with observable data.

•
Independent broker quotes, which are typically non-binding and use inputs that can be difficult to corroborate with observable market based data. Brokers may use present value techniques using assumptions specific to the security types, or they may use recent transactions of similar securities. Due to the lack of transparency in the process that brokers use to develop prices, valuations that are based on independent broker quotes are classified as Level 3.

The fair value of free-standing derivative instruments are determined primarily using a discounted cash flow model or option model technique and incorporate counterparty credit risk. In some cases, quoted market prices for exchange-traded and OTC-cleared derivatives may be used and in other cases independent broker quotes may be used. The pricing valuation models primarily use inputs that are observable in the market or can be corroborated by observable market data. The valuation of certain derivatives may include significant inputs that are unobservable, such as volatility levels, and reflect the Company’s view of what other market participants would use when pricing such instruments. Unobservable market data is used in the valuation of customized derivatives that are used to hedge certain GMWB variable annuity riders. See the section “GMWB Embedded, Customized, and Reinsurance Derivatives” below for further discussion of the valuation model used to value these customized derivatives.
Valuation Controls
The fair value process for investments is monitored by the Valuation Committee of the Company's investment manager, which is a cross-functional group of senior management at the Company's investment manager that meets at least quarterly. The purpose of the committee is to oversee the pricing policy and procedures, as well as to approve changes to valuation methodologies and pricing sources. Controls and procedures used to assess third-party pricing services are reviewed by the Valuation Committee, including the results of annual due-diligence reviews.
There are also two working groups under the Valuation Committee of the Company's investment manager: a Securities Fair Value Working Group (“Securities Working Group”) and a Derivatives Fair Value Working Group ("Derivatives Working Group"). The working groups, which include various investment, operations, accounting and risk management professionals, meet monthly to review market data trends, pricing and trading statistics and results, and any proposed pricing methodology changes.

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TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

The Securities Working Group reviews prices received from third parties to ensure that the prices represent a reasonable estimate of the fair value. The group considers trading volume, new issuance activity, market trends, new regulatory rulings and other factors to determine whether the market activity is significantly different than normal activity in an active market. A dedicated pricing unit follows up with trading and investment sector professionals and challenges prices of third-party pricing services when the estimated assumptions used differ from what the unit believes a market participant would use. If the available evidence indicates that pricing from third-party pricing services or broker quotes is based upon transactions that are stale or not from trades made in an orderly market, the Company places little, if any, weight on the third party service’s transaction price and will estimate fair value using an internal process, such as a pricing matrix.
The Derivatives Working Group reviews the inputs, assumptions and methodologies used to ensure that the prices represent a reasonable estimate of the fair value. A dedicated pricing team works directly with investment sector professionals to investigate the impacts of changes in the market environment on prices or valuations of derivatives. New models and any changes to current models are required to have detailed documentation and are validated to a second source. The model validation documentation and results of validation are presented to the Valuation Committee for approval.
The Company's investment manager conducts other monitoring controls around securities and derivatives pricing including, but not limited to, the following:

•	Review of daily price changes over specific thresholds and new trade comparison to third-party pricing services.

•	Daily comparison of OTC derivative market valuations to counterparty valuations.

•	Review of weekly price changes compared to published bond prices of a corporate bond index.

•	Monthly reviews of price changes over thresholds, stale prices, missing prices, and zero prices.

•	Monthly validation of prices to a second source for securities in most sectors and for certain derivatives.
The Company maintains oversight of its investment manager's internal controls, including valuation controls, and maintains the final decision on all valuation matters.
Valuation Inputs
Quoted prices for identical assets in active markets are considered Level 1 and consist of on-the-run U.S. Treasuries, money market funds, exchange-traded equity securities, open-ended mutual funds, short-term investments, and exchange traded futures and option contracts.

22

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Valuation Inputs Used in Level 2 and 3 Measurements for Securities and Freestanding Derivatives
Level 2 Primary Observable Inputs	Level 3 Primary Unobservable Inputs
Fixed Maturity Investments
Structured securities (includes ABS, CLOs, CMBS and RMBS)

• Benchmark yields and spreads
• Monthly payment information
• Collateral performance, which varies by vintage year and includes delinquency rates, loss severity rates and refinancing assumptions
• Credit default swap indices

Other inputs for ABS and RMBS:
• Estimate of future principal prepayments, derived based on the characteristics of the underlying structure
• Prepayment speeds previously experienced at the interest rate levels projected for the collateral

• Independent broker quotes
• Credit spreads beyond observable curve
• Interest rates beyond observable curve

Other inputs for less liquid securities or those that trade less actively, including subprime RMBS:
• Estimated cash flows
• Credit spreads, which include illiquidity premium
• Constant prepayment rates
• Constant default rates
• Loss severity

Corporates

• Benchmark yields and spreads
• Reported trades, bids, offers of the same or similar securities
• Issuer spreads and credit default swap curves

Other inputs for investment grade privately placed securities that utilize internal matrix pricing:
• Credit spreads for public securities of similar quality, maturity, and sector, adjusted for non-public nature

• Independent broker quotes
• Credit spreads beyond observable curve
• Interest rates beyond observable curve

Other inputs for below investment grade privately placed securities:
• Independent broker quotes
• Credit spreads for public securities of similar quality, maturity, and sector, adjusted for non-public nature

U.S. Treasuries, Municipals, and Foreign government/government agencies

• Benchmark yields and spreads
• Issuer credit default swap curves
• Political events in emerging market economies
• Municipal Securities Rulemaking Board reported trades and material event notices
• Issuer financial statements
• Independent broker quotes • Credit spreads beyond observable curve • Interest rates beyond observable curve
Equity Securities
• Quoted prices in markets that are not active	• For privately traded equity securities, internal discounted cash flow models utilizing earnings multiples or other cash flow assumptions that are not observable
Short Term Investments
• Benchmark yields and spreads • Reported trades, bids, offers • Issuer spreads and credit default swap curves • Material event notices and new issue money market rates	Not applicable
Derivatives
Credit derivatives
• Swap yield curve • Credit default swap curves	Not applicable
Equity derivatives
• Equity index levels • Swap yield curve	• Independent broker quotes • Equity volatility
Foreign exchange derivatives
• Swap yield curve • Currency spot and forward rates • Cross currency basis curves	Not applicable
Interest rate derivatives
• Swap yield curve	• Independent broker quotes • Interest rate volatility

23

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Significant Unobservable Inputs for Level 3 - Securities
As of December 31, 2018 (Successor Company)
Assets Accounted for at Fair Value on a Recurring Basis	Fair Value	Predominant Valuation Technique	Significant Unobservable Input	Minimum	Maximum	Weighted Average [1]	Impact of Increase in Input on Fair Value [2]
CMBS [3]	$1	Discounted cash flows	Spread (encompasses prepayment, default risk and loss severity)	9bps	1,816bps	278bps	Decrease
Corporate [4]	144	Discounted cash flows	Spread	145bps	1,145bps	400bps	Decrease
RMBS [3]	426	Discounted cash flows	Spread	31bps	346bps	92bps	Decrease
			Constant prepayment rate	—%	13%	6%	Decrease [5]
			Constant default rate	2%	8%	3%	Decrease
			Loss severity	—%	100%	58%	Decrease
As of December 31, 2017 (Predecessor Company)
CMBS [3]	$15	Discounted cash flows	Spread (encompasses prepayment, default risk and loss severity)	9bps	1,816bps	457bps	Decrease
Corporate [4]	190	Discounted cash flows	Spread	103bps	1,000bps	355bps	Decrease
Municipal	22	Discounted cash flows	Spread	192bps	250bps	228bps	Decrease
RMBS [3]	692	Discounted cash flows	Spread	24bps	463bps	77bps	Decrease
			Constant prepayment rate	—%	25%	6%	Decrease [5]
			Constant default rate	—%	7%	4%	Decrease
			Loss severity	—%	100%	65%	Decrease

[1]	The weighted average is determined based on the fair value of the securities.

[2]	Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table.

[3]	Excludes securities for which the Company based fair value on broker quotations.

[4]
Excludes securities for which the Company bases fair value on broker quotations; however, included are broker-priced lower-rated private placement securities for which the Company receives spread and yield information to corroborate the fair value.

[5]	Decrease for above market rate coupons and increase for below market rate coupons.

24

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Significant Unobservable Inputs for Level 3 - Freestanding Derivatives
As of December 31, 2018 (Successor Company)
	Fair Value	Predominant Valuation Technique	Significant Unobservable Input	Minimum	Maximum	Impact of Increase in Input on Fair Value [1]
Interest rate derivatives
Interest rate swaps	$(27)	Discounted cash flows	Swap curve beyond 30 years	3%	3%	Decrease
GMWB hedging instruments
Equity variance swaps	(26)	Option model	Equity volatility	22%	22%	Increase
Equity options	(1)	Option model	Equity volatility	30%	32%	Increase
Customized swaps	71	Discounted cash flows	Equity volatility	18%	30%	Increase
Interest rate swaption	1	Option model	Interest rate volatility	3%	3%	Increase
Macro hedge program [2]
Equity options	250	Option model	Equity volatility	17%	30%	Increase
As of December 31, 2017 (Predecessor Company)
Interest rate derivatives
Interest rate swaps	$(29)	Discounted cash flows	Swap curve beyond 30 years	2%	3%	Decrease
GMWB hedging instruments
Equity variance swaps	(26)	Option model	Equity volatility	19%	19%	Increase
Equity options	1	Option model	Equity volatility	27%	30%	Increase
Customized swaps	59	Discounted cash flows	Equity volatility	7%	30%	Increase
Macro hedge program [2]
Equity options	29	Option model	Equity volatility	18%	31%	Increase

[1]
Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.

[2]	Excludes derivatives for which the Company bases fair value on broker quotations.
While the Company does not have access to the significant unobservable inputs that independent brokers may use in their pricing process, the Company believes brokers likely use inputs similar to those used by the Company and third-party pricing services to price similar instruments. As such, in their pricing models, brokers likely use estimated loss severity rates, prepayment rates, constant default rates and credit spreads. Therefore, similar to non-broker priced securities, increases in these inputs would generally cause fair values to decrease. For the period of June 1, 2018 to December 31, 2018 (Successor Company) and the period of January 1, 2018 to May 31, 2018 (Predecessor Company), no significant adjustments were made by the Company to broker prices received.
Transfers between Levels
Transfers of securities among the levels occur at the beginning of the reporting period. The amount of transfers from Level 1 to Level 2 was $171 and $283, for the period of June 1, 2018 to December 31, 2018 (Successor Company) and the period of January 1, 2018 to May 31, 2018 (Predecessor Company), respectively, which represented previously on-the-run U.S.Treasury securities that are now off-the-run. For the period of June 1, 2018 to December 31, 2018 (Successor Company) and the period of January 1, 2018 to May 31, 2018 (Predecessor Company), there were no transfers from Level 2 to Level 1. The amount of transfers from Level 1 to Level 2 was $773, for the year ended December 31, 2017 (Predecessor Company), which represented previously on-the-run U.S.Treasury securities that are now off-the-run. For the year ended December 31, 2017 (Predecessor Company), there were no transfers from Level 2 to Level 1. See the fair value roll-forward tables for the transfers into and out of Level 3.

25

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

GMWB Embedded, Customized and Reinsurance Derivatives

GMWB Embedded Derivatives
The Company formerly offered certain variable annuity products with GMWB riders that provide the policyholder with a guaranteed remaining balance ("GRB") which is generally equal to premiums less withdrawals. If the policyholder’s account value is reduced to a specified level through a combination of market declines and withdrawals but the GRB still has value, the Company is obligated to continue to make annuity payments to the policyholder until the GRB is exhausted. When payments of the GRB are not life-contingent, the GMWB represents an embedded derivative carried at fair value reported in other policyholder funds and benefits payable in the Consolidated Balance Sheets with changes in fair value reported in net realized capital gains and losses.

Free-standing Customized Derivatives
The Company holds free-standing customized derivative contracts to provide protection from certain capital markets risks for the remaining term of specified blocks of non-reinsured GMWB riders. These customized derivatives are based on policyholder behavior assumptions specified at the inception of the derivative contracts. The Company retains the risk for differences between assumed and actual policyholder behavior and between the performance of the actively managed funds underlying the separate accounts and their respective indices. These derivatives are reported in the Consolidated Balance Sheets within other investments or other liabilities, as appropriate, after considering the impact of master netting agreements.

GMWB Reinsurance Derivative
The Company has reinsurance arrangements in place to transfer a portion of its risk of loss due to GMWB. These arrangements are recognized as derivatives carried at fair value and reported in reinsurance recoverables in the Consolidated Balance Sheets. Changes in the fair value of the reinsurance agreements are reported in net realized capital gains and losses.

Valuation Techniques
Fair values for GMWB embedded derivatives, free-standing customized derivatives and reinsurance derivatives are classified as Level 3 in the fair value hierarchy and are calculated using internally developed models that utilize significant unobservable inputs because active, observable markets do not exist for these items. In valuing the GMWB embedded derivative, the Company attributes to the derivative a portion of the expected fees to be collected over the expected life of the contract from the contract holder equal to the present value of future GMWB claims. The excess of fees collected from the contract holder in the current period over the portion of fees attributed to the embedded derivative in the current period are associated with the host variable annuity contract and reported in fee income.
Valuation Controls
Oversight of the Company's valuation policies and processes for GMWB embedded, reinsurance, and customized derivatives is performed by a multidisciplinary group comprised of finance, actuarial and risk management professionals. This multidisciplinary group reviews and approves changes and enhancements to the Company's valuation model as well as associated controls.
Valuation Inputs
The fair value for each of the non-life contingent GMWBs, the free-standing customized derivatives and the GMWB reinsurance derivative is calculated as an aggregation of the following components: Best Estimate Claim Payments; Credit Standing Adjustment; and Margins. The Company believes the aggregation of these components results in an amount that a market participant in an active liquid market would require, if such a market existed, to assume the risks associated with the guaranteed minimum benefits and the related reinsurance and customized derivatives. Each component described in the following discussion is unobservable in the marketplace and requires subjectivity by the Company in determining its value.
Best Estimate Claim Payments
The Best Estimate Claim Payments are calculated based on actuarial and capital market assumptions related to projected cash flows, including the present value of benefits and related contract charges, over the lives of the contracts, incorporating unobservable inputs including expectations concerning policyholder behavior. These assumptions are input into a stochastic risk neutral scenario process that is used to determine the valuation and involves numerous estimates and subjective judgments regarding a number of variables.
The Company monitors various aspects of policyholder behavior and may modify certain of its assumptions, including lapses and withdrawal rates, if credible emerging data indicates that changes are warranted. At a minimum, all policyholder behavior assumptions are reviewed and updated at least annually as part of the Company’s annual fourth-quarter comprehensive study to refine its estimate of future gross profits. In addition, the Company recognizes non-market-based updates driven by the relative outperformance (underperformance) of the underlying actively managed funds as compared to their respective indices.

26

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Credit Standing Adjustment
The credit standing adjustment is an estimate of the adjustment to the fair value that market participants would require in determining fair value to reflect the risk that GMWB benefit obligations or the GMWB reinsurance recoverables will not be fulfilled. The Company incorporates a blend of estimates of peer company and reinsurer bond spreads and credit default spreads from capital markets, adjusted for market recoverability.
Margins
The behavior risk margin adds a margin that market participants would require, in determining fair value, for the risk that the Company’s assumptions about policyholder behavior could differ from actual experience. The behavior risk margin is calculated by taking the difference between adverse policyholder behavior assumptions and best estimate assumptions.

Valuation Inputs Used in Levels 2 and 3 Measurements for GMWB Embedded, Customized and Reinsurance Derivatives
Level 2 Primary Observable Inputs	Level 3 Primary Unobservable Inputs

• Risk-free rates as represented by the Eurodollar futures, LIBOR deposits and swap rates to derive forward curve rates
• Correlations of 10 years of observed historical returns across underlying well-known market indices
• Correlations of historical index returns compared to separate account fund returns
• Equity index levels

• Market implied equity volatility assumptions
• Credit standing adjustment assumptions

Assumptions about policyholder behavior, including:
• Withdrawal utilization
• Withdrawal rates
• Lapse rates
• Reset elections

Significant Unobservable Inputs for Level 3 GMWB Embedded Customized and Reinsurance Derivatives
As of December 31, 2018 (Successor Company)
Significant Unobservable Input	Unobservable Inputs (Minimum)	Unobservable Inputs (Maximum)	Impact of Increase in Input on Fair Value Measurement [1]
Withdrawal utilization [2]	15%	100%	Increase
Withdrawal rates [3]	—%	8%	Increase
Lapse rates [4]	1%	40%	Decrease
Reset elections [5]	20%	45%	Increase
Equity volatility [6]	17%	30%	Increase
Credit standing adjustment [7]	0.04%	0.28%	Decrease
As of December 31, 2017 (Predecessor Company)
Significant Unobservable Input	Unobservable Inputs (Minimum)	Unobservable Inputs (Maximum)	Impact of Increase in Input on Fair Value Measurement [1]
Withdrawal utilization [2]	15%	100%	Increase
Withdrawal rates [3]	—%	8%	Increase
Lapse rates [4]	—%	40%	Decrease
Reset elections [5]	30%	75%	Increase
Equity volatility [6]	7%	30%	Increase

[1]	Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table.

[2]	Range represents assumed cumulative percentages of policyholders taking withdrawals.

[3]	Range represents assumed annual amount withdrawn by policyholders.

[4]	Range represents assumed annual percentages of full surrender of the underlying variable annuity contracts across all policy durations for in force business.

[5]	Range represents assumed percentages of policyholders that would elect to reset their guaranteed benefit base.

[6]	Range represents implied market volatilities for equity indices based on multiple pricing sources.

[7]	Range represents Company credit spreads, adjusted for market recoverability.

27

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Separate Account Assets
Separate account assets are primarily invested in mutual funds. Other separate account assets include fixed maturities, limited partnerships, equity securities, short-term investments and derivatives that are valued in the same manner, and using the same pricing sources and inputs, as those investments held by the Company. For limited partnerships in which fair value represents the separate account’s share of the NAV, 51% were subject to significant liquidation restrictions as of December 31, 2018 (Successor Company) and December 31, 2017 (Predecessor Company). Total limited partnerships that do not allow any form of redemption were 0% and 21%, as of December 31, 2018 (Successor Company) and December 31, 2017 (Predecessor Company), respectively. Separate account assets classified as Level 3 primarily include long-dated bank loans, subprime RMBS and commercial mortgage loans.
Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs
The Company uses derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated asset or liability. Therefore, the realized and unrealized gains and losses on derivatives reported in the Level 3 roll-forward may be offset by realized and unrealized gains and losses of the associated assets and liabilities in other line items of the financial statements.
The following tables present a reconciliation of the beginning and ending balances for fair value measurements for the period of June 1, 2018 to December 31, 2018 (Successor Company), for which the Company had used significant unobservable inputs (Level 3):

Fair Value Roll-forwards for Financial Instruments Classified as Level 3
		Total Realized/Unrealized Gains (Losses)
	Fair Value as of June 1, 2018	Included in Net Income [1] [2] [6]	Included in OCI [3]	Purchases	Settlements	Sales	Transfers into Level 3 [4]	Transfers out of Level 3 [4]	Fair Value as of December 31, 2018
Assets
Fixed maturities, AFS
ABS	$12	$—	$—	$20	$(1)	$(4)	$1	$(26)	$2
CLOs	65	—	(1)	142	(3)	(7)	—	(119)	77
CMBS	17	—	—	42	(1)	(1)	—	(16)	41
Corporate	451	(6)	(7)	17	(2)	(33)	6	(99)	327
Municipal	24	—	—	—	—	(12)	—	(12)	—
RMBS	617	—	(1)	38	(71)	(117)	—	(23)	443
Total fixed maturities, AFS	1,186	(6)	(9)	259	(78)	(174)	7	(295)	890
Equity securities, at fair value	42	1	—	4	—	(1)	—	—	46
Freestanding derivatives
Interest rate	(27)	—	—	—	—	—	—	—	(27)
GMWB hedging instruments	17	28	—	—	—	—	—	—	45
Macro hedge program	(5)	156	—	41	55	—	—	—	247
Total freestanding derivatives [5]	(15)	184	—	41	55	—	—	—	265
Reinsurance recoverable for GMWB	22	10	—	—	8	—	—	—	40
Separate accounts	55	—	—	45	—	(7)	6	(59)	40
Total assets	$1,290	$189	$(9)	$349	$(15)	$(182)	$13	$(354)	$1,281
(Liabilities)
Other policyholder funds and benefits payable
Guaranteed withdrawal benefits	(21)	(25)	—	—	(34)	—	—	—	(80)
Total other policyholder funds and benefits payable	(21)	(25)	—	—	(34)	—	—	—	(80)
Total liabilities	$(21)	$(25)	$—	$—	$(34)	$—	$—	$—	$(80)

28

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

The following table presents a reconciliation of the beginning and ending balances for fair value measurements for the period of January 1, 2018 to May 31, 2018 (Predecessor Company), for which the Company has used significant unobservable inputs (Level 3):

Fair Value Roll-forwards for Financial Instruments Classified as Level 3
		Total Realized/Unrealized Gains (Losses)
	Fair Value as of January 1, 2018	Included in Net Income [1] [2] [6]	Included in OCI [3]	Purchases	Settlements	Sales	Transfers into Level 3 [4]	Transfers out of Level 3 [4]	Fair Value as of May 31, 2018
Assets
Fixed maturities, AFS
ABS	$13	$—	$—	$6	$(1)	$—	$1	$(7)	$12
CLOs	73	—	—	5	—	(3)	—	(10)	65
CMBS	26	—	—	7	(1)	(15)	—	—	17
Corporate	443	2	(23)	47	(16)	(46)	64	(20)	451
Foreign Govt./Govt. agencies	1	—	—	—	(1)	—	—	—	—
Municipal	38	—	(1)	—	—	—	—	(13)	24
RMBS	692	—	(3)	35	(78)	(24)	—	(5)	617
Total fixed maturities, AFS	1,286	2	(27)	100	(97)	(88)	65	(55)	1,186
Equity securities, at fair value	46	10	—	—	—	(14)	—	—	42
Freestanding derivatives
Interest rate	(29)	2	—	—	—	—	—	—	(27)
GMWB hedging instruments	34	(15)	—	—	—	(2)	—	—	17
Macro hedge program	23	(28)	—	—	—	—	—	—	(5)
Total freestanding derivatives [5]	28	(41)	—	—	—	(2)	—	—	(15)
Reinsurance recoverable for GMWB	36	(19)	—	—	5	—	—	—	22
Separate accounts	185	—	—	34	—	(164)	22	(22)	55
Total assets	$1,581	$(48)	$(27)	$134	$(92)	$(268)	$87	$(77)	$1,290
(Liabilities)
Other policyholder funds and benefits payable
Guaranteed withdrawal benefits	(75)	82	—	—	(28)	—	—	—	(21)
Total other policyholder funds and benefits payable	(75)	82	—	—	(28)	—	—	—	(21)
Total liabilities	$(75)	$82	$—	$—	$(28)	$—	$—	$—	$(21)

29

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

The following table presents a reconciliation of the beginning and ending balances for fair value measurements for the year ended December 31, 2017 (Predecessor Company), for which the Company has used significant unobservable inputs (Level 3):

Fair Value Roll-forwards for Financial Instruments Classified as Level 3
		Total Realized/Unrealized Gains (Losses)
	Fair Value as of January 1, 2017	Included in Net Income [1] [2] [6]	Included in OCI [3]	Purchases	Settlements	Sales	Transfers into Level 3 [4]	Transfers out of Level 3 [4]	Fair Value as of December 31, 2017
Assets
Fixed maturities, AFS
ABS	$37	$—	$—	$14	$(6)	$—	$6	$(38)	$13
CLOs	260	14	(17)	147	(107)	(19)	—	(205)	73
CMBS	21	—	1	33	(4)	—	—	(25)	26
Corporate	566	(8)	23	111	(7)	(95)	78	(225)	443
Foreign Govt./Govt. agencies	17	—	1	3	(2)	—	—	(18)	1
Municipal	72	—	4	—	(1)	(5)	—	(32)	38
RMBS	711	—	19	155	(185)	—	—	(8)	692
Total fixed maturities, AFS	1,684	6	31	463	(312)	(119)	84	(551)	1,286
Equity securities, AFS	44	—	(4)	6	—	—	—	—	46
Freestanding derivatives
Equity	—	—	—	—	—	—	—	—	—
Interest rate	(30)	1	—	—	—	—	—	—	(29)
GMWB hedging instruments	81	(47)	—	—	—	—	—	—	34
Macro hedge program	167	10	—	9	—	(163)	—	—	23
Total freestanding derivatives [5]	218	(36)	—	9	—	(163)	—	—	28
Reinsurance recoverable for GMWB	73	(52)	—	—	15	—	—	—	36
Separate accounts	201	3	6	152	(8)	(53)	11	(127)	185
Total assets	$2,220	$(79)	$33	$630	$(305)	$(335)	$95	$(678)	$1,581
(Liabilities)
Other policyholder funds and benefits payable
Guaranteed withdrawal benefits	(241)	231	—	—	(65)	—	—	—	(75)
Equity linked notes	(33)	(4)	—	—	37	—	—	—	—
Total other policyholder funds and benefits payable	(274)	227	—	—	(28)	—	—	—	(75)
Total liabilities	$(274)	$227	$—	$—	$(28)	$—	$—	$—	$(75)

[1]
The Company classifies realized and unrealized gains (losses) on GMWB reinsurance derivatives and GMWB embedded derivatives as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains (losses) for these derivatives and embedded derivatives.

[2]
Amounts in these rows are generally reported in net realized capital gains (losses). The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. All amounts are before income taxes and amortization.

[3]	All amounts are before income taxes and amortization.

[4]	Transfers in and/or (out) of Level 3 are primarily attributable to the availability of market observable information and the re-evaluation of the observability of pricing inputs.

[5]	Derivative instruments are reported in this table on a net basis for asset (liability) positions and reported in the Consolidated Balance Sheets in other investments and other liabilities.

[6]	Includes both market and non-market impacts in deriving realized and unrealized gains (losses).

30

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Changes in Unrealized Gains (Losses) Included in Net Income (Loss) for Financial Instruments Classified as Level 3 Still Held at End of Period
	Successor Company	Predecessor Company
	June 1, 2018 to December 31, 2018 [1] [2]	January 1, 2018 to May 31, 2018 [1] [2]	For the Year Ended December 31, 2017 [1] [2]
Assets
Fixed maturities, AFS
Corporate	$(6)	$2	$(1)
Total fixed maturities, AFS	(6)	2	(1)
Freestanding derivatives
Interest rate	1	(5)	1
GMWB hedging instruments	28	(17)	(61)
Macro hedge program	252	(26)	(77)
Total freestanding derivatives	281	(48)	(137)
Reinsurance recoverable for GMWB	10	(19)	(52)
Separate accounts	—	—	1
Total assets	$285	$(65)	$(189)
(Liabilities)
Other policyholder funds and benefits payable
Guaranteed withdrawal benefits	$(25)	$82	$231
Equity linked notes	—	—	(4)
Total other policyholder funds and benefits payable	(25)	82	227
Total liabilities	$(25)	$82	$227

[1]
All amounts in these rows are reported in net realized capital gains (losses). The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. All amounts are before income taxes and amortization.

[2]	Amounts presented are for Level 3 only and therefore may not agree to other disclosures included herein.
Fair Value Option
The Company has elected the fair value option for certain securities that contain embedded credit derivatives with underlying credit risk, related to residential real estate, and these securities are included within Fixed Maturities, FVO on the Consolidated Balance Sheets.
As of December 31, 2018 (Successor Company) and December 31, 2017 (Predecessor Company), the fair value of assets and liabilities using the fair value option was $12 and $32, respectively, within the residential real estate sector.
The Company also previously elected the fair value option for certain equity securities in order to align the accounting with total return swap contracts that hedged the risk associated with the investments. The swaps did not qualify for hedge accounting and the change in value of both the equity securities and the total return swaps were recorded in net realized capital gains and losses. These equity securities were classified within equity securities, AFS on the Consolidated Balance Sheets. Income earned from FVO securities was recorded in net investment income and changes in fair value were recorded in net realized capital gains and losses.
For the period of June 1, 2018 to December 31, 2018 (Successor Company) and the period of January 1, 2018 to May 31, 2018 (Predecessor Company) there were no realized capital gains (losses) related to the fair value of assets using the fair value option. For the year ended December 31, 2017 (Predecessor Company) the income earned from FVO securities and the changes recorded in net realized capital gains (losses) were $1, related to equity securities. For the year ended December 31, 2016 (Predecessor Company) the income earned from FVO securities and the changes recorded in net realized capital gains (losses) was $3 and $(34), related to residential real-estate and equity securities, respectively. The Company did not hold any of these equity securities as of December 31, 2018 (Successor Company).

31

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Financial Assets and Liabilities Not Carried at Fair Value
		Successor Company		Predecessor Company
	Fair Value Hierarchy Level	Carrying Amount	Fair Value	Carrying Amount	Fair Value
		December 31, 2018		December 31, 2017
Assets
Policy loans	Level 3	$1,441	$1,441	$1,432	$1,432
Mortgage loans	Level 3	$2,100	$2,125	$2,872	$2,941
Liabilities
Other policyholder funds and benefits payable [1]	Level 3	$6,186	$5,888	$5,905	$6,095
Consumer notes [2] [3]	Level 3	$—	$—	$8	$8
Assumed investment contracts [3]	Level 3	$185	$185	$342	$361

[1]	Excludes group accident and health and universal life insurance contracts, including corporate owned life insurance.

[2]	Excludes amounts carried at fair value and included in preceding disclosures.

[3]	Included in other liabilities in the Consolidated Balance Sheets.

32

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments

Net Investment Income
	Successor Company	Predecessor Company
	June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018	For the years ended December 31,
(Before-tax)			2017	2016
Fixed maturities [1]	$343	$395	$995	$1,049
Equity securities	9	4	9	8
Mortgage loans	49	54	124	135
Policy loans	48	32	79	83
Limited partnerships and other alternative investments	67	41	75	86
Other [2]	11	13	54	64
Investment expenses	(18)	(19)	(55)	(52)
Total net investment income	$509	$520	$1,281	$1,373

[1]	Includes net investment income on short-term investments.

[2]	Primarily includes income from derivatives that qualify for hedge accounting and hedge fixed maturities.

Net Realized Capital Gains (Losses)
	Successor Company	Predecessor Company
	June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018	For the years ended December 31,
(Before tax)			2017	2016
Gross gains on sales	$12	$49	$226	$211
Gross losses on sales	(38)	(112)	(58)	(93)
Equity securities [1]	(21)	2	—	—
Net OTTI losses recognized in earnings	(7)	—	(14)	(28)
Valuation allowances on mortgage loans	(5)	—	2	—
Results of variable annuity hedge program
GMWB derivatives, net	12	12	48	(38)
Macro hedge program	153	(36)	(260)	(163)
Total results of variable annuity hedge program	165	(24)	(212)	(201)
Transactional foreign currency revaluation	9	(6)	(1)	(70)
Non-qualifying foreign currency derivatives	(10)	7	(5)	57
Other, net [2]	37	(23)	2	(39)
Net realized capital gains (losses)	$142	$(107)	$(60)	$(163)

[1]	Effective January 1, 2018, with adoption of new accounting standards for equity securities, include all changes in fair value and trading gains and losses for equity securities at fair value.

[2]
Includes gains (losses) on non-qualifying derivatives, excluding foreign currency derivatives, of $35 for the period of June 1, 2018 to December 31, 2018 (Successor Company), $(10) for the period of January 1, 2018 to May 31, 2018 (Predecessor Company), and $0 and $6 for the years ended December 31, 2017 and 2016 (Predecessor Company), respectively.

Net realized capital gains and losses from investment sales are reported as a component of revenues and are determined on a specific identification basis. For the period of June 1, 2018 to December 31, 2018 (Successor Company), before tax, net gains and losses on sales and impairments previously reported as unrealized gains or losses in AOCI were $(32). Before tax, net gains and losses on sales and impairments previously reported as unrealized gains or losses were $(2) for the period January 1, 2018 to May 31, 2018 (Predecessor Company). Before tax, net gains and losses on sales and impairments previously reported as unrealized gains or losses in AOCI were $153 and $89 for the years ended December 31, 2017 and 2016 (Predecessor Company), respectively.

33

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)

Sales of AFS Securities
	Successor Company	Predecessor Company
	June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018	For the years ended December 31,
			2017	2016
Fixed maturities, AFS
Sale proceeds	$2,523	$3,523	$7,979	$7,409
Gross gains	12	45	211	206
Gross losses	(37)	(47)	(56)	(85)
Equity securities, AFS
Sale proceeds			$203	$321
Gross gains			13	4
Gross losses			(1)	(8)
Sales of AFS securities in 2018 were primarily a result of duration and liquidity management, as well as tactical changes to the portfolio as a result of changing market conditions.
The net unrealized gain (loss) on equity securities included in net realized capital gains (losses) related to equity securities still held as of December 31, 2018 (Successor Company), was $(14) and $(3) for the period of June 1, 2018 to December 31, 2018 (Successor Company), and the period of January 1, 2018 to May 31, 2018 (Predecessor Company), respectively. Prior to January 1, 2018, changes in net unrealized gains (losses) were included in AOCI.
Recognition and Presentation of Other-Than-Temporary Impairments
The Company will record an other-than-temporary impairment (“OTTI”) for fixed maturities if the Company intends to sell or it is more likely than not that the Company will be required to sell the security before a recovery in value. A corresponding charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security.
The Company will also record an OTTI for those fixed maturities for which the Company does not expect to recover the entire amortized cost basis. For these securities, the excess of the amortized cost basis over its fair value is separated into the portion representing a credit OTTI, which is recorded in net realized capital losses, and the remaining non-credit amount, which is recorded in OCI. The credit OTTI amount is the excess of its amortized cost basis over the Company’s best estimate of discounted expected future cash flows. The non-credit amount is the excess of the best estimate of the discounted expected future cash flows over the fair value. The Company’s best estimate of discounted expected future cash flows becomes the new cost basis and accretes prospectively into net investment income over the estimated remaining life of the security.
The Company’s best estimate of expected future cash flows is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions regarding the future performance. The Company's considerations include, but are not limited to, (a) changes in the financial condition of the issuer and the underlying collateral, (b) whether the issuer is current on contractually obligated interest and principal payments, (c) credit ratings, (d) payment structure of the security and (e) the extent to which the fair value has been less than the amortized cost of the security.
For non-structured securities, assumptions include, but are not limited to, economic and industry-specific trends and fundamentals, security-specific developments, industry earnings multiples and the issuer’s ability to restructure and execute asset sales.
For structured securities, assumptions include, but are not limited to, various performance indicators such as historical and projected default and recovery rates, credit ratings, current and projected delinquency rates, loan-to-value ("LTV") ratios, average cumulative collateral loss rates that vary by vintage year, prepayment speeds, and property value declines. These assumptions require the use of significant management judgment and include the probability of issuer default and estimates regarding timing and amount of expected recoveries which may include estimating the underlying collateral value.
Prior to January 1, 2018, the Company recorded an OTTI for certain equity securities with debt-like characteristics if the Company intended to sell or it was more likely than not that the Company was required to sell the security before a recovery in value as well as for those equity securities for which the Company did not expect to recover the entire amortized cost basis. The Company also recorded an OTTI for equity securities where the decline in the fair value was deemed to be other-than-temporary. For further discussion of these policies, see Recognition and Presentation of Other-Than-Temporary Impairments within Note 3 - Investments of Notes to Consolidated Financial Statements included in the Company’s 2017 Form 10-K Annual Report (Predecessor Company).

34

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)

Impairments in Earnings by Type
	Successor Company	Predecessor Company
	June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018	For the years ended December 31,
			2017	2016
Intent-to-sell impairments	$1	$—	$—	$4
Credit impairments	6	—	14	22
Impairments on equity securities	—	—	—	2
Total impairments	$7	$—	$14	$28

Cumulative Credit Impairments
	Successor Company	Predecessor Company
	June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018	For the years ended December 31,
(Before tax)			2017	2016
Balance as of beginning of period	$—	$(88)	$(170)	$(211)
Additions for credit impairments recognized on [1]:
Securities not previously impaired	(6)	—	(1)	(9)
Securities previously impaired	—	—	(13)	(13)
Reductions for credit impairments previously recognized on:
Securities that matured or were sold during the period	—	17	82	44
Securities due to an increase in expected cash flows	—	1	14	19
Balance as of end of period	$(6)	$(70)	$(88)	$(170)

[1]	These additions are included in the net OTTI losses recognized in earnings in the Consolidated Statements of Operations.
Available-for-Sale Securities

AFS Securities by Type
	Successor Company					Predecessor Company
	December 31, 2018					December 31, 2017
	Cost or Amortized Cost [1]	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Non-Credit OTTI [2]	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Non-Credit OTTI [2]
ABS	$514	$2	$—	$516	$—	$821	$9	$(11)	$819	$—
CLOs	971	5	(13)	963	—	886	2	—	888	—
CMBS	1,409	8	(7)	1,407	—	2,061	45	(22)	2,084	(1)
Corporate	7,860	19	(236)	7,678	(1)	12,587	1,483	(32)	14,038	—
Foreign govt./govt. agencies	383	3	(6)	377	—	379	30	(2)	407	—
Municipal	738	5	(10)	734	—	1,125	142	(1)	1,266	—
RMBS	1,034	3	(4)	1,033	—	1,388	41	(2)	1,427	—
U.S. Treasuries	1,126	8	(3)	1,131	—	1,667	206	(3)	1,870	—
Total fixed maturities, AFS	14,035	53	(279)	13,839	(1)	20,914	1,958	(73)	22,799	(1)
Equity securities, AFS [3]						140	14	—	154	—
Total AFS securities	$14,035	$53	$(279)	$13,839	$(1)	$21,054	$1,972	$(73)	$22,953	$(1)

[1]
The cost or amortized cost of assets that support modified coinsurance reinsurance contracts were not adjusted as part of the application of pushdown accounting. As a result, gross unrealized gains (losses) only include subsequent changes in value recorded in AOCI beginning June 1, 2018. Prior changes in value have been recorded in additional paid-in capital.

35

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)

[2]
Represents the amount of cumulative non-credit OTTI losses recognized in OCI on securities that also had credit impairments. These losses are included in gross unrealized losses as of December 31, 2018 (Successor Company) and 2017 (Predecessor Company).

[3]
Effective January 1, 2018, with the adoption of new accounting standards for financial instruments, equity securities, AFS were reclassified to equity securities at fair value and are excluded from the table above as of December 31, 2018.

Fixed maturities, AFS, by Contractual Maturity Year
	Successor Company		Predecessor Company
	December 31, 2018		December 31, 2017
Contractual Maturity	Amortized Cost	Fair Value	Amortized Cost	Fair Value
One year or less	$481	$479	$844	$850
Over one year through five years	1,508	1,501	3,498	3,580
Over five years through ten years	1,807	1,783	3,178	3,321
Over ten years	6,311	6,157	8,238	9,830
Subtotal	10,107	9,920	15,758	17,581
Mortgage-backed and asset-backed securities	3,928	3,919	5,156	5,218
Total fixed maturities, AFS	$14,035	$13,839	$20,914	$22,799
Estimated maturities may differ from contractual maturities due to security call or prepayment provisions. Due to the potential for variability in payment speeds (i.e. prepayments or extensions), mortgage-backed and asset-backed securities are not categorized by contractual maturity.
Concentration of Credit Risk
The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk.
The Company had no investment exposure to any credit concentration risk of a single issuer greater than 10% of the Company's stockholder's equity, other than the U.S. government and certain U.S. government agencies as of December 31, 2018 (Successor Company) or December 31, 2017 (Predecessor Company). As of December 31, 2018 (Successor Company), other than U.S. government and certain U.S. government agencies, the Company’s three largest exposures by issuer were CVS Health Corporation, Microsoft Corporation, and HSBC Holdings PLC, which each comprised less than 1% of total invested assets. As of December 31, 2017 (Predecessor Company), other than U.S. government and certain U.S. government agencies, the Company’s three largest exposures by issuer were HSBC Holdings PLC, Microsoft Corporation, and National Grid PLC, which each comprised less than 1% of total invested assets.
The Company’s three largest exposures by sector as of December 31, 2018 (Successor Company), were utilities, financial services, and CMBS which comprised approximately 8%, 7% and 7%, respectively, of total invested assets. The Company’s three largest exposures by sector as of December 31, 2017 (Predecessor Company) were financial services, utilities, and CMBS which comprised approximately 9%, 9% and 7%, respectively, of total invested assets.

36

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)

Unrealized Losses on AFS Securities

Unrealized Loss Aging for AFS Securities by Type and Length of Time as of December 31, 2018
Successor Company
	Less Than 12 Months			12 Months or More			Total
	Amortized Cost [1]	Fair Value	Unrealized Losses	Amortized Cost [1]	Fair Value	Unrealized Losses	Amortized Cost [1]	Fair Value	Unrealized Losses
ABS	$179	$179	$—	$—	$—	$—	$179	$179	$—
CLOs	887	874	(13)	—	—	—	887	874	(13)
CMBS	762	754	(7)	—	—	—	762	754	(7)
Corporate	6,748	6,549	(236)	—	—	—	6,748	6,549	(236)
Foreign govt./govt. agencies	218	212	(6)	—	—	—	218	212	(6)
Municipal	490	480	(10)	—	—	—	490	480	(10)
RMBS	727	723	(4)	—	—	—	727	723	(4)
U.S. Treasuries	619	616	(3)	—	—	—	619	616	(3)
Total fixed maturities, AFS in an unrealized loss position	$10,630	$10,387	$(279)	$—	$—	$—	$10,630	$10,387	$(279)

Unrealized Loss Aging for AFS Securities by Type and Length of Time as of December 31, 2017
Predecessor Company
	Less Than 12 Months			12 Months or More			Total
	Amortized Cost	Fair Value	Unrealized Losses	Amortized Cost	Fair Value	Unrealized Losses	Amortized Cost	Fair Value	Unrealized Losses
ABS	$158	$157	$(1)	$219	$209	$(10)	$377	$366	$(11)
CLOs	242	242	—	37	37	—	279	279	—
CMBS	524	517	(7)	346	331	(15)	870	848	(22)
Corporate	1,082	1,074	(8)	779	755	(24)	1,861	1,829	(32)
Foreign govt./govt. agencies	60	59	(1)	35	34	(1)	95	93	(2)
Municipal	9	9	—	10	9	(1)	19	18	(1)
RMBS	288	287	(1)	28	27	(1)	316	314	(2)
U.S. Treasuries	382	380	(2)	38	37	(1)	420	417	(3)
Total fixed maturities, AFS in an unrealized loss position	$2,745	$2,725	$(20)	$1,492	$1,439	$(53)	$4,237	$4,164	$(73)
Equity securities, AFS [2]	6	6	—	3	3	—	9	9	—
Total securities in an unrealized loss position	$2,751	$2,731	$(20)	$1,495	$1,442	$(53)	$4,246	$4,173	$(73)

[1]
The cost or amortized cost of assets that support modified coinsurance reinsurance contracts were not adjusted as part of the application of pushdown accounting. As a result, gross unrealized gains (losses) only include subsequent changes in value recorded in AOCI beginning June 1, 2018. Prior changes in value have been recorded in additional paid-in capital.

[2]
Effective January 1, 2018, with the adoption of new accounting standards for financial instruments, equity securities, AFS were reclassified to equity securities at fair value and are excluded from the table above as of December 31, 2018.

As of December 31, 2018 (Successor Company), AFS securities in an unrealized loss position consisted of 2,234 securities, primarily in the corporate sector, which were depressed due to widening of credit spreads since the application of pushdown accounting in connection with the May 31, 2018 sale by HHI. As of December 31, 2018, 99% of these securities were depressed less than 20% of cost or amortized cost.
The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined in the preceding discussion.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)

Mortgage Loans
Mortgage Loan Valuation Allowances
Mortgage loans are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. The Company reviews mortgage loans on a quarterly basis to identify potential credit losses. Among other factors, management reviews current and projected macroeconomic trends, such as unemployment rates, and property-specific factors such as rental rates, occupancy levels, LTV ratios and debt service coverage ratios (“DSCR”). In addition, the Company considers historical, current and projected delinquency rates and property values. Estimates of collectibility require the use of significant management judgment and include the probability and timing of borrower default and loss severity estimates. In addition, cash flow projections may change based upon new information about the borrower's ability to pay and/or the value of underlying collateral such as changes in projected property value estimates.
For mortgage loans that are deemed impaired, a valuation allowance is established for the difference between the carrying amount and estimated value. The mortgage loan's estimated value is most frequently the Company's share of the fair value of the collateral but may also be the Company’s share of either (a) the present value of the expected future cash flows discounted at the loan’s effective interest rate or (b) the loan’s observable market price. A valuation allowance may be recorded for an individual loan or for a group of loans that have an LTV ratio of 90% or greater, a low DSCR or have other lower credit quality characteristics. Changes in valuation allowances are recorded in net realized capital gains and losses. Interest income on impaired loans is accrued to the extent it is deemed collectible and the borrowers continue to make payments under the original or restructured loan terms. The Company stops accruing interest income on loans when it is probable that the Company will not receive interest and principal payments according to the contractual terms of the loan agreement. The Company resumes accruing interest income when it determines that sufficient collateral exists to satisfy the full amount of the loan principal and interest payments and when it is probable cash will be received in the foreseeable future. Interest income on defaulted loans is recognized when received.
As of December 31, 2018 (Successor Company), mortgage loans had an amortized cost and carrying value of $2.1 billion, with a valuation allowance of $(5). As of December 31, 2017 (Predecessor Company), mortgage loans had an amortized cost and carrying value of $2.9 billion with no valuation allowance. Amortized cost represents carrying value prior to valuation allowances, if any.
As of December 31, 2018 (Successor Company), the carrying value of mortgage loans that had a valuation allowance was $23. There were no mortgage loans held-for-sale as of December 31, 2018 (Successor Company) or December 31, 2017 (Predecessor Company). As of December 31, 2018 (Successor Company), the Company had no mortgage loans that have had extensions or restructurings other than what is allowable under the original terms of the contract.

Valuation Allowance Activity
	Successor Company	Predecessor Company
	June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018	For the years ended December 31,
			2017	2016
Beginning balance	$—	$—	$(19)	$(19)
Reversals/(Additions)	(6)	—	(1)	—
Deductions	1	—	20	—
Ending balance	$(5)	$—	$—	$(19)
The weighted-average LTV ratio of the Company’s mortgage loan portfolio was 52% as of December 31, 2018 (Successor Company), while the weighted-average LTV ratio at origination of these loans was 63%. LTV ratios compare the loan amount to the value of the underlying property collateralizing the loan. The loan collateral values are updated no less than annually through reviews of the underlying properties. Factors considered in estimating property values include, among other things, actual and expected property cash flows, geographic market data and the ratio of the property's net operating income to its value. DSCR compares a property’s net operating income to the borrower’s principal and interest payments. As of December 31, 2018 (Successor Company) and December 31, 2017 (Predecessor Company) the Company held no delinquent commercial mortgages loan past due by 90 days or more.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)

Mortgage Loans Credit Quality
	Successor Company		Predecessor Company
	December 31, 2018		December 31, 2017
Loan-to-value	Carrying Value	Avg. Debt-Service Coverage Ratio	Carrying Value	Avg. Debt-Service Coverage Ratio
Greater than 80%	$—	0.00x	$5	1.26x
65% - 80%	340	1.78x	125	1.88x
Less than 65%	1,760	2.48x	2,742	2.69x
Total mortgage loans	$2,100	2.36x	$2,872	2.65x

Mortgage Loans by Region
	Successor Company		Predecessor Company
	December 31, 2018		December 31, 2017
	Carrying Value	Percent of Total	Carrying Value	Percent of Total
East North Central	$56	2.7%	$62	2.1%
East South Central	19	0.9%	14	0.5%
Middle Atlantic	131	6.2%	291	10.1%
Mountain	51	2.4%	53	1.9%
New England	79	3.7%	92	3.2%
Pacific	684	32.6%	838	29.2%
South Atlantic	457	21.8%	608	21.2%
West South Central	226	10.8%	195	6.8%
Other [1]	397	18.9%	719	25.0%
Total mortgage loans	$2,100	100%	$2,872	100%

[1]	Primarily represents loans collateralized by multiple properties in various regions.

Mortgage Loans by Property Type
	Successor Company		Predecessor Company
	December 31, 2018		December 31, 2017
	Carrying Value	Percent of Total	Carrying Value	Percent of Total
Commercial
Industrial	$580	27.6%	$743	25.9%
Lodging	24	1.1%	24	0.8%
Multifamily	518	24.7%	662	23.0%
Office	478	22.8%	685	23.9%
Retail	286	13.6%	557	19.4%
Single Family	86	4.1%	—	—%
Other	128	6.1%	201	7.0%
Total mortgage loans	$2,100	100%	$2,872	100%
Variable Interest Entities
The Company is engaged with various special purpose entities and other entities that are deemed to be VIEs primarily as an investor through normal investment activities.
A VIE is an entity that either has investors that lack certain essential characteristics of a controlling financial interest, such as simple majority kick-out rights, or lacks sufficient funds to finance its own activities without financial support provided by other entities. The Company performs ongoing qualitative assessments of its VIEs to determine whether the Company has a controlling financial interest in the VIE and therefore is the primary beneficiary. The Company is deemed to have a controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE. Based on the Company’s assessment, if it

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)

determines it is the primary beneficiary, the Company consolidates the VIE in the Company’s Consolidated Financial Statements. As of December 31, 2018 (Successor Company) and December 31, 2017 (Predecessor Company) the Company did not hold any VIEs for which it was the primary beneficiary.
Non-Consolidated VIEs
The Company, through normal investment activities, makes passive investments in limited partnerships and other alternative investments. Upon the adoption of the new consolidation guidance discussed above, these investments are now considered VIEs. For these non-consolidated VIEs, the Company has determined it is not the primary beneficiary as it has no ability to direct activities that could significantly affect the economic performance of the investments. The Company’s maximum exposure to loss as of December 31, 2018 (Successor Company) and December 31, 2017 (Predecessor Company) is limited to the total carrying value of $849 and $900, respectively, which are included in limited partnerships and other alternative investments in the Company's Consolidated Balance Sheets. As of December 31, 2018 (Successor Company) and December 31, 2017 (Predecessor Company), the Company has outstanding commitments totaling $474 and $673, respectively, whereby the Company is committed to fund these investments and may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses. These investments are generally of a passive nature in that the Company does not take an active role in management.
In addition, the Company also makes passive investments in structured securities issued by VIEs for which the Company is not the manager. These investments are included in ABS, CDOs, CMBS and RMBS in the Available-for-Sale Securities table and fixed maturities, FVO, in the Company’s Consolidated Balance Sheets. The Company has not provided financial or other support with respect to these investments other than its original investment. For these investments, the Company determined it is not the primary beneficiary due to the relative size of the Company’s investment in comparison to the principal amount of the structured securities issued by the VIEs, the level of credit subordination which reduces the Company’s obligation to absorb losses or right to receive benefits and the Company’s inability to direct the activities that most significantly impact the economic performance of the VIEs. The Company’s maximum exposure to loss on these investments is limited to the amount of the Company’s investment.
Securities Lending, Repurchase Agreements and Other Collateral Transactions
The Company enters into securities financing transactions as a way to earn additional income or manage liquidity, primarily through securities lending and repurchase agreements.
Securities Lending
Under a securities lending program, the Company lends certain fixed maturities within the corporate, foreign government/government agencies, and municipal sectors as well as equity securities to qualifying third-party borrowers in return for collateral in the form of cash or securities. For domestic and non-domestic loaned securities, respectively, borrowers provide collateral of 102% and 105% of the fair value of the securities lent at the time of the loan. Borrowers will return the securities to the Company for cash or securities collateral at maturity dates generally of 90 days or less. Security collateral on deposit from counterparties in connection with securities lending transactions may not be sold or re-pledged, except in the event of default by the counterparty, and is not reflected on the Company’s Consolidated Balance Sheets. Additional collateral is obtained if the fair value of the collateral falls below 100% of the fair value of the loaned securities. The agreements provide the counterparty the right to sell or re-pledge the securities loaned. If cash, rather than securities, is received as collateral, the cash is typically invested in short-term investments or fixed maturities and is reported as an asset on the Company's Consolidated Balance Sheets. Income associated with securities lending transactions is reported as a component of net investment income in the Company’s Consolidated Statements of Operations.
Repurchase Agreements
From time to time, the Company enters into repurchase agreements to manage liquidity or to earn incremental income. A repurchase agreement is a transaction in which one party (transferor) agrees to sell securities to another party (transferee) in return for cash (or securities), with a simultaneous agreement to repurchase the same securities at a specified price at a later date. These transactions generally have a contractual maturity of ninety days or less. Repurchase agreements include master netting provisions that provide both counterparties the right to offset claims and apply securities held by them with respect to their obligations in the event of a default. Although the Company has the contractual right to offset claims, the Company's current positions do not meet the specific conditions for net presentation.
Under repurchase agreements, the Company transfers collateral of U.S. government and government agency securities and receives cash. For repurchase agreements, the Company obtains cash in an amount equal to at least 95% of the fair value of the securities transferred. The agreements require additional collateral to be transferred when necessary and provide the counterparty the right to sell or re-pledge the securities transferred. The cash received from the repurchase program is typically invested in short-term investments or fixed maturities and is reported as an asset on the Company's Consolidated Balance Sheets. The Company accounts for the repurchase

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)

agreements as collateralized borrowings. The securities transferred under repurchase agreements are included in fixed maturities, AFS with the obligation to repurchase those securities recorded in other liabilities on the Company's Consolidated Balance Sheets.
From time to time, the Company enters into reverse repurchase agreements where the Company purchases securities and simultaneously agrees to resell the same or substantially the same securities. The agreements require additional collateral to be transferred to the Company when necessary and the Company has the right to sell or re-pledge the securities received. The Company accounts for reverse repurchase agreements as collateralized financing. The receivable for reverse repurchase agreements is included within short term investments in the Company's Consolidated Balance Sheets.

Securities Lending and Repurchase Agreements
	Successor Company	Predecessor Company
	December 31, 2018	December 31, 2017
	Fair Value	Fair Value
Securities Lending Transactions:
Gross amount of securities on loan	$277	$674
Gross amount of associated liability for collateral received [1]	$284	$689

Repurchase Agreements:
Gross amount of recognized liabilities for repurchase agreements	$186	$202
Gross amount of collateral pledged related to repurchase agreements [2]	$190	$206
Gross amount of recognized receivables for reverse repurchase agreements [3]	$25	$—

[1]
Cash collateral received is reinvested in fixed maturities, AFS and short term investments which are included in the Consolidated Balance Sheets. Amount includes additional securities collateral received of $1 and $1 which are excluded from the Company's Consolidated Balance Sheets as of December 31, 2018 (Successor Company) and December 31, 2017 (Predecessor Company), respectively.

[2]	Collateral pledged is included within fixed maturities, AFS and short term investments in the Company's Consolidated Balance Sheets.

[3]	Collateral received is included within short term investments in the Company's Consolidated Balance Sheets.
Other Collateral Transactions
The Company is required by law to deposit securities with government agencies in certain states in which it conducts business. As of December 31, 2018 (Successor Company) and December 31, 2017 (Predecessor Company), the fair value of securities on deposit was $23 and $22, respectively.
For disclosure of collateral in support of derivative transactions, refer to the Derivative Collateral Arrangements section of Note 4 - Derivative Instruments of Notes to Consolidated Financial Statements.
Equity Method Investments
The majority of the Company's investments in limited partnerships and other alternative investments, including hedge funds, mortgage and real estate funds, and private equity and other funds (collectively, “limited partnerships”), are accounted for under the equity method of accounting. The Company recognized total equity method income of $67 for the period June 1, 2018 to December 31, 2018 (Successor Company), $41 for the period January 1, 2018 to May 31, 2018 (Predecessor Company), $75 and $96 for the periods ended December 31, 2017 and 2016 (Predecessor Company), respectively. Equity method income is reported in net investment income. The Company’s maximum exposure to loss as of December 31, 2018 (Successor Company) is limited to the total carrying value of $894. In addition, the Company has outstanding commitments totaling approximately $478, to fund limited partnership and other alternative investments as of December 31, 2018 (Successor Company). The Company’s investments in limited partnerships are generally of a passive nature in that the Company does not take an active role in the management of the limited partnerships. In 2018, aggregate investment income (losses) from limited partnerships and other alternative investments exceeded 10% of the Company’s pre-tax consolidated net income. Accordingly, the Company is disclosing aggregated summarized financial data for the Company’s limited partnership investments. This aggregated summarized financial data does not represent the Company’s proportionate share of limited partnership assets or earnings. Aggregate total assets of the limited partnerships in which the Company invested totaled $132.7 billion and $161.1 billion as of December 31, 2018 (Successor Company) and 2017 (Predecessor Company), respectively. Aggregate total liabilities of the limited partnerships in which the Company invested totaled $28.6 billion and $46.5 billion as of December 31, 2018 (Successor Company) and 2017 (Predecessor Company), respectively. Aggregate net investment income of the limited partnerships in which the Company invested totaled $653, $1.8 billion and $0.9 billion for the periods ended December 31, 2018 (Successor Company), 2017 (Predecessor Company) and 2016 (Predecessor Company), respectively. Aggregate net income excluding net investment income of the limited partnerships in which the Company invested totaled $8.9 billion, $8.1 billion, and $7.4 billion for the periods ended

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)

December 31, 2018 (Successor Company), 2017 (Predecessor Company) and 2016 (Predecessor Company), respectively. As of, and for the period ended, December 31, 2018 (Successor Company), the aggregated summarized financial data reflects the latest available financial information.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
4. Derivatives

Derivative Instruments
The Company utilizes a variety of OTC, OTC-cleared and exchange traded derivative instruments as a part of its overall risk management strategy as well as to enter into replication transactions. Derivative instruments are used to manage risk associated with interest rate, equity market, credit spread, issuer default, price, and currency exchange rate risk or volatility. Replication transactions are used as an economical means to synthetically replicate the characteristics and performance of assets that are permissible investments under the Company’s investment policies. The Company also may enter into and has previously issued financial instruments and products that either are accounted for as free-standing derivatives, such as certain reinsurance contracts, or as embedded derivative instruments, such as certain GMWB riders included with certain variable annuity products.
Strategies that Qualify for Hedge Accounting
The Company's derivatives may satisfy hedge accounting requirements as outlined in Note 1 of these financial statements. Typically, these hedging instruments include interest rate swaps and, to a lesser extent, foreign currency swaps where the terms or expected cash flows of the hedged item closely match the terms of the swap. The interest rate swaps are typically used to manage interest rate duration of certain fixed maturity securities or liability contracts. As a result of pushdown accounting, derivative instruments that qualified for hedge accounting were recorded at fair value through adjustments to additional paid in capital at the acquisition date. As of December 31, 2018 (Successor Company), the Company has no derivative instruments that qualify for hedge accounting. The hedge strategies by hedge accounting designation have previously included:
Cash Flow Hedges
Interest rate swaps have been predominantly used to manage portfolio duration and better match cash receipts from assets with cash disbursements required to fund liabilities. These derivatives primarily converted interest receipts on floating-rate fixed maturity securities to fixed rates. The Company also previously entered into forward starting swap agreements to hedge the interest rate exposure related to the future purchase of fixed-rate securities, primarily to hedge interest rate risk inherent in the assumptions used to price certain product liabilities.
Foreign currency swaps have been used to convert foreign currency-denominated cash flows related to certain investment receipts and liability payments to U.S. dollars in order to reduce cash flow fluctuations due to changes in currency rates.
Non-qualifying Strategies
Derivative relationships that do not qualify for hedge accounting ("non-qualifying strategies") primarily include the hedge program for the Company's variable annuity products as well as the hedging and replication strategies that utilize credit default swaps. In addition, hedges of interest rate, foreign currency and equity risk of certain fixed maturities, equities and liabilities do not qualify for hedge accounting.
The non-qualifying strategies include:
Interest Rate Swaps and Futures
The Company uses interest rate swaps, and futures to manage interest rate duration between assets and liabilities in certain investment portfolios. In addition, the Company enters into interest rate swaps to terminate existing swaps, thereby offsetting the changes in value of the original swap. As of December 31, 2018 (Successor Company) and 2017 (Predecessor Company), the notional amount of interest rate swaps in offsetting relationships was $1.5 billion and $2.7 billion, respectively.
Foreign Currency Swaps and Forwards
The Company enters into foreign currency swaps to convert the foreign currency exposures of certain foreign currency-denominated fixed maturity investments to U.S. dollars. The Company also enters into foreign currency forwards to hedge non-U.S. dollar denominated cash and, previously, to hedge equity securities.
Fixed Payout Annuity Hedge
The Company has obligations for certain yen denominated fixed payout annuities under an assumed reinsurance contract. The Company invests in U.S. dollar denominated assets to support the assumed reinsurance liability. The Company has in place pay U.S. dollar, receive yen swap contracts to hedge the currency and yen interest rate exposure between the U.S. dollar denominated assets and the yen denominated fixed liability reinsurance payments.
Credit Contracts
Credit default swaps are used to purchase credit protection on an individual entity or referenced index to economically hedge against default risk and credit-related changes in the value of fixed maturity securities. Credit default swaps are also used to assume credit risk related to an individual entity or referenced index as a part of replication transactions. These contracts require the Company to pay or receive a periodic fee in exchange for compensation from the counterparty should the referenced security issuers experience a credit

43

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
4. Derivatives (continued)

event, as defined in the contract. In addition, the Company enters into credit default swaps to terminate existing credit default swaps, thereby offsetting the changes in value of the original swap going forward.
Equity Index Swaps and Options
The Company enters into equity index options to hedge the impact of a decline in the equity markets on the investment portfolio. The Company previously entered into total return swaps to hedge equity risk of specific common stock investments which were accounted for using fair value option in order to align the accounting treatment within net realized capital gains (losses). In addition, the Company formerly offered certain equity indexed products that remain in force, a portion of which contained embedded derivatives that require changes in value to be bifurcated from the host contract. The Company uses equity index swaps to economically hedge the equity volatility risk associated with the equity indexed products.
GMWB Derivatives, net
The Company formerly offered certain variable annuity products with GMWB riders. The GMWB product is a bifurcated embedded derivative ("GMWB product derivatives") that has a notional value equal to the GRB. The Company uses reinsurance contracts to transfer a portion of its risk of loss due to GMWB. The reinsurance contracts covering GMWB (“GMWB reinsurance contracts”) are accounted for as free-standing derivatives with a notional amount equal to the GRB reinsured.
The Company utilizes derivatives ("GMWB hedging instruments") as part of a dynamic hedging program designed to hedge a portion of the capital market risk exposures of the non-reinsured GMWB riders. The GMWB hedging instruments hedge changes in interest rates, equity market levels, and equity volatility. These derivatives include customized swaps, interest rate swaps and futures, and equity swaps, options and futures, on certain indices including the S&P 500 index, EAFE index and NASDAQ index. The Company retains the risk for differences between assumed and actual policyholder behavior and between the performance of the actively managed funds underlying the separate accounts and their respective indices.

GMWB Hedging Instruments
	Notional Amount		Fair Value
	Successor Company	Predecessor Company	Successor Company	Predecessor Company
	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017
Customized swaps	$3,877	$5,023	$71	$59
Equity swaps, options, and futures	776	1,407	(25)	(31)
Interest rate swaps and futures	3,140	3,022	25	39
Total	$7,793	$9,452	$71	$67
Macro Hedge Program
The Company utilizes equity swaps, options and futures to provide protection against the statutory tail scenario risk to the Company's statutory surplus arising from higher GMWB and guaranteed minimum death benefits ("GMDB") claims as well as lower variable annuity fee revenue. These derivatives cover some of the residual risks not otherwise covered by the dynamic hedging program.
Modified Coinsurance Reinsurance Contracts
As of December 31, 2018 (Successor Company) and 2017 (Predecessor Company), the Company had approximately $798 and $861, respectively, of invested assets supporting other policyholder funds and benefits payable reinsured under a modified coinsurance arrangement in connection with the sale of the Individual Life business, which was structured as a reinsurance transaction. The assets are primarily held in a trust established by the Company. The Company pays or receives cash quarterly to settle the operating results of the reinsured business, including the investment results. As a result of this modified coinsurance arrangement, the Company has an embedded derivative that transfers to the reinsurer certain unrealized changes in fair value of investments subject to interest rate and credit risk. The notional amount of the embedded derivative reinsurance contracts are the invested assets which are carried at fair value and support the reinsured reserves.
Derivative Balance Sheet Classification
For reporting purposes, the Company has elected to offset within assets or liabilities based upon the net of the fair value amounts, income accruals, and related cash collateral receivables and payables of OTC derivative instruments executed in a legal entity and with the same counterparty under a master netting agreement, which provides the Company with the legal right of offset. The following fair value amounts do not include income accruals or related cash collateral receivables and payables, which are netted with derivative fair value amounts to determine balance sheet presentation. Derivatives in the Company’s separate accounts, where the associated gains and losses accrue directly to policyholders are not included in the table below. The Company’s derivative instruments are held for risk

44

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
4. Derivatives (continued)

management purposes, unless otherwise noted in the following table. The notional amount of derivative contracts represents the basis upon which pay or receive amounts are calculated and is presented in the table to quantify the volume of the Company’s derivative activity. Notional amounts are not necessarily reflective of credit risk. The following tables exclude investments that contain an embedded credit derivative for which the Company has elected the fair value option. For further discussion, see the Fair Value Option section of Note 2 - Fair Value Measurements of Notes to the Consolidated Financial Statements.

	Net Derivatives				Asset Derivatives [1]		Liability Derivatives [1]
	Notional Amount		Fair Value		Fair Value		Fair Value
	Successor Company	Predecessor Company	Successor Company	Predecessor Company	Successor Company	Predecessor Company	Successor Company	Predecessor Company
Hedge Designation/ Derivative Type	Dec 31, 2018	Dec 31, 2017	Dec 31, 2018	Dec 31, 2017	Dec 31, 2018	Dec 31, 2017	Dec 31, 2018	Dec 31, 2017
Cash flow hedges
Interest rate swaps	$—	$1,486	$—	$—	$—	$1	$—	$(1)
Foreign currency swaps	—	182	—	(12)	—	5	—	(17)
Total cash flow hedges	—	1,668	—	(12)	—	6	—	(18)
Non-qualifying strategies
Interest rate contracts
Interest rate swaps and futures	3,152	3,219	(101)	(356)	38	203	(139)	(559)
Foreign exchange contracts
Foreign currency swaps and forwards	225	342	(9)	(6)	7	—	(16)	(6)
Fixed payout annuity hedge	270	540	(82)	(170)	—	—	(82)	(170)
Credit contracts
Credit derivatives that purchase credit protection	45	80	(1)	(3)	—	—	(1)	(3)
Credit derivatives that assume credit risk [2]	372	380	3	3	3	3	—	—
Credit derivatives in offsetting positions	43	200	—	1	5	7	(5)	(6)
Variable annuity hedge program
GMWB product derivatives [3]	9,957	11,390	(80)	(75)	—	—	(80)	(75)
GMWB reinsurance contracts	2,115	2,372	40	35	40	35	—	—
GMWB hedging instruments	7,793	9,452	71	67	114	116	(43)	(49)
Macro hedge program	10,765	7,252	247	23	288	45	(41)	(22)
Other
Modified coinsurance reinsurance contracts	798	861	12	55	12	55	—	—
Total non-qualifying strategies	35,535	36,088	100	(426)	507	464	(407)	(890)
Total cash flow hedges and non-qualifying strategies	$35,535	$37,756	$100	$(438)	$507	$470	$(407)	$(908)
Balance Sheet Location
Fixed maturities, available-for-sale	$41	$39	$—	$—	$—	$—	$—	$—
Other investments	11,000	10,340	212	135	248	149	(36)	(14)
Other liabilities	11,623	12,754	(84)	(588)	207	231	(291)	(819)
Reinsurance recoverables	2,914	3,233	52	90	52	90	—	—
Other policyholder funds and benefits payable	9,957	11,390	(80)	(75)	—	—	(80)	(75)
Total derivatives	$35,535	$37,756	$100	$(438)	$507	$470	$(407)	$(908)

[1]	Certain prior year amounts have been restated to conform to the current year presentation for OTC-cleared derivatives.

[2]	The derivative instruments related to this strategy are held for other investment purposes.

[3]	These derivatives are embedded within liabilities and are not held for risk management purposes.

45

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
4. Derivatives (continued)

Offsetting of Derivative Assets/Liabilities
The following tables present the gross fair value amounts, the amounts offset, and net position of derivative instruments eligible for offset in the Company's Consolidated Balance Sheets. Amounts offset include fair value amounts, income accruals and related cash collateral receivables and payables associated with derivative instruments that are traded under a common master netting agreement, as described in the preceding discussion. Also included in the tables are financial collateral receivables and payables, which are contractually permitted to be offset upon an event of default, although are disallowed for offsetting under U.S. GAAP.

	(i)	(ii)	(iii) = (i) - (ii)			(v) = (iii) - (iv)
			Net Amounts Presented in the Statement of Financial Position		Collateral Disallowed for Offset in the Statement of Financial Position
	Gross Amounts of Recognized Assets (Liabilities) [1]	Gross Amounts Offset in the Statement of Financial Position	Derivative Assets [2] (Liabilities) [3]	Accrued Interest and Cash Collateral (Received) [3] Pledged [4]	Financial Collateral (Received) [5]	Net Amount
Successor Company
As of December 31, 2018
Other investments	$455	$352	$212	$(109)	$65	$38
Other liabilities	(327)	(147)	(84)	(96)	(178)	(2)
Predecessor Company
As of December 31, 2017
Other investments	$380	$338	$135	$(93)	$—	$42
Other liabilities	(833)	(154)	(588)	(91)	(674)	(5)

[1]	Certain prior year amounts have been restated to conform to the current year presentation for OTC-cleared derivatives.

[2]	Included in other invested assets in the Company's Consolidated Balance Sheets.

[3]	Included in other liabilities in the Company's Consolidated Balance Sheets and is limited to the net derivative receivable associated with each counterparty.

[4]	Included in other investments in the Company's Consolidated Balance Sheets and is limited to the net derivative payable associated with each counterparty.

[5]	Excludes collateral associated with exchange-traded derivative instruments.
Cash Flow Hedges
For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative is reported as a component of OCI and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing hedge ineffectiveness are recognized in current period earnings. All components of each derivative’s gain or loss were included in the assessment of hedge effectiveness.

Derivatives in Cash Flow Hedging Relationships
Gain (Loss) Recognized in OCI on Derivative (Effective Portion)
	Successor Company	Predecessor Company
	June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018	2017	2016
Interest rate swaps	$—	$(17)	$(13)	$(16)
Foreign currency swaps	—	—	4	2
Total	$—	$(17)	$(9)	$(14)

46

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
4. Derivatives (continued)

Derivatives in Cash Flow Hedging Relationships
Gain (Loss) Reclassified from AOCI into Income (Effective Portion)
		Successor Company	Predecessor Company
		June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018	2017	2016
Interest rate swaps	Net realized capital gains (losses)	$—	$—	$(1)	$1
Interest rate swaps	Net investment income	—	8	26	25
Foreign currency swaps	Net realized capital gains (losses)	—	(2)	11	(2)
Total		$—	$6	$36	$24
For all periods presented, the Successor and Predecessor Company had no ineffectiveness recognized in income within net realized capital gains (losses).
For all periods presented, the Successor and Predecessor Company had no net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring.
Non-qualifying Strategies
For non-qualifying strategies, including embedded derivatives that are required to be bifurcated from their host contracts and accounted for as derivatives, the gain or loss on the derivative is recognized currently in earnings within net realized capital gains (losses).

Non-qualifying Strategies Gain (Loss) Recognized within Net Realized Capital Gains (Losses)
	Successor Company	Predecessor Company
	June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018	For the year ended December 31, 2017	For the year ended December 31, 2016
Variable annuity hedge program
GMWB product derivatives	$(25)	$82	$231	$88
GMWB reinsurance contracts	1	(25)	(49)	(14)
GMWB hedging instruments	36	(45)	(134)	(112)
Macro hedge program	153	(36)	(260)	(163)
Total variable annuity hedge program	165	(24)	(212)	(201)
Foreign exchange contracts
Foreign currency swaps and forwards	2	(3)	(9)	32
Fixed payout annuity hedge	(15)	10	4	25
Total foreign exchange contracts	(13)	7	(5)	57
Other non-qualifying derivatives
Interest rate contracts
Interest rate swaps, swaptions, and futures	23	(40)	4	(18)
Credit contracts
Credit derivatives that purchase credit protection	—	1	(12)	(9)
Credit derivatives that assume credit risk	(1)	(3)	18	15
Equity contracts
Equity index swaps and options	—	—	3	30
Other
Modified coinsurance reinsurance contracts	13	32	(13)	(12)
Total other non-qualifying derivatives	35	(10)	—	6
Total [1]	$187	$(27)	$(217)	$(138)

[1]
Excludes investments that contain an embedded credit derivative for which the Company has elected the fair value option. For further discussion, see the Fair Value Option section in Note 2 - Fair Value Measurements of Notes to the Consolidated Financial Statements.

47

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
4. Derivatives (continued)

Credit Risk Assumed through Credit Derivatives
The Company enters into credit default swaps that assume credit risk of a single entity or referenced index in order to synthetically replicate investment transactions that are permissible under the Company's investment policies. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer’s debt obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include standard diversified portfolios of corporate and CMBS issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.

As of December 31, 2018 (Successor Company)
				Underlying Referenced Credit Obligation(s) [1]
Credit Derivative type by derivative risk exposure	Notional Amount [2]	Fair Value	Weighted Average Years to Maturity	Type	Average Credit Rating	Offsetting Notional Amount [3]	Offsetting Fair Value [3]
Single name credit default swaps
Investment grade risk exposure	$80	$1	4 years	Corporate Credit/ Foreign Gov.	A	$—	$—
Basket credit default swaps [4]
Investment grade risk exposure	202	1	5 years	Corporate Credit	BBB+	—	—
Below investment grade risk exposure	80	2	5 years	Corporate Credit	B+		—
Investment grade risk exposure	12	(1)	5 years	CMBS Credit	A-	2	—
Below investment grade risk exposure	19	(5)	Less than 1 Year	CMBS Credit	B-	19	5
Total [5]	$393	$(2)				$21	$5

As of December 31, 2017 (Predecessor Company)
				Underlying Referenced Credit Obligation(s) [1]
Credit Derivative type by derivative risk exposure	Notional Amount [2]	Fair Value	Weighted Average Years to Maturity	Type	Average Credit Rating	Offsetting Notional Amount [3]	Offsetting Fair Value [3]
Single name credit default swaps
Investment grade risk exposure	$120	$3	5 years	Corporate Credit/ Foreign Gov.	A-	$—	$—
Below investment grade risk exposure	43	—	Less than 1 Year	Corporate Credit	B	43	—
Basket credit default swaps [4]
Investment grade risk exposure	250	—	5 years	Corporate Credit	BBB+	—	—
Below investment grade risk exposure	22	2	3 years	Corporate Credit	B+	22	—
Investment grade risk exposure	15	(1)	4 years	CMBS Credit	A	5	—
Below investment grade risk exposure	30	(5)	Less than 1 Year	CMBS Credit	CCC	30	5
Total [5]	$480	$(1)				$100	$5

[1]
The average credit ratings are based on availability and are generally the midpoint of the available ratings among Moody’s, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

[2]
Notional amount is equal to the maximum potential future loss amount. These derivatives are governed by agreements and applicable law which include collateral posting requirements. There is no additional specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

[3]
The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of, or losses paid related to, the original swap.

[4]
Comprised of swaps of standard market indices of diversified portfolios of corporate and CMBS issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.

[5]
Excludes investments that contain an embedded credit derivative for which the Company has elected the fair value option. For further discussion, see the Fair Value Option section in Note 2 - Fair Value Measurements of Notes to the Consolidated Financial Statements.

48

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
4. Derivatives (continued)

Derivative Collateral Arrangements
The Company enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2018 (Successor Company) and 2017 (Predecessor Company), the Company pledged cash collateral associated with derivative instruments with a fair value of $2 and $6, respectively, for which the collateral receivable has been recorded in other assets or other liabilities on the Company's Consolidated Balance Sheets, as determined by the Company Company's election to offset on the balance sheet. The Company also pledged securities collateral associated with derivative instruments with a fair value of $191 and $729, respectively, as of December 31, 2018 (Successor Company) and 2017 (Predecessor Company) which have been included in fixed maturities on the Consolidated Balance Sheets. The counterparties have the right to sell or re-pledge these securities. In addition, as of December 31, 2018 (Successor Company) and 2017 (Predecessor Company), the Company has pledged initial margin of cash and securities to clearinghouses and exchanges related to OTC-cleared and exchange traded derivatives of $85 and $136, respectively.
As of December 31, 2018 (Successor Company) and 2017 (Predecessor Company), the Company accepted cash collateral associated with derivative instruments of $402 and $310, respectively, which was invested and recorded in the Company's Consolidated Balance Sheets in fixed maturities and short-term investments with corresponding amounts recorded in other investments or other liabilities as determined by the Company's election to offset on the balance sheet. The Company also accepted securities collateral as of December 31, 2018 (Successor Company) with a fair value of $76, all of which the Company has the ability to sell or repledge. As of December 31, 2018 (Successor Company), the Company had not repledged securities and did not sell any securities. The non-cash collateral accepted was held in separate custodial accounts and was not included in the Company’s Consolidated Balance Sheets. As of December 31, 2017 (Predecessor Company), the Company did not hold any securities collateral.

49

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
5. Reinsurance

The Company cedes insurance to unaffiliated insurers to enable the Company to manage capital and risk exposure. Such arrangements do not relieve the Company of its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly monitors the financial condition and ratings of its reinsurers and structures agreements to provide collateral funds where necessary.
Reinsurance Recoverables
Reinsurance recoverables include balances due from reinsurance companies and are presented net of an allowance for uncollectible reinsurance. Reinsurance recoverables include an estimate of the amount of policyholder benefits that may be ceded under the terms of the reinsurance agreements. Amounts recoverable from reinsurers are estimated in a manner consistent with assumptions used for the underlying policy benefits. Accordingly, the Company’s estimate of reinsurance recoverables is subject to similar risks and uncertainties as the estimate of the gross reserve for future policy benefits.

Reinsurance Recoverables
	Successor Company	Predecessor Company
	As of December 31, 2018	As of December 31, 2017
Reserve for future policy benefits and other policyholder funds and benefits payable
Sold businesses (MassMutual and Prudential)	$19,354	$19,448
Commonwealth	8,969	—
Other reinsurers	1,241	1,337
Gross reinsurance recoverables	$29,564	$20,785
As of December 31, 2018, the Company (Successor Company) had reinsurance recoverables from Commonwealth, MassMutual and Prudential of approximately $9.0 billion, $8.1 billion and $11.3 billion, respectively. As of December 31, 2017, the Company (Predecessor Company) had reinsurance recoverables from MassMutual and Prudential of $8.3 billion and $11.1 billion, respectively. The Company's obligations to its direct policyholders that have been reinsured to Commonwealth, MassMutual and Prudential are primarily secured by invested assets held in trust.
No allowance for uncollectible reinsurance is required as of December 31, 2018 (Successor Company) and December 31, 2017 (Predecessor Company). The allowance for uncollectible reinsurance reflects management’s best estimate of reinsurance cessions that may be uncollectible in the future due to reinsurers’ unwillingness or inability to pay. The Company analyzes the overall credit quality of the Company’s reinsurers. Based on this analysis, the Company may adjust the allowance for uncollectible reinsurance or charge off reinsurer balances that are determined to be uncollectible. Where its contracts permit, the Company secures future claim obligations with various forms of collateral, including irrevocable letters of credit, secured trusts and funds held accounts. Although management has determined that no allowance is required at this time, the Company closely monitors the financial condition, ratings and current market information of all of its counterparty reinsurers.
Insurance Revenues

	Successor Company	Predecessor Company
	June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018	For the Years Ended December 31,
			2017	2016
Gross earned premiums, fee income and other	$1,439	$1,059	$2,434	$2,659
Reinsurance assumed	66	48	116	129
Reinsurance ceded	(972)	(684)	(1,539)	(1,616)
Net earned premiums, fee income and other	$533	$423	$1,011	$1,172
The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Insurance recoveries on ceded reinsurance agreements, which reduce death and other benefits, were $731 for the period of June 1, 2018 to December 31, 2018 (Successor Company), $546 for the period of January 1, 2018 to May 31, 2018 (Predecessor Company) and $1,150 and $1,131 for the years ended December 31, 2017, and 2016 (Predecessor Company), respectively. In addition, the Company has reinsured a portion of the risk associated with U.S. variable annuities and the associated GMDB and GMWB riders.

50

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
6. Deferred Policy Acquisition Costs and Value of Business Acquired

Changes in the DAC Balance [1]
	Successor Company	Predecessor Company
	June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018	For the years ended December 31,
			2017	2016
Balance, beginning of period	$—	$405	$463	$542
Deferred costs	—	1	2	7
Amortization — DAC	—	(13)	(51)	(40)
Amortization — Unlock benefit (charge), pre-tax	—	(3)	3	(74)
Adjustments to unrealized gains and losses on securities AFS and other	—	31	(12)	28
Balance, end of period	$—	$421	$405	$463

[1]
Effective with the application of pushdown accounting on May 31, 2018, the Company eliminated its DAC balance through a pushdown accounting adjustment. Please see Note 1, Basis of Presentation and Significant Accounting Policies of Notes to Consolidated Financial Statements for further discussion of pushdown accounting.

Changes in the VOBA Balance [1]
	Successor Company	Predecessor Company
	June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018	For the years ended December 31,
			2017	2016
Balance, beginning of period	$805	$—	$—	$—
Amortization	(80)	—	—	—
Amortization — Unlock charge, pre-tax	(19)	—	—	—
Adjustments to unrealized gains and losses on securities AFS and other	10	—	—	—
Balance, end of period	$716	$—	$—	$—

[1]
Effective with the application of pushdown accounting on May 31, 2018, the Company established its VOBA balance through a pushdown accounting adjustment. Please see Note 1, Basis of Presentation and Significant Accounting Policies of Notes to Consolidated Financial Statements for further discussion of pushdown accounting.

Expected Amortization of VOBA
Successor Company
Years	Expected Amortization
2019	$23
2020	$35
2021	$47
2022	$43
2023	$41

51

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
7. Reserves for Future Policy Benefits and Separate Account Liabilities

Changes in Reserves for Future Policy Benefits
Successor Company
	Universal Life-Type Contracts
	GMDB/GMWB [1]	Life Secondary Guarantees	Traditional Annuity and Other Contracts [2]	Total
Liability balance as of June 1, 2018 [4]	$471	$3,057	$14,529	$18,057
Incurred [3]	48	250	566	864
Paid	(57)	(31)	(510)	(598)
Liability balance as of December 31, 2018	$462	$3,276	$14,585	$18,323
Reinsurance recoverable asset, as of June 1, 2018 [4]	$294	$3,057	$1,964	$5,315
Incurred [3]	36	250	3,192	3,478
Paid	(46)	(31)	(184)	(261)
Reinsurance recoverable asset, as of December 31, 2018	$284	$3,276	$4,972	$8,532

Predecessor Company
	Universal Life-Type Contracts
	GMDB/GMWB [1]	Universal Life Secondary Guarantees	Traditional Annuity and Other Contracts [2]	Total Future Policy Benefits
Liability balance as of January 1, 2018	$873	$2,940	$10,669	$14,482
Incurred [3]	56	117	229	402
Paid	(45)	—	(326)	(371)
Change in unrealized investment gains and losses	—	—	(205)	(205)
Liability balance as of May 31, 2018	$884	$3,057	$10,367	$14,308
Reinsurance recoverable asset, as of January 1, 2018	$464	$2,940	$1,742	$5,146
Incurred [3]	36	117	(25)	128
Paid	(37)	—	(24)	(61)
Reinsurance recoverable asset, as of May 31, 2018	$463	$3,057	$1,693	$5,213

Predecessor Company
	Universal Life-Type Contracts
	GMDB/GMWB [1]	Life Secondary Guarantees	Traditional Annuity and Other Contracts [2]	Total Future Policy Benefits
Liability balance as of January 1, 2017	$786	$2,627	$10,587	$14,000
Incurred [3]	185	313	777	1,275
Paid	(98)	—	(787)	(885)
Change in unrealized investment gains and losses	—	—	92	92
Liability balance as of December 31, 2017	$873	$2,940	$10,669	$14,482
Reinsurance recoverable asset, as of January 1, 2017	$432	$2,627	$1,697	$4,756
Incurred [3]	113	313	108	534
Paid	(81)	—	(63)	(144)
Reinsurance recoverable asset, as of December 31, 2017	$464	$2,940	$1,742	$5,146

[1]
These liability balances include all GMDB benefits, plus the life-contingent portion of GMWB benefits in excess of the return of the GRB. GMWB benefits up to the GRB are embedded derivatives held at fair value and are excluded from these balances.

[2]	Represents life-contingent reserves for which the company is subject to insurance and investment risk.

[3]	Includes the portion of assessments established as additions to reserves as well as changes in estimates affecting the reserves.
[4] For additional information regarding the June 1, 2018 valuations, please see Note 1, Basis of Presentation and Significant Accounting Policies of Notes to Consolidated Financial Statements for further discussion of pushdown accounting.

52

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
7. Reserves for Future Policy Benefits and Separate Account Liabilities (continued)

Account Value by GMDB/GMWB Type as of December 31, 2018 (Successor Company)
	Account Value (“AV”) [9]	Net amount at Risk (“NAR”) [10]	Retained Net Amount at Risk (“RNAR”) [10]	Weighted Average Attained Age of Annuitant
MAV [1]
MAV only	$11,460	$2,543	$516	72
With 5% rollup [2]	942	177	68	72
With Earnings Protection Benefit Rider (“EPB”) [3]	2,899	452	76	72
With 5% rollup & EPB	400	92	20	74
Total MAV	15,701	3,264	680
Asset Protection Benefit ("APB") [4]	7,958	676	447	70
Lifetime Income Benefit ("LIB") – Death Benefit [5]	362	8	8	72
Reset [6] (5-7 years)	2,105	10	9	71
Return of Premium ("ROP") [7] /Other	5,654	76	73	72
Variable Annuity without GMDB [8]	1,846	—	—	68
Subtotal Variable Annuity [11]	$33,626	$4,034	$1,217	71
Less: General Account Value	3,387
Subtotal Variable Annuity Separate Account Liabilities	30,239
Separate Account Liabilities - Other	68,575
Total Separate Account Liabilities	$98,814

[1]	MAV GMDB is the greatest of current AV, net premiums paid and the highest AV on any anniversary before age 80 years (adjusted for withdrawals).

[2]
Rollup GMDB is the greatest of the MAV, current AV, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 years or 100% of adjusted premiums.

[3]
EPB GMDB is the greatest of the MAV, current AV, or contract value plus a percentage of the contract’s growth. The contract’s growth is AV less premiums net of withdrawals, subject to a cap of 200% of premiums net withdrawals.

[4]	APB GMDB is the greater of current AV or MAV, not to exceed current AV plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).

[5]	LIB GMDB is the greatest of current AV; net premiums paid; or, for certain contracts, a benefit amount generally based on market performance that ratchets over time.

[6]	Reset GMDB is the greatest of current AV, net premiums paid and the most recent five to seven year anniversary AV before age 80 years (adjusted for withdrawals).

[7]	ROP GMDB is the greater of current AV and net premiums paid.

[8]	Includes account value for contracts that had a GMDB at issue but no longer have a GMDB due to certain elections made by policyholders or their beneficiaries.

[9]	AV includes the contract holder’s investment in the separate account and the general account.

[10]
NAR is defined as the guaranteed minimum death benefit in excess of the current AV. RNAR represents NAR reduced for reinsurance. NAR and RNAR are highly sensitive to equity market movements and increase when equity markets decline.

[11]
Some variable annuity contracts with GMDB also have a life-contingent GMWB that may provide for benefits in excess of the return of the GRB. Such contracts included in this amount have $5.0 billion of total account value and weighted average attained age of 74 years. There is no NAR or retained NAR related to these contracts.

53

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
7. Reserves for Future Policy Benefits and Separate Account Liabilities (continued)

Account Balance Breakdown of Variable Separate Account Investments
	Successor Company	Predecessor Company
Asset type	December 31, 2018	December 31, 2017
Equity securities (including mutual funds)	$28,953	$34,496
Cash and cash equivalents [1]	1,286	2,712
Total [2]	$30,239	$37,208

[1]
The Company has historically presented Cash and cash equivalents using a returns-based regression analysis. For the year ended December 31, 2018, the Cash and cash equivalents represent an allocation of the portfolio holdings.

[2]
Includes $1.8 billion and $1.9 billion of account value as of December 31, 2018 (Successor Company) and December 31, 2017 (Predecessor Company) for contracts without a GMDB due to certain elections made by policyholders or their beneficiaries.

As of December 31, 2018 (Successor Company) and December 31, 2017 (Predecessor Company), approximately 20% and 15% of the equity securities (including mutual funds), in the preceding table were funds invested in fixed income securities and approximately 80% and 85% were funds invested in equity securities.
For further information on guaranteed living benefits that are accounted for at fair value, such as GMWB, see Note 2 - Fair Value Measurements of Notes to Consolidated Financial Statements.

54

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
8. Other Intangible Assets

Other Intangible Assets
As of December 31, 2018 (Successor Company)
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Expected Life
Amortized Intangible Assets [1]	$29	$4	$25	5
Total Indefinite Lived Intangible Assets [2]	26	—	26	—
Total Other Intangible Assets	$55	$4	$51	5

[1]	Consist of internally developed software

[2]	Consist of state insurance licenses.

Expected Pre-tax Amortization Expense
Successor Company
Years	Expected Future Amortization
2019	$6
2020	$6
2021	$6
2022	$6
2023	$1

55

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
9. Debt

Collateralized Advances
The Company is a member of the Federal Home Loan Bank of Boston (“FHLBB”). Membership allows the Company access to collateralized advances, which may be used to support various spread-based business and enhance liquidity management. FHLBB membership requires the company to own member stock and advances require the purchase of activity stock. The amount of advances that can be taken are dependent on the asset types pledged to secure the advances. The Connecticut Insurance Department ("CTDOI") will permit the Company to pledge up to approximately $1.2 billion in qualifying assets to secure FHLBB advances for 2019. The pledge limit is recalculated annually based on statutory admitted assets and capital and surplus. The Company would need to seek the prior approval of the CTDOI in order to exceed these limits. As of December 31, 2018, the Company had no advances outstanding under the FHLBB facility.

56

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
10. Income Taxes

The provision (benefit) for income taxes consists of the following:

	Successor Company	Predecessor Company
	June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018	For the years ended December 31,
			2017	2016
Income Tax Expense (Benefit)
Current - U.S. Federal	$(15)	$1	$4	$2
Deferred - U.S. Federal	74	6	418	72
Total income tax expense	$59	$7	$422	$74
Deferred tax assets and liabilities on the consolidated balance sheets represent the tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets (liabilities) include the following:

	Successor Company	Predecessor Company
Deferred Tax Assets	As of December 31, 2018	As of December 31, 2017
Tax basis deferred policy acquisition costs	$40	$60
Unearned premium reserve and other underwriting related reserves	4	4
Financial statement DAC, VOBA and reserves	538	39
Investment-related items	—	155
Insurance product derivatives	—	12
Net operating loss carryover	206	681
Employee benefits	4	—
Foreign tax credit carryover	6	23
Net unrealized loss on investments	48	—
Deferred reinsurance gain	224	—
Other	12	29
Total Deferred Tax Assets	1,082	1,003
Deferred Tax Liabilities
Investment related items	(113)	—
Net unrealized gains on investments	—	(398)
Employee benefits	—	(49)
Total Deferred Tax Liabilities	(113)	(447)
Net Deferred Tax Assets	$969	$556

57

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
10. Income Taxes (continued)

Due to the Talcott Resolution Sale Transaction, the Company will be part of The Hartford’s consolidated tax return for the period January 1, 2018 through May 31, 2018. The Company’s tax liability for this period is an allocable portion of The Hartford’s consolidated liability, and is computed in accordance with a written agreement with The Hartford. For the of period June 1, 2018 through December 31, 2018 the Company will file a separate consolidated return and stand alone federal income tax returns for the members noted below:

Talcott Resolution Life Insurance Company

	Talcott Resolution Life and Annuity Insurance Company	American Maturity Life Insurance Company	Talcott Resolution International Life Reassurance Company

Talcott Resolution Distribution Company	Talcott Resolution Comprehensive Employee Benefit Service Company
Consolidated Federal Tax Return
Stand Alone Federal Tax Return
The federal audits have been completed through 2013 and the Company is not currently under examination for any open years. Management believes that adequate provision has been made in the consolidated financial statements for any potential adjustments that may result from tax examinations and other tax-related matters for all open tax years. For the periods ending December 31, 2018 (Successor Company), and December 31, 2017 and May 31, 2018 (Predecessor Company), the Company had no reserves for uncertain tax positions. At December 31, 2018, there was no unrecognized tax benefit that if recognized would affect the effective tax rate and that is reasonably possible of significantly increasing or decreasing within the next 12 months.
The Company classifies interest and penalties (if applicable) as income tax expense in the consolidated financial statements. The Company recognized no interest expense for the period of June 1, 2018 to December 31, 2018 (Successor Company), the period of January 1, 2018 to May 31, 2018 (Predecessor Company) and for the year ended December 31, 2017 (Predecessor Company). The Company had no interest payable as of December 31, 2018 (Successor Company) and December 31, 2017 (Predecessor Company). The Company does not believe it would be subject to any penalties in any open tax years and, therefore, has not recorded any accrual for penalties.
The application of purchase and pushdown accounting resulted in market value adjustments to the Company’s assets and liabilities, which resulted in a corresponding increase in the Company’s deferred tax asset. For further information, see Note 1- Basis of Presentation and Significant Accounting Policies of Notes to Consolidated Financial Statements.
The Company believes it is more likely than not that all deferred tax assets will be fully realized. In assessing the need for a valuation allowance, management considered future taxable temporary difference reversals, future taxable income exclusive of reversing temporary differences and carryovers, taxable income in open carry back years and other tax planning strategies. From time to time, tax planning strategies could include holding a portion of debt securities with market value losses until recovery, making investments which have specific tax characteristics and business considerations such as asset-liability matching.
Net deferred income taxes include the future tax benefits associated with the net operating loss carryover and foreign tax credit carryover as follows:
Net Operating Loss Carryover
As of December 31, 2018 (Successor Company) and 2017 (Predecessor Company), the net deferred tax asset included the expected tax benefit attributable to net operating losses of $982 and $3,243, respectively. The December 31, 2018 total includes $596 of U.S. losses generated prior to 2017 that are subject to limits on the period for which they can be carried forward. If not utilized, these losses will expire from 2027 to 2030. Utilization of these loss carryovers is dependent upon the generation of sufficient future taxable income. The December 31, 2018 total also includes $386 of U.S. losses generated in the Successor Company's taxable year beginning June 1, 2018; primarily due to the Commonwealth Annuity Reinsurance Agreement. These losses do not expire, but their utilization in any carryforward year is limited to 80% of taxable income in that year.

58

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
10. Income Taxes (continued)

Given the continued run off of the U.S. fixed and variable annuity business, the exposure to taxable losses is significantly lessened, and given the Company's expected future earnings, the Company believes sufficient taxable income will be generated in the future to utilize its net operating loss carryover. Although the Company believes there will be sufficient future taxable income to fully recover the remainder of the loss carryover, the Company's estimate of the likely realization may change over time. In connection with the Talcott Resolution Sale Transaction, the Company has forgone approximately $555 of deferred tax assets associated with net operating loss carryovers that were retained by The Hartford.
Foreign Tax Credit Carryover
As of December 31, 2018 (Successor Company) and December 31, 2017 (Predecessor Company), the net deferred tax asset included the expected tax benefit attributable to foreign tax credit carryovers of $6 and $23, respectively. In connection with the Talcott Resolution Sale Transaction, the Company has forgone approximately $23 of deferred tax assets associated with foreign tax credit carryovers that were retained by The Hartford.
Alternative Minimum Tax Credit
As of December 31, 2018 (Successor Company) and December 31, 2017 (Predecessor Company), the Company had an alternative minimum tax credit ("AMT") carryover, net of a sequestration fee payable, of $0 and $235, respectively, which is reflected as a current income tax receivable within Other assets in the accompanying Consolidated Balance Sheets. In connection with the Talcott Resolution Sale Transaction, The Hartford retained all AMT credits.
A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

	Successor Company	Predecessor Company
	June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018	For the years ended December 31,
			2017	2016
Tax provision at U.S. Federal statutory rate	$98	$21	$132	$125
Dividends received deduction	(37)	(12)	(102)	(76)
Foreign related investments	(4)	(3)	(7)	(7)
Valuation allowance	—	—	—	31
Tax reform	—	(2)	396	—
Other	2	3	3	1
Provision for income taxes	$59	$7	$422	$74
The separate account DRD is estimated for the current year using information from the most recent return, adjusted for current year equity market performance and other appropriate factors, including estimated levels of corporate dividend payments and level of policy owner equity account balances. The actual current year DRD can vary from estimates based on, but not limited to, changes in eligible dividends received in the mutual funds, amounts of distributions from these mutual funds, amounts of short-term capital gains at the mutual fund level and the Company’s taxable income before the DRD. The Company evaluates its DRD computations on a quarterly basis.

59

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
11. Commitments and Contingencies

Contingencies Relating to Corporate Litigation and Regulatory Matters
Management evaluates each contingent matter separately. A loss is recorded if probable and reasonably estimable. Management establishes reserves for these contingencies at its “best estimate,” or, if no one number within the range of possible losses is more probable than any other, the Company records an estimated liability at the low end of the range of losses.
Litigation
The Company is involved in claims litigation arising in the ordinary course of business with respect to life and annuity contracts. The Company accounts for such activity through the establishment of reserves for future policy benefits. Management expects that the ultimate liability, if any, with respect to such ordinary-course claims litigation, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition, results of operations or cash flows of the Company.
The Company is also involved in other kinds of legal actions, some of which assert claims for substantial amounts. Such actions have alleged, for example, bad faith in the handling of insurance claims and improper sales practices in connection with the sale of insurance and investment products. Some of these actions also seek punitive damages. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company’s consolidated financial condition, results of operations or cash flows in particular quarterly or annual periods.
Lease Commitments
The rent paid to Hartford Fire Insurance Company ("Hartford Fire") for operating leases was $1 for the period of June 1, 2018 to December 31, 2018 (Successor Company), $1 for the period of January 1, 2018 to May 31, 2018 (Predecessor Company) and $2 and $2 for the years ended December 31, 2017 and 2016 (Predecessor Company), respectively.

Operating Leases
2019	$2
2020	2
2021	1
2022	1
2023	1
Thereafter	—
Total minimum lease payments	$7
Unfunded Commitments
As of December 31, 2018 (Successor Company), the Company has outstanding commitments totaling $577, of which $478 is committed to fund limited partnership and other alternative investments, which may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses. Additionally, $42 of the outstanding commitments relate to various funding obligations associated with private debt and equity securities. The remaining outstanding commitments of $57 relate to mortgage loans. Of the $577 in total outstanding commitments, $18 are related to mortgage loan commitments which the Company can cancel unconditionally.
Guaranty Fund and Other Insurance-related Assessments
In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state’s fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year depending on the state.
Liabilities for guaranty funds and other insurance-related assessments are accrued when an assessment is probable, when it can be reasonably estimated, and when the event obligating the Company to pay an imposed or probable assessment has occurred. Liabilities for guaranty funds and other insurance-related assessments are not discounted and are included as part of other liabilities in the Consolidated Balance Sheets. As of December 31, 2018 (Successor Company) and December 31, 2017 (Predecessor Company) the liability balance was $8. As of December 31, 2018 (Successor Company) and December 31, 2017 (Predecessor Company) amounts related to premium tax offsets of $4 and $11, respectively, were included in other assets.

60

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
11. Commitments and Contingencies (continued)

Derivative Commitments
Certain of the Company’s derivative agreements contain provisions that are tied to the financial strength ratings, as set by nationally recognized statistical agencies or risked-based capital ("RBC") tests, of the individual legal entity that entered into the derivative agreement. If the legal entity’s financial strength were to fall below certain thresholds, the counterparties to the derivative agreements could terminate the agreements and demand immediate settlement of all outstanding derivative positions traded under each impacted bilateral agreement. The settlement amount is determined by netting the derivative positions transacted under each agreement. If the termination rights were to be exercised by the counterparties, it could impact the legal entity’s ability to conduct hedging activities by increasing the associated costs and decreasing the willingness of counterparties to transact with the legal entity. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a net liability position as of December 31, 2018 (Successor Company) is $181. Of this $181 the legal entities have posted collateral of $190, which is inclusive of initial margin requirements, in the normal course of business. In addition, the Company has posted collateral of $29 associated with a customized GMWB derivative. These collateral amounts could change as derivative market values change, as a result of changes in our hedging activities or to the extent changes in contractual terms are negotiated. The nature of the collateral that we post, when required, would be primarily in the form of U.S. Treasury bills, U.S. Treasury notes and government agency securities.

61

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
12. Transactions with Affiliates

Parent Company Transactions (Successor Company)
At December 31, 2018, the Company had no direct employees. The Company's operations are managed by employees of its parent, TLI, and the costs of these services are allocated to the Company through an intercompany services and cost allocation agreement.
Parent Company Transactions (Predecessor Company)
Transactions of the Company with Hartford Fire, HHI and its affiliates related principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions, and employee costs. In addition, the Company had issued structured settlement contracts to fund claims settlements of property casualty insurance companies and self-insured entities. In many cases, the structured settlement contracts were to fund claim settlements of the Company's affiliated property and casualty companies whereby these property and casualty companies transferred funds to another affiliate of the Company to purchase the contracts. Reserves for annuities issued by the Company to The Hartford's property and casualty subsidiaries to fund structured settlement payments where the claimant have not released The Hartford's property and casualty subsidiaries of their primary obligation totaled $682 as of December 31, 2017 (Predecessor Company).
Prior to the sale of the Company, substantially all general insurance expenses related to the Company were initially paid by The Hartford. Expenses were allocated to the Company using specific identification if available, or other applicable methods, that would include a blend of revenue, expense and capital.
The Hartford Life Insurance Company (Predecessor Company) issued a guarantee to retirees and vested terminated employees of The Hartford Retirement Plan for U.S. Employees (the "Plan") who retired or terminated prior to January 1, 2004 (the "Retirees"). The Plan was sponsored by The Hartford. The guarantee was a commitment to pay all accrued benefits which the Retiree or the Retiree’s designated beneficiary was entitled to receive under the Plan in the event the Plan assets were insufficient to fund those benefits and The Hartford was unable to provide sufficient assets to fund those benefits. In June 2017, The Hartford purchased a group annuity contract with The Prudential Insurance Company of America and settled a portion of The Hartford's benefit obligation, which included, among others, the Retirees. With the purchase of this group annuity contract, The Hartford transferred its responsibility for the Retirees' pension benefits to The Prudential Insurance Company of America, thereby causing the Plan to have no further liability with respect to any and all of the benefits of the Retirees. Accordingly, the discharge of the underlying pension obligation extinguished the Company's guarantee.
In 1990, Hartford Fire guaranteed the obligations of the Company with respect to life, accident and health insurance and annuity contracts issued after January 1, 1990. The guarantee was issued to provide an increased level of security to potential purchasers of the Company's products. Although the guarantee was terminated in 1997, it still covers policies that were issued from 1990 to 1997. As of December 31, 2017, no recoverables were recorded for this guarantee, as the Company was able to meet these policyholder obligations.
Reinsurance Ceded to Affiliates (Predecessor Company)
The Company maintains a reinsurance agreement with Hartford Life and Accident Insurance Company ("HLA") whereby the Company cedes both group life and group and individual accident and health risk. Under this agreement, the Company ceded group life premium of $9 for the period of January 1, 2018 to May 31, 2018 (Predecessor Company) and $27 and $40 for the years ended December 31, 2017, and 2016 (Predecessor Company), respectively. The Company ceded accident and health premiums to HLA of $25 for the period of January 1, 2018 to May 31, 2018 (Predecessor Company) and $70 and $86 for the years ended December 31, 2017, and 2016 (Predecessor Company), respectively.
Effective August 1, 2016, the Company recaptured a reinsurance agreement with HLA, a wholly owned subsidiary of Hartford Life, Inc. whereby the Company had ceded a single group annuity contract to HLA under a 100% quota share agreement. As a result of this recapture, the Company received a return of premium of $90 and increased reserves by $63 resulting in a recognized pre-tax gain of approximately $27.

62

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
13. Statutory Results

The domestic insurance subsidiaries of the Company prepare their statutory financial statements in conformity with statutory accounting practices prescribed or permitted by the applicable state insurance department which vary materially from U.S. GAAP. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. The differences between statutory financial statements and financial statements prepared in accordance with U.S. GAAP vary between domestic and foreign jurisdictions. The principal differences are that statutory financial statements do not reflect deferred policy acquisition and value of business acquired costs and limit deferred income taxes, predominately use interest rate and mortality assumptions prescribed by the NAIC for life benefit reserves, generally carry bonds at amortized cost and present reinsurance assets and liabilities net of reinsurance. For reporting purposes, statutory capital and surplus is referred to collectively as "statutory capital".
Statutory net income and statutory capital are as follows:

	Successor Company	Predecessor Company
	June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018	For the years ended December 31,
			2017	2016
Combined statutory net income (loss)	$(126)	$181	$369	$349

	Successor Company	Predecessor Company
	As of December 31,	As of December 31,
	2018	2017
Statutory capital [1]	$3,713	$3,552

[1]
The Company relies upon a prescribed practice allowed by Connecticut state laws that allow the Company to receive a reinsurance reserve credit for reinsurance treaties that provide for a limited right of unilateral cancellation by the reinsurer. The benefit from this prescribed practice is approximately $135 and $174 as of December 31, 2018 (Successor Company) and 2017 (Predecessor Company), respectively.

Statutory accounting practices do not consolidate the net income (loss) of subsidiaries that report under U.S. GAAP. The combined statutory net income above represents the total statutory net income of the Company, and its other insurance subsidiaries.
Regulatory Capital Requirements
The Company's U.S. insurance companies' states of domicile impose risk-based capital ("RBC") requirements. The requirements provide a means of measuring the minimum amount of statutory capital appropriate for an insurance company to support its overall business operations based on its size and risk profile. Regulatory compliance is determined by a ratio of a company's total adjusted capital ("TAC") to its authorized control level RBC ("ACL RBC"). Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences ("Company Action Level") is two times the ACL RBC. The adequacy of a company's capital is determined by the ratio of a company's TAC to its Company Action Level, known as the "RBC ratio". The Company and all of its operating insurance subsidiaries had RBC ratios in excess of the minimum levels required by the applicable insurance regulations. The RBC ratios for the Company and its principal life insurance operating subsidiaries were all in excess of 300% of their Company Action Levels as of December 31, 2018 (Successor Company) and 2017 (Predecessor Company). The reporting of RBC ratios is not intended for the purpose of ranking any insurance company, or for use in connection with any marketing, advertising or promotional activities.
Dividends
Dividends to the Company from its insurance subsidiaries and dividends from the Company to its parent are restricted by insurance regulation. The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer’s policyholder surplus as of December 31 of the preceding year or (ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting principles. In addition, if any dividend of a domiciled insurer exceeds the insurer’s earned surplus or certain other thresholds as calculated under applicable state insurance law, the dividend requires the prior approval of the domestic regulator. In addition to statutory limitations on paying dividends, the Company also takes other items into consideration when determining dividends from subsidiaries. These considerations include, but are not limited to, expected earnings and capitalization of the subsidiary, regulatory capital requirements and liquidity requirements of the individual operating company. As a condition of the sale, Talcott Resolution Life Insurance Company and its affiliates are required to gain pre-approval from the state insurance commissioner for any dividends, regardless of size, through May 31, 2020.

63

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
13. Statutory Results (continued)

Prior to the close of the Talcott Resolution Sale Transaction, the Hartford Life Insurance Company (Predecessor Company) paid approximately $619 in dividends to its parent and subsequently to The Hartford. TL, formerly known as Hartford Life Insurance Company, contributed $309 and TLA, formally known as Hartford Life and Annuity Insurance Company, contributed $308 including other intercompany transactions net settled between TL and The Hartford prior to closing.

64

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
14. Changes in and Reclassifications From Accumulated Other Comprehensive Income

Changes in AOCI, Net of Tax for the Period of June 1, 2018 to December 31, 2018 (Successor Company)
	Changes in
	Net Unrealized Gain on Securities	Net Gain on Cash Flow Hedging Instruments	Foreign Currency Translation Adjustments	AOCI, net of tax
Beginning balance	$—	$—	$—	$—
OCI before reclassifications	(198)	—	2	(196)
Amounts reclassified from AOCI	25	—	—	25
OCI, net of tax	(173)	—	2	(171)
Ending balance	$(173)	$—	$2	$(171)

Changes in AOCI, Net of Tax for the Period of January 1, 2018 to May 31, 2018 (Predecessor Company)
	Changes in
	Net Unrealized Gain on Securities	Net Gain on Cash Flow Hedging Instruments	Foreign Currency Translation Adjustments	AOCI, net of tax
Beginning balance	$1,022	$4	$(3)	$1,023
Cumulative effect of accounting changes, net of tax [1]	182	—	—	182
Adjusted balance, beginning of period	1,204	4	(3)	1,205
OCI before reclassifications	(432)	(13)	1	(444)
Amounts reclassified from AOCI	2	(5)	—	(3)
OCI, net of tax	(430)	(18)	1	(447)
Ending balance	$774	$(14)	$(2)	$758

[1]
Includes reclassification to retained earnings of $193 of stranded tax effects and $11 of net unrealized gains, after tax, related to equity securities. Refer to Note 1 - Basis of Presentation and Significant Accounting Policies for further information.

Changes in AOCI, Net of Tax for the Year Ended December 31, 2017 (Predecessor Company)
	Changes in
	Net Unrealized Gain on Securities	Net Gain on Cash Flow Hedging Instruments	Foreign Currency Translation Adjustments	AOCI, net of tax
Beginning balance	$693	$32	$(3)	$722
OCI before reclassifications	428	(5)	—	423
Amounts reclassified from AOCI	(99)	(23)	—	(122)
OCI, net of tax	329	(28)	—	301
Ending balance	$1,022	$4	$(3)	$1,023

Changes in AOCI, Net of Tax for the Year Ended December 31, 2016 (Predecessor Company)
	Changes in
	Net Unrealized Gain on Securities	Net Gain on Cash Flow Hedging Instruments	Foreign Currency Translation Adjustments	AOCI, net of tax
Beginning balance	$539	$57	$(3)	$593
OCI before reclassifications	212	(9)	—	203
Amounts reclassified from AOCI	(58)	(16)	—	(74)
OCI, net of tax	154	(25)	—	129
Ending balance	$693	$32	$(3)	$722

65

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
14. Changes In and Reclassifications From Accumulated Other Comprehensive Income (continued)

Reclassification from AOCI
	Successor Company	Predecessor Company
	June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	Affected Line Item in the Consolidated Statement of Operations
Net Unrealized Gain on Securities
Available-for-sale securities	$(32)	$(2)	$153	$89	Net realized capital gains (losses)
	(32)	(2)	153	89	Income before income taxes
	(7)	—	54	31	Income tax expense
	$(25)	$(2)	$99	$58	Net income (loss)
Net Gains on Cash-Flow Hedging Instruments
Interest rate swaps	$—	$—	$(1)	$1	Net realized capital gains (losses)
Interest rate swaps	—	8	26	25	Net investment income
Foreign currency swaps	—	(2)	11	(2)	Net realized capital gains (losses)
	—	6	36	24	Income before income taxes
	—	1	13	8	Income tax expense
	$—	$5	$23	$16	Net income (loss)
Total amounts reclassified from AOCI	$(25)	$3	$122	$74	Net income (loss)

66

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
15. Quarterly Results (Unaudited)

Successor Company
	Three Months Ended
	June 30,	September 30,	December 31,
	2018 [1]	2018	2018
Total revenues	$156	$317	$749
Total benefits, losses and expenses	$85	$263	$406
Net income	$57	$67	$285

[1]	Represents the period of June 1, 2018 to June 30, 2018 (Successor Company) as a result of the sale of the Company on May 31, 2018.

Predecessor Company
	Three months ended
	March 31,		June 30,		September 30,	December 31,
	2018	2017	2018 [2]	2017	2017	2017
Total revenues	$591	$527	$245	$595	$533	$577
Total benefits, losses and expenses	$447	$441	$288	$450	$462	$503
Net income (loss)	$125	$75	$(31)	$112	$83	$(316)

[2]	Represents the period of April 1 2018 to May 31, 2018 (Predecessor Company) as a result of the sale of the Company on May 31, 2018.

67

PART C
OTHER INFORMATION
ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)		All financial statements are included in Part A and Part B of the Registration Statement
(b)	(1)	Resolution of the Board of Directors authorizing the establishment of the Separate Account.
	(2)	Not applicable.
	(3)	(a) Amended and Restated Principal Underwriter Agreement
(b) Form of Dealer Agreement
	(4)	Individual Flexible Premium Variable Annuity Contract
Optional Death Benefit Enhancement Rider
Principal First Benefit Rider
Enhanced Death Benefit Rider
Dollar Cost Averaging Rider
Disability Rider
Extended Withdrawal Privilege Rider
Charitable Remainder Trust Rider
Longevity Reward Rider
Amendatory Rider
Annuity Commencement Date Deferral Option Rider
	(5)	Form of Application
	(6)	(a) Articles of Incorporation of Talcott Resolution (1)
(b) Bylaws of Talcott Resolution (1)
	(7)	Reinsurance Agreements and Amendments
AXA Corporate Solutions Life Reinsurance Company (April 1, 1999) (2)
AXA Corporate Solutions Life Reinsurance Company ( May 8, 2000) (2)
Transamerica Financial Life Insurance Company (2)
ACE Tempest Life Reinsurance Ltd. (October 1, 2002) (2)
Swiss Re Life & Health America, Inc. (2)
	(8)	Fund Participation Agreements and Amendments and Guarantee Agreements
AIM
AllianceBernstein
BlackRock
Hartford
Mutual Fund and VIF
Pioneer
Prudential
Victory
Wells Fargo

Guarantee Agreement, between Hartford Fire Insurance Company and Hartford Life and Accident Insurance Company and its wholly owned subsidiary, Hartford Life Insurance Company, dated as of January 1, 1990.

Guarantee between Hartford Life Insurance Company and ITT Hartford International Life Reassurance Corporation, dated August 29, 1994 and effective as of May 1, 1993.
Guarantee Agreement, between Hartford Life Insurance Company and ITT Comprehensive Employee Benefit Service Company, its wholly owned subsidiary, dated as of April 1, 1997.
Guarantee Agreement, between Hartford Life Insurance Company and ITT Hartford Life and Annuity Insurance Company, dated as of May 23, 1997.
Capital Maintenance Agreement by and between Hartford Life Insurance Company and Hartford Life, Inc. dated March 12, 2001.

(9)	Opinion and Consent of Lisa Proch, General Counsel
(10)	Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm
(11)	No financial statements are omitted
(12)	Not applicable
(99)	Copy of Power of Attorney
(1) Incorporated by reference to Item 24(b)(6)(a-b), respectively, of Post-Effective Amendment No. 52, to the Registration Statement Filed No. 333-69485, dated June 28, 2018.

(2)
Incorporated by reference to Item 24(b)(7)(a), Item 24(b)(7)(b), Item 24(b)(7)(c), Item 24(b)(7)(d) and Item 24(b)(7)(g) of Post-Effective Amendment No. 42, to the Registration Statement File No. 333-69485, filed on April 23, 2012.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME	POSITION
Christopher B. Abreu	Vice President and Chief Actuary
Ellen T. Below	Vice President and Chief Communications Officer
Jeremy Billiel	Assistant Vice President and Treasurer
Matthew Bjorkman	Vice President and Chief Auditor
John B. Brady	Vice President and Chief Actuary, Appointed Actuary
Richard J Carbone (1)	Director
Christopher S. Conner	Assistant Vice President, Chief Compliance Officer of Separate Accounts, AML Compliance Officer and Sanctions Compliance Officer
Henry Cornell (2)	Director
Robert A. Cornell	Vice President and Actuary
Christopher Cramer	Vice President and Director of Tax
Christopher J. Dagnault (3)	Vice President
Gilles M. Dellaert (4)	Director
George Eknaian	Senior Vice President and Chief Risk Officer
Oliver M. Goldstein (5)	Director
Michael R. Hazel	Vice President and Controller
Donna R. Jarvis	Vice President and Actuary
Brion S. Johnson (6)	Director
Diane Krajewski	Vice President, Chief Human Resources Officer and Head of Operations
Craig D. Morrow	Vice President
Emily R. Pollack (2)	Director
Matthew J. Poznar	Senior Vice President and Chief Investment Officer
Lisa M. Proch	Senior Vice President, General Counsel and Chief Compliance Officer
Michael S. Rubinoff (7)	Director
Peter F. Sannizzaro	President, Chief Executive Officer, Director
David I. Schamis (8)	Director
Robert R. Siracusa	Vice President and Chief Financial Officer
Leslie T. Soler	Assistant Vice President and Corporate Secretary
Samir Srivastava	Vice President and Chief Information Officer
Robert Stein (9)	Director
Heath L. Watkin (10)	Director
Unless otherwise indicated, the principal business address of each of the above individuals is 1 Griffin Road North, Windsor, CT 06095.

(1)	Address: 469 Edinboro Rd., Staten Island, NY 10306

(2)	Address: Cornell Capital LLP, 499 Park Ave., 21st Floor, New York, NY 10022

(3)	Address: 500 Bielenberg Drive, Woodbury, MN 55125

(4)	Address: Global Atlantic Financial Group, 4 World Trade Center, 150 Greenwich St., 51st Floor, New York, NY 10007

(5)	Address: Pine Brook, One Grand Central Place, 60 East 42nd St., 50th Floor, New York, NY 10165

(6)	Address: The Hartford, 690 Asylum Ave., Hartford, CT 06155

(7)	Address: Safra, 546 5th Ave., 3rd Floor, New York, NY 10036

(8)	Address: Atlas Merchant Capital, 375 Park Ave., 21st Floor, New York, NY 10152

(9)	Address: 39 West 94th St., New York, NY 10025

(10)	Address: TRB Advisors LP, 767 Fifth Ave., 12th Floor, New York, NY 10153

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.
Filed herein as Exhibit 99.26.

ITEM 27. NUMBER OF CONTRACT OWNERS
As of January 31, 2019, there were 29,237 owners of qualified contracts and 30,159 owners of non-qualified contracts.

ITEM 28. INDEMNIFICATION
Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."
Provision is made that the Corporation, to the fullest extent permissible by applicable law as then in effect, shall indemnify any individual who is a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, and whether formal or informal (each, a "Proceeding") because such individual is or was (i) a Director, or (ii) an officer or employee of the Corporation (for purposes of the by laws, each an "Officer"), against obligations to pay judgments, settlements, penalties, fines or reasonable expenses (including counsel fees) incurred in a Proceeding if such Director or Officer: (l)(A) conducted him or herself in good faith; (B) reasonably believed (i) in the case of conduct in such person's official capacity, which shall include service at the request of the Corporation as a director, officer or fiduciary of a Covered Entity (as defined below), that his or her conduct was in the best interests of the Corporation; and (ii) in all other cases, that his or her conduct was at least not opposed to the best interests of the Corporation; and (C) in the case of any criminal proceeding, such person had no reasonable cause to believe his or her conduct was unlawful; or (2) engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the Corporation's Certificate, in each case, as determined in accordance with the procedures set forth in the by laws. For purposes of the by laws, a "Covered Entity" shall mean another corporation, partnership, joint venture, trust or other enterprise (including, without limitation, any employee benefit plan) in respect of which such person is serving at the request of the Corporation as a director, officer or fiduciary.
Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a)	TDC acts as principal underwriter for the following investment companies:
Talcott Resolution Life Insurance Company - Separate Account One
Talcott Resolution Life Insurance Company - Separate Account Two

Talcott Resolution Life Insurance Company - Separate Account Two (DC Variable Account I)
Talcott Resolution Life Insurance Company - Separate Account Two (DC Variable Account II)
Talcott Resolution Life Insurance Company - Separate Account Two (QP Variable Account)
Talcott Resolution Life Insurance Company - Separate Account Two (Variable Account "A")
Talcott Resolution Life Insurance Company - Separate Account Two (NQ Variable Account)
Talcott Resolution Life Insurance Company - Separate Account Ten
Talcott Resolution Life Insurance Company - Separate Account Three
Talcott Resolution Life Insurance Company - Separate Account Five
Talcott Resolution Life Insurance Company - Separate Account Seven
Talcott Resolution Life Insurance Company - Separate Account Eleven
Talcott Resolution Life Insurance Company - Separate Account Twelve
Talcott Resolution Life Insurance Company - Separate Account VL I
Talcott Resolution Life Insurance Company - Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company - Separate Account One
Talcott Resolution Life and Annuity Insurance Company - Separate Account Ten
Talcott Resolution Life and Annuity Insurance Company - Separate Account Three
Talcott Resolution Life and Annuity Insurance Company - Separate Account Five
Talcott Resolution Life and Annuity Insurance Company - Separate Account Six
Talcott Resolution Life and Annuity Insurance Company - Separate Account Seven
Talcott Resolution Life and Annuity Insurance Company - Separate Account VLI
Talcott Resolution Life and Annuity Insurance Company - Separate Account VLII
American Maturity Life Insurance Company Separate Account AMLVA
American Maturity Life Insurance Company - Separate Account One
ICMG Registered Variable Life Separate Account A
ICMG Registered Variable Life Separate Account One
Union Security Insurance Company - Variable Account C
Union Security Insurance Company - Variable Account D
Union Security Life Insurance Company - Separate Account A

(b) Directors and Officers of TDC

Name	Positions and Offices with Underwriter
Christopher S. Conner	Chief Compliance Officer, Privacy Officer, Secretary
Christopher Cramer	Vice President and Director of Tax
Christopher J. Dagnault (1)	President and Chief Executive Officer, Director
Diane Krajewski	Chief Human Resources Officer, Chairman of the Board, Director
James Anthony Maciolek	Assistant Secretary, FINOP, Chief Financial Officer and Controller
Lisa Proch	Senior Vice President, General Counsel, Chief Compliance Officer and Assistant Secretary
Robert R. Siracusa	Director

Unless otherwise indicated, the principal business address of each of the above individuals is 1 Griffin Road North, Windsor, CT 06095.
(1) Address: 500 Bielenberg Drive. Woodbury, MN 55125.

(c) Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS
All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder are maintained by Talcott Resolution at 1 Griffin Road North, Windsor, CT 06095.

ITEM 31. MANAGEMENT SERVICES
All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32. UNDERTAKINGS

(a)
The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

(b)
The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Windsor, and State of Connecticut on April 18, 2019.

Talcott Resolution Life Insurance Company
Separate Account Two (Registrant)

By:	/s/ Peter F. Sannizzaro
Peter F. Sannizzaro
President, Chief Executive Officer, Director

Talcott Resolution Life Insurance Company
(Depositor)

By:	/s/ Peter F. Sannizzaro
Peter F. Sannizzaro
President, Chief Executive Officer, Director

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Peter F. Sannizzaro, President, Chief Executive Officer, Director		/s/ Peter F. Sannizzaro
Robert R. Siracusa, Chief Financial Officer		Peter F. Sannizzaro
Robert J. Carbone, Director*		/s/ Robert R. Siracusa
Henry Cornell, Director*		Robert R. Siracusa
Gilles M. Dellaert, Director*	*By:	/s/ Lisa Proch
Oliver M. Goldstein, Director*		Lisa Proch, Attorney-in-Fact
Brion S. Johnson, Director*	Date:	April 18, 2019
Emily R. Pollack, Director*
Michael S. Rubinoff, Director*
David I. Schamis, Director*
Robert W. Stein, Director*
Heath L. Watkin, Director*

333-69485

EXHIBIT INDEX
(1)	Resolution of the Board of Directors authorizing the establishment of the Separate Account.
(3)	(a) Amended and Restated Principal Underwriter Agreement
(b) Form of Dealer Agreement
(4)	Individual Flexible Premium Variable Annuity Contract
Optional Death Benefit Enhancement Rider
Principal First Benefit Rider
Enhanced Death Benefit Rider
Dollar Cost Averaging Rider
Disability Rider
Extended Withdrawal Privilege Rider
Charitable Remainder Trust Rider
Longevity Reward Rider
Amendatory Rider
Annuity Commencement Date Deferral Option Rider
(5)	Form of Application
(8)	Fund Participation Agreements and Amendments and Guarantee Agreements
AIM
AllianceBernstein
BlackRock
Hartford
Mutual Fund and VIF
Pioneer
Prudential
Victory
Wells Fargo

Guarantee Agreement, between Hartford Fire Insurance Company and Hartford Life and Accident Insurance Company and its wholly owned subsidiary, Hartford Life Insurance Company, dated as of January 1, 1990.

Guarantee between Hartford Life Insurance Company and ITT Hartford International Life Reassurance Corporation, dated August 29, 1994 and effective as of May 1, 1993.
Guarantee Agreement, between Hartford Life Insurance Company and ITT Comprehensive Employee Benefit Service Company, its wholly owned subsidiary, dated as of April 1, 1997.
Guarantee Agreement, between Hartford Life Insurance Company and ITT Hartford Life and Annuity Insurance Company, dated as of May 23, 1997.
Capital Maintenance Agreement by and between Hartford Life Insurance Company and Hartford Life, Inc. dated March 12, 2001.
(9)	Opinion and Consent of Lisa Proch, General Counsel
(10)	Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm
(26)	Organizational Chart
(99)	Copy of Power of Attorney